      As filed with the Securities and Exchange Commission on February 12, 2007.
                                                      Registration No. 333-71074

                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 13

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [X]  on February 12, 2007 pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on _________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item    Caption in Prospectus
--------    ---------------------
Part A
1........   Cover Page
2........   Appendix A: Special Terms
3........   Summary
4........   Appendix B: Table of Accumulation Values
5........   General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6........   Charges and Deductions; Withdrawal Charges; Reduction or Elimination
            of Withdrawal Charges; Administration Fees; Mortality and Expense
            Risks Charge; Taxes; Expenses of Distributing the Contract
7........   Accumulation Period Provisions; Company Approval; Purchase Payments;
            Accumulation Units; Net Investment Factor; Transfers Among
            Investment Options; Telephone Transactions; Special Transfer
            Services - Dollar Cost Averaging; Asset Rebalancing Program;
            Withdrawals; Special Withdrawal Services - the Income Plan; Contract
            Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary;
            Modification
8........   Pay Out Period Provisions; General; Annuity Options; Determination
            of Amount of the First Variable Annuity Benefit Payment; Annuity
            Units and the Determination of Subsequent Variable Annuity Benefit
            Payments; Transfers During the Pay Out During the Pay Out Period
9........   Accumulation Period Provisions; Death Benefit During the
            Accumulation Period; Pay Out Period Provisions; Death Benefit Period
10.......   Accumulation Period Provisions; Purchase Payments; Accumulation
            Units; Value of Accumulation Units; Net Investment Factor;
            Distribution of Contracts
11.......   Withdrawals; Restrictions under the Texas Optional Retirement
            Program; Accumulation Period Provisions; Purchase Payments; Other
            Contract Provisions; Ten Day Right to Review
12.......   Federal Tax Matters; Introduction; Taxation of Annuities in General;
            Diversification Requirements; Qualified Retirement Plans; Appendix
            G: Qualified Plan Types
13.......   Legal Proceedings
14.......   Statement of Additional Information - Table of Contents

Part B...   Caption in Statement of Additional Information
15.......   Cover Page
16.......   Table of Contents
17.......   General Information and History
18.......   Services-Independent Auditors, Services-Servicing Agent
19.......   Not Applicable
20.......   Services - Principal Underwriter
21.......   Performance Data
22.......   Not Applicable
23.......   Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                   VERSION A:
                        (Venture Vision Variable Annuity)
                      (currently issued contracts version)

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES


                                              Prospectus dated February 12, 2007


                       VENTURE VISION(R) VARIABLE ANNUITY

This Prospectus describes interests in VENTURE VISION flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture Vision variable annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust
   U.S. Large Cap Trust
CAPITAL RESEARCH AND MANAGEMENT COMPANY
   American Bond Trust
   American Growth Trust
   American Growth-Income Trust
   American International Trust
DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust
   Fundamental Value Trust
DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities Trust
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust
JENNISON ASSOCIATES LLC
   Capital Appreciation Trust
LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust
MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Index Allocation Trust
   Lifestyle Aggressive Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Mid Cap Index Trust
   Money Market Trust
   Pacific Rim Trust
MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust
PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust
RCM CAPITAL MANAGEMENT LLC
T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology Trust(1)
T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust
   Small Company Value Trust
TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust
   International Value Trust
UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust
VAN KAMPEN
   Value Trust
WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust
   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust
WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities Trust

(1) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                      JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
----------------------------------------------------------------   ----------------------------------------------------------------
    ANNUITIES SERVICE CENTER              MAILING ADDRESS              ANNUITIES SERVICE CENTER              MAILING ADDRESS
--------------------------------   -----------------------------   --------------------------------   -----------------------------
       601 Congress Street         Post Office Box 55230 Boston,          601 Congress Street         Post Office Box 55013 Boston,
Boston, Massachusetts 02210-2805      Massachusetts 02205-5230     Boston, Massachusetts 02210-2805      Massachusetts 02205-5013
(617) 663-3000 or (800) 344-1029    www.johnhancockannuities.com   (877) 391-3748 or (800) 551-2078     www.johnhancocknewyork.com

                                TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS ................................................     1
OVERVIEW .................................................................     3
FEE TABLES ...............................................................     9
   EXAMPLES ..............................................................    10
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS ........    11
   THE COMPANIES .........................................................    11
   THE SEPARATE ACCOUNTS .................................................    12
   THE FUNDS .............................................................    12
   VOTING INTEREST .......................................................    17
DESCRIPTION OF THE CONTRACT ..............................................    19
   ELIGIBLE PLANS ........................................................    19
   ACCUMULATION PERIOD PROVISIONS ........................................    19
      Purchase Payments ..................................................    19
      Accumulation Units .................................................    19
      Value of Accumulation Units ........................................    20
      Net Investment Factor ..............................................    20
      Transfers Among Investment Options .................................    20
      Maximum Number of Investment Options ...............................    21
      Telephone and Electronic Transactions ..............................    21
      Special Transfer Services-Dollar Cost Averaging ....................    22
      Special Transfer Services-Asset Rebalancing Program ................    22
      Withdrawals ........................................................    23
      Special Withdrawal Services-The Income Plan ........................    23
      Death Benefit During Accumulation Period ...........................    24
   PAY-OUT PERIOD PROVISIONS .............................................    25
      General ............................................................    25
      Annuity Options ....................................................    25
      Determination of Amount of the First Variable Annuity Benefit
      Payment ............................................................    26
      Annuity Units and the Determination of Subsequent Variable Annuity
      Benefit Payments ...................................................    27
      Transfers During Pay-out Period ....................................    27
      Death Benefit During Pay-out Period ................................    27
   OTHER CONTRACT PROVISIONS .............................................    27
      Right to Review ....................................................    27
      Ownership ..........................................................    28
      Annuitant ..........................................................    28
      Beneficiary ........................................................    28
      Modification .......................................................    29
      Our Approval .......................................................    29
      Misstatement and Proof of Age, Sex or Survival .....................    29
   FIXED INVESTMENT OPTIONS ..............................................    29
      Interest Rates and Availability ....................................    29
      Transfers ..........................................................    29
      Renewals ...........................................................    29
      Withdrawals ........................................................    29
      Loans ..............................................................    30
      Charges ............................................................    30
OPTIONAL BENEFITS ........................................................    31
   PRINCIPAL PLUS FOR LIFE ...............................................    31
   PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER ...........    39
   PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER (NOT AVAILABLE
   IN NEW YORK) ..........................................................    39
   ANNUAL STEP DEATH BENEFIT .............................................    43
CHARGES AND DEDUCTIONS ...................................................    45
   ASSET-BASED CHARGES ...................................................    45
      Daily Administration Fee ...........................................    45
      Distribution Fee ...................................................    45
      Mortality and Expense Risks Fee ....................................    45
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS ....................    45
   PREMIUM TAXES .........................................................    46
FEDERAL TAX MATTERS ......................................................    47
   INTRODUCTION ..........................................................    47
   OUR TAX STATUS ........................................................    47
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ..........................    47
   NON-QUALIFIED CONTRACTS ...............................................    47
      Undistributed Gains ................................................    47
      Taxation of Annuity Payments .......................................    48
      Surrenders, Withdrawals and Death Benefits .........................    48
      Taxation of Death Benefit Proceeds .................................    48
      Penalty Tax on Premature Distributions .............................    49
      Puerto Rico Non-Qualified Contracts ................................    49
      Diversification Requirements .......................................    49
   QUALIFIED CONTRACTS ...................................................    50
      Penalty Tax on Premature Distributions .............................    50
      Tax-Free Rollovers .................................................    51
      Loans ..............................................................    51
      Puerto Rico Contracts Issued to Fund Retirement Plans ..............    52
   SEE YOUR OWN TAX ADVISER ..............................................    52
GENERAL MATTERS ..........................................................    53
   ASSET ALLOCATION SERVICES .............................................    53
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ..............    53
   DISTRIBUTION OF CONTRACTS .............................................    53
      Standard Compensation ..............................................    53
      Additional Compensation and Revenue Sharing ........................    54
      Differential Compensation ..........................................    54
   REINSURANCE ARRANGEMENTS ..............................................    54
APPENDIX A: EXAMPLES OF PRINCIPAL PLUS FOR LIFE RIDERS ...................   A-1
APPENDIX B: QUALIFIED PLAN TYPES .........................................   B-1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents


General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accounting Firm..........................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents


General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accounting Firm..........................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

                            GLOSSARY OF SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by the Company.


ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.


FUND: A series of a registered open-end investment management company, such as a "Fund" of John Hancock Trust, which corresponds to a Variable Investment Option.


GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.


VARIABLE ANNUITY: An Annuity Option (1) with payments which are not predetermined or guaranteed as to dollar amount, and (2) whose payment account values vary in relation to the investment experience of one or more specified Sub-Accounts.


VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    OVERVIEW

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.

WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers an optional guaranteed minimum withdrawal benefit, a death benefit and an optional death benefit, annuity benefit payments and tax-deferred treatment of earnings.



The Contract offers an optional, guaranteed minimum withdrawal benefit called "Principal Plus for Life" for an additional fee. We also will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period." For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit." We provide more information about these benefits under the section, "Optional Benefits."



We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.


In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.




HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payment to refer to the investments you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments.

   TYPE OF      MINIMUM INITIAL
   CONTRACT     PURCHASE PAYMENT   MINIMUM SUBSEQUENT PURCHASE PAYMENT
   --------     ----------------   -----------------------------------
Non-Qualified       $25,000                        $1,000
  Qualified         $25,000                        $1,000



Generally, you may make additional Purchase Payments at any time. If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.


WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The following Riders are available under the Contract. The availability of the Riders may vary by state. For additional information on these Riders, please see the section entitled "Optional Benefits."

1) PRINCIPAL PLUS FOR LIFE
   PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP
   PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION


You may elect to purchase any one of these optional benefit Riders, if available in your state. You may only elect one rider. You may not be over age 80 to purchase Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up. For Principal Plus for Life Plus Spousal Protection: (a) the older of you and your spouse must be less than 81; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. These Riders are available only at Contract issue and cannot be revoked once elected.



We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year. The initial Guaranteed Withdrawal Amount equals 5% of a "Guaranteed Withdrawal Balance." The initial Guaranteed Withdrawal Balance equals your initial Purchase Payment for the Contract, up to a $5 million maximum. You can withdraw the Guaranteed Withdrawal Amount each year until the Guaranteed Withdrawal Balance is depleted to zero. In addition, after age 65, we will calculate a "Lifetime Income Amount." If you subsequently limit your annual withdrawals to the Lifetime Income Amount, we will make the Lifetime Income Amount benefit available to you for as long as you live, even after you have recovered your Purchase Payments in the Contract, and even after your Contract Value reduces to zero.


THE LIFETIME INCOME AMOUNT WILL EQUAL THE GUARANTEED WITHDRAWAL AMOUNT IF YOU DO NOT TAKE ANY WITHDRAWALS UNTIL THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY. FOR PRINCIPAL PLUS FOR LIFE AND PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP, THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY IS THE CONTRACT ANNIVERSARY ON OR NEXT FOLLOWING YOUR 65TH BIRTHDAY. FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION, THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY IS THE CONTRACT ANNIVERSARY ON OR NEXT FOLLOWING THE 65TH BIRTHDAY OF THE OLDER OF YOU OR YOUR SPOUSE. IF YOU PURCHASE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP UNDER A CONTRACT WITH TWO OR MORE OWNERS, THE LIFETIME INCOME AMOUNT APPLIES ONLY TO THE LIFE OF THE OLDEST OWNER. IF YOU PURCHASE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION, THE LIFETIME INCOME AMOUNT APPLIES TO THE LIVES OF YOU AND YOUR SPOUSE AT THE TIME OF PURCHASE.

Under the Principal Plus for Life benefits, you choose how much Contract Value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the Guaranteed Withdrawal Amount in any year, we may reduce the Guaranteed Withdrawal Amount that we guarantee for future withdrawals. Similarly, we may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the Lifetime Income Amount in any year after the applicable age 65. We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Optional Benefits - Principal Plus for Life" section of the Prospectus.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT. THE LIFETIME INCOME AMOUNT MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWALS BEFORE THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GUARANTEED WITHDRAWAL BALANCE TO ZERO.

We reduce the Guaranteed Withdrawal Balance each time you take a withdrawal. On the Contract Anniversary on or after the applicable age 65, or if the covered person is 65 or older at the time of purchase, the Lifetime Income Amount will equal 5% of the Guaranteed Withdrawal Balance at that time. We will increase the Guaranteed Withdrawal Balance by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, we may also increase or "Step-up" the Guaranteed Withdrawal Balance on certain dates. You may also increase the amounts we guarantee by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH ANY OF THE PRINCIPAL PLUS FOR LIFE RIDERS.

IF YOU ELECT TO PURCHASE ANY OF THE PRINCIPAL PLUS FOR LIFE RIDERS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THESE BENEFITS. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option (We describe the currently available Investment Options for Contracts issued with any of the Principal Plus for Life Riders in the "Optional Benefits" section of this Prospectus.)

The Automatic Annual Step-up or Spousal Protection versions of the Principal Plus for Life Rider enhance the guarantees we provide in the standard Principal Plus for Life Rider for the additional fee described in the Fee Tables.

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP-UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEE ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "Optional Benefits."

2) ANNUAL STEP DEATH BENEFIT

Under the Annual Step Death Benefit Rider, we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Death Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit Rider, however, if you (or any joint Owner) are age 80 or over.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. We may also use amounts derived from the charges for payment of distribution expenses. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options, based on your value in each.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds; and

     -    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     -    the nature of any Qualified Plan for which the contract is being used;
          and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, which may be increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Vision Contract. These fees are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(A)

TRANSFER FEE(B)
Maximum Fee       $25
Current Fee       $ 0

(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES


ANNUAL CONTRACT FEE                                                           None
-------------------                                                           ----
ANNUAL SEPARATE ACCOUNT EXPENSES(A)
Daily Administration Fee                                                      0.15%
Distribution Fee                                                              0.25%
Mortality and Expense Risks Fee                                               1.30%
                                                                              ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                        1.70%
                                                                              ----
(With no Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step Death Benefit Fee                                        0.20%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(B)                                     1.90%
                                                                              ----
FEES DEDUCTED FROM CONTRACT VALUE
Principal Plus for Life
   Maximum Fee(C)                                                             0.75%
   Current Fee                                                                0.40%
   (as a percentage of Adjusted Guaranteed Withdrawal Benefit)
Principal Plus for Life Plus Automatic Annual Step-up
   Maximum Fee(D)                                                             1.20%
   Current Fee                                                                0.60%
   (as a percentage of Adjusted Guaranteed Withdrawal Benefit)
Principal Plus for Life Plus Spousal Protection (not available in New York)
Maximum Fee(E)                                                                1.20%
Current Fee                                                                   0.65%
   (as a percentage of Adjusted Guaranteed Withdrawal Benefit)



(A) A daily charge reflected as an annualized percentage of the Variable Investment Options unless otherwise noted.


(B) Amount shown includes the Mortality and Expense Risks Fee, Daily Administration Fee as well as the optional Annual Step Death Benefit.

(C) The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value The charge is deducted on an annual basis from the Contract Value.

(D) The current charge is 0.60%. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value The charge is deducted on an annual basis from the Contract Value.

(E) The current charge is 0.65%. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value The charge is deducted on an annual basis from the Contract Value.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN
THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES              MINIMUM   MAXIMUM
------------------------------------              -------   -------
Range of expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
fees, and other expenses                           0.77%     1.42%

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES- CONTRACT WITH OPTIONAL BENEFIT
RIDERS

The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

CONTRACTS WITH PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND ANNUAL STEP DEATH BENEFIT RIDERS


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the contract at the end of the
   applicable time period:                            $461     $1,403    $2,372    $4,900
If you annuitize, or do not surrender the contract
   at the end of the applicable time period:          $461     $1,403    $2,372    $4,900


EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES - CONTRACT WITH NO OPTIONAL BENEFIT RIDERS

The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

CONTRACTS WITH NO OPTIONAL BENEFIT RIDERS


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the contract at the end of the
   applicable time period:                            $250      $768     $1,312    $2,793
If you annuitize, or do not surrender the contract
   at the end of the applicable time period:          $250      $768     $1,312    $2,793





LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

        GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

AAA                 Extremely strong financial security characteristics;
Standard & Poor's   1st category of 21

A++ A.M. Best       Superior companies have a very strong ability to meet
                    their obligations; 1st category of 16

AA+ Fitch           Very strong capacity to meet policyholder and
                    contract obligations; 2nd category of 24

John Hancock USA has also received the following rating from Moody's:

Aa2 Moody's         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

     - the liability to pay contractual claims under the contracts is assumed by another insurer; or

     - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The table in the Fee Tables section of the Prospectus shows the minimum and maximum range of investment management fees, Rule 12b-1 fees and other operating expenses for Fund shares as a percentage (rounded to two decimal places) of average daily net assets for 2005. Fees and expenses of Funds are not fixed or specified under the terms of the contracts and may vary from year to year. Fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

- If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.40% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.


Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of-funds" that invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.


Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST
   (We show the Fund's manager (i.e. subadviser) in bold above the name of the
                                      Fund)


CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust          Seeks the balanced accomplishment of (a)
                                 conservation of principal and (b) long-term
                                 growth of capital and income by investing the
                                 Fund's assets in both equity and fixed-income
                                 securities. The subadviser has full discretion
                                 to determine the allocation between equity and
                                 fixed income securities.

   U.S. Large Cap Trust          Seeks long-term growth of capital and income by
                                 investing the Fund's assets, under normal
                                 market conditions, primarily in equity and
                                 equity-related securities of companies with
                                 market capitalization greater than $500
                                 million.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance
Series)
   American Bond Trust           Invests all of its assets in Class 2 shares of
                                 the Bond Trust, a series of American Fund
                                 Insurance Series (master fund). The Bond Trust
                                 seeks to maximize current income and preserve
                                 capital by normally investing 80% of its assets
                                 in bonds, (at least 65% in investment grade
                                 debt securities and up to 35% in so-called
                                 "junk bonds"), the issuers of which may be
                                 domiciled outside the United States.

   American Growth Trust         Invests all of its assets in Class 2 shares of
                                 the Growth Fund, a series of American Fund
                                 Insurance Series. The Growth Fund invests
                                 primarily in common stocks of companies that
                                 appear to offer superior opportunities for
                                 growth of capital.

   American Growth-Income        Invests all of its assets in Class 2 shares of
   Trust                         the Growth-Income Fund, a series of American
                                 Fund Insurance Series. The Growth-Income Fund
                                 invests primarily in common stocks or other
                                 securities which demonstrate the potential for
                                 appreciation and/or dividends.

   American International        Invests all of its assets in Class 2 shares of
   Trust                         the International Fund, a series of American
                                 Fund Insurance Series. The International Fund
                                 invests primarily in common stocks of companies
                                 located outside the United States.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust      Seeks growth of capital by investing primarily
                                 in common stocks of financial companies. During
                                 normal market conditions, at least 80% of the
                                 Fund's net assets (plus any borrowings for
                                 investment purposes) are invested in companies
                                 that are principally engaged in financial
                                 services. A company is "principally engaged" in
                                 financial services if it owns financial
                                 services-related assets constituting at least
                                 50% of the value of its total assets, or if at
                                 least 50% of its revenues are derived from its
                                 provision of financial services.

   Fundamental Value Trust       Seeks growth of capital by investing, under
                                 normal market conditions, primarily in common
                                 stocks of U.S. companies with market
                                 capitalizations of at least $5 billion that the
                                 subadviser believes are undervalued. The Fund
                                 may also invest in U.S. companies with smaller
                                 capitalizations.

DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities        Seeks to achieve a combination of long-term
   Trust                         capital appreciation and current income by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in equity
                                 securities of real estate investment trusts
                                 ("REITS") and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust      Seeks long-term growth of capital by investing
   (formerly International       in stocks and other securities with equity
   Stock Trust)                  characteristics of companies located in the
                                 developed countries that make up the MSCI EAFE
                                 Index(1).

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust    Seeks long-term capital growth by investing at
                                 least 65% of its total assets in equity-related
                                 securities of companies that exceed $1 billion
                                 in market capitalization and that the
                                 subadviser believes have above-average growth
                                 prospects. These companies are generally
                                 medium-to-large capitalization companies.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust             Seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities that, in the subadviser's
                                 opinion, offer the potential for capital
                                 growth. The subadviser seeks to purchase
                                 securities at large discounts to the
                                 subadviser's assessment of their intrinsic
                                 value.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities   Seeks long-term growth of capital by investing,
   Trust                         under normal market conditions, at least 65% of
                                 its assets in common stocks of foreign
                                 companies that are selected for their long-term
                                 growth potential. The Fund may invest in
                                 companies of any size throughout the world. The
                                 Fund normally invests in issuers from at least
                                 three different countries not including the
                                 U.S. The Fund may invest in common stocks of
                                 companies operating in emerging markets.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   Index Allocation Trust        Seeks long-term growth of capital with current
                                 income also a consideration by investing in a
                                 number of other index Funds of John Hancock
                                 Trust.

   Lifestyle Aggressive (2)      Seeks to provide long-term growth of capital
                                 (current income is not a consideration) by
                                 investing 100% of the Lifestyle Trust's assets
                                 in other Funds of the Trust ("Underlying
                                 Funds") which invest primarily in equity
                                 securities.

   Lifestyle Balanced (2)        Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to capital growth by
                                 investing approximately 40% of the Lifestyle
                                 Trust's assets in Underlying Funds which invest
                                 primarily in fixed income securities and
                                 approximately 60% of its assets in Underlying
                                 Funds which invest primarily in equity
                                 securities.

   Lifestyle Conservative (2)    Seeks to provide a high level of current income
                                 with some consideration also given to growth of
                                 capital by investing approximately 80% of the
                                 Lifestyle Trust's assets in Underlying Funds
                                 which invest primarily in fixed income
                                 securities and approximately 20% of its assets
                                 in Underlying Funds which invest primarily in
                                 equity securities.

   Lifestyle Growth (2)          Seeks to provide long-term growth of capital
                                 with consideration also given to current income
                                 by investing approximately 20% of the Lifestyle
                                 Trust's assets in Underlying Funds which invest
                                 primarily in fixed income securities and
                                 approximately 80% of its assets in Underlying
                                 Funds which invest primarily in equity
                                 securities.

   Lifestyle Moderate (2)        Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to current income by
                                 investing approximately 60% of the Lifestyle
                                 Trust's assets in Underlying Funds which invest
                                 primarily in fixed income securities and
                                 approximately 40% of its assets in Underlying
                                 Funds which invest primarily in equity
                                 securities.

   Money Market Trust            Seeks maximum current income consistent with
                                 preservation of principal and liquidity by
                                 investing in high quality money market
                                 instruments with maturities of 397 days or less
                                 issued primarily by U. S. entities.

   Pacific Rim Trust             Seeks long-term growth of capital by investing
                                 in a diversified portfolio that is comprised
                                 primarily of common stocks and equity-related
                                 securities of corporations domiciled in
                                 countries in the Pacific Rim region.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities       Seeks long-term capital appreciation by
   Trust                         investing, under normal circumstances, at least
                                 80% of its assets in equity securities of
                                 companies with market capitalizations within
                                 the range of the companies in the Russell 2000
                                 Index . (3)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust             Seeks to realize maximum total return,
                                 consistent with preservation of capital and
                                 prudent investment management by investing the
                                 Fund's assets primarily in fixed income
                                 securities denominated in major foreign
                                 currencies, baskets of foreign currencies (such
                                 as the ECU), and the U.S. dollar.

   Total Return Trust            Seeks to realize maximum total return,
                                 consistent with preservation of capital and
                                 prudent investment management by investing,
                                 under normal market conditions, at least 65% of
                                 the Fund's assets in a diversified portfolio of
                                 fixed income securities of varying maturities.
                                 The average portfolio duration will normally
                                 vary within a three- to six-year time frame
                                 based on the subadviser's forecast for interest
                                 rates.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust           Seeks long-term growth of capital by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets in domestic equity securities.

RCM CAPITAL MANAGEMENT LLC
T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology          Seeks long-term growth of capital by investing,
   Trust (5)                     under normal market conditions, at least 80% of
                                 its net assets (plus any borrowings for
                                 investment purposes) in common stocks of
                                 companies expected to benefit from the
                                 development, advancement, and use of science
                                 and technology. Current income is incidental to
                                 the Fund's objective.

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust        Seeks to achieve long-term growth of capital
                                 (current income is a secondary objective) by
                                 investing, under normal market conditions, at
                                 least 80% of the Fund's total assets in the
                                 common stocks of large and medium-sized blue
                                 chip growth companies. Many of the stocks in
                                 the portfolio are expected to pay dividends.

   Equity-Income Trust           Seeks to provide substantial dividend income
                                 and also long-term capital appreciation by
                                 investing primarily in dividend-paying common
                                 stocks, particularly of established companies
                                 with favorable prospects for both increasing
                                 dividends and capital appreciation.

   Health Sciences Trust         Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in common
                                 stocks of companies engaged in the research,
                                 development, production, or distribution of
                                 products or services related to health care,
                                 medicine, or the life sciences (collectively
                                 termed "health sciences").

   Small Company Value Trust     Seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in
                                 small companies whose common stocks are
                                 believed to be undervalued. Under normal market
                                 conditions, the Fund will invest at least 80%
                                 of its net assets (plus any borrowings for
                                 investment purposes) in companies with a market
                                 capitalization that do not exceed the maximum
                                 market capitalization of any security in the
                                 Russell 2000 Index (3) at the time of purchase.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap       Seeks capital appreciation by investing
   Trust                         primarily in the common stock of companies
                                 located outside the U.S. which have total stock
                                 market capitalization or annual revenues of
                                 $1.5 billion or less ("small company
                                 securities").

   International Value Trust     Seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in
                                 equity securities of companies located outside
                                 the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust       Seeks total return, consisting of long-term
                                 capital appreciation and current income, by
                                 investing in equity and fixed income securities
                                 of issuers located within and outside the U.S.

VAN KAMPEN
   Value Trust                   Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in equity securities of companies
                                 with capitalizations similar to the market
                                 capitalization of companies in the Russell
                                 Midcap Value Index. (3)

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond       Seeks a high level of current income consistent
   Trust                         with the maintenance of principal and
                                 liquidity, by investing in a diversified
                                 portfolio of investment grade bonds and tends
                                 to focus its investment on corporate bonds and
                                 U.S. Government bonds with intermediate to
                                 longer term maturities. The Fund may also
                                 invest up to 20% of its assets in
                                 non-investment grade fixed income securities.

   Mid Cap Stock Trust           Seeks long-term growth of capital by investing
                                 primarily in equity securities of mid-size
                                 companies with significant capital appreciation
                                 potential.

   Natural Resources Trust       Seeks long-term total return by investing,
                                 under normal market conditions, primarily in
                                 equity and equity-related securities of natural
                                 resource-related companies worldwide.

   Small Cap Growth Trust        Seeks long-term capital appreciation by
                                 investing, under normal market conditions,
                                 primarily in small-cap companies that are
                                 believed to offer above average potential for
                                 growth in revenues and earnings.

   Small Cap Value Trust         Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its assets in small-cap companies
                                 that are believed to be undervalued by various
                                 measures and offer good prospects for capital
                                 appreciation. For purposes of this portfolio,
                                 "small cap companies" are those with market
                                 capitalizations that are within the range of
                                 capitalizations of companies represented in
                                 either the S&P 600 Index(4) or the Russell 2000
                                 Index(3).

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust              Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in high yield debt securities,
                                 including corporate bonds and other
                                 fixed-income securities.

   Strategic Bond Trust          Seeks a high level of total return consistent
                                 with preservation of capital by giving its
                                 subadviser broad discretion to deploy the
                                 Fund's assets among certain segments of the
                                 fixed income market as the subadviser believes
                                 will best contribute to achievement of the
                                 Fund's investment objective.

   U.S. Government Securities    Seeks a high level of current income consistent
   Trust                         with preservation of capital and maintenance of
                                 liquidity, by investing in debt obligations and
                                 mortgage-backed securities issued or guaranteed
                                 by the U.S. Government, its agencies or
                                 instrumentalities and derivative securities
                                 such as collateralized mortgage obligations
                                 backed by such securities.



(1) MSCI EAFE Index(SM) is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI") . None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. Effective December 30, 2005, the MSCI EAFE Index(SM) tracks companies having market capitalization between $236 million to $222.4 billion.



(2) Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.



(3) Russell 2000(R) and Russell Midcap(R) are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. Effective December 31, 2005, the Russell 2000(R) Index tracks companies having market capitalization between $105 million to $4.4 billion, and the Russell Midcap(R) Value Index and the Russell Midcap(R) Index each track companies having market capitalization between $582 million to $18.22 billion.



(4) "Standard & Poor's(R)," and "Standard & Poor's Small Cap 600(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. Effective December 31, 2005, the S&P Small Cap 600(R) tracks companies having market capitalization between $54 million to $4.2 billion..



(5) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.


VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE PLANS

The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

We may impose restrictions on your ability to make initial and subsequent Purchase Payments.

Purchase Payments


You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $25,000. Subsequent Purchase Payments must be at least $1,000 for Non-Qualified Contracts and $30 for Qualified Contracts. All Purchase Payments must be in U.S dollars. We can provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


John Hancock USA may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:


          - You purchase your Contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.



          - You purchase more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts is equal to or greater than $50,000.



          - You and your spouse each purchase at least one new Contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.



          - You purchase multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:


          - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

          - the Contract Value at the end of such two year period is less than $2,000.


Contracts issued by John Hancock New York may be cancelled as described above at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made.


As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.


We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

          - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

          - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

     Where (a) is:

          - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

          - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

     Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

     Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a variable Investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

          -    restricting the number of transfers made during a defined period;

          -    restricting the dollar amount of transfers;

          - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

          -    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

          -    Any loss or theft of your password; or

          -    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of day-time trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs.

Special Transfer Services-Dollar Cost Averaging

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation

From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.

Special Transfer Services-Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

          - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business
               Day);

          - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

          - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

          - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          -    trading on the New York Stock Exchange is restricted;

          - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

          - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").


You may make Systematic "Income Plan" withdrawals.


Special Withdrawal Services-The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.

AMOUNT OF DEATH BENEFIT. The death benefit payable under the Contract will be the greater of:

          -    the Contract Value; or

          - the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

          (i)  is equal to the death benefit prior to the withdrawal; and

          (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

          -    a certified copy of a death certificate; or

          - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

          -    any other proof satisfactory to us.

If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).

DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and B: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any contract Owner dies before the Maturity Date. If there is a surviving Owner, that contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:

          -    The Beneficiary will become the Owner.

          - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

          -    No additional Purchase Payments may be made.

          - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

          - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

          - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Please see "Optional Benefits" for a discussion of benefits available to Beneficiaries under the optional Annual Step Death Benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

General

Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.

You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will provide either variable or fixed, or a combination variable and fixed annuity payments in proportion to the Investment Account Value of each Investment Option at the Maturity Date. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options are offered in the Contract.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options, which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining Period Certain.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.

Determination of Amount of the First Variable Annuity Benefit Payment

We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the

Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

We will base Variable Annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first variable annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.78%.


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.


(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.


You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted, and we assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.


In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust, which is part of a retirement plan qualified under Section 401 of the Code, or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity benefit payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability


Currently, we do not make available any Fixed Investment Options, other than DCA Fixed Investment Options under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. If we do, a Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.


Fixed Investment Options are not available with John Hancock USA Contracts issued in Minnesota, Mississippi, or Oregon. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

Transfers

During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

Renewals

At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

Withdrawals

You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix B "Qualified Plan Types".

Loans

We offer a loan privilege only to owners of Contracts issued in connection with
Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECT ANY PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

Charges

No asset based charges are deducted from Fixed Investment Options.

                                OPTIONAL BENEFITS

You may elect to purchase any one of Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or Principal Plus for Life Plus Spousal Protection optional benefit Riders, if available in your state. You must not be over age 80 to purchase Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up. For Principal Plus for Life Plus Spousal Protection:
(a) the older of you and your spouse must be less than 81; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. You may elect to purchase either the Principal Plus for Life Rider, the Principal Plus for Life Plus Automatic Annual Step-up Rider if you are not over age 80. YOU MAY NOT ELECT MORE THAN ONE OF PRINCIPAL PLUS FOR LIFE, THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP, OR THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDERS.

PRINCIPAL PLUS FOR LIFE

Definitions

We use the following definitions to describe how the Principal Plus for Life optional benefit Rider works:

Guaranteed Withdrawal Balance means:

     - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;

     - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;

     -    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount or means:

     - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

     - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

     -    The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Covered Person means:

     - The person whose life we use to determine the duration of the Lifetime Income Amount payments;

     - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount means:

     - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the contract;

     - We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)

     - The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".

Step-up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


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

Overview

The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed the Principal Plus for Life Rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a Guaranteed Withdrawal Amount. On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount". If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the contract and even if your Contract Value reduces to zero.

You may elect Principal Plus for Life only at the time you purchase a Contract, provided:

     - the Rider is available for sale in the state where the contract was sold;

     - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

     -    you have not yet attained age 81.

We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee of 0.40% for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped- up" to equal the Contract Value (see "Principal Plus For Life Fee").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. After the Age 65 Contract Anniversary, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions" below).

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus for Life Fee" and "Termination" sections below.)


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

IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT, WE WILL RECALCULATE AMOUNTS WE GUARANTEE FOR FUTURE WITHDRAWALS. WE MAY RESET GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES TO REFLECT REDUCTIONS THAT EXCEED THE AMOUNT OF YOUR WITHDRAWALS. A RESET ALSO MAY REDUCE THE TOTAL AMOUNT GUARANTEED BELOW THE TOTAL OF YOUR PURCHASE PAYMENTS AND MAY REDUCE OR ELIMINATE FUTURE GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES. WITHDRAWALS IN EXCESS OF THE LIFETIME INCOME AMOUNT MAY REDUCE OR ELIMINATE FUTURE LIFETIME INCOME AMOUNT VALUES.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

Bonus Qualification and Effect

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:

     - by an amount equal to 5% of total Purchase Payments to the contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise

     - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount. The Guaranteed Withdrawal Amount will equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. The Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount

If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Principal Plus for Life Fee"). If you decline the Step-up, the fee rate will not be increased. The Step-up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Contract Date up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect. After the 9th Contract Anniversary, in states where permitted, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

Additional Purchase Payments

Effect of Additional Purchase Payments. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment; and

In the case of the Lifetime Income Amount, to equal the lesser of:

     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - The Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Purchase Payment limits, in general. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special Purchase Payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

     - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

Special Purchase Payment limits on "qualified" Contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:

     - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age
          65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;

     - for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but

     - we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Principal Plus for Life is in effect, under our current rules you must invest 100% of your Contract Value at all times either:

     (a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Available Lifestyle, Index Allocation and Money Market Investment Options" below); or

     (b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. If you purchase a Contract with Principal Plus for Life, you may allocate your Contract Value to any one, or any combination of the available Lifestyle, Index Allocation or Money Market Investment Options and you may also use our DCA program from the Money Market or the DCA Fixed Investment Option in connection with your selected Investment Options.

These Investment Options invest in the following Funds:

     -    Lifestyle Growth

     -    Lifestyle Balanced

     -    Lifestyle Moderate

     -    Lifestyle Conservative

     -    Index Allocation

     -    Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THE PROSPECTUS AS WELL AS THE PROSPECTUS FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from the DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.

The Model Allocations are:

     MODEL ALLOCATION NAME        MODEL ALLOCATION PERCENTAGE          FUND NAME
-------------------------------   ---------------------------   -----------------------
Fundamental Holdings of America               25%               American Growth-Income
                                              25%               American Growth
                                              15%               American International
                                              35%               American Bond
Global Balanced                               30%               Fundamental Value
                                              20%               Global Bond
                                              25%               Global Allocation
                                              25%               American International
Blue Chip Balanced                            30%               American Growth
                                              30%               American Growth-Income
                                              40%               Investment Quality Bond

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

If you elect to purchase Principal Plus for Life you may invest your Contract Value only in the Investment Options we make available with this benefit.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options under the model allocations, to require that you choose certain Investment Options in conjunction with other Investment Options under the model allocations, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.

Life Expectancy Distributions You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

          - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

          - pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

          - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

WE DESIGNED OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM TO PROVIDE MINIMUM LIFETIME DISTRIBUTIONS AS DESCRIBED OR AS REQUIRED UNDER CERTAIN SECTIONS OF THE CODE. WITHDRAWALS UNDER OUR AUTOMATIC LIFE EXPECTANCY DISTRIBUTION PROGRAM WILL NOT BE TREATED AS EXCESS WITHDRAWALS AND WILL NOT RESET THE GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.

Settlement Phase

We automatically make settlement payments during Principal Plus for Life's "settlement phase". The "settlement phase" begins if total withdrawals during the Contract Year, are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.

At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

          - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

          - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

          - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

          - After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

Death benefits before the settlement phase. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

                            THEN
IF THE BENEFICIARY IS:      PRINCIPAL PLUS FOR LIFE:
----------------------      ------------------------
1. The deceased Owner's     -    Does not continue with respect to the Lifetime
spouse and the deceased          Income Amount, but continues with respect to
Owner is the Covered             the Guaranteed Withdrawal Amount if the death
Person                           benefit or the Guaranteed Withdrawal Balance is
                                 greater than zero. We will automatically
                                 Step-up the Guaranteed Withdrawal Balance to
                                 equal the initial death benefit we determine,
                                 if greater than the Guaranteed Withdrawal
                                 Balance prior to the death benefit.

                            - Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                            - Continues to impose the Principal Plus for Life fee.

                            -    Continues to be eligible for any remaining
                                 Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit
                                 Step-up, if any, and any future Step-ups if we increase the rate of the Principal Plus for Life fee at that time.

2. Not the deceased         Continues in the same manner as 1., except that
Owner's spouse and the      Principal Plus for Life does not continue to be
deceased Owner is the       eligible for any remaining Bonuses and Step-ups,
Covered Person              other than the initial Step-up of the Guaranteed
                            Withdrawal Balance to equal the death benefit, if
                            greater than the Guaranteed Withdrawal Balance prior
                            to the death benefit. We will permit the Beneficiary
                            to opt out of the initial death benefit Step-up, if
                            any, if we increase the rate of the Principal Plus
                            for Life fee at that time.

3. The deceased Owner's     Continues in the same manner as 1., except that
spouse and the deceased     Principal Plus for Life continues with respect to
Owner is not the Covered    the Lifetime Income Amount for the Beneficiary. If
Person                      the Lifetime Income Amount has not been determined
                            prior to the payment of any portion of the death
                            benefit, we will determine the initial Lifetime
                            Income Amount on an anniversary of the date we
                            determine the death benefit after the Covered Person
                            has reached age 65.

                            THEN
IF THE BENEFICIARY IS:      PRINCIPAL PLUS FOR LIFE:
----------------------      ------------------------
4. Not the deceased         Continues in the same manner as 1., except that
Owner's spouse and the      Principal Plus for Life continues with respect to
deceased Owner is not the   the Lifetime Income Amount for the Beneficiary. If
Covered Person              the Lifetime Income Amount has not been determined
                            prior to the payment of any portion of the death
                            benefit, we will determine the initial Lifetime
                            Income Amount on an anniversary of the date we
                            determine the death benefit after the Covered Person
                            has reached age 65.

                            In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal
                            Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life Rider. If the Covered Person dies during the settlement phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate the Principal Plus for Life Rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

          - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

          -    the date an Annuity Option under the contract begins;

          - the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

          -    termination of the contract.

Principal Plus for Life Fee

We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

Examples

PLEASE REFER TO APPENDIX A FOR HYPOTHETICAL EXAMPLES THAT ILLUSTRATE THE BENEFITS UNDER PRINCIPAL PLUS FOR LIFE.

PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER

Overview


Subject to state availability, you may elect the Principal Plus for Life Plus Automatic Annual Step-up Rider for an additional fee of .60% of the adjusted Guaranteed Withdrawal Balance when you purchase a Contract. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee.


Annual Step-up Features

If you elect this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the 30th Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step-up as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.")

Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life -Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step-ups.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH SITUATION, THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER FEE WILL NEVER EXCEED 1.20% OF THE GUARANTEED WITHDRAWAL BALANCE.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-up date to receive an increase (step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT (SEE THE PROSPECTUS SECTION ON PRINCIPAL PLUS FOR LIFE FOR INFORMATION RELATING TO THE AVAILABLE INVESTMENT OPTIONS), REQUIRES THE COVERED PERSON TO ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step-up Rider.

Examples

PLEASE REFER TO APPENDIX A FOR HYPOTHETICAL EXAMPLES THAT ILLUSTRATE THE BENEFITS UNDER PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP.

PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER (NOT AVAILABLE IN NEW
YORK)


Overview Subject to state availability, you may elect the Principal Plus for Life Plus Spousal Protection Rider for an additional fee of .65% of the adjusted Guaranteed Withdrawal Balance when you purchase a Contract. The Spousal version of the Principal Plus for Life optional benefit Rider generally is the same as the Principal Plus for Life optional benefit Rider, except that we provide a Lifetime Income Amount for the lifetimes of two Covered Persons, as described below, and charge a different fee. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. You may elect the Principal Plus for Life Plus Spousal Protection Rider if the older of you and your spouse not over age 80 and you and your spouse are both age 65 or older or have birthdates less than 6 years apart from each other. For Example:

Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and want to elect the Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLE #1

You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.


     Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.


EXAMPLE #2

You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.


     Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.


Spousal Features

We describe below the features of the Principal Plus for Life Plus Spousal Protection Rider.

COVERED PERSONS You and your spouse are the "Covered Persons," whose lives we use to determine the duration of the Lifetime Income Amount payments. We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.

For Non-Qualified Contracts, the spouses must be named as Co-Owners and Beneficiaries of the Contract (or Co-Annuitants if the Owner is a non-natural person).

For Qualified Contracts, one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person) and the Owner's spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary.

LIFETIME INCOME DATE. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. We call this date the "Lifetime Income Date." We provide the following examples:

Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLE #1

You are born July 1, 1941 and your spouse is born June 1, 1947.

     Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.

EXAMPLE #2

You are born December 1, 1950 and your spouse is born October 1, 1956.

     Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.


LIFETIME INCOME AMOUNT. The "Lifetime Income Amount" is the amount that we guarantee to be available each Contract Year for withdrawal during the life of either Covered Person while (a) the Rider is in effect and (b) that person remains qualified as a Covered Person under the Rider. As long as at least one Covered Person remains qualified under the Rider on the Lifetime Income Date, we will determine a Lifetime Income Amount. The initial Lifetime Income Amount is equal to 5% multiplied by the Guaranteed Withdrawal Balance on the Lifetime Income Date. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Effect of Withdrawals". After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life - Effect of Withdrawals" in the Prospectus.)

BONUS. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonus Qualification and Effect" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age
80. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.

STEP-UP. The Spousal version of the Principal Plus for Life Rider is subject to the same Step-up benefit described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We schedule the Step-up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step-up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect.

ADDITIONAL PURCHASE PAYMENTS. Each time you make an additional Purchase Payment, we will increase the total Guaranteed Withdrawal Balance by the Amount of each additional Purchase Payment (subject to the maximum Guaranteed Withdrawal Balance of $5 million) and recalculate the Guaranteed Withdrawal Amount and Lifetime Income Amount as described under "Principal Plus for Life - Additional Purchase Payments".

For Non-Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the first Contract Anniversary if your total Purchase Payments after the first Contract Anniversary exceed $100,000 as described under "Principal Plus for Life - Additional Purchase Payments".

For Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the later of the first Contract Anniversary or the Lifetime Income Date if your total Purchase Payments after the first Contract Anniversary exceed the additional Purchase Payment limit of $100,000. We reserve the right to refuse to accept additional Purchase Payments for Qualified Contracts at any time following the first Contract Anniversary or the Lifetime Income Date, if later.

INVESTMENT OPTIONS. Under the Spousal version of the Principal Plus for Life Rider, you must invest 100% of your Contract Value, as described under the "Principal Plus for Life - Investment Options" section in the Prospectus, at all times either:

          (a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Principal Plus for Life - Available Lifestyle, Index Allocation and Money Market Investment Options"; or

          (b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Principal Plus for Life - Available Model Allocations".

See the "Principal Plus for Life - Investment Options" section.

LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distributions" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. The Spousal version of the Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" when:

          -    the Contract Value reduces to zero; and

          - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

          - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.

(See "Principal Plus for Life - Settlement Phase" in the Prospectus).


If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.

DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. (In certain instances, we may accelerate the timing of these settlement payments to the extent they represent distribution of death benefits under the Contract.) If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

          - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

          - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

          - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distributions" above).

WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step-ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we will make no additional payments to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

          - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.

TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life - Termination"
section in the Prospectus.

PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FEE. We charge an additional fee each Contract Anniversary for the Principal Plus for Life Plus Spousal Protection Rider, currently equal to .65% of the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase this fee to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance on the effective date of each Step-up. We provide further information on "Adjusted Guaranteed Withdrawal Balance" and the manner in which we calculate the fee under "Principal Plus for Life Fee" in the Prospectus.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHETHER THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER IS SUITED FOR YOUR FINANCIAL NEEDS AND INVESTMENT RISK TOLERANCE. THE ADDITION OF THE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND AT LEAST ONE OF THE COVERED PERSONS MUST REMAIN LIVING UNTIL THE LIFETIME INCOME DATE FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE PURCHASING A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

Examples

PLEASE REFER TO APPENDIX A FOR HYPOTHETICAL EXAMPLES THAT ILLUSTRATE THE BENEFITS UNDER PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.

ANNUAL STEP DEATH BENEFIT

You may elect the optional Annual Step Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

     - the death benefit described under "Death Benefit During Accumulation Period"; or

     -    the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

     (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and

     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the oldest Owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.

If the Beneficiary under the Contract is the contract Owner's surviving spouse and elects to continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first death benefit is paid.

Termination of the Optional Annual Step Death Benefit

The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.

Annual Step Death Benefit Fee

A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.

Qualified Plans

If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix B to the Prospectus). Please consult your tax advisor.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

                             Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectus. For information on the optional benefits fees, see "Optional Benefits" above.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options. The charges are reflected in your Contract Value as a proportionate reduction in the value of each Variable Investment Option. We guarantee that the rate of these charges will not increase while a Contract is in force.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Distribution Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover a portion of the expenses we incur in selling the Contracts. We deduct a daily charge, in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis from each Sub-Account as a distribution fee. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the distribution fee does not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the other asset-based risk charges, other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered from the daily administration fee may also be recovered from such other sources.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


We allocate a portion of the asset-based charges shown in the Fee Tables to compensate us for assuming these risks. We deduct a daily charge an amount equal to 1.30% of the value of each Variable Investment Option on an annual basis, from each Sub-Account for mortality and expense risks. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.


REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

     - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     - We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

     - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

     - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                                PREMIUM TAX RATE

        QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
        -------------------   -----------------------
CA             0.50%                   2.35%
GUAM           4.00%                   4.00%
ME(A)          0.00%                   2.00%
NV             0.00%                   3.50%
PR             3.00%                   3.00%
SD(A)          0.00%                   1.25%(B)
WV             1.00%                   1.00%
WY             0.00%                   1.00%

(A)  We pay premium tax upon receipt of Purchase Payment.

(B)  0.80% on Purchase Payments in excess of $500,000.

                               FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.

The optional Principal Plus for Life (or PPFL) Riders available under the Contract provide benefits that differ from those traditionally offered under variable annuity contracts. If one of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Guaranteed Withdrawal Amount or Lifetime Income Amount provisions of the Rider even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.

If you purchase a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the Principal Plus for Life Rider, might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts
(John Hancock USA Contracts)

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The IRS has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.


The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special rules govern the time at which distributions to the Owner and Beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to Beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus for Life Rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated Beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

     -    a traditional IRA to another traditional IRA;

     - a traditional IRA to another Qualified Plan, including a Section 403(b) plan;

     - any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

     - any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;

     - a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

     - a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans
(John Hancock USA Contracts)

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

          - termination of employment in the Texas public institutions of higher education;

          -    retirement;

          -    death; or

          -    the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 3.00% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.50% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. Contract Owners do not pay this compensation directly. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.

             APPENDIX A: EXAMPLES OF PRINCIPAL PLUS FOR LIFE RIDERS

The following examples provide hypothetical examples of the benefits provided under the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These examples are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 1. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Assume a single Purchase Payment of $100,000 at Covered Person's age 55 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person (either of the Covered Persons for Principal Plus for Life Plus Spousal Protection Rider) survives at least 31 years from issue.

                           Guaranteed   Lifetime                           Guaranteed Withdrawal
                Purchase   Withdrawal    Income    Withdrawal               Balance on Contract
Contract Year   Payments     Amount      Amount       Taken       Bonus        Anniversary
-------------   --------   ----------   --------   ----------   --------   ---------------------
   At issue     $100,000       N/A         N/A       $    0     $    0          $100,000(A)
      1                0    $5,000(A)      N/A            0      5,000(B)        105,000(C)
      2                0      5250(C)      N/A            0      5,000           110,000
      3                0     5,500         N/A            0      5,000           115,000
      4                0     5,750         N/A            0      5,000           120,000
      5                0     6,000         N/A            0      5,000           125,000
      6                0     6,250         N/A            0      5,000           130,000
      7                0     6,500         N/A            0      5,000           135,000
      8                0     6,750         N/A            0      5,000           140,000
      9                0     7,000         N/A            0      5,000           145,000
      10               0     7,250         N/A            0      5,000           150,000
      11               0     7,500      $7,500(D)     7,500          0           142,500
      12               0     7,500       7,500        7,500          0           135,000
      13               0     7,500       7,500        7,500          0           127,500
      14               0     7,500       7,500        7,500          0           120,000
      15               0     7,500       7,500        7,500          0           112,500
      20               0     7,500       7,500        7,500          0            75,000
      25               0     7,500       7,500        7,500          0            37,500
      30               0     7,500       7,500        7,500          0                 0
      31+              0         0       7,500        7,500          0                 0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 2. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION Assume an initial Purchase Payment of $100,000 at Covered Person's age 65 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                                                                                                                    Guaranteed
                                                                                                                    Withdrawal
                                    Guaranteed Withdrawal                                                           Balance on
                                    Amount after Purchase   Lifetime Income Amount                                   Contract
Contract Year   Purchase Payments          Payment          after Purchase Payment   Withdrawal Taken     Bonus    Anniversary
-------------   -----------------   ---------------------   ----------------------   ----------------   --------   -----------
   At issue          $100,000                  --                      N/A               $    0         $    0     $100,000
      1                     0              $5,000                   $5,000                    0          5,000      105,000
      2                10,000(A)            5,750(A)                 5,750                    0          5,500(B)   120,500
      3                     0               6,025                    6,025                6,025(C)           0(D)   114,475(C)
      4                     0               6,025                    6,025                    0          5,500      119,975
      5                     0               6,025                    6,025                    0          5,500      125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000+10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X 10,000) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. PRINCIPAL PLUS FOR LIFE Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                                    Hypothetical Contract
                      Guaranteed Withdrawal    Lifetime Income                        Value on Contract     Guaranteed Withdrawal
Contract   Purchase   Amount after Purchase     Amount after                         Anniversary prior to    Balance on Contract
  Year     Payments          Payment          Purchase Payment   Withdrawal Taken         Rider Fee               Anniversary
--------   --------   ---------------------   ----------------   ----------------   ---------------------   ---------------------
At issue   $100,000         $   --                $   --             $  --                $     --               $100,000
   1              0          5,000                    --              5,000                102,000                 95,000
   2              0          5,000                    --              5,000                103,828                 90,000(A)
   3              0          5,000                 4,500(A)           4,500                106,281(B)             106,281(B)
   4              0          5,314(C)              5,314(C)           5,314                 95,396                100,967
   5              0          5,314                 5,314             10,000(D)              75,474                 75,474
   6              0          3,774(D)              3,774(D)           3,774                 71,297                 71,700
   7              0          3,774                 3,774              3,774                 77,870                 67,926
   8              0          3,774                 3,774              5,000(E)              84,996                 62,926(E)
   9              0          3,774(E)              3,774(E)              --

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $106,281 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $106,281.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $75,474 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,967 - $10,000 = $90,967). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774).

(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $84,996 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,926 - $5,000 = $62,926). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250).

EXAMPLE 4. PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Years 1, 2 and 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                                    HYPOTHETICAL CONTRACT
                      GUARANTEED WITHDRAWAL    LIFETIME INCOME                        VALUE ON CONTRACT     GUARANTEED WITHDRAWAL
CONTRACT   PURCHASE   AMOUNT AFTER PURCHASE     AMOUNT AFTER                         ANNIVERSARY PRIOR TO    BALANCE ON CONTRACT
  YEAR     PAYMENTS          PAYMENT          PURCHASE PAYMENT   WITHDRAWAL TAKEN         RIDER FEE              ANNIVERSARY
--------   --------   ---------------------   ----------------   ----------------   ---------------------   ---------------------
At issue   $100,000              --                   --                 --                     --               $ 100,000
   1              0           5,000                   --              5,000                102,000                 102,000(A)
   2              0          5,100B                   --              5,100                103,514                 103,514
   3              0           5,176                5,176(C)           5,176                105,020                 105,020
   4              0           5,251                5,251              5,251                 94,012                  99,769
   5              0           5,251                5,251             10,000(D)              74,044                  74,044(D)
   6              0           3,702                3,702              3,702                 69,743                  70,342
   7              0           3,702                3,702              3,702                 75,992                  75,992
   8              0           3,800                3,800              5,000                 82,661                  82,661
   9              0           4,133                4,133                 --                     --                      --

(A) At the end of contract year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.

(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $102,000 = $5,100).

(C) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $103,514 = $5,176). I

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,044 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($99,769 - $10,000 = $89,769). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702).

EXAMPLE 5. PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                                                    HYPOTHETICAL
                                                                                                      CONTRACT
                                                                                                      VALUE ON     GUARANTEED
                                                                                                      CONTRACT     WITHDRAWAL
                                  GUARANTEED WITHDRAWAL       LIFETIME INCOME                        ANNIVERSARY   BALANCE ON
                                  AMOUNT AFTER PURCHASE    AMOUNT AFTER PURCHASE                      PRIOR TO     CONTRACT
CONTRACT YEAR  PURCHASE PAYMENTS         PAYMENT                  PAYMENT         WITHDRAWAL TAKEN    RIDER FEE   ANNIVERSARY
-------------  -----------------  ---------------------    ---------------------  ----------------  ------------  -----------
   At issue         $100,000                 --                      --                    --             --       $100,000
      1                    0              5,000                      --                 5,000        102,000         95,000
      2                    0              5,000                      --                 5,000        103,560         90,000
      3                    0              5,000                   4,500(A)              4,500        105,740(B)     105,740(B)
      4                    0              5,287(C)                5,287(C)              5,287         94,695        100,453
      5                    0              5,287                   5,287                10,000(D)      74,607         74,607(D)
      6                    0              3,730                   3,730                 3,730         70,224         70,877
      7                    0              3,730                   3,730                 3,730         76,469         67,146
      8                    0              3,730                   3,730                 5,000(E)      83,170         62,146(E)
      9                    0              3,730(E)                3,730(E)

(A) The Lifetime Income Amount is calculated on the Lifetime Income Date. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the Lifetime Income Date, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,740 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,740.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,740 = $5,287). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,740 = $5,287).


(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,607 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,453 - $10,000 = $90,453). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730).



(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $83,170 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,146 - $5,000 = $62,146). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159).

                        APPENDIX B: QUALIFIED PLAN TYPES

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

     - it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and

     - all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                                   VERSION B:
                        (Venture Vision Variable Annuity)
                      (previously issued contracts version)

     (Incorporated by reference to File No. 333-71074, filed on May 1, 2006)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                                             Statement of Additional Information
                                                         dated February 12, 2007

                       STATEMENT OF ADDITIONAL INFORMATION

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York as follows:

                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
           (to be read with this Statement of Additional Information)
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                            Vantage Variable Annuity
                             Vision Variable Annuity
                            Strategy Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
         Annuity Service Center                     Mailing Address
           601 Congress Street                   Post Office Box 55230
    Boston, Massachusetts 02210-2805       Boston, Massachusetts 02205-5230
    (617) 663-3000 or (800) 344-1029         www.johnhancockannuities.com

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..........................................      3
ACCUMULATION UNIT VALUE TABLES...........................................      3
SERVICES.................................................................      3
   Independent Registered Public Accounting Firm.........................      3
   Servicing Agent.......................................................      3
   Principal Underwriter.................................................      3
   Special Compensation and
      Reimbursement Arrangements.........................................      4
APPENDIX A: AUDITED FINANCIAL
   STATEMENTS............................................................    A-1

                         GENERAL INFORMATION AND HISTORY

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. We also have an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Separate Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    SERVICES

Independent Registered Public Accounting Firm


The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

-    semimonthly commission statements;

-    monthly summaries of agent production and daily transaction reports;

-    semiannual statements for contract owners; and

-    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

Principal Underwriter


John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2006, 2005, 2004, 2003 were $516,555,523, $510,874,858 and $403,619,081, respectively. JH
Distributors did not retain any of these amounts during such periods.

Special Compensation and Reimbursement Arrangements

JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

The registered representative through whom your contract is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the contracts is not paid directly by contract owner but will be recouped through the fees and charges imposed under the contract.

Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

- Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

- Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

- Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our contracts.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

                               JOHN HANCOCK LIFE
                               INSURANCE COMPANY
                                   (U.S.A.)

                       (Formerly The Manufacturers Life
                          Insurance Company (U.S.A.))

                             Audited Consolidated
                        U.S. GAAP Financial Statements

                                  Years ended
                       December 31, 2005, 2004 and 2003


                         [LOGO OF MANULIFE FINANCIAL]

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

         (FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                 Years ended December 31, 2005, 2004 and 2003

                                   CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......              1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS.....................
   CONSOLIDATED BALANCE SHEETS................................              2
   CONSOLIDATED STATEMENTS OF INCOME..........................              3
   CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY.              4
   CONSOLIDATED STATEMENTS OF CASH FLOWS......................              5
   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.................              7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.))

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) ("the Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

March 21, 2006
Boston, Massachusetts

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED BALANCE SHEETS


As of December 31 (in millions)                                   2005    2004
--------------------------------------------------------------  -------- -------
ASSETS
Investments (note 3):
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2005 $11,215; 2004 $10,396)  $ 11,770 $11,188
   Equity (cost: 2005 $478; 2004 $382)                               584     466
Mortgage loans                                                     2,410   2,367
Real estate                                                        1,449   1,450
Policy loans                                                       2,187   2,681
Short-term investments                                               549     436
Other investments                                                     61      57
                                                                -------- -------
TOTAL INVESTMENTS                                                 19,010  18,645
                                                                -------- -------
Cash and cash equivalents                                          2,591   1,482
Deferred acquisition costs (note 5)                                4,112   3,448
Deferred sales inducements (note 5)                                  231     228
Amounts due from affiliates                                        2,395   2,350
Amounts recoverable from reinsurers                                1,201     988
Other assets (Goodwill: 2005 - $54; 2004 - $62)                    1,430   1,044
Separate account assets                                           70,565  57,103
                                                                -------- -------
TOTAL ASSETS                                                    $101,535 $85,288
                                                                ======== =======
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Policyholder liabilities and accruals                           $ 21,873 $21,447
Net deferred tax liabilities (note 6)                                610     569
Amounts due to affiliates                                          2,271     420
Other liabilities                                                  2,089   1,830
Separate account liabilities                                      70,565  57,103
                                                                -------- -------
TOTAL LIABILITIES                                                 97,408  81,369
                                                                ======== =======
Shareholder's Equity:
Capital stock (note 7)                                                 5       5
Additional paid-in capital                                         2,045   2,024
Retained earnings                                                  1,410   1,062
Accumulated other comprehensive income (note 4)                      667     828
                                                                -------- -------
TOTAL SHAREHOLDER'S EQUITY                                         4,127   3,919
                                                                -------- -------
TOTAL LIABILITIES AND SHAREHOLDE R'S EQUITY                     $101,535 $85,288
                                                                ======== =======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF INCOME


For the years ended December 31
(in millions)                                               2005   2004   2003
-------------                                              ------ ------ ------
Revenue:
   Premiums                                                $  870 $  943 $  955
   Fee income                                               1,764  1,369  1,107
   Net investment income                                    1,169  1,148  1,174
   Net realized investment gains                              209    285    160
   Other revenue                                                5      5      5
                                                           ------ ------ ------
TOTAL REVENUE                                               4,017  3,750  3,401
                                                           ------ ------ ------
Benefits and Expenses:
   Policyholder benefits and claims                         1,579  1,687  1,829
   Operating expenses and commissions                         892    715    654
   Amortization of deferred acquisition costs and
     deferred sales inducements                               322    358    227
   Interest expense                                            29     22     46
   Policyholder dividends                                     400    389    377
                                                           ------ ------ ------
TOTAL BENEFITS AND EXPENSES                                 3,222  3,171  3,133
                                                           ------ ------ ------
OPERATING INCOME BEFORE INCOME TAXES AND CHANGE
  IN ACCOUNTING PRINCIPLE                                     795    579    268
                                                           ------ ------ ------
INCOME TAX EXPENSE                                            247    168     77
                                                           ------ ------ ------
INCOME AFTER INCOME TAXES AND BEFORE CHANGE IN
  ACCOUNTING PRINCIPLE                                        548    411    191
                                                           ------ ------ ------
CHANGE IN ACCOUNTING PRINCIPLE                                  -     48      -
                                                           ------ ------ ------
NET INCOME                                                 $  548 $  459 $  191
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                   Additional          Accumulated Other     Total
                                           Capital  Paid-in   Retained   Comprehensive   Shareholder's
(in millions)                               Stock   Capital   Earnings      Income          Equity
-----------------------------------------  ------- ---------- -------- ----------------- -------------
BALANCE, JANUARY 1, 2003                    $  5     $2,024    $  642      $    511        $  3,182
   Comprehensive income                        -          -       191           282             473
   Dividend to shareholder                     -          -       (80)            -             (80)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2003                     5      2,024       753           793           3,575
   Comprehensive income                        -          -       459            35             494
   Dividend to shareholder                     -          -      (150)            -            (150)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2004                     5      2,024     1,062           828           3,919
   Comprehensive income                        -          -       548          (161)            387
   Capital contribution from shareholder       -         13         -             -              13
   Transactions with affiliates (note 17)      -          8         -             -               8
   Dividend to shareholder                     -          -      (200)            -            (200)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2005                  $  5     $2,045    $1,410      $    667        $  4,127
                                            ====     ======    ======      ========        ========

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS


 For the years ended December 31,
 (in millions)                                         2005     2004     2003
 --------------------------------------------------- -------  -------  -------
 Net Income                                          $   548  $   459  $   191
 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Net realized gains                                     (209)    (285)    (160)
 Net depreciation, amortization of bond premium
   / discount and other investment related items          54        3       55
 Change in policyholder liabilities and accruals        (165)     521      421
 Deferral of acquisition costs and sales inducements    (976)    (901)    (648)
 Amortization of deferred acquisition costs
   and sales inducements                                 322      358      227
 Increase in deferred tax liability, net                 118      128      143
 Change in accounting principle                           --      (48)      --
 Change in other assets and other liabilities           (320)     152      334
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   OPERATING ACTIVITIES                              $  (628) $   387  $   563
                                                     -------  -------  -------
 Investing Activities:
 Fixed-maturity securities sold, matured or repaid   $ 8,523  $ 9,218  $11,223
 Fixed-maturity securities purchased                  (9,294)  (9,277)  (9,715)
 Equity securities sold                                  153      209      530
 Equity securities purchased                            (261)    (159)    (166)
 Mortgage loans advanced                                (529)    (481)    (564)
 Mortgage loans repaid                                   508      335      307
 Real estate sold                                          9        3       --
 Real estate purchased                                   (35)    (212)    (197)
 Policy loans repaid (advanced), net                     480     (149)    (163)
 Short-term investments, net                            (112)    (170)    (262)
 Other investments, net                                   (6)      --       10
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   INVESTING ACTIVITIES                              $  (564) $  (683) $ 1,003
                                                     -------  -------  -------

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS - (CONTINUED)

For the years ended December 31,
(in millions)                                          2005     2004     2003
----------------------------------------------------- ------  -------  -------
Financing Activities:
Capital contribution from shareholder                 $   13        -        -
Net cash transferred related to Taiwan operations
  (note 17)                                              (24)       -        -
Deposits and interest credited to policyholder
  account balances                                     1,803  $ 1,836  $ 1,877
Withdrawals from policyholder account balances          (938)  (1,327)  (1,392)
Unearned revenue                                          49      120       85
Amounts due to (from) affiliates, net                  1,810      155   (1,516)
Principal repayment of amounts due to affiliates
  and shareholder                                         --       --     (416)
Net reinsurance recoverable                             (212)     172      132
Dividend paid to shareholder                            (200)    (150)     (80)
Repaid funds                                              --       --       (2)
                                                      ------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES                                          $2,301  $   806  $(1,312)
                                                      ------  -------  -------
Increase in cash and cash equivalents during the year $1,109  $   510  $   254
Cash and cash equivalents at beginning of year         1,482      972      718
                                                      ------  -------  -------
BALANCE, END OF YEAR                                  $2,591  $ 1,482  $   972
                                                      ======  =======  =======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

1.   ORGANIZATION

     John Hancock Life Insurance Company (U.S.A.) ("JH USA" or the "Company") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

     JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

     JH USA and its subsidiaries operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, and individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES

  a) Basis of Presentation

     The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  b) Recent Accounting Standards

         Statement of Financial Accounting No. 155, Accounting for Certain Hybrid Instruments ("SFAS No. 155")

     In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 155, which is an amendment of FASB Statements No. 133 and
     No. 140, and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying, and eliminating exceptions to the accounting, for them. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS No. 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instruments. SFAS will be effective for all financial instruments acquired or issued in fiscal years beginning after September 15, 2006. The Company is unable to estimate the impact on its consolidated financial position and results of operations of adopting SFAS 155.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

         Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales induced assets from extinguished contracts should no longer be deferred and charged off to expense.

     SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. The Company is not able to estimate the impact on its consolidated financial position and results of operations of adopting SOP 05-1.

         Statement of Financial Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces APB Opinion
     No. 20, "Accounting Changes", and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

     SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

     SFAS No. 154 will be effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

      SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS No. 123(R)")

     In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS No. 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

     The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its Parent granted to its employees and anticipates continuing to use this model upon the adoption of SFAS No. 123(R), on January 1, 2006.

     Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

        FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

     In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

     On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expanded Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

     FASB Interpretation 46 (revised December 2003 ) - Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51("FIN 46R").

     In December 2003, the FASB issued FIN 46R, which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interests are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

     Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

     In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets are recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

     This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under this guidance, and that none of its relationships with VIEs are significant.

     Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $48 (net of tax of $26).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

        Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133
     Implementation Issue No. 36 - "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

     In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on its consolidated financial position, results of operations or cash flows.

  c) Investments

     The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the first in first out method, where the securities are deemed to have been sold in the same order as purchased. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    c) Investments

       Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

       Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

       Policy loans are reported at aggregate unpaid balances, which approximate fair value.

       Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost which approximates fair value.

    d) Derivatives

       All derivative instruments are reported on the consolidated balance sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

       For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $5 after tax, included in other comprehensive income as of December 31, 2005, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    e) Cash Equivalents

       The Company considers all highly liquid debt instruments purchased with a remaining maturity of 90 days or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

    f) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

       Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2005 the Company's DAC was deemed recoverable.

       The Company currently offers enhanced crediting rates or bonus payments to contractholders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

    g) Policyholder Liabilities and Accruals

       Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

       For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

FOR JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  g) Policyholder Liabilities and Accruals (continued)

     For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

     For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2005, participating insurance expressed as a percentage of gross actuarial reserves and account values was 41.2%.

     For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2005, $8,743 (2004
     - $9,527) of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

     JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends was calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximated the earned amount and fair value as of December 31, 2005.

  h) Separate Accounts

     Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenues of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  i) Revenue Recognition

     Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

     Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

     Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

  j) Policyholder Benefits and Claims

     Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

  k) Reinsurance

     The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

     The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  l) Stock-Based Compensation

     Certain JH USA employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of JH USA.

  m) Income Taxes

     Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

     JH USA joins its indirect parent, Manulife Holdings (Delaware) LLC, and its subsidiaries, with the exception of John Hancock Life Insurance Company of New York ("JH NY"), in filing a consolidated federal income tax return. JH NY files a separate federal income tax return.

     In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  n) Foreign Currency Translation

     The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

  o) Reclassifications

     Certain prior year balances have been reclassified to conform to the current year's presentation.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME

  a) Fixed-Maturity and Equity Securities

     As of December 31, 2005, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                               Gross        Gross
                                              Unrealized Unrealized
                             Amortized Cost    Gains       Losses      Fair Value
                             --------------- ----------- ----------  ---------------
As of December 31,            2005    2004   2005  2004  2005  2004   2005    2004
------------------           ------- ------- ----  ----  ----  ----  ------- -------
Fixed-maturity securities:
U.S. government              $ 4,332 $ 3,308 $102  $111  $(35) $ (8) $ 4,399 $ 3,411
Foreign governments            1,019   1,063  221   203     -     -    1,240   1,266
Corporate                      5,723   5,882  321   494   (56)  (14)   5,988   6,362
Mortgage - backed securities     141     143    4     7    (2)   (1)     143     149
                             ------- ------- ----  ----  ----  ----  ------- -------
TOTAL FIXED-MATURITY
  SECURITIES                 $11,215 $10,396 $648  $815  $(93) $(23) $11,770 $11,188
                             ------- ------- ----  ----  ----  ----  ------- -------
EQUITY SECURITIES            $   478 $   382 $113  $ 91  $ (7) $ (7) $   584 $   466
                             ======= ======= ====  ====  ====  ====  ======= =======

     Proceeds from sales of fixed-maturity securities during 2005 were $8,293 (2004 - $8,860; 2003 - $10,986). Gross gains and losses of $214 and $64, respectively, were realized on those sales (2004 - $252 and $123, respectively; 2003 - $251 and $122, respectively). In addition during 2005, other-than-temporary impairments on fixed maturity securities of $0 (2004 - $0; 2003 - $10) were recognized in the consolidated statements of income.

     Proceeds from sales of equity securities during 2005 were $153 (2004 - $209; 2003 - $530). Gross gains and losses of $37 and $8, respectively, were realized on those sales (2004 - $35 and $28, respectively; 2003 - $181 and $147, respectively). In addition, during 2005 other-than-temporary impairments on equity securities of $14 (2004 - $10; 2003 - $51) were recognized in the consolidated statements of income.

     The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

     As of December 31, 2005, there were 366 (2004 - 114) fixed-income securities that have a gross unrealized loss of $93 (2004 - $23) of which the single largest unrealized loss was $4 (2004 - $2). The Company anticipates that these fixed-income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  a) Fixed-Maturity and Equity Securities (continued)

     As of December 31, 2005, there were 82 (2004 -69 ) equity securities that have a gross unrealized loss of $7 (2004 - $7) of which the single largest unrealized loss is $1 (2004 - $2). The Company anticipates that these equity securities will recover in value.

  Unrealized Losses on Fixed Maturity & Equity Securities - By Investment Age

                                         As of December 31, 2005
                           ---------------------------------------------------
                              Less than 12 months            12 months or more                  Total
                           -------------------------     -------------------------     ----------------------
                            Carrying                      Carrying                      Carrying
                            Value of                      Value of                      Value of
                           Securities                    Securities                    Securities
                           with Gross                    with Gross                    with Gross
                           Unrealized     Unrealized     Unrealized     Unrealized     Unrealized     Unrealized
Description of Securities:    Loss          Losses          Loss          Losses          Loss          Losses
-------------------------- ----------     ----------     ----------     ----------     ----------     ----------
 U.S. government             $1,731          $(31)          $237           $ (6)         $1,968         $ (37)
 Corporate                    1,525           (36)           574            (20)          2,099           (56)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 Total, fixed-maturities      3,256           (67)           811            (26)          4,067           (93)
 Equity securities               37            (4)            22             (3)             59            (7)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 TOTAL                       $3,293          $(71)          $833           $(29)         $4,126         $(100)
                             ======   =      ====    =      ====    =      ====    =     ======   =     =====

The contractual maturities of fixed-maturity securities at December 31, 2005 are shown below:

As of December 31, 2005,                         Amortized Cost   Fair Value
----------------------------------------------   --------------   ----------
Fixed-maturity securities, excluding mortgage-backed securities:

   Due in one year or less....................      $   279        $   277
   Due after one year through five years......        1,040          1,059
   Due after five years through ten years.....        5,042          5,049
   Due after ten years........................        4,713          5,242
Mortgage-backed securities                              141            143
                                                    -------        -------
TOTAL FIXED - MATURITY SECURITIES                   $11,215        $11,770
                                                    =======        =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  b) Mortgage Loans

     Mortgage loans were reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                As of December 31,                2005    2004
                ----------------------            ----    ----
                IMPAIRED LOANS                    $ 82    $ 85
                                                  ----    ----
                Allowance, January 1              $ 10    $ 31
                Deductions                          (3)    (21)
                                                  ----    ----
                ALLOWANCE, DECEMBER 31            $  7    $ 10
                                                  ====    ====

     All impaired loans have been provided for and no interest is accrued on impaired loans.

  c) Investment Income

     Income by type of investment was as follows:

            For the years ended
            December 31,                 2005      2004      2003
            -------------------------   ------    ------    ------
            Fixed-maturity securities   $  705    $  692    $  737
            Equity securities               17        16        12
            Mortgage loans                 157       155       149
            Investment real estate          92        86        86
            Other investments              233       230       228
                                        ------    ------    ------
            Gross investment income      1,204     1,179     1,212
            Investment expenses            (35)      (31)      (38)
                                        ------    ------    ------
            NET INVESTMENT INCOME       $1,169    $1,148    $1,174
                                        ======    ======    ======

  d) Significant Equity Interests

     JH USA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby JH USA recognizes its proportionate share of Flex I net income or loss. In 2003, JH USA sold its 19.6% direct interest in Flex Leasing II, LLC ("Flex II"), which also had been accounted for using the equity method, for a realized gain of $1.

     As of September 30, 2005, total assets for Flex I were $283 (2004 - $290; 2003 - $296), and total liabilities were $217 (2004 - $230; 2003 - $237).
     For the year ended September 30, 2005, net loss was $3 (2004 - $3; 2003 - $5).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  e) Securities Lending

     The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2005, the Company had loaned securities (which are included in invested assets) with a carrying value and market value of approximately $3,609 and $3,636, respectively (2004 - $2,579 and $2,645, respectively).

4.   COMPREHENSIVE INCOME

  a) Comprehensive income was as follows:

      For the years ended December 31,                    2005     2004    2003
      -----------------------------------------------    -----    -----    -----
      Net income                                         $ 548    $ 459    $ 191
                                                         =====    =====    =====
      Other comprehensive income, net of DAC,
        deferred income taxes and other amounts
        required to satisfy policyholder liabilities:
         Unrealized holding (losses) gains arising
           during the year                                 (29)     118      209
         Minimum pension (liability) asset                 (21)      (1)      24
         Foreign currency translation                        -       57      131
         Less:
             Reclassification adjustment for
               realized gains and losses included
               in net income                               111      139       82
                                                         -----    -----    -----
      Other comprehensive (loss) income                   (161)      35      282
                                                         -----    -----    -----
      COMPREHENSIVE INCOME                               $ 387    $ 494    $ 473
                                                         =====    =====    =====

     Other comprehensive income is reported net of tax (benefit) expense of $(87), $11, and $81 for 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

4.   COMPREHENSIVE INCOME (CONTINUED)

  b) Accumulated other comprehensive income was comprised of the following:

            As of December 31,                        2005     2004
            --------------------------------------   -----    -----
            Unrealized gains :

               Beginning balance                     $ 619    $ 640
               Current period change                  (140)     (21)
                                                     -----    -----
               Ending balance                        $ 479    $ 619
                                                     -----    -----
            Minimum pension liability:

               Beginning balance                     $  (4)   $  (3)
               Current period change                   (21)      (1)
                                                     -----    -----
               Ending balance                        $ (25)   $  (4)
                                                     -----    -----
            Foreign currency translation:

               Beginning balance                     $ 213    $ 156
               Current period change                     -       57
                                                     -----    -----
               Ending balance                        $ 213    $ 213
                                                     -----    -----
            ACCUMULATED OTHER COMPREHENSIVE INCOME   $ 667    $ 828
                                                     =====    =====

  c) Net Unrealized Gains on Securities Available-for-Sale:

     Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

      As of December 31,                                        2005      2004
      ------------------------------------------------------   ------    ------
      Gross unrealized gains                                   $1,201     1,355
      Gross unrealized losses                                    (144)      (56)
      DAC and other amounts required to satisfy policyholder
        liabilities                                              (341)     (349)
      Deferred income taxes                                      (237)     (331)
                                                               ------    ------
      NET UNREALIZED GAINS ON SECURITIES
        AVAILABLE-FOR-SALE                                     $  479    $  619
                                                               ======    ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

5.   DEFERRED ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

     The components of the change in DAC were as follows:

      For the years ended December 31,                         2005       2004
      ----------------------------------------------------   -------    -------
      Balance, January 1                                     $ 3,448    $ 2,939
      Capitalization                                             940        806
      Amortization                                              (293)      (330)
      Transfer of Taiwan operations (note 17)                    (47)
      Change in accounting principle (note 2 a)                              14
      Effect of net unrealized gains on available-for-sale
        securities                                                64         19
                                                             -------    -------
      BALANCE, DECEMBER 31                                   $ 4,112    $ 3,448
                                                             =======    =======

     The components of the change in DSI were as follows:

  For the years ended December 31,                           2005    2004
  -------------------------------------------------------    ----    ----
  Balance, January 1                                         $228    $215
  Capitalization                                               36      41
  Amortization                                                (29)    (28)
  Transfer of Taiwan operations (note 17)                      (4)
                                                             ----    ----
  BALANCE, DECEMBER 31                                       $231    $228
                                                             ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES

     The components of income tax expense were as follows:

      For the years ended December 31, 2005 2004 2003
      -------------------------------- ---- ---- ----
      Current expense (benefit)        $119 $ 40 $(66)
      Deferred expense                  128  128  143
                                       ---- ---- ----
      TOTAL EXPENSE                    $247 $168 $ 77
                                       ==== ==== ====

     Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

     Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets and liabilities were as follows:

      Balances as of December 31,                            2005   2004
      ---------------------------                           ------ ------
      Deferred tax assets:
         Differences in computing policy reserves           $  777 $  704
         Investments                                             6      -
         Policyholder dividends payable                         11      -
         Net operating loss                                      -     69
         Other deferred tax assets                             176    113
                                                            ------ ------
      Deferred tax assets                                   $  970 $  886
                                                            ------ ------
      Deferred tax liabilities:
         Deferred acquisition costs                         $  889 $  735
         Unrealized gains on securities available-for-sale     364    465
         Premiums receivable                                    23     23
         Investments                                           283    229
         Reinsurance                                            20      2
         Other deferred tax liabilities                          1      1
                                                            ------ ------
      Deferred tax liabilities                              $1,580 $1,455
                                                            ------ ------
      NET DEFERRED TAX LIABILITIES                          $  610 $  569
                                                            ====== ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES (CONTINUED)

     As of December 31, 2005, the Company had utilized all available operating loss carry forwards from prior years. As of December 31, 2005, the Company had $26 of tax credits available with no expiration date. As of December 31, 2004 and December 31, 2003, the Company had operating loss carry forwards of $198 and $508, respectively, and $4 and $3, respectively, of tax credits.

     The Company made income tax payments of $66, $4, and $5 in 2005, 2004, and 2003, respectively.

7.   SHAREHOLDER'S EQUITY

     Capital stock is comprised of the following:

                                                           2005 2004
                                                           ---- ----
         Authorized:
            50,000,000 Preferred shares, Par value $ 1.00    -    -
            50,000,000 Common shares, Par value $ 1.00       -    -
         Issued and outstanding:
            100,000 Preferred shares                         -    -
            4,728,934 Common shares                         $5   $5

     JH USA and its life insurance subsidiary are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

     Net income and capital and surplus, as determined in accordance with U.S.statutory accounting principles for JH USA and its life insurance subsidiary were as follows:

                                                 US Statutory Basis
     For the years ended December 31,       2005        2004        2003
     --------------------------------       ---- ------------------ ----
     John Hancock Life Insurance Company
       (U.S.A.):
        Net income                          $ 11       $  304       $289
        Capital and surplus                  945        1,165        954

     John Hancock Life Insurance Company of
       New York:
        Net income                          $ 13       $   21       $  2
        Capital and surplus                  101           51         52

     As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

     As of December 31, 2005, assets in the amount of $9 (2004-$7) were on deposit with government authorities or trustees as required by law.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS

  a) Employee Retirement Plans

     The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

     Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

     Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum.

     Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

     As of December 31, 2005 and 2004, the projected benefit obligation to the participants of the Plan was $85 (2004-$78), and the accumulated benefit obligation was $74 (2004-$69) which was based on an assumed interest rate of 5.5% (2004-5.75%). The fair value of the Plan assets totaled $71 as of December 31, 2005 (2004-$74).

     The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  a) Employee Retirement Plans (continued)

     Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

     Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

     As of December 31, 2005, the projected benefit obligation to the participants of the Supplemental Plan was $33 (2004 - $28), which was based on an assumed interest rate of 5.5% (2004 - 5.75%).

  b) 401(k) Plan

     The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $4 and $2 in 2005 and 2004, respectively.

  c) Post-retirement Benefit Plan

     In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

     The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2005, the benefit obligation of the postretirement benefit plan was $35 (2004 - $30), which was based on an assumed interest rate of 5.5% (2004 - 5.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2005 were $4 (2004 - $3).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

     Pension plans based in the United States require annual valuations, with the most recent valuations performed as of January 1, 2005.

     Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                       Employee    Post-retirement
                                                                      Retirement     Benefit
                                                                         Plans        Plan
                                                                     ------------  --------------
       As of December 31,                                             2005   2004  2005    2004
       ------------------                                            -----  -----  ----    ----
       Change in benefit obligation

       Benefit obligation at beginning of year                       $(106) $(102) $(30)   $(29)
       Service cost                                                     (6)    (5)   (2)     (1)
       Interest cost                                                    (6)    (6)   (2)     (2)
       Actuarial loss                                                   (8)     -    (1)      -
       Plan amendments                                                   -      -    (1)      -
       Impact of Medicare                                                -      -     -       1
       Benefits paid                                                     8      7     1       1
                                                                     -----  -----   ----    ----
       Benefit obligation at end of year                             $(118) $(106) $(35)   $(30)
                                                                     -----  -----   ----    ----
       Change in plan assets
       Fair value of plan assets at beginning of year                $  74  $  71  $  -    $  -
       Actual return on plan assets                                      3      9     -       -
       Employer contribution                                             2      1     1       1
       Benefits paid                                                    (8)    (7)   (1)     (1)
                                                                     -----  -----   ----    ----
       Fair value of plan assets at end of year                         71  $  74  $  -    $  -
                                                                     -----  -----   ----    ----
       Funded status                                                 $ (47) $ (32) $(35)   $(30)
       Unrecognized actuarial loss (gain)                               53     45    (4)     (6)
       Unrecognized prior service cost                                   2      3     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   8  $  16  $(39)   $(36)
                                                                     =====  =====   ====    ====
       Amounts recognized in consolidated balance sheets consist of:
          Prepaid benefit cost                                       $  30  $  36  $  -    $  -
          Accrued benefit liability                                    (63)   (26)  (39)    (37)
          Intangible asset                                               2      -     -       -
          Accumulated other comprehensive income                        38      6     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   7  $  16  $(39)   $(37)
                                                                     =====  =====   ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Weighted-average assumptions used to determine net benefit obligation:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------- -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.50% 5.75%  5.50%   5.75%
     Rate of compensation increase                 4.00% 4.00%   N/A     N/A
     Health care trend rate for following year                 10.00%  10.50%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     Weighted-average assumptions used to
       determine net periodic benefit cost:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------  -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.75% 6.00%  5.75%   6.00%
     Expected return on plan assets                8.25% 8.25%   N/A     N/A
     Rate of compensation increase                 4.00% 5.00%   N/A     N/A
     Health care trend rate for following year                 10.50%  11.00%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     As of December 31, 2005 and 2004, the accrued post-retirement benefit plan obligation was $35 and $30, respectively. The post-retirement benefit obligation for eligible active employees was $4. The amount of the post-retirement benefit obligation for ineligible active employees was $4. For measurement purposes as of December 31, 2005, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

                                                                       Other
                                                            Pension  Postretirement
                                                           Benefits  Benefits
                                                           --------  --------------
  As of December 31,                                       2005 2004 2005    2004
  ------------------                                       ---- ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost                                             $ 6  $ 5  $ 2      $1
  Interest cost                                              6    6    2       2
  Expected return on plan assets                            (5)  (6)   -       -
  Amortization of net transition obligation                  -   (1)   -       -
  Prior service cost amortization                            -    -    1       -
  Actuarial gain/loss amortization                           3    -   (1)      -
  Recognized actuarial loss                                  -    3    -       -
                                                           ---  ---  ---      --
  NET PERIODIC BENEFIT COST                                $10  $ 7  $ 4      $3
                                                           ===  ===  ===      ==

     For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $33, $30, and $0, respectively, as of December 31, 2005 and $28, $26 and $0, respectively, as of December 31, 2004.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2005 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation                  $3                $(2)

     No contributions are anticipated during the next ten years and the expected benefit payments for the next ten years are as follows:

     Projected Employer Pension Benefits Payment

                                 Total      Total
                       Year    Qualified Nonqualified Total
                     --------- --------- ------------ -----
                     2006         $ 6        $ 2       $ 8
                     2007           7          2         9
                     2008           7          2         9
                     2009           7          3        10
                     2010           7          3        10
                     2011-2015     37         15        52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Projected Employer Postretirement Benefits Payment (includes Future Service Accruals)

                                   Net of Medicare Part D
          Year      Gross Payments        Subsidy         Net Payments
          ----      -------------- ---------------------- ------------
          2006           $ 2                 $-               $ 2
          2007             2                  -                 2
          2008             2                  -                 2
          2009             2                  -                 2
          2010             2                  -                 2
          2011-2015       13                  1                12

e)   Plan Assets

     The weighted average assets for the Company's U.S. Cash Balance Plan as of December 31, 2005 and December 31, 2004, by asset category were as follows:

                                                                  Plan Assets
                                                                  ----------
     As of December 31,                                           2005  2004
     -----------------------------------------------------------  ----  ----
     Equity Securities                                             65%   63%
     Debt Securities                                               31%   33%
     Real Estate                                                    4%    4%
                                                                  ---   ---
     TOTAL                                                        100%  100%
                                                                  ===   ===

     The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages included a 50% to 80% range for equity securities with a target allocation of 65% and a range of 20% to 50% for debt securities with a target allocation of 35%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

     Overall Guidelines

     . No more than 5% of the market value of the total assets can be invested in any one company's securities.

     . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

     . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

     . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the Employee Retirement Income Security Act are prohibited.

     . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

         The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                       Years Ended December 31,
                                                       --------------------------------------------------------
                                                                   2005                         2004
                                                       ---------------------------  ---------------------------
                                                       Qualified Nonqualified       Qualified Nonqualified
                                                         Plans      Plans     Total   Plans      Plans     Total
                                                       --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year                    $ 85        $ 33     $118     $78        $ 28     $106
Fair value of plan assets at end of year                   71           -       71      74           -       74
Funded status (assets less obligations)                   (14)        (33)     (47)     (4)        (28)     (32)
Unrecognized net actuarial loss                            42          11       53      38           7       45
Unrecognized prior service cost                             2           -        2       2           1        3
                                                         ----        ----     ----     ---        ----     ----
Prepaid (accrued) benefit cost                           $ 30        $(22)    $  8     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost                                     $ 30           -     $ 30     $36           -     $ 36
Accrued benefit liability including minimum liability     (33)       $(30)     (63)      -        $(26)     (26)
Intangible asset                                            2           -        2       -           -        -
Accumulated other comprehensive income                     31           7       38       -           6        6
                                                         ----        ----     ----     ---        ----     ----
Net amount recognized                                    $ 30        $(23)    $  7     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Components of net periodic benefit cost:
Service cost                                             $  5        $  1     $  6     $ 4        $  1     $  5
Interest cost                                               4           2        6       4           2        6
Expected return on plan assets                             (6)          -       (6)     (6)          -       (6)
Amortization of transition asset                            -           -        -      (1)          -       (1)
Actuarial (gain)/loss amortization                          3           1        4       3           -        3
                                                         ----        ----     ----     ---        ----     ----
Net periodic benefit cost                                $  6        $  4     $ 10     $ 4        $  3     $  7
                                                         ====        ====     ====     ===        ====     ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

9.   STOCK BASED COMPENSATION

There are no stock based compensation plans involving stock of JH USA. However, employees of JH USA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. In 2000, MFC also granted deferred share units (the "DSUs") to certain employees under the ESOP. The DSUs vested over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. In 2005, DSUs were issued to certain employees who elected to defer their annual bonus, in part or otherwise, under the ESOP. These DSUs vested immediately upon grant and entitle the holder to receive payment equal to the value of the same number of common shares plus credited dividends upon retirement or termination of employment. No DSUs were granted during 2004. JH USA recorded compensation expense for the year ended December 31, 2005 of $5 related to DSUs granted by MFC to its employees (2004 - $2; 2003 - $1).

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors in which JH USA employees can participate. Under this plan, qualifying employees of JH USA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions to certain maximums. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of JH USA employees are charged and expensed to JH USA via the service agreement between JH USA and MFC.

In 2003, MFC established a new Restricted Share Unit ("RSU") plan. For the year ended December 31, 2005, RSUs were granted to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest at the end of three years, subject to performance conditions, and the related compensation expense is recognized. The Company recorded compensation expense related to RSUs of $28 for the year ended December 31, 2005 (2004 - $3; 2003 - $1).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS

The fair value of derivative instruments classified as assets as of December 31, 2005 and 2004 was $8 and $26, respectively, and is reported on the consolidated balance sheets in other assets.

The fair value of derivative instruments classified as liabilities as of December 31, 2005 and 2004 was $41 and $43, respectively, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges. The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency arising from its balance sheet assets and liabilities. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the year ended December 31, 2005, the Company recognized a net loss of $0 (2004 - $1; 2003 - $2) related to the ineffective portion of its fair value cross currency hedges.

Cash Flow Hedges. The Company uses interest rate swaps to hedge variable cash flows arising from floating-rate assets held on the balance sheet. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

Derivatives Not Designated as Hedging Instruments. The Company uses interest rate swaps, interest rate floors, and cross currency swaps to reduce exposure to interest rates and foreign exchange arising from on-balance sheet assets without designating the derivatives as hedging instruments. Interest rate floors involve an initial payment/receipt of premium as well as potential interest payments depending on interest rate movements.

Outstanding derivative instruments were as follows:

                                             Notional or      Carrying
                                            Contract Amounts    Value    Fair Value
                                            ---------------- ----------  ----------
As of December 31,                           2005     2004   2005  2004  2005  2004
-------------------------------------------  ------  ------  ----  ----  ----  ----
Interest rate and currency swaps and floors $1,694   $1,491  $(39) $(41) $(39) $(41)
Interest rate options written                   12       12     -    (1)    -    (1)
Equity contracts                                 5        3     -     -     -     -
Currency forwards                              258      356     6    25     6    25
                                             ------  ------  ----  ----  ----  ----
TOTAL DERIVATIVES                           $1,969   $1,862  $(33) $(17) $(33) $(17)
                                             ======  ======  ====  ====  ====  ====

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and the estimated fair values of the Company's financial instruments as of December 31 were as follows:

                                             Carrying Value    Fair Value
                                             --------------- ---------------
    As of December 31,                        2005    2004    2005    2004
    ---------------------------------------  ------- ------- ------- -------
    Assets:
       Fixed-maturity and equity securities  $12,354 $11,654 $12,354 $11,654
       Mortgage loans                          2,410   2,367   2,475   2,516
       Policy loans                            2,187   2,681   2,187   2,681
       Short-term investments                    549     436     549     436
       Derivative financial instruments            8      26       8      26
    Liabilities:
       Insurance investment contracts          2,355   2,337   2,322   2,309
       Derivative financial instruments           41      43      41      43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following methods and assumptions were used to estimate the fair values of the above financial instruments:

     Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

     Policy loans: Carrying values approximate fair values.

     Short-term investments: Fair values of short-term investments were based on quoted market prices.

     Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

     Derivative financial instruments: Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

12.  RELATED PARTY TRANSACTIONS

     The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $352 in 2005 (2004 - $281; 2003 - $254).

     There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     During 2005, the Company paid dividends of $200 to its shareholder, The Manufacturers Investment Corporation ("MIC"). During 2005, the Company received dividends of $165 from its subsidiary, John Hancock Investment Management Services, LLC ("JHIMS") and dividends of $89 from another subsidiary, John Hancock Distributors, LLC ("JHD").

     MFC also provides a claims paying guarantee to certain U.S. policyholders.

     On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $338 in 2005 (2004 - $169; 2003 - $123), which was classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2005 was $423 (2004 - $374).

     On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

     On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates was $2,469 (2004 - $2,371) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

     Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equivalent to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005. On December 30, 2002, the Company repaid $176 of the original principal balance. The principal balance outstanding as of December 31, 2005 and 2004 was $74.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005.

     During 1997 and 1998, the Company issued four surplus debentures for $390 with interest rates ranging from 7.93% to 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made. On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 for 2003. No amount was owed to MIC as of December 31, 2005 or 2004.

     Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned U.S. $83 (Cdn. $125) to MLI. Interest was calculated at a rate of 5.6% per annum and was payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

     As of December 31, 2005 and 2004, the Company had one inter-company note receivable from MRL with a carrying value of $18. The loan matures on May 11, 2006 and bears interest at a floating 3-month LIBOR plus 60 basis points. The interest rate as of December 31, 2005 was 5.09%.

     The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective May 28, 2004, is between the Company and various MFC affiliates. The second Liquidity Pool Agreement, effective May 27, 2005, allows John Hancock Financial Services, Inc., and subsidiaries (JHFS) acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                  December 31, December 31,
     Affiliate                                        2005         2004
     ---------                                    ------------ ------------
     Manulife Investment Corporation                $    78       $  51
     Manulife Reinsurance Ltd                            46          65
     Manulife Reinsurance (Bermuda) Ltd                  74         222
     Manulife Hungary Holdings KFT                       20           4
     Manulife Insurance Company                          15
     John Hancock Life Insurance Company              1,500
     John Hancock Variable Life Insurance Company       136
     John Hancock Reassurance Co, Ltd.                  224
     John Hancock Financial Services, Inc.               82
     The Berkeley Financial Group, LLC                    8
     John Hancock Signature Services, Inc.                9
                                                    -------       -----
     Total                                          $ 2,192       $ 342
                                                    =======       =====

     The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

13.  REINSURANCE

     In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

     Reinsurance premiums are included in premium revenue as follows:

      For the years ended December 31,               2005   2004    2003
      --------------------------------              -----  -----  -------
      Direct premiums                               $ 865  $ 900  $ 1,011
      Reinsurance assumed                             329    335      309
      Reinsurance ceded                              (324)  (292)    (365)
                                                    -----  -----  -------
      TOTAL PREMIUMS                                $ 870  $ 943  $   955
                                                    =====  =====  =======

     Reinsurance recoveries on ceded reinsurance contracts were $336, $281 and $309 during 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS

     The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

     During 2005 and 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, while changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's consolidated statements of income.

     The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contractholder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2005, 44% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 56% on a proportional basis.

     In May 1998 the Company introduced a Guaranteed Income Benefit Rider
     (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

     In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider (GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     As of December 31, 2005 and 2004, the Company had the following variable contracts with guarantees:

As of December 31,                                                     2005     2004
------------------                                                   -------  -------
Return of net deposits
   Account value                                                     $ 6,976  $ 4,093
   Net amount at risk - gross                                        $     7  $    11
   Net amount at risk - net                                          $     1  $     2

Return of net deposits plus a minimum return
   Account value                                                     $   842  $   896
   Net amount at risk - gross                                        $   176  $   178
   Net amount at risk - net                                                -  $     1
   Guaranteed minimum return rate                                          5%       5%

Highest anniversary account value minus withdrawals post-anniversary
   Account value                                                     $26,828  $22,637
   Net amount at risk - gross                                        $ 1,865  $ 2,275
   Net amount at risk - net                                          $    81  $    90

Guaranteed Minimum Income Benefit
   Account value                                                     $11,477  $11,420
   Net amount at risk - gross                                        $ 1,332  $ 1,277
   Net amount at risk - net                                          $    25  $    21

Guaranteed Minimum Withdrawal Benefit
   Account value                                                     $10,179  $ 3,187
   Net amount at risk - gross                                        $     3        -
   Net amount at risk - net                                          $     3        -

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     (Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

     For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (dollars in billions), as of December 31, 2005 and 2004, respectively:

                                                                 December 31, December 31,
    Asset Class                         Index                        2005         2004
-------------------- ------------------------------------------- ------------ ------------
Large Cap Equity     S&P 500                                         9.90         9.65
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       4.31         1.93
High Yield Bond      Ibbottson Domestic High Yield Bond               .58         0.72
Balanced             60% Large Cap Equity, 40% High Quality Bond    14.35         8.58
Small Cap Equity     Ibbottson US Small Cap Stock                    3.37         4.02
International Equity MSCI EAFE                                       1.31         1.18
Global Equity        MSCI World                                       .56         0.38
Real Estate          NAREIT                                           .32         0.35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     The reserve roll forwards for the separate accounts as of December 31, 2005 and 2004 are shown below:

                                                                       Guaranteed
                                         Guaranteed     Guaranteed      Minimum
                                       Minimum Death  Minimum Income   Withdrawal
                                       Benefit (GMDB) Benefit (GMIB) Benefit (GMWB) Totals
                                       -------------- -------------- -------------- ------
      Balance at January 1, 2004            $ 66          $  136         $   -      $  202
      Incurred Guarantee Benefits            (42)              -             -         (42)
      Other Reserve Changes                   41             (15)          (24)          2
      Balance at December 31, 2004            65             121           (24)        162
      Reinsurance Recoverable                 26             194             -         220
      Net Balance at December 31, 2004      $ 39          $  (73)        $ (24)     $  (58)

      Balance at January 1, 2005            $ 65          $  121         $ (24)     $  162
      Incurred Guarantee Benefits            (81)              -             -         (81)
      Other Reserve Changes                   91              48            10         149
      Balance at December 31, 2005            75             169           (14)        230
      Reinsurance Recoverable                 36             356             -         392
      Net Balance at December 31, 2005      $ 39          $ (187)        $ (14)     $ (162)

     The gross reserves for both GMDB and GMIB were determined using SOP 03-1, whereas the gross reserve for GMWB was determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

     . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

     . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

     .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

     . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

     .   Partial withdrawal rates are approximately 4% per year.

     . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.0% for SFAS 133 calculations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

15.  CONTINGENCIES AND COMMITMENTS

     The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

     As of December 31, 2005, the Company had outstanding commitments involving nine mortgage applications in the United States for a total of $38 to be disbursed in 2006.

     During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows:

                     Year                           Amount
                     -----------------------------  ------
                        2006                         $ 14
                        2007                           12
                        2008                            9
                        2009                            5
                        2010                            3
                     Thereafter                         9
                                                     ----
                     Total                           $ 52
                                                     ----

     There were no other material operating leases in existence at the end of 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

     Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

     Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     The following tables summarize selected financial information by segment for the periods indicated:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2005:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,207   $  1,225   $   207    $  2,639
   Net investment income                                           723        220       226       1,169
   Net realized investment and other gains                          92         32        85         209
                                                              --------   --------   -------    --------
   Revenues                                                   $  2,022   $  1,477   $   518    $  4,017
                                                              ========   ========   =======    ========
Net Income:                                                   $    151   $    272   $   125    $    548
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       38          38
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $     74   $    243         5         322
   Interest expense                                                            26         3          29
   Income tax expense                                               81         95        71         247
   Segment assets                                             $ 17,675   $ 76,219   $ 7,641    $101,535

For the year ended December 31, 2004:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,095   $    931   $   291    $  2,317
   Net investment income                                           713        230       205       1,148
   Net realized investment and other gains                         184         52        49         285
                                                              --------   --------   -------    --------
   Revenues                                                   $  1,992   $  1,213   $   545    $  3,750
                                                              ========   ========   =======    ========
Net Income:                                                   $    161   $    131   $   167    $    459
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $    150   $    194        14         358
   Interest expense                                                            20         2          22
   Income tax expense                                               53         21        94         168
   Segment assets                                             $ 16,785   $ 62,662   $ 5,841    $ 85,288

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2003:

                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $ 1,079    $   740    $  248     $ 2,067
   Net investment income                                          717        237       220       1,174
   Net realized investment and other gains                         43         19        98         160
                                                              -------    -------    ------     -------
   Revenues                                                   $ 1,839    $   996    $  566     $ 3,401
                                                              =======    =======    ======     =======
Net Income:                                                   $    29    $    52    $  110     $   191
                                                              =======    =======    ======     =======
Supplemental Information:

   Equity in net income of investees accounted for by the
     equity method                                                                  $    8     $     8
   Carrying value of investments accounted for by the
     equity method                                                                      42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $   100    $   112        15         227
   Interest expense                                                           13        33          46
   Income tax expense (benefit)                                    19         (7)       65          77
   Segment assets                                             $14,822    $49,559    $5,296     $69,677

17. TAIWAN BRANCH TRANSFER (AND SUBSEQUENT REINSURANCE OF TAIWAN BUSINESS BACK TO THE COMPANY)

     Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 and liabilities of $176 were transferred. The loss on the intercompany transfer of $77 (net of tax benefit of $42) was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid-in capital.

     During the fourth quarter of 2005 a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152, assumed policyholder liabilities of $123, and received a ceding commission of $102. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 (net of tax expense of $46) was recorded as an increase to additional paid-in capital.

     The net effect on the Company's additional paid-in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8.

     Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 (net of tax benefit of $5). This activity has been reported in the Company's 2005 consolidated statement of income.

UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)
September 30, 2006

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

              INDEX TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS:

Consolidated Balance Sheets as of September 30, 2006 (Unaudited)
and December 31, 2005 ....................................................   F-2

Unaudited Consolidated Statements of Income for the three months and
the nine months ended September 30, 2006 .................................   F-3

Unaudited Consolidated Statement of Changes in Shareholder's Equity
and Comprehensive Income for the period ended September 30, 2006 .........   F-4

Unaudited Consolidated Statement of Cash Flows for the period ended
September 30, 2006 .......................................................   F-5

Notes to Unaudited Consolidated Financial Statements .....................   F-6

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                           CONSOLIDATED BALANCE SHEETS


                                                              AS OF
                                                       SEPTEMBER 30, 2006         AS OF
                                                           (UNAUDITED)      DECEMBER 31, 2005
                                                       ------------------   -----------------
                                                                    (IN MILLIONS)
ASSETS
Investments
Fixed maturities:
   Available-for-sale - at fair value
      (cost: 2006 - $11,570, 2005 - $11,215) .......         $ 11,952            $ 11,770
Equity securities:
   Available-for-sale - at fair value
      (cost: 2006 - $769, 2005 - $478) .............              914                 584
Mortgage loans on real estate ......................            2,483               2,410
Real estate ........................................            1,443               1,449
Policy loans .......................................            2,294               2,187
Short-term investments .............................              933                 549
Other invested assets ..............................              104                  61
                                                             --------            --------
   Total Investments ...............................           20,123              19,010
Cash and cash equivalents ..........................            1,959               2,591
Accrued investment income ..........................              224                 246
Deferred acquisition costs .........................            4,648               4,112
Deferred sales inducements .........................              230                 231
Amounts due from affiliates ........................            2,591               2,520
Reinsurance recoverable ............................            1,242               1,201
Other assets .......................................              861               1,184
Separate account assets ............................           83,320              70,565
                                                             --------            --------
   Total Assets ....................................         $115,198            $101,660
                                                             ========            ========

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits .............................         $ 21,829            $ 20,930
Policyholders' funds ...............................              221                 161
Unearned revenue ...................................              878                 811
Unpaid claims and claim expense reserves ...........              743                 579
Dividends payable to policyholders .................              200                 203
Amounts due to affiliates ..........................            1,685               2,396
Deferred income tax liability ......................              694                 610
Other liabilities ..................................            1,181               1,278
Separate account liabilities .......................           83,320              70,565
                                                             --------            --------
   Total Liabilities ...............................          110,751              97,533
Shareholder's Equity
Capital stock ......................................                5                   5
Additional paid in capital .........................            2,045               2,045
Retained earnings ..................................            1,775               1,410
Accumulated other comprehensive income .............              622                 667
                                                             --------            --------
   Total Shareholder's Equity ......................            4,447               4,127
                                                             --------            --------
   Total Liabilities and Shareholder's Equity ......         $115,198            $101,660
                                                             ========            ========

The accompanying notes are an integral part of these unaudited consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                  UNAUDITED CONSOLIDATED STATEMENTS OF INCOME

                                         THREE MONTHS ENDED    NINE MONTHS ENDED
                                         SEPTEMBER 30, 2006   SEPTEMBER 30, 2006
                                         ------------------   ------------------
                                                      (IN MILLIONS)
REVENUES
   Premiums ..........................         $  350               $  770
   Fee income ........................            610                1,720
   Net investment income .............            293                  861
   Net realized investment gains .....             28                   24
                                               ------               ------
      Total revenues .................          1,281                3,375

BENEFITS AND EXPENSES
   Benefits to policyholders .........            525                1,389
   Other operating costs and
      expenses .......................            286                  806
   Amortization of deferred
      acquisition costs and deferred
      sales inducements ..............             84                  365
   Dividends to policyholders ........            100                  295
                                               ------               ------
      Total benefits and expenses ....            995                2,855

Income before income taxes ...........            286                  520
Income taxes .........................             90                  155
                                               ------               ------
Net income ...........................         $  196               $  365
                                               ======               ======

The accompanying notes are an integral part of these unaudited consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
       UNAUDITED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY
                            AND COMPREHENSIVE INCOME

                                                                                 ACCUMULATED
                                                                                    OTHER           TOTAL          COMMON
                                         CAPITAL      ADDITIONAL     RETAINED   COMPREHENSIVE   SHAREHOLDER'S      SHARES
                                          STOCK    PAID IN CAPITAL   EARNINGS   INCOME (LOSS)       EQUITY      OUTSTANDING
                                         -------   ---------------   --------   -------------   -------------   -----------
                                                     (IN MILLIONS, EXCEPT FOR SHARES OUTSTANDING)               (THOUSANDS)
BALANCE AT JANUARY 1, 2006 ...........      $5          $2,045        $1,410        $667           $4,127          5,000
   Comprehensive income:
      Net income .....................                                   365                          365
      Other comprehensive income, net
         of tax:
         Net unrealized losses .......                                               (74)             (74)
         Foreign currency
            translation ..............                                                29               29
                                                                                                   ------
   Comprehensive income ..............                                                                320
                                           ---          ------        ------        ----           ------          -----
BALANCE AT SEPTEMBER 30, 2006 ........      $5          $2,045        $1,775        $622           $4,447          5,000
                                           ===          ======        ======        ====           ======          =====

The accompanying notes are an integral part of these unaudited consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                 UNAUDITED CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                    FOR THE
                                                               NINE MONTHS ENDED
                                                              SEPTEMBER 30, 2006
                                                                 (IN MILLIONS)
                                                              ------------------
Cash flows provided by operating
   activities:
   Net income .............................................        $   365
      Adjustments to reconcile net income to net
        cash provided by operating activities:
      Net realized investment gains .......................            (24)
      Amortization of premium/discount - fixed
         maturities .......................................             11
      Deferral of acquisition costs and sales
         inducements ......................................           (907)
      Amortization of deferred acquisition costs and
         deferred sales inducements .......................            365
      Depreciation and amortization .......................             19
      Decrease in accrued investment income ...............             22
      Decrease other assets and other liabilities,
         net ..............................................            216
      Increase in policyholder liabilities and
         accruals, net ....................................            339
      Increase in deferred income tax liability ...........            125
                                                                   -------
      Net cash provided by operating activities ...........            531
Cash flows used in investing activities:
   Sales, maturities, prepayments and scheduled
      redemptions of:
      Fixed maturities available for sale .................          8,016
      Equity securities available-for-sale ................            186
      Mortgage loans ......................................            721
      Other invested assets ...............................              1
   Purchases of:
      Fixed maturities available-for-sale .................         (8,348)
      Equity securities available-for-sale ................           (452)
      Real estate .........................................            (13)
      Other invested assets ...............................            (48)
   Mortgage loans on real estate issued ...................           (782)
   Net purchases of short-term investments ................           (421)
   Policy loans advanced, net .............................           (107)
                                                                   -------
      Net cash used in investing activities ...............         (1,247)
Cash flows provided by financing activities:
   Universal life and investment-type
      contract deposits ...................................          1,764
   Universal life and investment-type contract
      maturities and withdrawals ..........................           (973)
   Unearned revenue on financial reinsurance ..............             61
   Decrease in amounts due to/from affiliates, net ........           (768)
                                                                   -------
      Net cash provided by financing activities ...........             84
                                                                   -------
      Net decrease in cash and cash equivalents ...........           (632)
   Cash and cash equivalents at beginning
         of period ........................................          2,591
                                                                   -------
   Cash and cash equivalents at end of period .............        $ 1,959
                                                                   =======

The accompanying notes are an integral part of these unaudited consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
              NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

John Hancock Life Insurance Company (U.S.A.) ("JH USA" or the "Company") is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles ("GAAP") for interim financial statements, and with the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2006 are not necessarily indicative of the results that may be expected for the year ended December 31, 2006. These unaudited consolidated financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2005, included in it's Form N-4 filed with the United States Securities and Exchange Commission ("SEC"). The accompanying consolidated balance sheet as of December 31, 2005 has been derived from the audited consolidated balance sheet but does not include all of the information and footnotes required by GAAP for complete financial statements.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current period presentation.

RECENT ACCOUNTING PRONOUNCEMENTS

Statement of Financial Accounting Standards No.158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 123(R) ("SFAS 158")

          The Financial Accounting Standards Board (the "FASB") issued SFAS 158 on September 29, 2006. SFAS 158 will require an entity to recognize in its balance sheet either an asset for a defined benefit postretirement plan's overfunded status or a liability for its underfunded status. SFAS 158 will eliminate the Company's ability to choose a measurement date by requiring that plan assets and benefit obligations be measured as of the Company's fiscal year end. Changes in the funded status of a defined benefit postretirement plan will be recognized in comprehensive income in the year the changes occur. SFAS 158's requirement to recognize the funded status of a defined benefit postretirement plan and its disclosure requirements are effective for fiscal years ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the fiscal year end is effective for fiscal years ending after December 15, 2008. SFAS 158 will not have a material impact on the Company's consolidated financial statements.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157")

          On September 15, 2006, the FASB issued SFAS 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the impact SFAS 157 will have on its consolidated financial statements.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
              NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

SEC Staff Accounting Bulletin No.108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108")

          The SEC staff published SAB 108 on September 13, 2006. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. Under SAB 108, SEC registrants are required to quantify the effects on the current year financial statements of correcting all misstatements, including both the carryover and reversing effects of uncorrected prior year misstatements. After considering all relevant quantitative and qualitative factors, if a misstatement is material, an SEC registrant's prior year financial statements must be restated. SAB 108 offers special transition provisions only for circumstances where its application would have altered previous materiality conclusions and those previous materiality conclusions were arrived at in accordance with prior materiality guidance. When applying the special transition provisions, instead of restating prior period financial statements, an SEC registrant must record the effect as a cumulative-effect adjustment to beginning-of-year retained earnings. SAB 108 is effective for fiscal years ending after November 15, 2006. This guidance is not expected to have a material impact on the Company's consolidated financial statements.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN
48")

          On July 13, 2006, the FASB issued FIN 48, which is an interpretation of SFAS 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. FIN 48 requires the affirmative evaluation that it is more likely than not, based on the technical merits of a tax position, that an enterprise is entitled to economic benefits resulting from positions taken in income tax returns. If a tax position does not meet the more-likely-than-not recognition threshold, the benefit of that position is not recognized in the financial statements. FIN 48 also requires companies to disclose additional quantitative and qualitative information in their financial statements about uncertain tax positions. FIN 48 is effective for fiscal years beginning after December 15, 2006, and the cumulative effect of applying this Interpretation shall be reported as an adjustment to the opening balance of retained earnings for that fiscal year. FIN 48 is not expected to have a material impact on the Company's consolidated financial statements.

     Statement of Financial Accounting Standards No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155")

     On February 16, 2006, the FASB issued SFAS 155, amending SFAS 133 and 140, bringing consistency to accounting and reporting for certain hybrid financial instruments by simplifying, and eliminating exceptions to the accounting, for them. SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis (with changes in fair value recorded in net income). SFAS 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 will be effective for all financial instruments acquired or issued in fiscal years beginning after September 15, 2006. The Company is currently evaluating the impact on its consolidated financial statements of adopting SFAS 155.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
              NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     Statement of Position 05-1- "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and charged off to expense.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. Adoption of SOP 05-1 as of January 1, 2007 is not expected to result in a material impact on the Company's consolidated financial position or results of operations.

NOTE 2- RELATED PARTY TRANSACTIONS

The Company has formal service agreements with The Manufacturers Life Insurance Company ("MLI"), which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $276 million for the nine months ended September 30, 2006.

There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, John Hancock Financial Services, Inc. ("JHFS"), and its direct and indirect subsidiaries.

During 2005, the Company paid dividends of $200 million to its parent, The Manufacturers Investment Corporation ("MIC"). The Company paid no dividends to MIC during the nine months ended September 30, 2006. For the nine months ended September 30, 2006, the Company received dividends of $207 million from its subsidiary, John Hancock Investment Management Services, LLC ("JHIMS") and dividends of $84 million from another subsidiary, John Hancock Distributors, LLC ("JHD").

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $277 million during the nine months ended September 30, 2006. These amounts are reported as unearned revenue on the consolidated balance sheets. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue was $437 million as of September 30, 2006 and $426 million as of December 31, 2005.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates at September 30, 2006 and December 31, 2005 was $2,553 million and $2,469 million, respectively, representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
              NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - RELATED PARTY TRANSACTIONS - (CONTINUED)

Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 million from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equivalent to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 5.61% as of September 30, 2006. On December 30, 2002, the Company repaid $176 million of the original principal balance. The principal balance outstanding as of September 30, 2006 and December 31, 2005 was $74 million.

Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 million from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 5.61% as of September 30, 2006.

Pursuant to a demand promissory note dated August 11, 2006, the Company borrowed $8 million from an affiliate, P.T. Manulife Asset Manajement Indonesia. Interest is calculated at a fluctuating rate equal to 3 month LIBOR and is payable quarterly. The interest rate was 5.36% as of September 30, 2006.

As of December 31, 2005, the Company had one inter-company note receivable from MRL with a carrying value of $18 million. The note matured and was repaid on May 11, 2006.

The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective May 28, 2004, is between the Company and various MFC affiliates. The second agreement, effective May 27, 2005, allows JHFS, and its subsidiaries, acquired as a result of the 2004 merger with MFC, to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

     The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                  SEPTEMBER 30,
                                                      2006        DECEMBER 31,
                                                   (UNAUDITED)       2005
                                                  -------------   ------------
                                                         (IN MILLIONS)
               AFFILIATE
Manulife Investment Corporation................      $   10          $   78
Manulife Reinsurance Ltd.......................          78              46
Manulife Reinsurance (Bermuda) Ltd.............          46              74
Manulife Hungary Holdings KFT..................          25              20
Manulife Insurance Company.....................          43              15
John Hancock Life Insurance Company............         795           1,500
John Hancock Variable Life Insurance Company...          38             136
John Hancock Reassurance Co, Ltd...............         233             224
John Hancock Financial Services, Inc...........          88              82
The Berkeley Financial Group, LLC..............          42               8
John Hancock Signature Services, Inc...........          16               9
                                                     ------          ------
   Total.......................................      $1,414          $2,192
                                                     ======          ======

     The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
              NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 - PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS

The Company maintains a number of pension and benefit plans for its eligible employees. The following table demonstrates the components of the Company's net periodic benefit cost for the periods indicated.

COMPONENTS OF NET PERIODIC BENEFIT COST:

                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                            SEPTEMBER 30, 2006         SEPTEMBER 30, 2006
                                        -------------------------   -------------------------
                                                        OTHER                       OTHER
                                         PENSION   POSTRETIREMENT    PENSION   POSTRETIREMENT
                                        BENEFITS      BENEFITS      BENEFITS      BENEFITS
                                        --------   --------------   --------   --------------
                                                           (IN MILLIONS)
Service cost ........................    $ 1.5          $0.1         $ 4.5          $0.4
Interest cost .......................      1.5           0.4           4.5           1.2
Expected return on plan assets ......     (1.3)           --          (4.0)           --
Amortization of prior service cost ..       --            --           0.2            --
Recognized actuarial gain ...........      0.8            --           2.5            --
                                         -----          ----         -----          ----
Net periodic benefit cost ...........    $ 2.5          $0.5         $ 7.7          $1.6
                                         =====          ====         =====          ====

The Company previously disclosed in its financial statements for the year ended December 31, 2005 that it contributed $2 million to its retirement plans and $1 million to its other postretirement benefit plans during 2005. Company contributions for the nine months ended September 30, 2006 amounted to $1 million to its retirement plans and $1 million to its other postretirement benefit plans.

NOTE 4 - CONTINGENCIES

LEGAL PROCEEDINGS. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
              NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 - SEGMENT INFORMATION

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

PROTECTION SEGMENT. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

WEALTH MANAGEMENT SEGMENT. Offers individual variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

CORPORATE SEGMENT. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in the summary of accounting policies included in the footnotes to the Company's annual audited financial statements as of December 31, 2005 filed with the SEC. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following tables summarize selected unaudited financial information by segment for the periods indicated:

                                                                      WEALTH
                                                     PROTECTION     MANAGEMENT    CORPORATE   CONSOLIDATED
                                                     ----------   -------------   ---------   ------------
                                                                  (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2006
REVENUES:
   Revenue from external customers ...............     $   375       $   405        $  180           960
   Net investment income .........................         185            57            51           293
   Net realized investment gains .................           5             5            18            28
                                                       -------       -------        ------      --------
   Revenues ......................................     $   565           467        $  249         1,281
                                                       =======       =======        ======      ========
NET INCOME: ......................................     $    42       $   107        $   47      $    196
                                                       =======       =======        ======      ========
SUPPLEMENTAL INFORMATION:
   Equity in net income of investees accounted for
      by the equity method .......................          --            --            --            --
   Carrying value of investments accounted
      for by the equity method ...................          --            --        $   37      $     37
   Amortization of deferred acquisition
      costs and deferred sales inducements .......     $    31       $    52             1            84
   Interest expense ..............................                         7             1             8
   Income tax expense ............................          22            43            25            90
   Segment assets ................................     $18,487       $88,271        $8,440      $115,198

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
              NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 - SEGMENT INFORMATION - (CONTINUED)

                                                                      WEALTH
                                                     PROTECTION     MANAGEMENT    CORPORATE   CONSOLIDATED
                                                     ----------   -------------   ---------   ------------
                                                                  (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2006
REVENUES:
   Revenue from external customers ...............     $ 1,005       $ 1,189        $  296      $  2,490
   Net investment income .........................         530           168           163           861
   Net realized investment (losses) gains ........         (10)           17            17            24
                                                       -------       -------        ------      --------
   Revenues ......................................     $ 1,525       $ 1,374        $  476      $  3,375
                                                       =======       =======        ======      ========
NET INCOME: ......................................     $    71       $   193        $  101      $    365
                                                       =======       =======        ======      ========
SUPPLEMENTAL INFORMATION:
   Equity in net income of investees accounted
      for by the equity method ...................          --            --        $   (1)     $     (1)
   Carrying value of investments accounted
      for by the equity method ...................          --            --            37            37
   Amortization of deferred acquisition
      costs and deferred sales inducements .......     $   121       $   242             2           365
   Interest expense ..............................          --            21             3            24
   Income tax expense ............................          37            60            58           155
   Segment assets ................................     $18,487       $88,271        $8,440      $115,198

NOTE 6 - STOCK BASED COMPENSATION

There are no stock based compensation plans involving stock of JH USA. However, employees of JH USA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. JH USA recorded compensation expense of $3 million for the nine months ended September 30, 2006 related to stock options granted after January 1, 2002.

In 2003, MFC established a new Restricted Share Unit ("RSU") plan. For the year ended December 31, 2005, RSUs were granted to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest at the end of three years, subject to performance conditions, and the related compensation expense is recognized over the vesting period. The Company recorded compensation expense related to RSUs of $9 million for the nine months ended September 30, 2006.

NOTE 7 - SUBSEQUENT EVENTS

On December 14, 2006, the Company issued 1 share of common stock to its parent, MIC, for $71 million in cash.

Pursuant to a demand promissory note dated December 22, 2006, the Company borrowed $136 million from an affiliate, Manulife Holdings (Delaware) LLC. Interest will be calculated at a fluctuating rate equal to 3 month LIBOR plus 30 basis points and will be payable quarterly. The interest rate was 5.66% as of December 31, 2006.

On December 28, 2006, the Company sold real estate held for investment with a net book value of $17 million to an affiliate, John Hancock Life Insurance Company, for $150 million in cash. The resulting gain of $87 million (net of tax provision of $46 million) will be accounted for as a transaction between entities under common control and result in an increase of $87 million to the Company's paid in capital as of December 31, 2006.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.) Separate Account H
(formerly the Manufacturers Life Insurance Company (USA)
Separate Account H)
Years Ended December 31, 2005 and 2004

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Account H)


                          Audited Financial Statements


                     Years ended December 31, 2005 and 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm......................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity..............................................4
Statements of Operations and Changes in Contract Owners' Equity..............................9
Notes to Financial Statements..............................................................104

             Report of Independent Registered Public Accounting Firm

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

We have audited the accompanying statement of assets and contract owners' equity of John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H) (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap Portfolio--Class A, U.S. Large Cap Portfolio--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Global Allocation--Class A, Global Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital Appreciation--Class A, Capital Appreciation--Class B, Health Sciences--Class A, Health Sciences--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A, Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic Growth--Class B, All Cap Value--Class A, All Cap Value--Class B, Strategic Value--Class A, Strategic Value--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A, Fundamental Value--Class B, Emerging Growth--Class B, Natural Resources--Class B, Mid Cap Core--Class B, Quantitative All Cap--Class B, Large Cap Value--Class B, Small Cap Opportunities--Class A, Small Cap Opportunities--Class B, Special Value--Class B, Real Return Bond--Class B, Great Companies America--Class B, American International--Class B, American Growth--Class B, American Blue-Chip Income & Growth--Class B, American Growth-Income--Class B, American Bond--Class B, American Century -- Small Company,

PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, US Global Leaders Growth--Class A, US Global Leaders--Class B, John Hancock Strategic Income, John Hancock International Equity Index--Class A, John Hancock International Equity Index--Class B, Active Bond--Class A, Active Bond--Class B, CGTC Overseas Equity--Class B, Independence Investment LLC Small Cap--Class B, Marisco International Opportunities--Class B, T Rowe Price Mid Value--Class B, UBS Large Cap--Class B, U.S. High Yield--Class B, Wellington Small Cap Growth--Class B, Wellington Small Cap Value--Class B, Wells Capital Core Bond--Class B, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Mid Cap Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Fixed Income--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Salomon Aggressive Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Scudder Real Estate--Class B, Scudder Strategic Income--Class B, Scudder Conservative Income Strategy--Class B, Scudder Growth & Income Strategy --Class B, Scudder Income & Growth Strategy--Class B, Scudder Growth Strategy--Class B, Scudder Templeton Foreign Value--Class B, Scudder Mercury Large Cap Core--Class B, Scudder Bond--Class B, Scudder Equity 500 Index--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Growth Fund--Class B, Dreyfus VIF Midcap Stock--Class B, Invesco Utilities--Class B, Basic Value Focus--Class A, Small Cap Value Focus--Class A, Global Allocation--Class B, as of December 31, 2005, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H) at December 31, 2005, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with accounting U.S. generally accepted accounting principles.


                                        /s/ ERNST & YOUNG LLP



Boston, Massachusetts
April 1, 2006

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                       DECEMBER 31
                                                                                                          2005
                                                                                                    ------------------
ASSETS
   Investments at market value:
     Sub-accounts held by John Hancock Investment Trust:
       Strategic Opportunities Portfolio--Class A--  29,093,968 shares (cost $366,922,820)           $ 347,381,980
       Strategic Opportunities Portfolio--Class B-- 2,027,424 shares (cost $19,030,998)                 24,166,899
       Investment Quality Bond Portfolio--Class A-- 13,978,897 shares (cost $167,804,726)              167,467,192
       Investment Quality Bond Portfolio--Class B-- 6,106,416 shares (cost $73,976,730)                 73,032,734
       Growth & Income Portfolio--Class A-- 38,856,384 shares (cost $1,013,669,917)                    882,428,482
       Growth & Income Portfolio--Class B-- 4,025,781 shares (cost $80,164,018)                         90,982,652
       Blue Chip Growth Portfolio--Class A-- 36,284,044 shares (cost $604,192,383)                     643,316,101
       Blue Chip Growth Portfolio--Class B-- 9,036,577 shares (cost $134,940,223)                      159,766,685
       Money Market Portfolio--Class A-- 29,894,507 shares (cost $298,945,070)                         298,945,070
       Money Market Portfolio--Class B-- 20,999,818 shares (cost $209,998,178)                         209,998,178
       Global Equity Portfolio--Class A-- 16,374,256 shares (cost $219,340,713)                        264,771,718
       Global Equity Portfolio--Class B-- 2,009,841 shares (cost $26,221,623)                           32,338,345
       Global Bond Portfolio--Class A-- 7,863,662 shares (cost $111,941,870)                           113,000,816
       Global Bond Portfolio--Class B-- 9,232,809 shares (cost $137,609,286)                           132,398,478
       U.S. Government Securities Portfolio--Class A-- 12,528,524 shares (cost $174,248,580)           170,889,069
       U.S. Government Securities Portfolio--Class B-- 6,572,873 shares (cost $90,720,886)              89,588,261
       Income & Value Portfolio--Class A-- 33,843,067 shares (cost $338,150,098)                       384,795,671
       Income & Value Portfolio--Class B-- 8,749,019 shares (cost $87,174,348)                          98,863,912
       Large Cap Growth Portfolio--Class A-- 22,763,936 shares (cost $217,833,150)                     228,094,638
       Large Cap Growth Portfolio--Class B-- 7,817,485 shares (cost $68,978,713)                        77,940,328
       Equity-Income Portfolio--Class A-- 40,687,667 shares (cost $599,325,868)                        686,400,938
       Equity-Income Portfolio--Class B-- 16,088,155 shares (cost $232,163,895)                        270,441,878
       Strategic Bond Portfolio--Class A-- 12,801,664 shares (cost $142,394,328)                       154,004,021
       Strategic Bond Portfolio--Class B-- 8,340,005 shares (cost $97,177,450)                         100,163,465
       All Cap Core Portfolio--Class A-- 9,491,670 shares (cost $125,847,104)                          163,256,718
       All Cap Core Portfolio--Class B-- 588,137 shares (cost $8,528,924)                               10,074,788
       All Cap Growth Portfolio--Class A--14,388,835 shares (cost $213,594,475)                        240,725,213
       All Cap Growth Portfolio--Class B--  1,746,792 shares (cost $24,077,368)                         29,031,690
       International Small Cap Portfolio--Class A-- 5,825,512 shares (cost $81,263,445)                112,082,849
       International Small Cap Portfolio--Class B-- 2,173,657 shares (cost $35,798,485)                 41,886,365
       Pacific Rim Emerging Markets Portfolio--Class A-- 5,332,192 shares (cost $47,438,264)            63,133,149
       Pacific Rim Emerging Markets Portfolio--Class B-- 3,983,405 shares (cost $38,759,416)            46,964,342
       Science & Technology Portfolio--Class A-- 21,571,214 shares (cost $238,501,224)                 253,893,184
       Science & Technology Portfolio--Class B-- 4,767,412 shares (cost $51,327,634)                    55,874,073
       Emerging Small Company Portfolio--Class A-- 4,146,758 shares (cost $103,367,180)                125,232,101
       Emerging Small Company Portfolio--Class B-- 2,193,291 shares (cost $55,799,911)                  65,842,600
       International Stock Portfolio--Class A-- 6,677,256 shares (cost $61,232,976)                     85,335,332
       International Stock Portfolio--Class B-- 2,453,613 shares (cost $23,885,060)                     31,455,316
       Value Portfolio--Class A-- 8,129,959 shares (cost $130,144,710)                                 177,964,804
       Value Portfolio--Class B-- 1,941,238 shares (cost $35,148,411)                                   42,338,409
       Real Estate Securities Portfolio--Class A-- 6,222,480 shares (cost $126,322,313)                154,753,068
       Real Estate Securities Portfolio--Class B-- 4,793,672 shares (cost $104,309,731)                119,074,810
       High Yield Portfolio--Class A-- 13,056,364 shares (cost $129,678,133)                           134,741,680
       High Yield Portfolio--Class B-- 9,373,159 shares (cost $93,322,975)                              97,012,191

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                         DECEMBER 31
                                                                                                            2005
                                                                                                    -------------------
ASSETS (CONTINUED)
       Lifestyle Aggressive 1000 Portfolio--Class A-- 13,480,850 shares (cost $147,776,053)         $  181,452,247
       Lifestyle Aggressive 1000 Portfolio--Class B-- 20,623,394 shares (cost $221,805,370)            277,178,418
       Lifestyle Growth 820 Portfolio--55,479,907 Class A-- shares (cost $663,379,577)                 780,047,489
       Lifestyle Growth 820 Portfolio--322,201,889 Class B-- shares (cost $4,051,967,832)            4,520,492,507
       Lifestyle Balanced 640 Portfolio--64,329,369 Class A-- shares (cost $781,488,636)               894,821,519
       Lifestyle Balanced 640 Portfolio--298,802,988 Class B-- shares (cost $3,822,494,396)          4,150,373,502
       Lifestyle Moderate 460 Portfolio--Class A-- 21,431,273 shares (cost $263,801,734)               286,107,496
       Lifestyle Moderate 460 Portfolio--Class B-- 74,394,584 shares (cost $948,943,587)               991,679,800
       Lifestyle Conservative 280 Portfolio--Class A-- 11,366,167 shares (cost $150,296,078)           152,533,966
       Lifestyle Conservative 280 Portfolio--Class B-- 27,493,858 shares (cost $368,510,297)           368,417,695
       Small Company Value Portfolio--Class A-- 10,355,050 shares (cost $167,616,332)                  229,985,667
       Small Company Value Portfolio--Class B-- 8,064,933 shares (cost $135,787,818)                   178,396,318
       International Value Portfolio--Class A-- 21,005,391 shares (cost $275,852,531)                  335,876,205
       International Value Portfolio--Class B-- 12,191,862 shares (cost $153,739,909)                  194,338,281
       Total Return Portfolio--Class A-- 24,673,674 shares (cost $343,625,148)                         340,990,171
       Total Return Portfolio--Class B-- 18,148,310 shares (cost $254,421,064)                         250,083,716
       U.S. Large Cap Portfolio--Class A-- 21,843,655 shares (cost $264,580,402)                       322,193,916
       U.S. Large Cap Portfolio--Class B-- 7,809,036 shares (cost $89,617,828)                         114,792,826
       Mid Cap Stock Portfolio--Class A-- 20,982,868 shares (cost $250,501,288)                        326,703,252
       Mid Cap Stock Portfolio--Class B-- 10,280,295 shares (cost $126,323,712)                        159,036,163
       Global Allocation Portfolio--Class A-- 5,462,093 shares (cost $52,250,707)                       62,158,614
       Global Allocation Portfolio--Class B-- 9,282,511 shares (cost $96,053,974)                      105,078,029
       Dynamic Growth Portfolio--Class A-- 17,543,881 shares (cost $67,453,970)                         95,438,713
       Dynamic Growth Portfolio--Class B-- 7,411,544 shares (cost $31,196,222)                          40,096,454
       Total Stock Market Index Portfolio--Class A-- 2,712,488 shares (cost $25,343,492)                31,356,359
       Total Stock Market Index Portfolio--Class B-- 2,718,934 shares (cost $26,705,925)                31,294,935
       500 Index Portfolio--Class A-- 14,644,254 shares (cost $129,110,310)                            158,157,945
       500 Index Portfolio--Class B-- 10,324,999 shares (cost $93,318,544)                             110,890,493
       Mid Cap Index Portfolio--Class A-- 3,677,833 shares (cost $51,123,477)                           66,384,883
       Mid Cap Index Portfolio--Class B-- 3,108,234 shares (cost $45,120,719)                           55,886,044
       Small Cap Index Portfolio--Class A-- 2,892,541 shares (cost $37,474,059)                         43,069,933
       Small Cap Index Portfolio--Class B-- 3,128,242 shares (cost $39,757,597)                         46,391,825
       Capital Appreciation Portfolio--Class A-- 4,276,289 shares (cost $34,316,954)                    42,848,414
       Capital Appreciation Portfolio--Class B-- 4,373,804 shares (cost $33,911,652)                    43,563,087
       Health Sciences Portfolio--Class A-- 4,970,249 shares (cost $66,177,474)                         79,474,283
       Health Sciences Portfolio--Class B-- 4,871,261 shares (cost $65,948,079)                         77,355,621
       Financial Services Portfolio--Class A-- 2,481,764 shares (cost $29,298,102)                      37,995,810
       Financial Services Portfolio--Class B-- 2,637,635 shares (cost $31,160,203)                      40,197,556
       Quantitative Mid Cap Portfolio--Class A-- 1,061,038 shares (cost $13,562,632)                    15,576,039
       Quantitative Mid Cap Portfolio--Class B-- 1,006,210 shares (cost $12,552,958)                    14,660,479
       All Cap Value Portfolio--Class A-- 4,169,846 shares (cost $52,297,249)                           61,296,734
       All Cap Value Portfolio--Class B-- 3,914,971 shares (cost $49,740,924)                           57,393,472
       Strategic Value Portfolio--Class A-- 2,491,469 shares (cost $24,704,972)                         26,484,316
       Strategic Value Portfolio--Class B-- 2,150,405 shares (cost $21,406,933)                         22,794,292
       Utilities Portfolio--Class A-- 3,647,930 shares (cost $41,220,279)                               48,079,713
       Utilities Portfolio--Class B-- 3,716,024 shares (cost $42,842,383)                               48,679,921

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                         DECEMBER 31
                                                                                                           2005
                                                                                                    --------------------
ASSETS (CONTINUED)
       Mid Cap Value Portfolio--Class A-- 12,130,275 shares (cost $173,962,965)                     $  228,413,076
       Mid Cap Value Portfolio--Class B-- 11,710,712 shares (cost $166,460,499)                        219,692,958
       Fundamental Value Portfolio--Class A-- 11,462,479 shares (cost $134,807,400)                    175,605,176
       Fundamental Value Portfolio--Class B-- 16,098,416 shares (cost $198,880,511)                    245,661,831
       Emerging Growth Portfolio--Class B-- 482,814 shares (cost $7,893,918)                             8,502,350
       Natural Resources Portfolio--Class B-- 6,129,309 shares (cost $150,175,503)                     191,969,967
       Mid Cap Core Portfolio--Class B-- 2,146,198 shares (cost $34,396,594)                            35,841,513
       Quantitative All Cap Portfolio--Class B-- 182,177 shares (cost $2,981,811)                        3,011,379
       Large Cap Value Portfolio--Class B-- 3,918,174 shares (cost $76,703,850)                         84,632,567
       Small Cap Opportunities Portfolio--Class A-- 4,550,132 shares (cost $89,915,357)                103,834,015
       Small Cap Opportunities Portfolio--Class B-- 3,266,307 shares (cost $64,163,310)                 74,177,829
       Special Value Portfolio--Class B-- 376,062 shares (cost $6,918,094)                               7,344,491
       Real Return Bond Portfolio--Class B-- 9,575,011 shares (cost $128,518,158)                      128,783,901
       American International Portfolio --Class B-- 26,432,378 shares (cost $478,350,601)              565,652,897
       American Growth Portfolio--Class B-- 51,485,038 shares (cost $831,539,842)                    1,024,552,260
       American Blue-Chip Income & Growth Portfolio--Class B-- 10,405,991 shares
         (cost $158,760,995)                                                                           166,287,730
       American Growth-Income Portfolio--Class B-- 43,922,598 shares (cost $701,466,262)               780,504,570
       American Bond Fund Portfolio--Class B-- 10,034,228 shares (cost $124,882,834)                   125,327,504
       American Century -- Small Company-- 1,647,124 shares (cost $24,944,284)                          25,859,840
       PIMCO VIT All Asset Portfolio-- 4,649,995 shares (cost $54,532,639)                              54,869,942
       Core Equity-- 3,445,358 shares (cost $46,447,071)                                                51,783,724
       Classic Value-- 1,053,544 shares (cost $14,704,536)                                              15,128,893
       Quantitative Value-- 197,615 shares (cost $2,876,765)                                             2,999,799
       US Global Leaders Growth--Class A -- 2,908,652 shares (cost $35,569,340)                         37,928,828
       US Global Leaders Growth--Class B -- 2,453,705 shares (cost $29,927,042)                         32,020,856
       John Hancock Strategic Income-- 1,125,359 shares (cost $15,096,745)                              14,809,731
       John Hancock International Equity Index --Class A-- 1,642,783 shares (cost $24,283,437)          28,173,727
       John Hancock International Equity Index --Class B-- 1,807,106 shares (cost $26,875,780)          30,937,658
       Active Bond--Class A -- 14,327,741 shares (cost $137,585,971)                                   139,408,921
       Active Bond--Class B -- 50,990,909 shares (cost $490,590,274)                                   495,631,637
       CGTC Overseas Equity--Class B -- 348,733 shares (cost $4,088,175)                                 4,362,655
       Independence Investment LLC Small Cap--Class B -- 42,859 shares (cost $601,710)                     612,882
       Marisco International Opportunities--Class B -- 805,624 shares (cost $11,552,608)                12,495,235
       T Rowe Price Mid Value--Class B-- 377,796 shares (cost $4,536,165)                                4,662,002
       UBS Large Cap--Class B-- 59,281 shares (cost $808,392)                                              835,276
       US High Yield --Class B-- 97,757 shares (cost $1,250,269)                                         1,270,845
       Wellington Small Cap Growth --Class B-- 1,822,449 shares (cost $17,584,792)                      18,479,631
       Wellington Small Cap Value --Class B-- 1,592,643 shares (cost $33,594,162)                       33,286,243
       Wells Capital Core Bond --Class B-- 55,394 shares (cost $696,397)                                   698,517

    Sub-accounts held by Scudder Variable Series Trust:
       Scudder Capital Growth Portfolio--Class B-- 3,331,105 shares (cost $49,374,530)                  55,995,867

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                        DECEMBER 31
                                                                                                            2005
                                                                                                     -------------------
ASSETS (CONTINUED)
       Scudder Global Discovery Portfolio--Class B-- 1,260,808 shares (cost $13,438,700)                $ 18,710,392
       Scudder Growth & Income Portfolio--Class B-- 2,854,821 shares (cost $24,609,176)                   27,634,663
       Scudder Health Sciences Portfolio--Class B-- 1,116,275 shares (cost $12,048,470)                   14,366,459
       Scudder International Portfolio--Class B-- 2,744,297 shares (cost $22,776,738)                     29,693,299
       Scudder Mid Cap Growth Portfolio--Class B-- 368,441 shares (cost $3,433,671)                        4,122,857
       Scudder Blue Chip Portfolio--Class B-- 1,887,205 shares (cost $21,978,607)                         27,987,256
       Scudder Contarian Value Portfolio--Class B-- 1,797,778 shares (cost $25,770,748)                   28,386,910
       Scudder Global Blue Chip Portfolio--Class B-- 770,773 shares (cost $7,883,980)                     11,122,256
       Scudder Government Securities Portfolio--Class B-- 3,075,552 shares (cost $37,956,292)             37,613,996
       Scudder High Income Portfolio--Class B-- 4,777,880 shares (cost $38,737,964)                       39,274,171
       Scudder International Select Equity Portfolio--Class B-- 2,462,288 shares (cost $24,489,641)       32,526,820
       Scudder Fixed Income Portfolio--Class B-- 5,581,527 shares (cost $66,474,006)                      65,750,385
       Scudder Money Market Portfolio--Class B-- 34,781,423 shares (cost $34,840,321)                     34,840,321
       Scudder Small Cap Growth Portfolio--Class B-- 2,127,324 shares (cost $23,862,472)                  28,335,952
       Scudder Technology Growth Portfolio--Class B-- 1,197,957 shares (cost $9,981,672)                  11,033,183
       Scudder Total Return Portfolio--Class B-- 963,117 shares (cost $19,852,374)                        21,882,020
       Scudder Davis Venture Value Portfolio--Class B-- 3,860,123 shares (cost $38,281,585)               48,135,739
       Scudder Dreman Financial Services Portfolio--Class B-- 859,158 shares (cost $10,207,580)           11,426,804
       Scudder Dreman High Return Equity Portfolio--Class B-- 7,561,730 shares (cost $79,019,816)        101,251,563
       Scudder Dreman Small Cap Value Portfolio--Class B-- 2,811,950 shares (cost $44,198,714)            56,042,173
       Scudder Salomon  Aggressive Growth Portfolio--Class B-- 602,006 shares (cost $4,709,208)            6,236,782
       Scudder Janus Growth & Income Portfolio--Class B-- 2,245,945 shares (cost $19,634,731)             24,638,022
       Scudder Janus Growth Opportunities Portfolio--Class B-- 1,006,222 shares (cost $6,949,070)          8,321,459
       Scudder MFS Strategic Value Portfolio--Class B-- 2,342,232 shares (cost $24,393,244)               25,132,145
       Scudder Oak Strategic Equity Portfolio--Class B-- 2,165,954 shares (cost $14,267,253)              14,251,975
       Scudder Turner Mid Cap Growth Portfolio--Class B-- 1,820,195 shares (cost $15,657,991)             19,803,720
       Scudder Real Estate Portfolio--Class B-- 1,130,484 shares (cost $15,458,383)                       18,754,738
       Scudder Strategic Income Portfolio--Class B-- 1,229,609 shares (cost $14,138,171)                  14,054,432
       Scudder Conservative Income Strategy--Class B-- 580,932 shares (cost $6,153,727)                    6,303,109
       Scudder Growth & Income Strategy--Class B-- 10,130,146 shares (cost $110,543,719)                 115,179,755
       Scudder Income & Growth Strategy--Class B-- 2,402,979 shares (cost $25,773,869)                    26,673,071
       Scudder Growth Strategy--Class B-- 11,753,018 shares (cost $130,005,677)                          137,157,723
       Scudder Templeton Foreign Value--Class B-- 106,846 shares (cost $1,156,899)                         1,221,246
       Scudder Mercury Large Cap Core--Class B-- 104,434 shares (cost $1,104,533)                          1,216,658
       Scudder Bond--Class B-- 27,765 shares (cost $192,617)                                                 193,522
       Scudder Equity 500 Index--Class B-- 2,928,435 shares (cost $37,854,297)                            38,333,214

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                          DECEMBER 31
                                                                                                              2005
                                                                                                       -------------------
ASSETS (CONTINUED)
     Sub-accounts held by Alger American Fund
       Alger American Balanced Portfolio--Class B-- 2,140,919 shares (cost $27,797,555)                       31,278,825
       Alger American Leveraged All Cap Portfolio--Class B-- 274,760 shares (cost $7,677,177)                  9,462,728

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio--Class B-- 900,215 shares (cost $10,302,103)                  15,141,616
       Credit Suisse Global Post Venture Capital Portfolio--Class B-- 286,978 shares (cost $3,008,893)         3,716,366

       Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio--Class B-- 81,990 shares (cost $1,808,272)           2,123,545
       Dreyfus VIF Midcap Stock Portfolio--Class B-- 2,124,061 shares (cost $31,995,057)                      40,484,609

     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio--Class B-- 361,666 shares (cost $5,138,516)                                 6,448,505

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--Class A-- 2,073,929 shares (cost $28,303,675)                             30,548,969
       Small Cap Value Focus Portfolio--Class A-- 662,930 shares (cost $15,652,336)                           16,487,078
       Global Allocation Portfolio--Class B-- 128,692 shares (cost $1,411,859)                                 1,742,486
                                                                                                         ---------------

Total assets                                                                                             $30,767,047,551
                                                                                                         ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                               $30,754,723,419
Annuity Reserves                                                                                              12,324,132
                                                                                                         ---------------

Total contract owners' equity                                                                            $30,767,047,551
                                                                                                         ===============

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                          SUB-ACCOUNT
                                               -------------------------------------------------------------------
                                                 STRATEGIC OPPORTUNITIES--A         STRATEGIC OPPORTUNITIES--B
                                               -------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2005              2004             2005              2004
                                               -------------     -------------     -------------     -------------
Income:
   Dividends                                   $   1,603,869     $     385,027     $      65,112     $       6,160

Expenses:
    Mortality and expense risk
       and administrative charges                  5,161,348         5,930,837           397,219           395,094
                                               -------------     -------------     -------------     -------------

Net investment income (loss)                      (3,557,479)       (5,545,810)         (332,107)         (388,934)

Net realized gain (loss)                         (38,383,519)      (67,871,889)        1,341,289           995,567
Unrealized appreciation (depreciation)
    during the period                             67,743,194       113,447,129           707,234         1,814,759
                                               -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations       25,802,196        40,029,430         1,716,416         2,421,392

Changes from principal transactions:
       Purchase payments                           2,176,173         3,759,093         1,201,502         4,407,684
       Transfers between sub-accounts
           and the Company                       (33,432,651)      (34,601,859)       (3,023,471)       (1,709,392)
       Withdrawals                               (50,718,112)      (46,184,297)       (1,650,357)         (704,607)
       Annual contract fee                          (515,205)         (587,249)          (83,853)          (79,463)
                                               -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (82,489,795)      (77,614,312)       (3,556,179)        1,914,222
                                               -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                      (56,687,599)      (37,584,882)       (1,839,763)        4,335,614

Contract owners' equity at
    beginning of period                          404,069,579       441,654,461        26,006,662        21,671,048
                                               -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                              $ 347,381,980     $ 404,069,579     $  24,166,899     $  26,006,662
                                               =============     =============     =============     =============


See accompanying notes.
                                                                               9

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                       INVESTMENT QUALITY BOND--A            INVESTMENT QUALITY BOND--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                          2005               2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  10,698,032     $  14,203,750     $   2,656,043     $   3,324,035

Expenses:
    Mortality and expense risk
       and administrative charges                         2,737,390         3,389,219           929,560           919,319
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              7,960,642        10,814,531         1,726,483         2,404,716

Net realized gain (loss)                                    938,688         3,267,002          (366,957)          (25,277)
Unrealized appreciation (depreciation)
    during the period                                    (7,478,417)       (7,199,141)       (1,205,494)         (834,892)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,420,913         6,882,392           154,032         1,544,547

Changes from principal transactions:
       Purchase payments                                  1,195,379         1,322,384        26,855,362         7,893,396
       Transfers between sub-accounts
           and the Company                              (11,790,787)      (28,210,968)       (3,113,286)       (5,029,142)
       Withdrawals                                      (28,057,403)      (28,239,554)       (5,823,493)       (3,592,195)
       Annual contract fee                                 (236,839)         (287,196)         (147,464)         (162,756)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (38,889,650)      (55,415,334)       17,771,119          (890,697)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (37,468,737)      (48,532,942)       17,925,151           653,850

Contract owners' equity at
    beginning of period                                 204,935,929       253,468,871        55,107,583        54,453,733
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 167,467,192     $ 204,935,929     $  73,032,734     $  55,107,583
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              10

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             GROWTH & INCOME--A                    GROWTH & INCOME--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                           2005                2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  35,907,685     $  10,287,831     $   3,285,732     $     756,191

Expenses:
    Mortality and expense risk
       and administrative charges                        14,262,835        17,096,488         1,566,233         1,583,694
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             21,644,850        (6,808,657)        1,719,499          (827,503)

Net realized gain (loss)                                (77,917,420)      (64,916,219)        4,376,460         2,138,688
Unrealized appreciation (depreciation)
    during the period                                    58,436,238       126,625,717        (6,053,516)        3,368,392
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,163,668        54,900,841            42,443         4,679,577

Changes from principal transactions:
       Purchase payments                                  4,840,783         7,527,989         3,974,385        15,065,203
       Transfers between sub-accounts
           and the Company                             (102,028,494)      (81,955,457)       (9,745,925)          (82,798)
       Withdrawals                                     (137,229,523)     (135,961,169)       (6,750,057)       (3,290,679)
       Annual contract fee                               (1,314,360)       (1,518,783)         (324,743)         (303,734)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (235,731,594)     (211,907,420)      (12,846,340)       11,387,992
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (233,567,926)     (157,006,579)      (12,803,897)       16,067,569

Contract owners' equity at
    beginning of period                               1,115,996,408     1,273,002,987       103,786,549        87,718,980
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 882,428,482     $1,115,996,408    $  90,982,652     $ 103,786,549
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              11

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             BLUE CHIP GROWTH--A                BLUE CHIP GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,803,758     $     903,597     $           0     $      80,723

Expenses:
    Mortality and expense risk
       and administrative charges                         9,876,845        11,458,928         2,343,879         1,860,592
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (7,073,087)      (10,555,331)       (2,343,879)       (1,779,869)

Net realized gain (loss)                                (28,801,786)      (40,798,780)        5,483,187         3,392,402
Unrealized appreciation (depreciation)
    during the period                                    58,874,043       104,722,627         2,669,855         7,205,987
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              22,999,170        53,368,516         5,809,163         8,818,520

Changes from principal transactions:
       Purchase payments                                  4,641,762         6,999,845        35,435,408        47,568,554
       Transfers between sub-accounts
           and the Company                              (62,006,186)      (61,745,326)      (12,815,487)       (6,227,869)
       Withdrawals                                      (81,103,859)      (79,051,724)       (6,986,642)       (4,316,926)
       Annual contract fee                               (1,162,860)       (1,313,586)         (354,214)         (331,864)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (139,631,143)     (135,110,791)       15,279,065        36,691,895
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (116,631,973)      (81,742,275)       21,088,228        45,510,415

Contract owners' equity at
    beginning of period                                 759,948,074       841,690,349       138,678,457        93,168,042
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 643,316,101     $ 759,948,074     $ 159,766,685     $ 138,678,457
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              12

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               MONEY MARKET--A                        MONEY MARKET--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------

Income:
   Dividends                                          $   8,930,943     $   3,492,056     $   5,035,936     $   1,192,077

Expenses:
    Mortality and expense risk
       and administrative charges                         5,127,725         6,709,466         3,355,688         3,171,594
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              3,803,218        (3,217,410)        1,680,248        (1,979,517)


Net realized gain (loss)                                   (758,115)           59,590           815,738            40,205
Unrealized appreciation (depreciation)
    during the period                                             0                 0                 0                 0
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,045,103        (3,157,820)        2,495,986        (1,939,312)

Changes from principal transactions:
       Purchase payments                                  9,598,359        13,963,157       218,717,344       141,315,136
       Transfers between sub-accounts
           and the Company                              (18,081,306)      (30,711,834)     (106,419,539)      (82,681,859)
       Withdrawals                                      (38,877,096)     (110,590,681)      (71,081,740)      (53,622,174)
       Annual contract fee                                 (702,846)         (834,927)         (481,534)         (487,381)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (48,062,889)     (128,174,285)       40,734,531         4,523,722
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (45,017,786)     (131,332,105)       43,230,517         2,584,410

Contract owners' equity at
    beginning of period                                 343,962,856       475,294,961       166,767,661       164,183,251
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 298,945,070     $ 343,962,856     $ 209,998,178     $ 166,767,661
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              13

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               GLOBAL EQUITY--A                      GLOBAL EQUITY--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   3,420,545     $   5,003,489     $     310,477     $     330,060

Expenses:
    Mortality and expense risk
       and administrative charges                         3,874,667         4,086,537           471,602           348,176
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (454,122)          916,952          (161,125)          (18,116)

Net realized gain (loss)                                  1,002,986        (9,201,297)        1,670,243           774,007
Unrealized appreciation (depreciation)
    during the period                                    22,594,519        42,635,201         1,059,405         2,115,672
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              23,143,383        34,350,856         2,568,523         2,871,563

Changes from principal transactions:
       Purchase payments                                  1,747,944         2,219,670         3,009,480         3,694,041
       Transfers between sub-accounts
           and the Company                               (8,302,022)      (12,594,319)        2,923,279         1,197,361
       Withdrawals                                      (36,537,501)      (36,298,600)       (1,795,609)         (565,932)
       Annual contract fee                                 (277,382)         (293,967)          (86,143)          (69,658)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (43,368,961)      (46,967,216)        4,051,007         4,255,812
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (20,225,578)      (12,616,360)        6,619,530         7,127,375

Contract owners' equity at
    beginning of period                                 284,997,296       297,613,656        25,718,815        18,591,440
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 264,771,718     $ 284,997,296     $  32,338,345     $  25,718,815
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              14

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                GLOBAL BOND--A                        GLOBAL BOND--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   7,266,851     $   5,548,225     $   5,639,116     $   2,721,190

Expenses:
    Mortality and expense risk
       and administrative charges                         1,873,802         2,043,565         1,900,150         1,288,545
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              5,393,049         3,504,660         3,738,966         1,432,645

Net realized gain (loss)                                  4,346,918         5,864,095           984,072         1,119,086
Unrealized appreciation (depreciation)
    during the period                                   (20,467,561)        1,503,132       (14,462,945)        5,019,670
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations             (10,727,594)       10,871,887        (9,739,907)        7,571,401

Changes from principal transactions:
       Purchase payments                                    710,171         1,244,259        42,028,227        32,014,647
       Transfers between sub-accounts
           and the Company                                 (640,160)       (4,278,605)        8,187,509         4,951,704
       Withdrawals                                      (16,497,691)      (15,486,145)       (7,912,675)       (3,461,816)
       Annual contract fee                                 (166,333)         (179,387)         (270,597)         (195,225)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (16,594,013)      (18,699,878)       42,032,464        33,309,310
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (27,321,607)       (7,827,991)       32,292,557        40,880,711

Contract owners' equity at
    beginning of period                                 140,322,423       148,150,414       100,105,921        59,225,210
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 113,000,816     $ 140,322,423     $ 132,398,478     $ 100,105,921
                                                      -------------     -------------     -------------     -------------

See accompanying notes.
                                                                              15

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              U.S. GOVERNMENT                        U.S. GOVERNMENT
                                                               SECURITIES--A                          SECURITIES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   7,539,634     $   8,649,281     $   3,564,115     $   4,006,031

Expenses:
    Mortality and expense risk
       and administrative charges                         2,924,597         3,694,745         1,690,896         1,995,785
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              4,615,037         4,954,536         1,873,219         2,010,246

Net realized gain (loss)                                 (1,470,084)        1,102,717          (923,255)       (1,307,329)
Unrealized appreciation (depreciation)
    during the period                                    (3,015,408)       (2,938,053)       (1,112,639)          531,982
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 129,545         3,119,200          (162,675)        1,234,899

Changes from principal transactions:
       Purchase payments                                  2,040,565         2,347,651         5,108,328        22,137,190
       Transfers between sub-accounts
           and the Company                              (22,218,990)      (42,442,252)      (19,903,588)      (19,803,861)
       Withdrawals                                      (31,617,766)      (33,788,763)      (16,203,279)       (9,855,003)
       Annual contract fee                                 (285,878)         (340,625)         (240,646)         (275,439)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (52,082,069)      (74,223,989)      (31,239,185)       (7,797,113)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (51,952,524)      (71,104,789)      (31,401,860)       (6,562,214)

Contract owners' equity at
    beginning of period                                 222,841,593       293,946,382       120,990,121       127,552,335
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 170,889,069     $ 222,841,593     $  89,588,261     $ 120,990,121
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              16

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           DIVERSIFIED BOND--A (1)                DIVERSIFIED BOND--B (1)
                                                      -------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                           2005                2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   6,699,114     $   8,055,056     $  16,318,013     $   2,947,732

Expenses:
    Mortality and expense risk
       and administrative charges                           776,768         2,684,425         1,855,814         2,181,531
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              5,922,346         5,370,631        14,462,199           766,201

Net realized gain (loss)                                 (1,764,228)        1,404,284       (10,805,997)          (19,203)
Unrealized appreciation (depreciation)
    during the period                                    (4,039,919)       (2,881,580)       (4,060,158)        3,775,100
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 118,199         3,893,335          (403,956)        4,522,098

Changes from principal transactions:
       Purchase payments                                    341,511         1,154,156        94,537,729       232,870,993
       Transfers between sub-accounts
           and the Company                             (159,253,774)      (21,733,024)     (388,992,012)       19,258,540
       Withdrawals                                       (7,305,450)      (21,693,979)       (3,306,203)       (3,409,188)
       Annual contract fee                                  (71,565)         (221,132)          (47,262)         (126,844)
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in contract owners'
    equity from principal transactions                 (166,289,278)      (42,493,979)     (297,807,748)      248,593,501
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (166,171,079)      (38,600,644)     (298,211,704)      253,115,599

Contract owners' equity at
    beginning of period                                 166,171,079       204,771,723       298,211,704        45,096,105
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $ 166,171,079     $           0     $ 298,211,704
                                                      =============     =============     =============     =============


----------
(1) On April 29, 2005 Diversified Bond Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.


See accompanying notes.
                                                                              17

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            INCOME & VALUE--A                      INCOME & VALUE--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   7,360,795     $   5,956,940     $   1,668,169     $   1,119,550

Expenses:
    Mortality and expense risk
       and administrative charges                         6,182,140         6,693,996         1,730,927         1,628,749
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,178,655          (737,056)          (62,758)         (509,199)

Net realized gain (loss)                                  6,185,552        (4,786,766)        5,753,554         2,980,947
Unrealized appreciation (depreciation)
    during the period                                     6,320,136        33,588,324        (2,566,410)        3,717,880
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              13,684,343        28,064,502         3,124,386         6,189,628

Changes from principal transactions:
       Purchase payments                                  2,422,857         3,062,635         5,933,616        20,059,191
       Transfers between sub-accounts
           and the Company                              (47,266,074)       54,168,277       (18,515,201)       19,355,228
       Withdrawals                                      (58,014,751)      (54,206,909)       (7,598,936)       (4,219,757)
       Annual contract fee                                 (483,289)         (520,355)         (331,414)         (303,340)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (103,341,257)        2,503,648       (20,511,935)       34,891,322
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (89,656,914)       30,568,150       (17,387,549)       41,080,950

Contract owners' equity at
    beginning of period                                 474,452,585       443,884,435       116,251,461        75,170,511
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 384,795,671     $ 474,452,585     $  98,863,912     $ 116,251,461
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              18

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                    ---------------------------------------------------------------------
                                                            LARGE CAP GROWTH--A                 LARGE CAP GROWTH--B
                                                    ---------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                          2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,882,286     $     837,760     $     475,663     $     152,899

Expenses:
    Mortality and expense risk
       and administrative charges                         3,649,230         4,326,724         1,325,945         1,311,932
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,766,944)       (3,488,964)         (850,282)       (1,159,033)

Net realized gain (loss)                                 (7,389,665)      (17,121,676)        4,308,244         2,250,421
Unrealized appreciation (depreciation)
    during the period                                     5,104,555        32,801,263        (4,944,106)        2,239,473
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              (4,052,054)       12,190,623        (1,486,144)        3,330,861

Changes from principal transactions:
       Purchase payments                                  1,900,250         2,835,599         3,487,205        11,438,214
       Transfers between sub-accounts
           and the Company                              (25,103,352)      (24,841,379)       (5,583,498)       (1,390,434)
       Withdrawals                                      (25,935,007)      (25,155,873)       (4,428,196)       (2,954,871)
       Annual contract fee                                 (543,190)         (631,595)         (283,839)         (268,429)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (49,681,299)      (47,793,248)       (6,808,328)        6,824,480
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (53,733,353)      (35,602,625)       (8,294,472)       10,155,341

Contract owners' equity at
    beginning of period                                 281,827,991       317,430,616        86,234,800        76,079,459
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 228,094,638     $ 281,827,991     $  77,940,328     $  86,234,800
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              19

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               EQUITY-INCOME--A                  EQUITY-INCOME--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  35,662,499     $  18,843,481     $  11,696,485     $   4,643,519

Expenses:
    Mortality and expense risk
       and administrative charges                        10,738,865        11,109,445         4,345,491         3,400,649
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             24,923,634         7,734,036         7,350,994         1,242,870

Net realized gain (loss)                                 13,086,345        (1,176,839)        8,041,390         3,348,832
Unrealized appreciation (depreciation)
    during the period                                   (21,569,316)       86,152,763        (9,789,928)       22,708,763
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              16,440,663        92,709,960         5,602,456        27,300,465

Changes from principal transactions:
       Purchase payments                                  4,682,794         5,476,953        31,358,173        57,414,614
       Transfers between sub-accounts
           and the Company                              (15,001,877)      (10,230,029)       (3,490,468)        9,158,601
       Withdrawals                                      (95,162,294)      (83,472,308)      (16,603,540)       (7,197,000)
       Annual contract fee                               (1,035,620)       (1,057,647)         (761,239)         (625,520)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (106,516,997)      (89,283,031)       10,502,926        58,750,695
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (90,076,334)        3,426,929        16,105,382        86,051,160

Contract owners' equity at
    beginning of period                                 776,477,272       773,050,343       254,336,496       168,285,336
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 686,400,938     $ 776,477,272     $ 270,441,878     $ 254,336,496
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              20

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             STRATEGIC BOND--A                    STRATEGIC BOND--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   4,833,804     $   7,155,397     $   1,770,406     $   1,762,081

Expenses:
    Mortality and expense risk
       and administrative charges                         2,464,677         2,752,455         1,444,597           908,792
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,369,127         4,402,942           325,809           853,289

Net realized gain (loss)                                  4,615,474         4,947,014           675,444           620,022
Unrealized appreciation (depreciation)
    during the period                                    (5,180,510)         (634,285)         (325,083)        1,486,191
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,804,091         8,715,671           676,170         2,959,502

Changes from principal transactions:
       Purchase payments                                    610,699           918,764        29,638,689        35,119,732
       Transfers between sub-accounts
           and the Company                                2,419,852       (12,904,288)        1,427,655          (859,724)
       Withdrawals                                      (27,922,743)      (23,052,231)       (6,150,060)       (2,382,211)
       Annual contract fee                                 (179,801)         (191,160)         (150,111)         (120,842)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (25,071,993)      (35,228,915)       24,766,173        31,756,955
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (23,267,902)      (26,513,244)       25,442,343        34,716,457

Contract owners' equity at
    beginning of period                                 177,271,923       203,785,167        74,721,122        40,004,665
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 154,004,021     $ 177,271,923     $ 100,163,465     $  74,721,122
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              21

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               OVERSEAS--A (2)                        OVERSEAS--B (2)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     651,236     $     679,799     $           0     $     101,912

Expenses:
    Mortality and expense risk
       and administrative charges                           794,119         2,566,748           204,425           526,751
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (142,883)       (1,886,949)         (204,425)         (424,839)

Net realized gain (loss)                                 33,069,187         1,456,432         5,981,728         1,527,734
Unrealized appreciation (depreciation)
    during the period                                   (38,323,078)       16,751,425        (7,061,645)        2,193,148
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              (5,396,774)       16,320,908        (1,284,342)        3,296,043

Changes from principal transactions:
       Purchase payments                                    568,576         1,938,217         1,200,103         9,110,784
       Transfers between sub-accounts
           and the Company                             (164,575,712)       (6,760,313)      (38,714,621)        4,660,984
       Withdrawals                                       (6,243,787)      (17,918,733)         (442,851)       (1,109,596)
       Annual contract fee                                  (93,352)         (287,634)          (40,483)         (102,749)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (170,344,275)      (23,028,463)      (37,997,852)       12,559,423
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (175,741,049)       (6,707,555)      (39,282,194)       15,855,466

Contract owners' equity at
    beginning of period                                 175,741,049       182,448,604        39,282,194        23,426,728
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $ 175,741,049     $           0     $  39,282,194
                                                      =============     =============     =============     =============


----------

(2) On April 29, 2005 Overseas Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

See accompanying notes.
                                                                              22

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               ALL CAP CORE--A                        ALL CAP CORE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,346,086     $     870,339     $      73,026     $      37,685

Expenses:
    Mortality and expense risk
       and administrative charges                         2,482,916         2,760,879           175,596           168,421
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,136,830)       (1,890,540)         (102,570)         (130,736)

Net realized gain (loss)                                 (3,738,100)      (19,448,380)        1,173,897           782,305
Unrealized appreciation (depreciation)
    during the period                                    16,523,971        46,808,580          (374,765)          793,417
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              11,649,041        25,469,660           696,562         1,444,986

Changes from principal transactions:
       Purchase payments                                  1,282,934         1,664,773           709,654         1,958,322
       Transfers between sub-accounts
           and the Company                              (17,507,113)      (17,777,495)       (2,602,237)         (395,508)
       Withdrawals                                      (19,956,414)      (18,671,802)         (888,572)         (491,816)
       Annual contract fee                                 (308,363)         (339,746)          (37,025)          (32,434)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (36,488,956)      (35,124,270)       (2,818,180)        1,038,564
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (24,839,915)       (9,654,610)       (2,121,618)        2,483,550

Contract owners' equity at
    beginning of period                                 188,096,633       197,751,243        12,196,406         9,712,856
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 163,256,718     $ 188,096,633     $  10,074,788     $  12,196,406
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              23

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              ALL CAP GROWTH--A                      ALL CAP GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         3,685,286         4,418,498           485,602           509,530
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (3,685,286)       (4,418,498)         (485,602)         (509,530)

Net realized gain (loss)                                (19,281,511)      (35,556,209)        2,381,160           968,165
Unrealized appreciation (depreciation)
    during the period                                    39,098,799        53,069,115           (73,687)        1,001,373
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              16,132,002        13,094,408         1,821,871         1,460,008

Changes from principal transactions:
       Purchase payments                                  1,817,921         2,842,575         1,624,562         5,949,690
       Transfers between sub-accounts
           and the Company                              (35,319,184)      (30,908,008)       (6,687,363)       (1,774,835)
       Withdrawals                                      (29,886,790)      (28,004,622)       (1,769,552)       (1,106,638)
       Annual contract fee                                 (490,584)         (570,833)         (113,113)         (107,089)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (63,878,637)      (56,640,888)       (6,945,466)        2,961,128
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (47,746,635)      (43,546,480)       (5,123,595)        4,421,136

Contract owners' equity at
    beginning of period                                 288,471,848       332,018,328        34,155,285        29,734,149
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 240,725,213     $ 288,471,848     $  29,031,690     $  34,155,285
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              24

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         INTERNATIONAL SMALL CAP--A          INTERNATIONAL SMALL CAP--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,094,368     $     145,113     $     105,342     $      31,485

Expenses:
    Mortality and expense risk
       and administrative charges                         1,719,666         1,680,208           683,968           507,932
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (625,298)       (1,535,095)         (578,626)         (476,447)

Net realized gain (loss)                                  8,262,850         1,051,581         4,142,832         3,002,539
Unrealized appreciation (depreciation)
    during the period                                     1,739,820        20,209,002          (496,542)        2,744,806
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               9,377,372        19,725,488         3,067,664         5,270,898

Changes from principal transactions:
       Purchase payments                                    773,011         1,459,239         3,599,620        10,102,892
       Transfers between sub-accounts
           and the Company                               (6,111,229)          161,598          (739,428)        3,045,978
       Withdrawals                                      (13,768,865)      (10,141,072)       (2,295,917)       (1,429,792)
       Annual contract fee                                 (242,336)         (230,731)         (141,105)          (86,755)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (19,349,419)       (8,750,966)          423,170        11,632,323
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (9,972,047)       10,974,522         3,490,834        16,903,221

Contract owners' equity at
    beginning of period                                 122,054,896       111,080,374        38,395,531        21,492,310
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 112,082,849     $ 122,054,896     $  41,886,365     $  38,395,531
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              25

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                 PACIFIC RIM                          PACIFIC RIM
                                                             EMERGING MARKETS--A                 EMERGING MARKETS--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     409,890     $     204,783     $     200,757     $      95,875

Expenses:
    Mortality and expense risk
       and administrative charges                           695,560           655,986           484,080           379,972
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (285,670)         (451,203)         (283,323)         (284,097)

Net realized gain (loss)                                  3,627,096         3,858,529         1,997,069         1,888,464
Unrealized appreciation (depreciation)
    during the period                                     7,546,785         2,145,200         5,321,087           910,332
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              10,888,211         5,552,526         7,034,833         2,514,699

Changes from principal transactions:
       Purchase payments                                    293,761           688,095         2,649,464         5,342,793
       Transfers between sub-accounts
           and the Company                               11,108,303         1,564,895        13,779,896         1,031,680
       Withdrawals                                       (4,197,076)       (3,944,502)       (2,548,726)       (1,079,499)
       Annual contract fee                                 (112,318)         (107,404)         (106,462)          (70,585)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    7,092,670        (1,798,916)       13,774,172         5,224,389
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              17,980,881         3,753,610        20,809,005         7,739,088

Contract owners' equity at
    beginning of period                                  45,152,268        41,398,658        26,155,337        18,416,249
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  63,133,149     $  45,152,268     $  46,964,342     $  26,155,337
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              26

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           SCIENCE & TECHNOLOGY--A            SCIENCE & TECHNOLOGY--B
                                                      -------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                           2005                2004           2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         3,965,653         4,846,555           920,232           975,714
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (3,965,653)       (4,846,555)         (920,232)         (975,714)

Net realized gain (loss)                                (46,954,540)      (94,775,015)        3,353,855         4,304,435
Unrealized appreciation (depreciation)
    during the period                                    50,424,004        94,155,830        (2,642,180)       (4,220,578)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (496,189)       (5,465,740)         (208,557)         (891,857)

Changes from principal transactions:
       Purchase payments                                  3,595,204         5,446,491         3,187,100        13,726,079
       Transfers between sub-accounts
           and the Company                              (34,727,667)      (34,824,023)       (6,529,940)       (7,380,689)
       Withdrawals                                      (27,429,545)      (26,407,102)       (3,587,720)       (2,387,630)
       Annual contract fee                                 (757,214)         (879,264)         (224,325)         (205,031)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (59,319,222)      (56,663,898)       (7,154,885)        3,752,729
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (59,815,411)      (62,129,638)       (7,363,442)        2,860,872

Contract owners' equity at
    beginning of period                                 313,708,595       375,838,233        63,237,515        60,376,643
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 253,893,184     $ 313,708,595     $  55,874,073     $  63,237,515
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              27

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                   EMERGING                              EMERGING
                                                               SMALL COMPANY--A                      SMALL COMPANY--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         1,963,263         2,286,963         1,057,654         1,009,592
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,963,263)       (2,286,963)       (1,057,654)       (1,009,592)

Net realized gain (loss)                                  3,360,899        (6,253,271)        4,744,275         5,001,014
Unrealized appreciation (depreciation)
    during the period                                     2,198,014        21,810,677        (1,953,420)        1,120,121
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,595,650        13,270,443         1,733,201         5,111,543

Changes from principal transactions:
       Purchase payments                                  1,264,698         2,182,819         4,151,329        13,233,215
       Transfers between sub-accounts
           and the Company                              (17,377,694)      (16,445,950)       (3,206,973)       (6,891,718)
       Withdrawals                                      (13,788,787)      (13,658,469)       (2,963,373)       (2,304,961)
       Annual contract fee                                 (307,528)         (350,581)         (224,479)         (202,718)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (30,209,311)      (28,272,181)       (2,243,496)        3,833,818
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (26,613,661)      (15,001,738)         (510,294)        8,945,361

Contract owners' equity at
    beginning of period                                 151,845,762       166,847,500        66,352,895        57,407,534
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 125,232,101     $ 151,845,762     $  65,842,600     $  66,352,895
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              28

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          AGGRESSIVE GROWTH--A (3)            AGGRESSIVE GROWTH--B (3)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           746,506         2,561,187           191,753           577,079
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (746,506)       (2,561,187)         (191,753)         (577,079)

Net realized gain (loss)                                 11,817,809       (12,992,003)        4,815,931         2,103,361
Unrealized appreciation (depreciation)
    during the period                                   (22,375,976)       27,520,920        (7,322,487)          966,033
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations             (11,304,673)       11,967,730        (2,698,309)        2,492,315

Changes from principal transactions:
       Purchase payments                                    483,983         2,130,350           575,937         6,372,053
       Transfers between sub-accounts
           and the Company                             (151,758,422)      (25,138,407)      (35,219,541)       (3,090,888)
       Withdrawals                                       (5,120,832)      (13,197,591)         (429,691)       (1,360,549)

       Annual contract fee                                 (126,193)         (424,915)          (34,347)         (124,046)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (156,521,464)      (36,630,563)      (35,107,642)        1,796,570
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (167,826,137)      (24,662,833)      (37,805,951)        4,288,885

Contract owners' equity at
    beginning of period                                 167,826,137       192,488,970        37,805,951        33,517,066
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $ 167,826,137     $           0     $  37,805,951
                                                      =============     =============     =============     =============

----------

(3) On April 29, 2005 Aggressive Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

See accompanying notes.
                                                                              29

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           INTERNATIONAL STOCK--A             INTERNATIONAL STOCK--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     663,963     $     724,237     $           0     $     207,512

Expenses:
    Mortality and expense risk
       and administrative charges                         1,236,525         1,275,829           462,256           427,954
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (572,562)         (551,592)         (462,256)         (220,442)

Net realized gain (loss)                                  2,676,978        (2,524,655)        3,543,839         1,449,094
Unrealized appreciation (depreciation)
    during the period                                     8,803,477        14,271,987           677,145         2,135,653
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              10,907,893        11,195,740         3,758,728         3,364,305

Changes from principal transactions:
       Purchase payments                                    487,280           707,813         1,247,889         3,178,964
       Transfers between sub-accounts
           and the Company                               (3,937,129)       (6,422,171)         (409,567)         (305,076)
       Withdrawals                                      (10,886,522)       (6,568,124)       (2,114,299)       (1,398,471)
       Annual contract fee                                 (162,096)         (170,225)          (88,949)          (75,469)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (14,498,467)      (12,452,707)       (1,364,926)        1,399,948
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (3,590,574)       (1,256,967)        2,393,802         4,764,253

Contract owners' equity at
    beginning of period                                  88,925,906        90,182,873        29,061,514        24,297,261
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  85,335,332     $  88,925,906     $  31,455,316     $  29,061,514
                                                      =============     =============     =============     =============


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                  VALUE--A                             VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,116,742     $   1,131,321     $     164,384     $     167,809

Expenses:
    Mortality and expense risk
       and administrative charges                         2,689,961         3,024,771           643,140           590,388
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,573,219)       (1,893,450)         (478,756)         (422,579)

Net realized gain (loss)                                 14,018,708         3,302,608         4,794,584         3,122,705
Unrealized appreciation (depreciation)
    during the period                                     5,979,127        24,019,026          (297,809)        2,085,967
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in
    contract owners' equity from operations              18,424,616        25,428,184         4,018,019         4,786,093

Changes from principal transactions:
       Purchase payments                                  2,337,873         1,962,734         3,466,458         8,787,835
       Transfers between sub-accounts
           and the Company                              (34,249,933)       11,907,562        (8,313,445)        6,716,846
       Withdrawals                                      (23,597,596)      (21,725,265)       (2,154,342)       (1,845,037)
       Annual contract fee                                 (318,735)         (340,502)         (130,292)         (110,259)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (55,828,391)       (8,195,471)       (7,131,621)       13,549,385
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (37,403,775)       17,232,713        (3,113,602)       18,335,478

Contract owners' equity at
    beginning of period                                 215,368,579       198,135,866        45,452,011        27,116,533
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 177,964,804     $ 215,368,579     $  42,338,409     $  45,452,011
                                                      =============     =============     =============     =============

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         REAL ESTATE SECURITIES--A          REAL ESTATE SECURITIES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  26,060,575     $   3,567,159     $  18,934,842     $   2,147,414

Expenses:
    Mortality and expense risk
       and administrative charges                         2,434,291         2,188,856         1,992,064         1,556,913
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             23,626,284         1,378,303        16,942,778           590,501

Net realized gain (loss)                                 17,565,281        10,991,777        12,988,108         6,612,449
Unrealized appreciation (depreciation)
    during the period                                   (26,555,694)       26,469,409       (18,751,060)       19,086,448
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              14,635,871        38,839,489        11,179,826        26,289,398

Changes from principal transactions:
       Purchase payments                                  1,362,457         1,649,708        10,406,627        20,641,567
       Transfers between sub-accounts
           and the Company                              (14,852,274)        4,865,331       (16,159,128)        6,948,027
       Withdrawals                                      (19,943,480)      (11,883,707)       (9,155,058)       (3,763,797)
       Annual contract fee                                 (297,721)         (272,772)         (407,935)         (305,667)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (33,731,018)       (5,641,440)      (15,315,494)       23,520,130
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (19,095,147)       33,198,049        (4,135,668)       49,809,528

Contract owners' equity at
    beginning of period                                 173,848,215       140,650,166       123,210,478        73,400,950
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 154,753,068     $ 173,848,215     $ 119,074,810     $ 123,210,478
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              32

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                HIGH YIELD--A                          HIGH YIELD--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   7,987,982     $   9,595,122     $   4,463,670     $   5,258,527

Expenses:
    Mortality and expense risk
       and administrative charges                         2,249,688         2,765,655         1,711,205         1,748,350
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              5,738,294         6,829,467         2,752,465         3,510,177

Net realized gain (loss)                                 10,735,797        11,479,509         5,392,235         3,308,400
Unrealized appreciation (depreciation)
    during the period                                   (13,652,856)       (3,123,331)       (6,281,628)        2,327,352
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,821,235        15,185,645         1,863,072         9,145,929

Changes from principal transactions:
       Purchase payments                                    784,689         1,760,333         8,034,089        21,843,092
       Transfers between sub-accounts
           and the Company                              (35,031,174)      (25,991,393)      (25,920,103)       (3,281,661)
       Withdrawals                                      (20,157,515)      (22,081,654)       (6,847,864)       (5,054,964)
       Annual contract fee                                 (232,722)         (280,445)         (296,452)         (272,620)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (54,636,722)      (46,593,159)      (25,030,330)       13,233,847
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (51,815,487)      (31,407,514)      (23,167,258)       22,379,776

Contract owners' equity at
    beginning of period                                 186,557,167       217,964,681       120,179,449        97,799,673
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 134,741,680     $ 186,557,167     $  97,012,191     $ 120,179,449
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              33

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        LIFESTYLE AGGRESSIVE 1000--A      LIFESTYLE AGGRESSIVE 1000--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                          2005              2004               2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   5,749,879     $   1,055,814     $   8,465,774     $   1,375,396

Expenses:
    Mortality and expense risk
       and administrative charges                         2,556,305         2,155,282         4,247,406         3,232,613
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              3,193,574        (1,099,468)        4,218,368        (1,857,217)

Net realized gain (loss)                                  5,388,305        (3,471,099)       11,526,948         4,019,054
Unrealized appreciation (depreciation)
    during the period                                     6,327,184        24,822,295         6,563,487        26,292,983
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              14,909,063        20,251,728        22,308,803        28,454,820

Changes from principal transactions:
       Purchase payments                                  2,959,495         2,537,571        18,983,534        71,576,234
       Transfers between sub-accounts
           and the Company                               17,377,258        25,482,547         4,730,603        18,059,242
       Withdrawals                                      (21,333,059)       (8,294,947)      (15,170,609)       (3,676,512)
       Annual contract fee                                 (465,899)         (384,039)       (1,024,453)         (638,476)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,462,205)       19,341,132         7,519,075        85,320,488
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              13,446,858        39,592,860        29,827,878       113,775,308

Contract owners' equity at
    beginning of period                                 168,005,389       128,412,529       247,350,540       133,575,232
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 181,452,247     $ 168,005,389     $ 277,178,418     $ 247,350,540
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              34

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         LIFESTYLE GROWTH 820--A              LIFESTYLE GROWTH 820--B
                                                      -------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                          2005              2004               2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  23,848,564     $   8,387,539     $  81,226,702     $  11,897,950

Expenses:
    Mortality and expense risk
       and administrative charges                        10,826,021         9,205,288        48,223,345        18,874,291
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             13,022,543          (817,749)       33,003,357        (6,976,341)

Net realized gain (loss)                                  6,218,379        (4,085,461)        7,082,432         6,324,660
Unrealized appreciation (depreciation)
    during the period                                    31,427,440        81,565,398       195,410,229       185,442,443
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              50,668,362        76,662,188       235,496,018       184,790,762

Changes from principal transactions:
       Purchase payments                                  7,628,490         9,556,060     2,139,713,749     1,044,517,302
       Transfers between sub-accounts
           and the Company                              111,862,452        71,671,760       303,861,956       149,977,280
       Withdrawals                                      (72,932,355)      (42,848,736)     (107,271,120)      (27,443,293)
       Annual contract fee                               (1,620,665)       (1,425,011)       (4,273,275)       (2,829,554)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   44,937,922        36,954,073     2,332,031,310     1,164,221,735
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              95,606,284       113,616,261     2,567,527,328     1,349,012,497

Contract owners' equity at
    beginning of period                                 684,441,205       570,824,944     1,952,965,179       603,952,682
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 780,047,489     $ 684,441,205     $4,520,492,507    $1,952,965,179
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              35

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         LIFESTYLE BALANCED 640--A           LIFESTYLE BALANCED 640--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005             2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  45,456,745     $  15,500,433     $ 130,649,178     $  20,179,846

Expenses:
    Mortality and expense risk
       and administrative charges                        12,828,297        10,821,154        47,349,117        19,627,008
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             32,628,448         4,679,279        83,300,061           552,838

Net realized gain (loss)                                 11,009,247          (748,524)        9,530,586         3,980,224
Unrealized appreciation (depreciation)
    during the period                                     1,630,133        77,386,336        81,523,889       164,305,597
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              45,267,828        81,317,091       174,354,536       168,838,659

Changes from principal transactions:
       Purchase payments                                  5,577,327         7,563,784     1,914,102,530       954,046,625
       Transfers between sub-accounts
           and the Company                              157,923,447       101,995,847       257,090,469       175,009,431
       Withdrawals                                     (102,523,681)      (61,353,711)     (120,254,690)      (39,900,812)
       Annual contract fee                               (1,633,463)       (1,405,978)       (4,089,247)       (2,844,790)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   59,343,630        46,799,942     2,046,849,062     1,086,310,454
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             104,611,458       128,117,033     2,221,203,598     1,255,149,113

Contract owners' equity at
    beginning of period                                 790,210,061       662,093,028     1,929,169,904       674,020,791
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 894,821,519     $ 790,210,061     $4,150,373,502    $1,929,169,904
                                                      =============     =============     ==============    ==============

See accompanying notes.
                                                                              36

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        LIFESTYLE MODERATE 460--A            LIFESTYLE MODERATE 460--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  19,233,303     $   7,377,450     $  46,384,661     $   8,774,152

Expenses:
    Mortality and expense risk
       and administrative charges                         4,241,520         3,963,321        12,425,644         6,286,331
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             14,991,783         3,414,129        33,959,017         2,487,821

Net realized gain (loss)                                  5,716,780         1,901,190         4,194,249         5,366,867
Unrealized appreciation (depreciation)
    during the period                                   (13,215,627)       17,972,490       (15,685,079)       34,175,177
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               7,492,936        23,287,809        22,468,187        42,029,865

Changes from principal transactions:
       Purchase payments                                  2,760,998         2,666,614       410,956,889       262,159,632
       Transfers between sub-accounts
           and the Company                               42,018,548        14,763,085        35,482,798        19,943,493
       Withdrawals                                      (36,697,644)      (26,634,204)      (42,956,869)      (14,986,723)
       Annual contract fee                                 (453,293)         (432,000)       (1,160,100)         (946,794)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    7,628,609        (9,636,505)      402,322,718       266,169,608
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              15,121,545        13,651,304       424,790,905       308,199,473

Contract owners' equity at
    beginning of period                                 270,985,951       257,334,647       566,888,895       258,689,422
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 286,107,496     $ 270,985,951     $ 991,679,800     $ 566,888,895
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              37

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                       LIFESTYLE CONSERVATIVE 280--A       LIFESTYLE CONSERVATIVE 280--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  12,141,430     $   6,090,105     $  22,927,128     $   6,422,963

Expenses:
    Mortality and expense risk
       and administrative charges                         2,381,069         2,342,011         5,194,365         3,084,340
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              9,760,361         3,748,094        17,732,763         3,338,623

Net realized gain (loss)                                  3,125,379         3,372,502         1,913,424         3,365,932
Unrealized appreciation (depreciation)
    during the period                                   (11,256,047)        3,638,101       (15,174,832)        7,677,702
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,629,693        10,758,697         4,471,355        14,382,257

Changes from principal transactions:
       Purchase payments                                  1,541,567         1,390,487       131,842,080       118,501,195
       Transfers between sub-accounts
           and the Company                                9,769,496        20,036,920         3,757,788         2,078,867
       Withdrawals                                      (22,728,624)      (16,971,168)      (24,271,975)      (15,200,395)
       Annual contract fee                                 (232,031)         (206,439)         (440,395)         (388,941)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (11,649,592)        4,249,800       110,887,498       104,990,726
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (10,019,899)       15,008,497       115,358,853       119,372,983

Contract owners' equity at
    beginning of period                                 162,553,865       147,545,368       253,058,842       133,685,859
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 152,533,966     $ 162,553,865     $ 368,417,695     $ 253,058,842
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              38

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SMALL COMPANY VALUE--A                SMALL COMPANY VALUE--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   4,873,308     $   3,454,834     $   3,085,285     $   1,886,532

Expenses:
    Mortality and expense risk
       and administrative charges                         3,708,270         3,821,813         2,973,727         2,539,481
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,165,038          (366,979)          111,558          (652,949)

Net realized gain (loss)                                 25,965,180        11,981,406        14,902,061         6,411,246
Unrealized appreciation (depreciation)
    during the period                                   (15,926,817)       41,898,006        (6,315,219)       27,123,436
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              11,203,401        53,512,433         8,698,400        32,881,733

Changes from principal transactions:
       Purchase payments                                  1,946,751         2,595,410        11,076,217        31,179,044
       Transfers between sub-accounts
           and the Company                              (34,905,824)        5,022,984       (18,978,855)       11,057,445
       Withdrawals                                      (29,083,579)      (20,765,387)      (11,657,599)       (5,013,752)
       Annual contract fee                                 (527,653)         (540,261)         (643,817)         (520,121)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (62,570,305)      (13,687,254)      (20,204,054)       36,702,616
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (51,366,904)       39,825,179       (11,505,654)       69,584,349

Contract owners' equity at
    beginning of period                                 281,352,571       241,527,392       189,901,972       120,317,623
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 229,985,667     $ 281,352,571     $ 178,396,318     $ 189,901,972
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              39

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           INTERNATIONAL VALUE--A              INTERNATIONAL VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   4,128,230     $   1,913,463     $   3,083,546     $   1,350,668

Expenses:
    Mortality and expense risk
       and administrative charges                         4,195,168         2,283,289         2,869,211         1,957,893
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (66,938)         (369,826)          214,335          (607,225)

Net realized gain (loss)                                 21,027,415         5,332,180        16,418,371         4,426,298
Unrealized appreciation (depreciation)
    during the period                                    10,659,162        23,203,100          (582,638)       18,911,749
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              31,619,639        28,165,454        16,050,068        22,730,822

Changes from principal transactions:
       Purchase payments                                  1,935,683         1,610,621        12,148,702        27,100,413
       Transfers between sub-accounts
           and the Company                              159,930,078        17,721,865        28,484,556        11,046,214
       Withdrawals                                      (32,768,789)      (11,378,451)      (11,141,684)       (3,492,765)
       Annual contract fee                                 (518,423)         (295,589)         (595,565)         (374,686)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  128,578,549         7,658,446        28,896,009        34,279,176
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             160,198,188        35,823,900        44,946,077        57,009,998

Contract owners' equity at
    beginning of period                                 175,678,017       139,854,117       149,392,204        92,382,206
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 335,876,205     $ 175,678,017     $ 194,338,281     $ 149,392,204
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              40

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SMALL COMPANY BLEND--A (4)           SMALL COMPANY BLEND--B (4)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           480,495         1,648,452           339,595           994,340
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (480,495)       (1,648,452)         (339,595)         (994,340)

Net realized gain (loss)                                  5,346,677         1,645,748         4,476,744         2,631,426
Unrealized appreciation (depreciation)
    during the period                                   (17,445,105)        5,049,423       (12,332,793)        1,589,031
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations             (12,578,923)        5,046,719        (8,195,644)        3,226,117

Changes from principal transactions:
       Purchase payments                                    268,827         1,531,687         1,810,843        14,962,699
       Transfers between sub-accounts
           and the Company                              (92,868,361)      (11,140,559)      (60,519,494)       (4,080,841)
       Withdrawals                                       (2,783,300)       (8,889,364)         (845,542)       (1,781,798)

       Annual contract fee                                  (74,737)         (242,967)          (66,928)         (201,932)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (95,457,571)      (18,741,203)      (59,621,121)        8,898,128
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (108,036,494)      (13,694,484)      (67,816,765)       12,124,245

Contract owners' equity at
    beginning of period                                 108,036,494       121,730,978        67,816,765        55,692,520
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $ 108,036,494     $           0     $  67,816,765
                                                      =============     =============     =============     =============

----------

(4) On April 29, 2005 Small Company Blend Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.


See accompanying notes.
                                                                              41

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               TOTAL RETURN--A                     TOTAL RETURN--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  18,206,615     $  22,619,246     $  11,743,900     $  13,094,253

Expenses:
    Mortality and expense risk
       and administrative charges                         5,581,589         6,603,269         4,283,661         4,352,368
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             12,625,026        16,015,977         7,460,239         8,741,885

Net realized gain (loss)                                  1,322,798         1,503,673        (1,693,713)         (479,165)
Unrealized appreciation (depreciation)
    during the period                                   (10,461,667)       (3,516,059)       (4,226,629)         (480,238)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,486,157        14,003,591         1,539,897         7,782,482

Changes from principal transactions:
       Purchase payments                                  2,143,006         3,509,272        16,482,812        41,192,750
       Transfers between sub-accounts
           and the Company                              (16,006,705)      (67,051,803)       (9,720,519)      (28,901,694)
       Withdrawals                                      (48,857,424)      (41,727,579)      (25,942,681)      (11,714,123)
       Annual contract fee                                 (704,185)         (807,482)         (721,408)         (689,174)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (63,425,308)     (106,077,592)      (19,901,796)         (112,241)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (59,939,151)      (92,074,001)      (18,361,899)        7,670,241

Contract owners' equity at
    beginning of period                                 400,929,322       493,003,323       268,445,615       260,775,374
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 340,990,171     $ 400,929,322     $ 250,083,716     $ 268,445,615
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              42

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             U.S. LARGE CAP--A                    U.S. LARGE CAP--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,514,902     $     952,969     $     141,599     $     280,125

Expenses:
    Mortality and expense risk
       and administrative charges                         5,070,783         5,257,114         1,916,955         1,880,305
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (3,555,881)       (4,304,145)       (1,775,356)       (1,600,180)

Net realized gain (loss)                                 10,456,580         3,383,418         8,573,327         4,257,461
Unrealized appreciation (depreciation)
    during the period                                     5,610,939        29,292,165        (2,599,918)        5,889,779
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              12,511,638        28,371,438         4,198,053         8,547,060

Changes from principal transactions:
       Purchase payments                                  2,971,209         3,225,531         3,688,788        17,989,184
       Transfers between sub-accounts
           and the Company                              (40,179,577)       90,458,149       (12,939,139)        5,458,933
       Withdrawals                                      (37,080,371)      (26,104,765)       (7,398,632)       (3,128,333)
       Annual contract fee                                 (711,987)         (706,023)         (424,617)         (392,688)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (75,000,726)       66,872,892       (17,073,600)       19,927,096
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (62,489,088)       95,244,330       (12,875,547)       28,474,156

Contract owners' equity at
    beginning of period                                 384,683,004       289,438,674       127,668,373        99,194,217
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 322,193,916     $ 384,683,004     $ 114,792,826     $ 127,668,373
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              43

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              MID CAP STOCK--A                    MID CAP STOCK--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   5,985,964     $           0     $   3,960,950     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         3,901,342         2,417,327         2,184,398         1,586,820
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,084,622        (2,417,327)        1,776,552        (1,586,820)

Net realized gain (loss)                                 17,301,171         6,357,358        10,462,243         6,674,526
Unrealized appreciation (depreciation)
    during the period                                    34,081,013        20,971,029         9,296,920         9,730,840
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              53,466,806        24,911,060        21,535,715        14,818,546

Changes from principal transactions:
       Purchase payments                                  2,047,318         1,822,136         8,001,240        22,856,897
       Transfers between sub-accounts
           and the Company                              126,207,018         8,819,185        26,307,727          (299,970)
       Withdrawals                                      (28,310,070)      (12,892,187)       (7,394,316)       (2,979,533)
       Annual contract fee                                 (626,059)         (364,386)         (490,103)         (307,979)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   99,318,207        (2,615,252)       26,424,548        19,269,415
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             152,785,013        22,295,808        47,960,263        34,087,961

Contract owners' equity at
    beginning of period                                 173,918,238       151,622,430       111,075,900        76,987,939
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 326,703,252     $ 173,918,238     $ 159,036,163     $ 111,075,900
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              44

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            GLOBAL ALLOCATION--A               GLOBAL ALLOCATION--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     594,045     $     575,918     $     520,035     $     226,056

Expenses:
    Mortality and expense risk
       and administrative charges                           934,949           851,745         1,190,664           467,251
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (340,904)         (275,827)         (670,629)         (241,195)

Net realized gain (loss)                                    984,632          (400,930)        1,385,276           596,076
Unrealized appreciation (depreciation)
    during the period                                     2,156,763         6,750,613         3,307,204         3,582,161
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,800,491         6,073,856         4,021,851         3,937,042

Changes from principal transactions:
       Purchase payments                                    464,837           788,402        47,951,198        19,473,550
       Transfers between sub-accounts
           and the Company                                2,988,113         4,972,506         8,666,805         7,305,346
       Withdrawals                                       (4,849,284)       (4,730,926)       (2,644,889)         (667,172)
       Annual contract fee                                 (163,925)         (153,859)         (117,564)          (85,704)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,560,259)          876,123        53,855,550        26,026,020
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               1,240,232         6,949,979        57,877,401        29,963,062

Contract owners' equity at
    beginning of period                                  60,918,382        53,968,403        47,200,628        17,237,566
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  62,158,614     $  60,918,382     $ 105,078,029     $  47,200,628
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              45

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             DYNAMIC GROWTH--A                    DYNAMIC GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         1,448,089         1,507,623           630,945           573,965
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,448,089)       (1,507,623)         (630,945)         (573,965)

Net realized gain (loss)                                  5,639,486        (1,445,720)        4,006,875         1,796,486
Unrealized appreciation (depreciation)
    during the period                                     5,535,651        10,278,154           558,784         1,483,767
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               9,727,048         7,324,811         3,934,714         2,706,288

Changes from principal transactions:
       Purchase payments                                    798,781         2,077,587         1,249,889         2,526,488
       Transfers between sub-accounts
           and the Company                               (5,265,903)      (12,838,852)          835,479        (4,776,363)
       Withdrawals                                       (8,900,791)       (7,174,748)       (3,128,401)       (1,536,290)
       Annual contract fee                                 (295,084)         (306,810)         (138,721)         (121,786)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (13,662,997)      (18,242,823)       (1,181,754)       (3,907,951)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (3,935,949)      (10,918,012)        2,752,960        (1,201,663)

Contract owners' equity at
    beginning of period                                  99,374,662       110,292,674        37,343,494        38,545,157
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  95,438,713     $  99,374,662     $  40,096,454     $  37,343,494
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              46

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        TOTAL STOCK MARKET INDEX--A          TOTAL STOCK MARKET INDEX--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     374,515     $     231,423     $     273,846     $     158,160

Expenses:
    Mortality and expense risk
       and administrative charges                           495,015           552,060           506,384           458,601
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (120,500)         (320,637)         (232,538)         (300,441)

Net realized gain (loss)                                  1,591,602           350,282         1,965,138         1,622,438
Unrealized appreciation (depreciation)
    during the period                                      (323,932)        3,170,431          (582,598)        1,038,229
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,147,170         3,200,076         1,150,002         2,360,226

Changes from principal transactions:
       Purchase payments                                    338,689           372,188         2,231,648         6,676,926
       Transfers between sub-accounts
           and the Company                               (3,039,904)       (1,878,367)         (781,823)       (3,449,537)
       Withdrawals                                       (3,448,877)       (1,853,160)       (1,611,011)         (898,440)
       Annual contract fee                                  (64,542)          (70,749)         (112,214)          (86,587)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (6,214,634)       (3,430,088)         (273,400)        2,242,362
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (5,067,464)         (230,012)          876,602         4,602,588

Contract owners' equity at
    beginning of period                                  36,423,823        36,653,835        30,418,333        25,815,745
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  31,356,359     $  36,423,823     $  31,294,935     $  30,418,333
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              47

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               500 INDEX--A                         500 INDEX--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,727,457     $   1,768,446     $   1,646,881     $     931,637

Expenses:
    Mortality and expense risk
       and administrative charges                         2,547,180         2,828,663         1,922,798         1,885,747
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                180,277        (1,060,217)         (275,917)         (954,110)

Net realized gain (loss)                                 10,136,926         2,528,611         8,597,479         3,275,621
Unrealized appreciation (depreciation)
    during the period                                    (6,376,543)       13,584,442        (5,831,638)        7,055,885
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,940,660        15,052,836         2,489,924         9,377,396

Changes from principal transactions:
       Purchase payments                                  2,126,572         2,511,528         5,658,340        15,577,049
       Transfers between sub-accounts
           and the Company                              (16,921,218)       (6,808,771)      (11,959,865)        3,357,247
       Withdrawals                                      (20,001,644)      (13,490,146)      (11,860,226)       (4,280,822)
       Annual contract fee                                 (457,855)         (500,254)         (435,109)         (409,341)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (35,254,145)      (18,287,643)      (18,596,860)       14,244,133
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (31,313,485)       (3,234,807)      (16,106,936)       23,621,529

Contract owners' equity at
    beginning of period                                 189,471,430       192,706,237       126,997,429       103,375,900
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 158,157,945     $ 189,471,430     $ 110,890,493     $ 126,997,429
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              48

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              MID CAP INDEX--A                    MID CAP INDEX--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,565,821     $     336,807     $   1,964,032     $     196,236

Expenses:
    Mortality and expense risk
       and administrative charges                           997,930         1,002,917           873,419           767,802
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,567,891          (666,110)        1,090,613          (571,566)

Net realized gain (loss)                                  5,264,672         2,854,586         4,636,535         2,601,071
Unrealized appreciation (depreciation)
    during the period                                      (332,927)        6,335,395          (614,639)        4,161,240
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               6,499,636         8,523,871         5,112,509         6,190,745

Changes from principal transactions:
       Purchase payments                                    639,782           829,554         2,814,056         9,478,597
       Transfers between sub-accounts
           and the Company                                 (790,377)       (2,803,001)         (695,769)           65,742
       Withdrawals                                       (7,993,262)       (5,001,647)       (4,052,684)       (1,593,586)
       Annual contract fee                                 (146,211)         (153,439)         (194,497)         (156,879)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (8,290,068)       (7,128,533)       (2,128,894)        7,793,874
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (1,790,432)        1,395,338         2,983,615        13,984,619

Contract owners' equity at
    beginning of period                                  68,175,315        66,779,977        52,902,429        38,917,810
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  66,384,883     $  68,175,315     $  55,886,044     $  52,902,429
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              49

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            SMALL CAP INDEX--A                  SMALL CAP INDEX--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,905,071     $     169,957     $   1,793,039     $      97,615

Expenses:
    Mortality and expense risk
       and administrative charges                           680,231           757,272           749,704           676,438
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,224,840          (587,315)        1,043,335          (578,823)

Net realized gain (loss)                                  4,308,985         5,361,843         3,484,695         3,431,136
Unrealized appreciation (depreciation)
    during the period                                    (4,691,444)        2,058,168        (3,587,404)        3,241,652
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in
    contract owners' equity from operations                 842,381         6,832,696           940,626         6,093,965

Changes from principal transactions:
       Purchase payments                                    487,414           765,663         2,381,249         8,963,203
       Transfers between sub-accounts
           and the Company                               (3,187,933)       (8,411,284)         (743,366)         (430,237)
       Withdrawals                                       (4,875,565)       (4,541,849)       (3,603,013)       (1,790,449)
       Annual contract fee                                 (107,923)         (116,145)         (163,313)         (131,067)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (7,684,007)      (12,303,615)       (2,128,443)        6,611,450
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (6,841,626)       (5,470,919)       (1,187,817)       12,705,415

Contract owners' equity at
    beginning of period                                  49,911,559        55,382,478        47,579,642        34,874,227
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  43,069,933     $  49,911,559     $  46,391,825     $  47,579,642
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              50

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          CAPITAL APPRECIATION--A             CAPITAL APPRECIATION--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           575,177           629,141           619,227           593,287
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (575,177)         (629,141)         (619,227)         (593,287)

Net realized gain (loss)                                  1,880,363          (295,419)        2,950,800         1,198,124
Unrealized appreciation (depreciation)
    during the period                                     2,827,728         3,709,043         1,923,437         1,971,271
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               4,132,914         2,784,483         4,255,010         2,576,108

Changes from principal transactions:
       Purchase payments                                    305,929           449,986         2,216,162         4,113,795
       Transfers between sub-accounts
           and the Company                                1,816,919        (1,929,649)        1,680,288        (2,397,528)
       Withdrawals                                       (3,915,351)       (2,984,327)       (2,484,415)       (1,047,192)
       Annual contract fee                                 (103,699)         (113,007)         (140,075)         (130,924)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,896,202)       (4,576,997)        1,271,960           538,151
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               2,236,712        (1,792,514)        5,526,970         3,114,259

Contract owners' equity at
    beginning of period                                  40,611,702        42,404,216        38,036,117        34,921,858
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  42,848,414     $  40,611,702     $  43,563,087     $  38,036,117
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              51

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             HEALTH SCIENCES--A                  HEALTH SCIENCES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   5,559,948     $           0     $   5,064,190     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         1,128,312         1,253,186         1,109,140         1,046,157
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              4,431,636        (1,253,186)        3,955,050        (1,046,157)

Net realized gain (loss)                                  4,008,090         4,450,756         4,166,877         3,785,459
Unrealized appreciation (depreciation)
    during the period                                    (1,089,600)        5,706,950        (1,012,007)        4,127,577
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               7,350,126         8,904,520         7,109,920         6,866,879

Changes from principal transactions:
       Purchase payments                                    825,671         1,107,008         4,634,894        14,034,918
       Transfers between sub-accounts
           and the Company                               (1,012,385)        3,059,141          (435,760)        2,404,108
       Withdrawals                                       (7,654,437)       (6,641,092)       (4,444,905)       (2,513,790)
       Annual contract fee                                 (208,936)         (227,383)         (263,619)         (222,051)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (8,050,087)       (2,702,326)         (509,390)       13,703,185
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (699,961)        6,202,194         6,600,530        20,570,064

Contract owners' equity at
    beginning of period                                  80,174,244        73,972,050        70,755,091        50,185,027
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  79,474,283     $  80,174,244     $  77,355,621     $  70,755,091
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              52

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           FINANCIAL SERVICES--A               FINANCIAL SERVICES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     141,076     $     160,720     $      75,218     $     111,385

Expenses:
    Mortality and expense risk
       and administrative charges                           563,933           638,961           610,782           603,053
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (422,857)         (478,241)         (535,564)         (491,668)

Net realized gain (loss)                                  2,079,685         1,763,707         2,201,223         2,017,945
Unrealized appreciation (depreciation)
    during the period                                       969,128         1,988,504         1,201,467         1,283,729
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,625,956         3,273,970         2,867,126         2,810,006

Changes from principal transactions:
       Purchase payments                                    401,709           525,824         1,820,208         6,966,887
       Transfers between sub-accounts
           and the Company                                 (552,785)       (2,845,958)         (479,584)       (2,654,925)
       Withdrawals                                       (4,501,510)       (2,716,433)       (2,875,253)       (1,617,395)
       Annual contract fee                                 (110,928)         (126,573)         (147,389)         (132,267)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (4,763,514)       (5,163,140)       (1,682,018)        2,562,300
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (2,137,558)       (1,889,170)        1,185,108         5,372,306

Contract owners' equity at
    beginning of period                                  40,133,368        42,022,538        39,012,448        33,640,142
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  37,995,810     $  40,133,368     $  40,197,556     $  39,012,448
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              53

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          QUANTITATIVE MID CAP--A             QUANTITATIVE MID CAP--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           204,468           171,769           194,970           146,152
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (204,468)         (171,769)         (194,970)         (146,152)

Net realized gain (loss)                                  1,866,367         1,186,956         1,446,324           789,979
Unrealized appreciation (depreciation)
    during the period                                      (165,976)          643,047            70,517           721,446
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,495,923         1,658,234         1,321,871         1,365,273

Changes from principal transactions:
       Purchase payments                                    179,993           131,162           942,248         1,758,549
       Transfers between sub-accounts
           and the Company                                2,296,348         3,163,534         1,910,474         1,503,973
       Withdrawals                                       (1,907,002)         (931,862)         (481,757)         (351,637)

       Annual contract fee                                  (31,836)          (28,349)          (42,749)          (31,950)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      537,503         2,334,485         2,328,216         2,878,935
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               2,033,426         3,992,719         3,650,087         4,244,208

Contract owners' equity at
    beginning of period                                  13,542,613         9,549,894        11,010,392         6,766,184
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  15,576,039     $  13,542,613     $  14,660,479     $  11,010,392
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              54

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           STRATEGIC GROWTH--A (5)             STRATEGIC GROWTH--B (5)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     838,738     $           0     $     644,800     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           217,715           760,708           176,320           543,063
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                621,023          (760,708)          468,480          (543,063)

Net realized gain (loss)                                  3,017,806          (731,718)        3,416,518         1,308,329
Unrealized appreciation (depreciation)
    during the period                                    (6,392,331)        3,612,565        (5,925,301)          749,714
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              (2,753,502)        2,120,139        (2,040,303)        1,514,980

Changes from principal transactions:
       Purchase payments                                    159,575           745,134           427,498         3,794,061
       Transfers between sub-accounts
           and the Company                              (42,722,914)       (4,850,027)      (32,683,617)       (1,185,452)
       Withdrawals                                       (1,902,485)       (4,145,026)         (407,485)       (1,022,347)

       Annual contract fee                                  (41,543)         (127,537)          (31,841)         (112,193)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (44,507,367)       (8,377,456)      (32,695,445)        1,474,069
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (47,260,869)       (6,257,317)      (34,735,748)        2,989,049

Contract owners' equity at
    beginning of period                                  47,260,869        53,518,186        34,735,748        31,746,699
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $  47,260,869     $           0     $  34,735,748
                                                      =============     =============     =============     =============

----------

(5) On April 29, 2005 Strategic Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.


See accompanying notes.
                                                                              55

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              ALL CAP VALUE--A                    ALL CAP VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------

Income:
   Dividends                                          $   2,763,250     $     202,000     $   2,240,798     $     127,064

Expenses:
    Mortality and expense risk
       and administrative charges                           943,527           938,569           928,645           805,062
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,819,723          (736,569)        1,312,153          (677,998)

Net realized gain (loss)                                  4,963,428         3,833,375         3,813,774         2,255,146
Unrealized appreciation (depreciation)
    during the period                                    (4,467,699)        5,030,035        (3,111,783)        5,397,988
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,315,452         8,126,841         2,014,144         6,975,136

Changes from principal transactions:
       Purchase payments                                    425,574           564,956         4,154,262        12,784,342
       Transfers between sub-accounts
           and the Company                               (2,103,864)       10,202,667        (5,163,166)        8,124,436
       Withdrawals                                       (7,126,787)       (5,672,831)       (3,699,346)       (1,583,587)
       Annual contract fee                                 (137,638)         (140,204)         (193,441)         (157,271)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (8,942,715)        4,954,588        (4,901,691)       19,167,920
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (6,627,263)       13,081,429        (2,887,547)       26,143,056

Contract owners' equity at
    beginning of period                                  67,923,997        54,842,568        60,281,019        34,137,963
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  61,296,734     $  67,923,997     $  57,393,472     $  60,281,019
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              56

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             STRATEGIC VALUE--A                 STRATEGIC VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   3,013,267     $     121,703     $   2,326,469     $      68,178

Expenses:
    Mortality and expense risk
       and administrative charges                           461,146           512,301           397,740           363,236
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,552,121          (390,598)        1,928,729          (295,058)

Net realized gain (loss)                                  1,272,884         1,005,999         1,352,743         1,153,346
Unrealized appreciation (depreciation)
    during the period                                    (4,499,932)        4,311,151        (3,825,886)        2,516,046
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (674,927)        4,926,552          (544,414)        3,374,334

Changes from principal transactions:
       Purchase payments                                    379,398           560,601         1,724,477         4,837,196
       Transfers between sub-accounts
           and the Company                               (4,725,516)         (493,169)       (1,979,824)          397,129
       Withdrawals                                       (3,244,422)       (2,861,233)       (1,764,907)         (760,147)

       Annual contract fee                                  (78,507)          (84,499)          (77,811)          (71,163)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (7,669,047)       (2,878,300)       (2,098,065)        4,403,015
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (8,343,974)        2,048,252        (2,642,479)        7,777,349

Contract owners' equity at
    beginning of period                                  34,828,290        32,780,038        25,436,771        17,659,422
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  26,484,316     $  34,828,290     $  22,794,292     $  25,436,771
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              57

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                UTILITIES--A                         UTILITIES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,730,883     $     278,224     $   2,357,407     $     211,206

Expenses:
    Mortality and expense risk
       and administrative charges                           684,187           455,147           696,435           413,799
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,046,696          (176,923)        1,660,972          (202,593)

Net realized gain (loss)                                  7,355,500         2,091,122         6,435,505         2,299,011
Unrealized appreciation (depreciation)
    during the period                                    (3,130,527)        6,028,961        (2,377,367)        4,746,435
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in
    contract owners' equity from operations               6,271,669         7,943,160         5,719,110         6,842,853

Changes from principal transactions:
       Purchase payments                                    348,821           406,817         5,401,281         3,857,459
       Transfers between sub-accounts
           and the Company                                7,402,379         8,643,040         6,838,375         5,956,440
       Withdrawals                                       (5,931,947)       (2,757,337)       (3,842,280)       (1,229,533)
       Annual contract fee                                 (109,944)          (80,021)         (133,715)          (85,998)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    1,709,309         6,212,499         8,263,661         8,498,368
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               7,980,978        14,155,659        13,982,772        15,341,221

Contract owners' equity at
    beginning of period                                  40,098,735        25,943,076        34,697,150        19,355,929
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  48,079,713     $  40,098,735     $  48,679,921     $  34,697,150
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              58

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               MID CAP VALUE--A                    MID CAP VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   9,046,501     $   1,005,199     $   8,037,662     $     718,861

Expenses:
    Mortality and expense risk
       and administrative charges                         3,507,326         3,071,940         3,589,699         2,880,021
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              5,539,175        (2,066,741)        4,447,963        (2,161,160)

Net realized gain (loss)                                 15,022,578         7,461,969        14,384,304         5,186,135
Unrealized appreciation (depreciation)
    during the period                                    (6,506,268)       37,094,518        (5,923,886)       34,103,063
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in
    contract owners' equity from operations              14,055,485        42,489,746        12,908,381        37,128,038

Changes from principal transactions:
       Purchase payments                                  1,776,086         2,452,268        14,881,127        35,829,240
       Transfers between sub-accounts
           and the Company                                 (273,336)       23,583,219       (13,292,467)       13,165,405
       Withdrawals                                      (24,999,476)      (14,997,043)      (14,035,367)       (5,162,170)
       Annual contract fee                                 (538,121)         (488,786)         (736,318)         (565,244)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (24,034,847)       10,549,658       (13,183,025)       43,267,231
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (9,979,362)       53,039,404          (274,644)       80,395,269

Contract owners' equity at
    beginning of period                                 238,392,438       185,353,034       219,967,602       139,572,333
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 228,413,076     $ 238,392,438     $ 219,692,958     $ 219,967,602
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              59

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            FUNDAMENTAL VALUE--A                FUNDAMENTAL VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     802,787     $     835,367     $     418,070     $     574,768

Expenses:
    Mortality and expense risk
       and administrative charges                         2,662,018         2,649,054         3,313,025         2,336,911
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,859,231)       (1,813,687)       (2,894,955)       (1,762,143)

Net realized gain (loss)                                  8,560,056         4,217,110         4,967,735         3,014,294
Unrealized appreciation (depreciation)
    during the period                                     5,091,017        14,223,644        12,703,808        12,775,128
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              11,791,842        16,627,067        14,776,588        14,027,279

Changes from principal transactions:
       Purchase payments                                  1,301,479         2,217,280        62,487,243        43,304,980
       Transfers between sub-accounts
           and the Company                                1,949,744        15,030,554         1,915,166         8,947,635
       Withdrawals                                      (20,067,984)      (14,768,577)       (9,376,644)       (4,226,756)
       Annual contract fee                                 (410,887)         (412,560)         (540,709)         (438,201)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (17,227,648)        2,066,697        54,485,056        47,587,658
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (5,435,806)       18,693,764        69,261,644        61,614,937

Contract owners' equity at
    beginning of period                                 181,040,982       162,347,218       176,400,187       114,785,250
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 175,605,176     $ 181,040,982     $ 245,661,831     $ 176,400,187
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              60

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             EMERGING GROWTH--B                 NATURAL RESOURCES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $     108,092     $   2,866,622     $     931,602

Expenses:
    Mortality and expense risk
       and administrative charges                           107,776            96,933         2,328,234           917,231
                                                      -------------     -------------     -------------     -------------


Net investment income (loss)                               (107,776)           11,159           538,388            14,371

Net realized gain (loss)                                    329,603          (217,849)       21,332,403         3,997,883
Unrealized appreciation (depreciation)
    during the period                                       111,569           485,408        28,947,564         8,831,407
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 333,396           278,718        50,818,355        12,843,661

Changes from principal transactions:
       Purchase payments                                    767,661         1,702,149        10,045,881         9,736,579
       Transfers between sub-accounts
           and the Company                                 (207,342)        2,764,967        57,805,234        37,230,969
       Withdrawals                                         (410,362)         (455,232)      (10,414,251)       (2,490,358)
       Annual contract fee                                  (17,553)          (11,891)         (423,217)         (149,425)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      132,404         3,999,993        57,013,647        44,327,765
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                 465,800         4,278,711       107,832,002        57,171,426

Contract owners' equity at
    beginning of period                                   8,036,550         3,757,839        84,137,965        26,966,539
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   8,502,350     $   8,036,550     $ 191,969,967     $  84,137,965
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              61

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              MID CAP CORE--B                 QUANTITATIVE ALL CAP--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   3,382,596     $     213,536     $     245,352     $      34,331

Expenses:
    Mortality and expense risk
       and administrative charges                           581,930           450,362            39,794            17,767
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,800,666          (236,826)          205,558            16,564

Net realized gain (loss)                                  1,131,068           917,421           121,729            30,012
Unrealized appreciation (depreciation)
    during the period                                    (2,370,392)        2,564,407          (145,870)          141,211
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,561,342         3,245,002           181,417           187,787

Changes from principal transactions:
       Purchase payments                                  2,322,247         6,264,382           309,993           203,303
       Transfers between sub-accounts
           and the Company                               (1,491,425)       12,442,036           574,199         1,225,039
       Withdrawals                                       (2,830,128)       (1,757,434)         (200,751)          (47,227)

       Annual contract fee                                 (110,580)          (72,813)           (5,241)           (2,186)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (2,109,886)       16,876,171           678,200         1,378,929
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (548,544)       20,121,173           859,617         1,566,716

Contract owners' equity at
    beginning of period                                  36,390,057        16,268,884         2,151,762           585,046
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  35,841,513     $  36,390,057     $   3,011,379     $   2,151,762
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              62

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      -------------------------------------------------------------
                                                                                                     SMALL CAP
                                                                                                   OPPORTUNITIES--A
                                                                LARGE CAP VALUE--B                       (6)
                                                      -------------------------------------------------------------
                                                                                                     YEAR ENDED
                                                              YEAR ENDED DECEMBER 31                 DECEMBER 31
                                                            2005                  2004                  2005
                                                      -----------------     -----------------     -----------------
Income:
   Dividends                                          $               0     $         323,725     $               0

Expenses:
    Mortality and expense risk
       and administrative charges                               994,352               288,709             1,049,786
                                                      -----------------     -----------------     -----------------

Net investment income (loss)                                   (994,352)               35,016            (1,049,786)

Net realized gain (loss)                                      4,362,705               851,713            15,831,456
Unrealized appreciation (depreciation)
    during the period                                         4,564,743             2,978,312            13,918,658
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in
    contract owners' equity from operations                   7,933,096             3,865,041            28,700,328

Changes from principal transactions:
       Purchase payments                                      5,051,817             3,781,904               500,446
       Transfers between sub-accounts
           and the Company                                   41,814,068            22,897,037            82,274,607
       Withdrawals                                           (5,241,424)             (901,925)           (7,490,025)
       Annual contract fee                                     (152,533)              (42,261)             (151,341)
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       41,471,928            25,734,755            75,133,687
                                                      -----------------     -----------------     -----------------

Total increase (decrease) in
    contract owners' equity                                  49,405,024            29,599,796           103,834,015

Contract owners' equity at
    beginning of period                                      35,227,543             5,627,747                     0
                                                      -----------------     -----------------     -----------------

Contract owners' equity at
    end of period                                     $      84,632,567     $      35,227,543     $     103,834,015
                                                      =================     =================     =================

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        SMALL CAP OPPORTUNITIES--B               SPECIAL VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     601,986     $     198,681     $      98,239     $      44,733

Expenses:
    Mortality and expense risk
       and administrative charges                           998,565           254,440           234,002            66,489
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (396,579)          (55,759)         (135,763)          (21,756)

Net realized gain (loss)                                (10,549,201)        1,530,447         1,675,196           248,341
Unrealized appreciation (depreciation)
    during the period                                     6,138,750         2,707,759          (261,921)          548,742
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              (4,807,030)        4,182,447         1,277,512           775,327

Changes from principal transactions:
       Purchase payments                                  3,135,244         3,660,766           797,343         1,242,867
       Transfers between sub-accounts
           and the Company                               49,440,423         9,786,429           (26,424)        3,341,832
       Withdrawals                                       (4,439,503)       (1,429,853)       (1,719,796)         (209,693)
       Annual contract fee                                 (215,712)          (39,657)          (31,361)           (8,586)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   47,920,452        11,977,685          (980,238)        4,366,420
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              43,113,422        16,160,132           297,274         5,141,747

Contract owners' equity at
    beginning of period                                  31,064,407        14,904,275         7,047,216         1,905,469
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  74,177,829     $  31,064,407     $   7,344,491     $   7,047,216
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              64

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            REAL RETURN BOND--B            GREAT COMPANIES AMERICA--B (7)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   6,250,725     $   1,786,517     $      26,137     $         128

Expenses:
    Mortality and expense risk
       and administrative charges                         2,138,506         1,686,038             1,405             8,268
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              4,112,219           100,479            24,732            (8,140)

Net realized gain (loss)                                  1,376,042         2,487,002           (26,508)           12,376
Unrealized appreciation (depreciation)
    during the period                                    (6,088,121)        4,607,981            (7,288)          (21,453)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (599,860)        7,195,462            (9,064)          (17,217)

Changes from principal transactions:

       Purchase payments                                  9,271,354        29,574,986                 0           228,714
       Transfers between sub-accounts
           and the Company                                5,534,843        32,178,848          (278,650)         (465,909)
       Withdrawals                                      (10,930,657)       (6,898,604)           (3,923)           (5,742)
       Annual contract fee                                 (290,567)         (209,608)             (611)           (1,153)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    3,584,973        54,645,622          (283,184)         (244,090)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               2,985,113        61,841,084          (292,248)         (261,307)

Contract owners' equity at
    beginning of period                                 125,798,788        63,957,704           292,248           553,555
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 128,783,901     $ 125,798,788     $           0     $     292,248
                                                      =============     =============     =============     =============


----------

(7) On April 29, 2005 Great Companies America-Class B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         AMERICAN INTERNATIONAL--B               AMERICAN GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  29,498,076     $   2,552,908     $     978,171     $     125,723

Expenses:
    Mortality and expense risk
       and administrative charges                         6,470,100         2,511,764        12,954,894         7,192,510
                                                      -------------     -------------     -------------     -------------


Net investment income (loss)                             23,027,976            41,144       (11,976,723)       (7,066,787)

Net realized gain (loss)                                  8,450,641         2,749,547        11,141,782         4,338,195
Unrealized appreciation (depreciation)
    during the period                                    51,603,252        29,268,555       115,549,281        55,737,678
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              83,081,869        32,059,246       114,714,340        53,009,086

Changes from principal transactions:
       Purchase payments                                171,494,495       133,441,632       242,794,047       249,550,503
       Transfers between sub-accounts
           and the Company                               46,787,299        63,751,020        54,573,018       119,023,264
       Withdrawals                                      (20,044,110)       (5,943,755)      (43,650,217)      (19,297,635)
       Annual contract fee                                 (562,280)         (271,571)       (1,511,420)         (941,049)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  197,675,404       190,977,326       252,205,428       348,335,083
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             280,757,273       223,036,572       366,919,768       401,344,169

Contract owners' equity at
    beginning of period                                 284,895,624        61,859,052       657,632,492       256,288,323
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 565,652,897     $ 284,895,624     $1,024,552,260    $ 657,632,492
                                                      =============     =============     =============     =============

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         AMERICAN BLUE-CHIP INCOME
                                                                & GROWTH--B                    AMERICAN GROWTH-INCOME--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  17,717,589     $           0     $   3,088,545     $   1,336,752

Expenses:
    Mortality and expense risk
       and administrative charges                         2,575,474         2,078,694        10,123,436         5,338,639
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             15,142,115        (2,078,694)       (7,034,891)       (4,001,887)

Net realized gain (loss)                                  3,221,852         2,220,728         4,724,702         3,111,062
Unrealized appreciation (depreciation)
    during the period                                   (10,572,258)       10,250,901        29,466,971        34,160,174
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               7,791,709        10,392,935        27,156,782        33,269,349

Changes from principal transactions:
       Purchase payments                                 11,388,134        38,257,278       243,903,820       224,982,869
       Transfers between sub-accounts
           and the Company                               (4,160,357)       36,164,455        27,129,896       103,175,774
       Withdrawals                                      (11,032,265)       (5,814,192)      (35,313,592)      (15,068,181)
       Annual contract fee                                 (446,342)         (310,289)         (928,739)         (643,920)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (4,250,830)       68,297,252       234,791,385       312,446,542
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               3,540,879        78,690,187       261,948,167       345,715,891

Contract owners' equity at
    beginning of period                                 162,746,851        84,056,664       518,556,403       172,840,512
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 166,287,730     $ 162,746,851     $ 780,504,570     $ 518,556,403
                                                      =============     =============     =============     =============

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                                      -------------------------------------------------------------
                                                      AMERICAN BOND-B (8)    AMERICAN CENTURY -- SMALL COMPANY (9)
                                                      -------------------------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                            2005                   2005                  2004
                                                      -----------------     -----------------     -----------------
Income:
   Dividends                                          $               0     $         678,204     $               0

Expenses:
    Mortality and expense risk
       and administrative charges                               395,024               383,827                18,517
                                                      -----------------     -----------------     -----------------

Net investment income (loss)                                   (395,024)              294,377               (18,517)

Net realized gain (loss)                                        (14,832)              544,686                94,367
Unrealized appreciation (depreciation)
    during the period                                           444,671               471,165               444,391
                                                      -----------------     -----------------     -----------------
Net increase (decrease) in
    contract owners' equity from operations                      34,815             1,310,228               520,241

Changes from principal transactions:
       Purchase payments                                    101,721,608             1,599,818             1,265,801
       Transfers between sub-accounts
           and the Company                                   24,027,007            18,821,127             5,039,644
       Withdrawals                                             (449,992)           (2,612,100)              (35,661)
       Annual contract fee                                       (5,934)              (47,150)               (2,108)
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      125,292,689            17,761,695             6,267,676
                                                      -----------------     -----------------     -----------------

Total increase (decrease) in
    contract owners' equity                                 125,327,504            19,071,923             6,787,917

Contract owners' equity at
    beginning of period                                               0             6,787,917                     0
                                                      -----------------     -----------------     -----------------

Contract owners' equity at
    end of period                                     $     125,327,504     $      25,859,840     $       6,787,917
                                                      =================     =================     =================

----------

(8) Commencement of Operations, August 1, 2005, through a vote of the Board of Directors.

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.


See accompanying notes.
                                                                              68

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                      PIMCO VIT ALL ASSET PORTFOLIO (9)            CORE EQUITY (9)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,956,376     $     430,485     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           626,616            75,683           643,417           131,976
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,329,760           354,802          (643,417)         (131,976)

Net realized gain (loss)                                    501,908           682,492         1,025,130           171,903
Unrealized appreciation (depreciation)
    during the period                                        66,129           271,174         2,354,105         2,982,548
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,897,797         1,308,468         2,735,818         3,022,475

Changes from principal transactions:
       Purchase payments                                  3,901,182           844,922        18,928,960        15,628,797
       Transfers between sub-accounts
           and the Company                               37,384,203        14,024,536         4,201,952         9,140,082
       Withdrawals                                       (4,164,429)         (213,837)       (1,367,321)         (463,958)
       Annual contract fee                                  (99,893)          (13,007)          (36,115)           (6,966)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   37,021,063        14,642,614        21,727,476        24,297,955
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              38,918,860        15,951,082        24,463,294        27,320,430

Contract owners' equity at
    beginning of period                                  15,951,082                 0        27,320,430                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  54,869,942     $  15,951,082     $  51,783,724     $  27,320,430
                                                      =============     =============     =============     =============


----------

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              CLASSIC VALUE (9)                QUANTITATIVE VALUE (9)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     746,850     $      36,270     $      52,299     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           183,444            36,534            25,135             2,345
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                563,406              (264)           27,164            (2,345)

Net realized gain (loss)                                    585,336            25,272            38,341            35,701
Unrealized appreciation (depreciation)
    during the period                                      (122,681)          547,038            79,259            43,775
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,026,061           572,046           144,764            77,131

Changes from principal transactions:
       Purchase payments                                  3,530,569         2,770,577           395,528           114,735
       Transfers between sub-accounts
           and the Company                                3,637,313         4,276,918         2,010,659           320,188
       Withdrawals                                         (612,798)          (53,812)          (50,681)           (8,563)
       Annual contract fee                                  (15,124)           (2,857)           (3,761)             (201)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    6,539,960         6,990,826         2,351,745           426,159
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               7,566,021         7,562,872         2,496,509           503,290

Contract owners' equity at
    beginning of period                                   7,562,872                 0           503,290                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  15,128,893     $   7,562,872     $   2,999,799     $     503,290
                                                      =============     =============     =============     =============

----------

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.
                                                                              70

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                              SUB-ACCOUNT
                                                      -----------------------------------------------------------
                                                      US GLOBAL LEADERS
                                                        GROWTH--A (6)            US GLOBAL LEADERS GROWTH--B (9)
                                                      -------------------------------------------------------------
                                                         YEAR ENDED
                                                         DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                            2005                  2005                  2004
                                                      -----------------     -----------------     -----------------
Income:
   Dividends                                          $         703,959     $         545,098     $          12,977

Expenses:
    Mortality and expense risk
       and administrative charges                               413,985               406,486                14,349
                                                      -----------------     -----------------     -----------------

Net investment income (loss)                                    289,974               138,612                (1,372)

Net realized gain (loss)                                      1,047,959               (15,405)                1,131
Unrealized appreciation (depreciation)
    during the period                                         2,359,489             1,928,415               165,399
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in
    contract owners' equity from operations                   3,697,422             2,051,622               165,158

Changes from principal transactions:
       Purchase payments                                        251,352             2,989,897             2,378,939
       Transfers between sub-accounts
           and the Company                                   38,562,826            25,633,677               944,315
       Withdrawals                                           (4,517,295)           (2,000,761)              (61,481)
       Annual contract fee                                      (65,477)              (79,754)                 (756)
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       34,231,406            26,543,059             3,261,017
                                                      -----------------     -----------------     -----------------

Total increase (decrease) in
    contract owners' equity                                  37,928,828            28,594,681             3,426,175

Contract owners' equity at
    beginning of period                                               0             3,426,175                     0
                                                      -----------------     -----------------     -----------------

Contract owners' equity at
    end of period                                     $      37,928,828     $      32,020,856     $       3,426,175
                                                      =================     =================     =================


----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.
                                                                              71

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                   SUB-ACCOUNT
                                                      -------------------------------------
                                                        JOHN HANCOCK STRATEGIC INCOME (9)
                                                      -------------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                            2005                 2004
                                                      ----------------     ----------------
Income:
   Dividends                                          $        556,263     $         99,905

Expenses:
    Mortality and expense risk
       and administrative charges                              187,748               28,888
                                                      ----------------     ----------------

Net investment income (loss)                                   368,515               71,017

Net realized gain (loss)                                       143,190               47,392
Unrealized appreciation (depreciation)
    during the period                                         (417,308)             130,294
                                                      ----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations                     94,397              248,703

Changes from principal transactions:
       Purchase payments                                     4,422,845            4,035,402
       Transfers between sub-accounts
           and the Company                                   4,132,467            2,687,727
       Withdrawals                                            (761,715)             (36,048)
       Annual contract fee                                     (12,411)              (1,636)
                                                      ----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       7,781,186            6,685,445
                                                      ----------------     ----------------

Total increase (decrease) in
    contract owners' equity                                  7,875,583            6,934,148

Contract owners' equity at
    beginning of period                                      6,934,148                    0
                                                      ----------------     ----------------

Contract owners' equity at
    end of period                                     $     14,809,731     $      6,934,148
                                                      ================     ================

----------

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        JOHN HANCOCK INTERNATIONAL           JOHN HANCOCK INTERNATIONAL
                                                         EQUITY INDEX--A (9), (10)            EQUITY INDEX--B (9), (10)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,365,850     $      85,506     $   2,422,087     $      79,240

Expenses:
    Mortality and expense risk
       and administrative charges                           380,033           167,160           440,322           183,669
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,985,817           (81,654)        1,981,765          (104,429)

Net realized gain (loss)                                    879,981           474,502         1,004,201           288,986
Unrealized appreciation (depreciation)
    during the period                                       812,492         3,077,799           986,291         3,075,588
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,678,290         3,470,647         3,972,257         3,260,145

Changes from principal transactions:

       Purchase payments                                    286,515            54,970         2,534,757         1,083,237
       Transfers between sub-accounts
           and the Company                                4,014,014        20,474,102         3,583,406        19,360,296
       Withdrawals                                       (2,939,427)         (779,850)       (2,296,593)         (415,448)
       Annual contract fee                                  (62,801)          (22,733)         (101,230)          (43,169)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    1,298,301        19,726,489         3,720,340        19,984,916
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               4,976,591        23,197,136         7,692,597        23,245,061

Contract owners' equity at
    beginning of period                                  23,197,136                 0        23,245,061                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  28,173,727     $  23,197,136     $  30,937,658     $  23,245,061
                                                      =============     =============     =============     =============

----------

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(10) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                                            INDEPENDENCE
                                                           ACTIVE           ACTIVE        CGTC OVERSEAS    INVESTMENT LLC
                                                         BOND--A (6)     BOND--B (6)      EQUITY--B (6)    SMALL CAP--B (6)
                                                      -------------------------------------------------------------------
                                                        YEAR ENDED       YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                        DECEMBER 31     DECEMBER 31        DECEMBER 31       DECEMBER 31
                                                           2005             2005              2005              2005
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     344,741     $   1,101,416     $      34,411     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         1,475,077         5,046,195            14,607             2,439
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,130,336)       (3,944,779)           19,804            (2,439)

Net realized gain (loss)                                    191,254          (464,018)           54,263             4,899
Unrealized appreciation (depreciation)
    during the period                                     1,822,950         5,041,363           274,479            11,172
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 883,868           632,566           348,546            13,632

Changes from principal transactions:
       Purchase payments                                    681,009        96,308,816           358,206           154,258
       Transfers between sub-accounts
           and the Company                              151,900,056       409,703,753         3,695,199           453,842
       Withdrawals                                      (13,930,699)      (10,892,285)          (37,520)           (8,706)
       Annual contract fee                                 (125,313)         (121,213)           (1,776)             (144)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  138,525,053       494,999,071         4,014,109           599,250
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             139,408,921       495,631,637         4,362,655           612,882

Contract owners' equity at
    beginning of period                                           0                 0                 0                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 139,408,921     $ 495,631,637     $   4,362,655     $     612,882
                                                      =============     =============     =============     =============

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          MARISCO
                                                       INTERNATIONAL       T ROWE
                                                        OPPORTUNI-        PRICE MID         UBS LARGE          US HIGH
                                                        TIES--B (6)      VALUE--B (6)       CAP--B (6)       YIELD--B (6)
                                                      -------------------------------------------------------------------
                                                        YEAR ENDED        YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                       DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                          2005               2005              2005              2005
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $      30,346     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                            32,405            18,319             3,581             5,905
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (32,405)           12,027            (3,581)           (5,905)

Net realized gain (loss)                                     83,104             9,958             4,019             1,524
Unrealized appreciation (depreciation)
    during the period                                       942,627           125,838            26,884            20,576
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 993,326           147,823            27,322            16,195

Changes from principal transactions:
       Purchase payments                                    835,318           906,864           343,870            92,311
       Transfers between sub-accounts
           and the Company                               10,826,925         3,678,125           466,781         1,168,428
       Withdrawals                                         (153,627)          (68,698)           (2,177)           (5,609)
       Annual contract fee                                   (6,707)           (2,112)             (520)             (480)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   11,501,909         4,514,179           807,954         1,254,650
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              12,495,235         4,662,002           835,276         1,270,845

Contract owners' equity at
    beginning of period                                           0                 0                 0                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  12,495,235     $   4,662,002     $     835,276     $   1,270,845
                                                      =============     =============     =============     =============

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                             SUB-ACCOUNT
                                                       ----------------------------------------------------------
                                                       WELLINGTON SMALL     WELLINGTON SMALL      WELLS CAPITAL
                                                       CAP GROWTH--B (6)    CAP VALUE--B (6)     CORE BOND--B (6)
                                                       -----------------    ----------------     ----------------
                                                          YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                          DECEMBER 31          DECEMBER 31          DECEMBER 31
                                                             2005                 2005                 2005
                                                       -----------------    ----------------     ----------------
Income:
   Dividends                                           $        139,650     $        322,206     $              0

Expenses:
    Mortality and expense risk
       and administrative charges                                65,570              198,841                3,557
                                                       ----------------     ----------------     ----------------

Net investment income (loss)                                     74,080              123,365               (3,557)

Net realized gain (loss)                                        117,529              150,997                 (333)
Unrealized appreciation (depreciation)
    during the period                                           894,839             (307,919)               2,121
                                                       ----------------     ----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations                   1,086,448              (33,557)              (1,769)

Changes from principal transactions:
       Purchase payments                                      1,023,878            1,276,237              157,487
       Transfers between sub-accounts
           and the Company                                   16,762,440           33,194,754              608,723
       Withdrawals                                             (383,227)          (1,125,321)             (65,542)
       Annual contract fee                                       (9,908)             (25,870)                (382)
                                                       ----------------     ----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       17,393,185           33,319,800              700,286
                                                       ----------------     ----------------     ----------------

Total increase (decrease) in
    contract owners' equity                                  18,479,631           33,286,243              698,517

Contract owners' equity at
    beginning of period                                               0                    0                    0

Contract owners' equity at
    end of period                                      $     18,479,631     $     33,286,243     $        698,517
                                                       ================     ================     ================

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               SCUDDER 21ST
                                                           CENTURY GROWTH--B (11)          SCUDDER CAPITAL GROWTH--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                          2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $     112,276     $      28,113

Expenses:
    Mortality and expense risk
       and administrative charges                            33,464           107,310           671,146           253,766
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (33,464)         (107,310)         (558,870)         (225,653)

Net realized gain (loss)                                    180,451           509,866           960,326           345,730
Unrealized appreciation (depreciation)
    during the period                                      (738,221)          127,108         4,303,105           829,980
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (591,234)          529,664         4,704,561           950,057

Changes from principal transactions:
       Purchase payments                                    152,498         2,505,065         1,623,564         4,885,352
       Transfers between sub-accounts
           and the Company                               (6,188,644)       (1,463,638)       32,897,065            45,286

       Withdrawals                                          (32,416)         (205,081)       (1,612,529)         (380,396)

       Annual contract fee                                  (15,750)          (28,464)         (150,646)          (64,506)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (6,084,312)          807,882        32,757,454         4,485,736
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (6,675,546)        1,337,546        37,462,015         5,435,793

Contract owners' equity at
    beginning of period                                   6,675,546         5,338,000        18,533,852        13,098,059
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $   6,675,546     $  55,995,867     $  18,533,852
                                                      =============     =============     =============     =============


----------

(11) On April 29, 2005 Scudder 21st Century Growth sub-account ceased operations through a vote of the Board of Directors.


See accompanying notes.

                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER GLOBAL DISCOVERY--B        SCUDDER GROWTH & INCOME--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005             2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $      58,756     $           0     $     166,753     $      62,924

Expenses:
    Mortality and expense risk
       and administrative charges                           250,853           167,550           366,761           210,844
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (192,097)         (167,550)         (200,008)         (147,920)

Net realized gain (loss)                                    807,291           507,883           476,618           612,056
Unrealized appreciation (depreciation)
    during the period                                     1,907,019         2,009,161         1,235,719           732,776
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,522,213         2,349,494         1,512,329         1,196,912

Changes from principal transactions:
       Purchase payments                                    663,603         4,977,590         1,018,408         7,270,081
       Transfers between sub-accounts
           and the Company                                2,126,522           360,472         9,479,501           (98,397)
       Withdrawals                                         (459,891)         (221,275)         (927,404)         (537,434)
       Annual contract fee                                  (62,386)          (32,897)          (80,743)          (42,433)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    2,267,848         5,083,890         9,489,762         6,591,817
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               4,790,061         7,433,384        11,002,091         7,788,729

Contract owners' equity at
    beginning of period                                  13,920,331         6,486,947        16,632,572         8,843,843
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  18,710,392     $  13,920,331     $  27,634,663     $  16,632,572
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              78

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER HEALTH SCIENCES--B           SCUDDER INTERNATIONAL--B
                                                      -------------------------------     -------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $     358,499     $     174,736

Expenses:
    Mortality and expense risk
       and administrative charges                           219,514           193,970           447,841           318,711
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (219,514)         (193,970)          (89,342)         (143,975)

Net realized gain (loss)                                    709,323           368,896         1,471,539           615,119
Unrealized appreciation (depreciation)
    during the period                                       384,166           710,178         2,369,544         2,810,889
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 873,975           885,104         3,751,741         3,282,033

Changes from principal transactions:
       Purchase payments                                    707,084         4,075,937         1,142,536        12,104,886
       Transfers between sub-accounts
           and the Company                               (1,068,078)          795,838          (738,689)          390,623
       Withdrawals                                         (623,901)         (485,947)         (884,300)         (533,058)
       Annual contract fee                                  (64,770)          (46,494)          (90,688)          (54,893)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,049,665)        4,339,334          (571,141)       11,907,558
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (175,690)        5,224,438         3,180,600        15,189,591

Contract owners' equity at
    beginning of period                                  14,542,149         9,317,711        26,512,699        11,323,108
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  14,366,459     $  14,542,149     $  29,693,299     $  26,512,699
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              79

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                      SCUDDER MID CAP GROWTH--B (12)           SCUDDER BLUE CHIP--B
                                                      -------------------------------     -------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $     150,954     $      45,814

Expenses:
    Mortality and expense risk
       and administrative charges                            62,056            56,584           415,470           323,282
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (62,056)          (56,584)         (264,516)         (277,468)

Net realized gain (loss)                                    193,430            66,318           909,108           432,663
Unrealized appreciation (depreciation)
    during the period                                       350,092            66,385         1,429,371         2,697,457
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 481,466            76,119         2,073,963         2,852,652

Changes from principal transactions:
       Purchase payments                                    180,332         1,153,148         1,033,138         8,298,381
       Transfers between sub-accounts
           and the Company                                 (410,711)           78,447           406,900         1,738,122
       Withdrawals                                         (103,203)         (101,818)       (1,262,348)         (921,458)
       Annual contract fee                                  (17,709)          (13,039)         (105,713)          (71,079)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (351,291)        1,116,738            71,977         9,043,966
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                 130,175         1,192,857         2,145,940        11,896,618

Contract owners' equity at
    beginning of period                                   3,992,682         2,799,825        25,841,316        13,944,698
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   4,122,857     $   3,992,682     $  27,987,256     $  25,841,316
                                                      =============     =============     =============     =============

----------

(12) On October 28, 2005, Scudder Aggressive Growth Class B was renamed Scudder Mid Cap Growth Class B through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER CONTARIAN VALUE--B         SCUDDER GLOBAL BLUE CHIP--B
                                                      -------------------------------     -------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005               2004             2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     406,498     $     232,257     $           0     $      44,075

Expenses:
    Mortality and expense risk
       and administrative charges                           455,641           385,425           141,961           103,869
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (49,143)         (153,168)         (141,961)          (59,794)

Net realized gain (loss)                                    885,931           777,571           367,369           120,964
Unrealized appreciation (depreciation)
    during the period                                      (852,064)        1,473,172         1,570,266           816,533
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 (15,276)        2,097,575         1,795,674           877,703

Changes from principal transactions:
       Purchase payments                                  1,181,724        12,368,223           636,406         1,860,472
       Transfers between sub-accounts
           and the Company                                 (136,105)          344,313         1,012,132           332,234
       Withdrawals                                       (1,204,192)         (571,449)         (192,306)         (180,335)
       Annual contract fee                                 (114,732)          (77,208)          (37,398)          (24,001)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (273,305)       12,063,879         1,418,834         1,988,370
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (288,581)       14,161,454         3,214,508         2,866,073

Contract owners' equity at
    beginning of period                                  28,675,491        14,514,037         7,907,748         5,041,675
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  28,386,910     $  28,675,491     $  11,122,256     $   7,907,748
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              81

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              SCUDDER GOVERNMENT
                                                                SECURITIES--B                 SCUDDER GROWTH--B (13)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,705,035     $   1,177,696     $      51,847     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           616,851           616,347            61,992           151,202
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,088,184           561,349           (10,145)         (151,202)

Net realized gain (loss)                                   (120,041)         (117,323)          511,709           139,229
Unrealized appreciation (depreciation)
    during the period                                      (739,798)          168,510          (954,946)          391,912
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 228,345           612,536          (453,382)          379,939

Changes from principal transactions:
       Purchase payments                                  1,061,448         7,004,837           480,723         5,568,543
       Transfers between sub-accounts
           and the Company                               (1,920,463)          262,369       (11,799,204)          400,364
       Withdrawals                                       (2,077,841)       (1,612,983)         (146,191)         (247,311)
       Annual contract fee                                 (136,043)         (126,552)          (18,036)          (27,828)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (3,072,899)        5,527,671       (11,482,708)        5,693,768
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (2,844,554)        6,140,207       (11,936,090)        6,073,707

Contract owners' equity at
    beginning of period                                  40,458,550        34,318,343        11,936,090         5,862,383
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  37,613,996     $  40,458,550     $           0     $  11,936,090
                                                      =============     =============     =============     =============

----------

(13) On April 29, 2005 Scudder Growth sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                              SCUDDER INTERNATIONAL
                                                           SCUDDER HIGH INCOME--B               SELECT EQUITY--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005             2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   3,801,783     $   2,476,818     $     700,859     $     129,318

Expenses:
    Mortality and expense risk
       and administrative charges                           646,723           604,544           475,411           359,075
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              3,155,060         1,872,274           225,448          (229,757)

Net realized gain (loss)                                  1,050,458           649,461         1,615,660           644,246
Unrealized appreciation (depreciation)
    during the period                                    (3,473,156)        1,361,997         1,775,995         3,439,982
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 732,362         3,883,732         3,617,103         3,854,471

Changes from principal transactions:
       Purchase payments                                  1,822,035        10,489,592         1,829,103         9,521,715
       Transfers between sub-accounts
           and the Company                               (4,413,452)       (1,327,682)         (646,051)          998,244
       Withdrawals                                       (1,991,627)       (1,136,036)         (882,428)         (338,309)
       Annual contract fee                                 (165,467)         (130,163)         (124,903)          (76,485)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (4,748,511)        7,895,711           175,721        10,105,165
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (4,016,149)       11,779,443         3,792,824        13,959,636

Contract owners' equity at
    beginning of period                                  43,290,320        31,510,877        28,733,996        14,774,360
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  39,274,171     $  43,290,320     $  32,526,820     $  28,733,996
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              83

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------

                                                         SCUDDER FIXED INCOME--B             SCUDDER MONEY MARKET--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,609,094     $   2,363,345     $     781,372     $     202,540

Expenses:
    Mortality and expense risk
       and administrative charges                         1,054,575           912,842           504,570           653,492
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,554,519         1,450,503           276,802          (450,952)

Net realized gain (loss)                                    (95,821)              928            78,053             2,994
Unrealized appreciation (depreciation)
    during the period                                    (1,355,714)           60,728                --                 0
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 102,984         1,512,159           354,855          (447,958)

Changes from principal transactions:
       Purchase payments                                  2,278,428        29,920,612        11,214,070        22,094,070
       Transfers between sub-accounts
           and the Company                                 (883,836)       (1,820,502)        3,179,800       (27,242,627)
       Withdrawals                                       (3,118,105)       (1,555,335)       (9,857,435)      (10,634,315)
       Annual contract fee                                 (215,175)         (177,258)          (92,670)          (87,502)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,938,688)       26,367,517         4,443,765       (15,870,374)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (1,835,704)       27,879,676         4,798,620       (16,318,332)

Contract owners' equity at
    beginning of period                                  67,586,089        39,706,413        30,041,701        46,360,033
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  65,750,385     $  67,586,089     $  34,840,321     $  30,041,701
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              84

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER SMALL CAP GROWTH--B        SCUDDER TECHNOLOGY GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $      13,194     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           405,787           282,315           167,791           169,703
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (405,787)         (282,315)         (154,597)         (169,703)

Net realized gain (loss)                                    886,456           335,479           468,046           375,366
Unrealized appreciation (depreciation)
    during the period                                     1,462,650         1,548,456          (204,717)         (171,173)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,943,319         1,601,620           108,732            34,490

Changes from principal transactions:
       Purchase payments                                  1,051,724         6,603,068           520,318         3,180,062
       Transfers between sub-accounts
           and the Company                                4,746,175           677,029        (1,202,818)          557,255
       Withdrawals                                         (684,152)         (463,704)         (397,711)         (415,470)
       Annual contract fee                                 (103,238)          (64,516)          (48,940)          (39,788)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    5,010,509         6,751,877        (1,129,151)        3,282,059
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               6,953,828         8,353,497        (1,020,419)        3,316,549

Contract owners' equity at
    beginning of period                                  21,382,124        13,028,627        12,053,602         8,737,053
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  28,335,952     $  21,382,124     $  11,033,183     $  12,053,602
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              85

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                                    SCUDDER DAVIS
                                                          SCUDDER TOTAL RETURN--B                 VENTURE VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     470,335     $     237,492     $     169,944     $      12,855

Expenses:
    Mortality and expense risk
       and administrative charges                           349,198           323,624           724,767           573,506
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                121,137           (86,132)         (554,823)         (560,651)

Net realized gain (loss)                                    517,241           186,489         1,433,714           565,954
Unrealized appreciation (depreciation)
    during the period                                      (144,203)          891,808         2,464,189         3,550,880
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 494,175           992,165         3,343,080         3,556,183

Changes from principal transactions:
       Purchase payments                                    882,753         4,398,561         1,685,698        15,049,311
       Transfers between sub-accounts
           and the Company                               (1,100,639)          801,878           217,642         2,227,294
       Withdrawals                                       (1,512,944)         (511,976)       (1,531,710)         (756,743)
       Annual contract fee                                  (99,648)          (81,518)         (180,637)         (122,467)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,830,478)        4,606,945           190,993        16,397,395
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (1,336,303)        5,599,110         3,534,073        19,953,578

Contract owners' equity at
    beginning of period                                  23,218,323        17,619,213        44,601,666        24,648,088
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  21,882,020     $  23,218,323     $  48,135,739     $  44,601,666
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              86

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              SCUDDER DREMAN                      SCUDDER DREMAN
                                                           FINANCIAL SERVICES--B               HIGH RETURN EQUITY--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     168,860     $     112,731     $   1,321,871     $     917,666

Expenses:
    Mortality and expense risk
       and administrative charges                           177,421           168,385         1,534,039         1,267,711
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                 (8,561)          (55,654)         (212,168)         (350,045)

Net realized gain (loss)                                    433,830           222,045         2,667,766         1,261,893
Unrealized appreciation (depreciation)
    during the period                                      (669,622)          847,242         3,094,840         9,006,187
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (244,353)        1,013,633         5,550,438         9,918,035

Changes from principal transactions:
       Purchase payments                                    583,446         3,349,072         3,926,553        26,303,050
       Transfers between sub-accounts
           and the Company                                 (685,032)          263,235           364,441         1,552,130
       Withdrawals                                         (495,719)         (436,088)       (3,255,305)       (2,375,656)
       Annual contract fee                                  (50,892)          (41,320)         (411,847)         (286,175)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (648,197)        3,134,899           623,842        25,193,349
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (892,550)        4,148,532         6,174,280        35,111,384

Contract owners' equity at
    beginning of period                                  12,319,354         8,170,822        95,077,283        59,965,899
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  11,426,804     $  12,319,354     $ 101,251,563     $  95,077,283
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              87

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               SCUDDER DREMAN               SCUDDER EAGLE FOCUSED LARGE
                                                             SMALL CAP VALUE--B                 CAP GROWTH--B (14)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   4,794,855     $     183,797     $      27,787     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           835,882           652,802           119,268           312,003
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              3,958,973          (469,005)          (91,481)         (312,003)

Net realized gain (loss)                                  2,295,922         1,300,427          (368,903)          466,094
Unrealized appreciation (depreciation)
    during the period                                    (2,082,081)        8,336,134        (1,631,452)          101,042
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               4,172,814         9,167,556        (2,091,836)          255,133

Changes from principal transactions:
       Purchase payments                                  2,570,812        13,588,696           429,518        11,386,303
       Transfers between sub-accounts
           and the Company                                 (377,621)        2,167,364       (22,189,971)          749,537
       Withdrawals                                       (2,056,855)         (940,150)         (261,531)         (579,692)
       Annual contract fee                                 (221,686)         (146,780)          (35,700)          (57,699)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      (85,350)       14,669,130       (22,057,684)       11,498,449
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               4,087,464        23,836,686       (24,149,520)       11,753,582

Contract owners' equity at
    beginning of period                                  51,954,709        28,118,023        24,149,520        12,395,938
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  56,042,173     $  51,954,709     $           0     $  24,149,520
                                                      =============     =============     =============     =============

----------

(14) On April 29, 2005 Scudder Eagle Focused Large Cap Growth sub-account ceased operations through a vote of the Board of Directors.


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                SCUDDER
                                                       FOCUS VALUE & GROWTH--B (15)          SCUDDER INDEX 500--B (16)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005               2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $      80,840     $      31,624     $     920,780     $     203,473

Expenses:
    Mortality and expense risk
       and administrative charges                            44,104           124,430           501,411           632,179
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                 36,736           (92,806)          419,369          (428,706)

Net realized gain (loss)                                  1,067,969           226,413         6,624,568         1,424,137
Unrealized appreciation (depreciation)
    during the period                                    (1,682,739)          637,128        (5,801,921)        2,585,517
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (578,034)          770,735         1,242,016         3,580,948

Changes from principal transactions:
       Purchase payments                                    130,743         2,482,134         1,199,347        12,834,974
       Transfers between sub-accounts
           and the Company                               (8,420,131)          174,193       (49,513,822)        3,609,563
       Withdrawals                                         (184,617)         (211,531)       (1,264,946)       (1,018,298)
       Annual contract fee                                  (18,170)          (31,044)         (192,219)         (144,088)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (8,492,175)        2,413,752       (49,771,640)       15,282,151
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (9,070,209)        3,184,487       (48,529,624)       18,863,099

Contract owners' equity at
    beginning of period                                   9,070,209         5,885,722        48,529,624        29,666,525
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $   9,070,209     $           0     $  48,529,624
                                                      =============     =============     =============     =============


----------

(15) On April 29, 2005 Scudder Focus Value & Growth sub-account ceased operations through a vote of the Board of Directors.

(16) On September 16, 2005 Scudder Index 500 B sub-account ceased operations through a vote of the Board of Directors.


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                       SCUDDER SALOMON AGGRESSIVE             SCUDDER JANUS GROWTH
                                                             GROWTH --B (17)                       & INCOME--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                            93,411            77,802           348,642           277,186
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (93,411)          (77,802)         (348,642)         (277,186)

Net realized gain (loss)                                    286,829           142,485           730,732           402,486
Unrealized appreciation (depreciation)
    during the period                                       456,281           416,790         1,728,032         1,718,900
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 649,699           481,473         2,110,122         1,844,200

Changes from principal transactions:
       Purchase payments                                    386,676         1,086,155           519,497         7,414,988
       Transfers between sub-accounts
           and the Company                                 (281,292)           97,340         1,786,172          (341,412)
       Withdrawals                                         (125,203)          (72,050)         (903,644)         (385,177)
       Annual contract fee                                  (24,683)          (18,252)          (83,119)          (60,821)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      (44,502)        1,093,193         1,318,906         6,627,578
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                 605,197         1,574,666         3,429,028         8,471,778

Contract owners' equity at
    beginning of period                                   5,631,585         4,056,919        21,208,994        12,737,216
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   6,236,782     $   5,631,585     $  24,638,022     $  21,208,994
                                                      =============     =============     =============     =============

----------

(17) On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth through a vote of the Board of Directors.


See accompanying notes.
                                                                              90

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            SCUDDER JANUS GROWTH                   SCUDDER MFS
                                                              OPPORTUNITIES--B                  STRATEGIC VALUE--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005               2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $   2,537,296     $      20,923

Expenses:
    Mortality and expense risk
       and administrative charges                           116,570            98,617           400,539           297,228
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (116,570)          (98,617)        2,136,757          (276,305)

Net realized gain (loss)                                    451,849           148,217           730,473           599,857
Unrealized appreciation (depreciation)
    during the period                                       104,422           619,965        (3,428,948)        2,846,287
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 439,701           669,565          (561,718)        3,169,839

Changes from principal transactions:
       Purchase payments                                    412,796         1,542,934           843,538        11,511,497
       Transfers between sub-accounts
           and the Company                                  520,463            51,230           552,611         1,091,424
       Withdrawals                                         (259,668)         (152,144)       (1,121,939)         (614,165)
       Annual contract fee                                  (30,464)          (22,251)          (80,741)          (52,188)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      643,127         1,419,769           193,469        11,936,568
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               1,082,828         2,089,334          (368,249)       15,106,407

Contract owners' equity at
    beginning of period                                   7,238,631         5,149,297        25,500,394        10,393,987
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   8,321,459     $   7,238,631     $  25,132,145     $  25,500,394
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              91

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                SCUDDER OAK                       SCUDDER TURNER
                                                            STRATEGIC EQUITY--B                 MID CAP GROWTH--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           230,081           214,491           282,554           242,858
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (230,081)         (214,491)         (282,554)         (242,858)

Net realized gain (loss)                                    367,744           411,404           967,778           616,741
Unrealized appreciation (depreciation)
    during the period                                    (1,122,849)         (240,625)        1,022,797         1,078,404
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (985,186)          (43,712)        1,708,021         1,452,287

Changes from principal transactions:
       Purchase payments                                    527,352         6,539,155           873,314         4,818,646
       Transfers between sub-accounts
           and the Company                                 (946,950)        1,034,066           (33,716)          251,500
       Withdrawals                                         (570,534)         (333,507)         (586,391)         (337,042)
       Annual contract fee                                  (58,187)          (44,197)          (78,784)          (56,771)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,048,319)        7,195,517           174,423         4,676,333
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (2,033,505)        7,151,805         1,882,444         6,128,620

Contract owners' equity at
    beginning of period                                  16,285,480         9,133,675        17,921,276        11,792,656
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  14,251,975     $  16,285,480     $  19,803,720     $  17,921,276
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              92

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          SCUDDER REAL ESTATE--B            SCUDDER STRATEGIC INCOME--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005               2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,618,489     $      94,188     $   1,064,575     $     425,270

Expenses:
    Mortality and expense risk
       and administrative charges                           289,307           208,405           218,169           172,307
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,329,182          (114,217)          846,406           252,963

Net realized gain (loss)                                  1,124,431           449,689             9,520            20,789
Unrealized appreciation (depreciation)
    during the period                                      (737,037)        3,544,634          (819,954)          589,294
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,716,576         3,880,106            35,972           863,046

Changes from principal transactions:
       Purchase payments                                    905,833         7,917,641           620,814         6,771,046
       Transfers between sub-accounts
           and the Company                               (1,106,786)          760,875         1,047,804          (356,259)
       Withdrawals                                         (909,224)         (350,731)         (866,637)         (286,529)
       Annual contract fee                                  (67,767)          (34,376)          (53,802)          (30,689)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,177,944)        8,293,409           748,179         6,097,569
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                 538,632        12,173,515           784,151         6,960,615

Contract owners' equity at
    beginning of period                                  18,216,106         6,042,591        13,270,281         6,309,666
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  18,754,738     $  18,216,106     $  14,054,432     $  13,270,281
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              93

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                       SCUDDER CONSERVATIVE INCOME          SCUDDER GROWTH & INCOME
                                                              STRATEGY-B (18)                     STRATEGY-B (18)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $       2,398     $           0     $      61,541     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                            59,631             1,474         1,025,946            57,309
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (57,233)           (1,474)         (964,405)          (57,309)

Net realized gain (loss)                                     30,426             1,264           435,095            40,673
Unrealized appreciation (depreciation)
    during the period                                       139,843             9,539         3,839,853           796,183
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 113,036             9,329         3,310,543           779,547

Changes from principal transactions:
       Purchase payments                                  4,856,785           421,875        78,375,272        15,730,003
       Transfers between sub-accounts
           and the Company                                  819,259           137,008        13,093,841         5,415,951
       Withdrawals                                          (45,336)           (6,671)       (1,469,423)          (26,144)
       Annual contract fee                                   (2,176)                0           (29,835)                0
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    5,628,532           552,212        89,969,855        21,119,810
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               5,741,568           561,541        93,280,398        21,899,357

Contract owners' equity at
    beginning of period                                     561,541                 0        21,899,357                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   6,303,109     $     561,541     $ 115,179,755     $  21,899,357
                                                      =============     =============     =============     =============

----------

(18) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER INCOME & GROWTH
                                                              STRATEGY-B (18)              SCUDDER GROWTH STRATEGY-B (18)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $      29,105     $           0     $     100,740     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           263,674            20,940         1,235,132            87,212
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (234,569)          (20,940)       (1,134,392)          (87,212)

Net realized gain (loss)                                    120,917            37,270           274,937            19,994
Unrealized appreciation (depreciation)
    during the period                                       698,455           200,746         5,684,118         1,467,928
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 584,803           217,076         4,824,663         1,400,710

Changes from principal transactions:
       Purchase payments                                 17,716,474         6,568,987        89,118,422        24,083,748
       Transfers between sub-accounts
           and the Company                                1,327,375           782,546        12,163,666         7,026,030
       Withdrawals                                         (487,250)          (34,076)       (1,386,571)          (23,798)
       Annual contract fee                                   (2,864)                0           (48,459)             (688)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   18,553,735         7,317,457        99,847,058        31,085,292
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              19,138,538         7,534,533       104,671,721        32,486,002

Contract owners' equity at
    beginning of period                                   7,534,533                 0        32,486,002                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  26,673,071     $   7,534,533     $ 137,157,723     $  32,486,002
                                                      =============     =============     =============     =============

----------

(18) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            SCUDDER TEMPLETON                     SCUDDER MERCURY
                                                           FOREIGN VALUE-B (19)                 LARGE CAP CORE-B (19)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $      12,859     $           0     $       4,751     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                             9,886               123            13,347               503
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                  2,973              (123)           (8,596)             (503)

Net realized gain (loss)                                     14,169                 5             4,352                 9
Unrealized appreciation (depreciation)
    during the period                                        60,932             3,416            99,219            12,905
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                  78,074             3,298            94,975            12,411

Changes from principal transactions:
       Purchase payments                                    447,095            28,878            60,898             1,276
       Transfers between sub-accounts
           and the Company                                  617,596            75,597           620,602           446,440
       Withdrawals                                          (28,160)             (113)          (16,586)              (61)
       Annual contract fee                                     (915)             (104)           (3,004)             (293)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    1,035,616           104,258           661,910           447,362
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               1,113,690           107,556           756,885           459,773

Contract owners' equity at
    beginning of period                                     107,556                 0           459,773                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   1,221,246     $     107,556     $   1,216,658     $     459,773
                                                      =============     =============     =============     =============

----------

(19) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                  SUB-ACCOUNT
                                                      ---------------------------------
                                                                             SCUDDER
                                                         SCUDDER           EQUITY 500
                                                        BOND-B (6)        INDEX--B (20)
                                                      --------------     --------------
                                                       YEAR ENDED          YEAR ENDED
                                                       DECEMBER 31         DECEMBER 31
                                                          2005                2005
                                                      --------------     --------------
Income:
   Dividends                                          $            0     $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                793            188,781
                                                      --------------     --------------

Net investment income (loss)                                    (793)          (188,781)

Net realized gain (loss)                                         (57)           357,940
Unrealized appreciation (depreciation)
    during the period                                            905           (478,917)
                                                      --------------     --------------

Net increase (decrease) in
    contract owners' equity from operations                       55           (309,758)

Changes from principal transactions:
       Purchase payments                                      62,577            280,475
       Transfers between sub-accounts
           and the Company                                   131,490         38,838,523
       Withdrawals                                              (600)          (476,026)
       Annual contract fee                                         0                 --
                                                      --------------     --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       193,467         38,642,972
                                                      --------------     --------------

Total increase (decrease) in
    contract owners' equity                                  193,522         38,333,214

Contract owners' equity at
    beginning of period                                            0                  0
                                                      --------------     --------------

Contract owners' equity at
    end of period                                     $      193,522     $   38,333,214
                                                      ==============     ==============

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(20) Commencement of Operations, September 16, 2005, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                                                         ALGER AMERICAN
                                                ALGER AMERICAN BALANCED--B            LEVERAGED ALL CAP--B
                                               ---------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     ------------
Income:
   Dividends                                   $    455,483     $    424,403     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                   483,851          462,849          134,935          121,975
                                               ------------     ------------     ------------     ------------

Net investment income (loss)                        (28,368)         (38,446)        (134,935)        (121,975)

Net realized gain (loss)                            579,338          444,187          324,763          186,480
Unrealized appreciation (depreciation)
    during the period                             1,409,600          405,540          828,475          416,017
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations       1,960,570          811,281        1,018,303          480,522

Changes from principal transactions:
       Purchase payments                            749,777        8,247,575          201,622        2,960,021
       Transfers between sub-accounts
           and the Company                       (2,855,369)         106,960         (341,152)         (31,956)
       Withdrawals                               (1,440,060)        (873,782)        (417,123)        (188,072)
       Annual contract fee                         (138,995)        (116,236)         (39,084)         (27,005)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (3,684,647)       7,364,517         (595,737)       2,712,988
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                      (1,724,077)       8,175,798          422,566        3,193,510

Contract owners' equity at
    beginning of period                          33,002,902       24,827,104        9,040,162        5,846,652
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $ 31,278,825     $ 33,002,902     $  9,462,728     $  9,040,162
                                               ============     ============     ============     ============


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                               ----------------------------------------------------------------
                                                      CREDIT SUISSE                      CREDIT SUISSE
                                                    EMERGING MARKETS--B          GLOBAL POST VENTURE CAPITAL--B
                                               ----------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     -------------
Income:
   Dividends                                   $     89,331     $     26,361     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                   189,099          127,586           40,597           30,808
                                               ------------     ------------     ------------     ------------

Net investment income (loss)                        (99,768)        (101,225)         (40,597)         (30,808)

Net realized gain (loss)                            954,646          352,835          110,662          100,474
Unrealized appreciation (depreciation)
    during the period                             2,140,637        1,576,900          301,630          191,175
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations       2,995,515        1,828,510          371,695          260,841

Changes from principal transactions:

       Purchase payments                            844,991        3,067,177           86,550          657,302
       Transfers between sub-accounts
           and the Company                        1,333,940          536,136        1,104,397          131,640
       Withdrawals                                 (420,475)        (230,016)         (50,478)         (23,338)
       Annual contract fee                          (50,549)         (27,424)          (9,881)          (6,798)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,707,907        3,345,873        1,130,588          758,806
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                       4,703,422        5,174,383        1,502,283        1,019,647

Contract owners' equity at
    beginning of period                          10,438,194        5,263,811        2,214,083        1,194,436
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $ 15,141,616     $ 10,438,194     $  3,716,366     $  2,214,083
                                               ============     ============     ============     ============

See accompanying notes.
                                                                              99

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                               DREYFUS SOCIALLY RESPONSIBLE               DREYFUS VIF
                                                       GROWTH FUND--B                  MIDCAP STOCK--B
                                               ---------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     ------------
Income:
   Dividends                                   $          0     $      3,259     $    155,055     $    944,759

Expenses:
    Mortality and expense risk
       and administrative charges                    33,093           31,165          597,820          486,657
                                               ------------     ------------     ------------     ------------

Net investment income (loss)                        (33,093)         (27,906)        (442,765)         458,102

Net realized gain (loss)                             74,020           40,623        1,209,352          565,069
Unrealized appreciation (depreciation)
    during the period                                  (510)          81,139        1,980,423        3,022,685
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations          40,417           93,856        2,747,010        4,045,856

Changes from principal transactions:
       Purchase payments                             80,242          376,932        1,507,368        9,485,791
       Transfers between sub-accounts
           and the Company                         (106,422)          10,316          273,241        1,886,017
       Withdrawals                                  (90,482)         (91,392)      (1,559,247)        (779,811)
       Annual contract fee                          (10,122)          (9,040)        (168,125)        (118,148)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (126,784)         286,816           53,237       10,473,849
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                         (86,367)         380,672        2,800,247       14,519,705

Contract owners' equity at
    beginning of period                           2,209,912        1,829,240       37,684,362       23,164,657
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $  2,123,545     $  2,209,912     $ 40,484,609     $ 37,684,362
                                               ============     ============     ============     ============

See accompanying notes.
                                                                             100

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                    INVESCO UTILITIES--B               BASIC VALUE FOCUS--A
                                               ---------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     ------------
Income:
   Dividends                                   $    143,355     $     87,457     $  2,632,986     $    397,369

Expenses:
    Mortality and expense risk
       and administrative charges                    88,975           58,361          478,973          542,280
                                               ------------     ------------     ------------     ------------

Net investment income (loss)                         54,380           29,096        2,154,013         (144,911)

Net realized gain (loss)                            353,042          119,925          840,379          512,399
Unrealized appreciation (depreciation)
    during the period                               337,141          623,914       (2,726,911)       2,858,346
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations         744,563          772,935          267,481        3,225,834

Changes from principal transactions:
       Purchase payments                            286,533          679,292          110,644          261,358
       Transfers between sub-accounts
           and the Company                        1,269,811           63,352       (3,711,139)      (2,468,211)
       Withdrawals                                 (435,787)         (79,612)      (2,917,388)      (2,203,849)
       Annual contract fee                          (24,706)         (14,663)         (80,513)         (89,655)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,095,851          648,369       (6,598,396)      (4,500,357)
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                       1,840,414        1,421,304       (6,330,915)      (1,274,523)

Contract owners' equity at
    beginning of period                           4,608,091        3,186,787       36,879,884       38,154,407
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $  6,448,505     $  4,608,091     $ 30,548,969     $ 36,879,884
                                               ============     ============     ============     ============

See accompanying notes.
                                                                             101

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                         SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                 SMALL CAP VALUE FOCUS--A             GLOBAL ALLOCATION--B
                                               ---------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     ------------
Income:
   Dividends                                   $  2,292,220     $  2,018,790     $     38,954     $     47,238

Expenses:
    Mortality and expense risk
       and administrative charges                   246,415          264,087           24,353           25,407
                                               ------------     ------------     ------------     ------------


Net investment income (loss)                      2,045,805        1,754,703           14,601           21,831


Net realized gain (loss)                            640,344          513,795           32,367           35,718
Unrealized appreciation (depreciation)
    during the period                            (1,371,626)         (64,432)          97,739          144,408
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations       1,314,523        2,204,066          144,707          201,957

Changes from principal transactions:

       Purchase payments                             37,256          134,940           15,625              485
       Transfers between sub-accounts
           and the Company                       (2,090,361)      (1,613,036)         (47,227)        (209,113)
       Withdrawals                               (1,085,385)        (630,407)         (85,147)         (68,614)
       Annual contract fee                          (45,985)         (49,072)          (4,067)          (4,318)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (3,184,476)      (2,157,575)        (120,816)        (281,560)
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                      (1,869,953)          46,491           23,891          (79,603)

Contract owners' equity at
    beginning of period                          18,357,031       18,310,540        1,718,595        1,798,198
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $ 16,487,078     $ 18,357,031     $  1,742,486     $  1,718,595
                                               ============     ============     ============     ============


See accompanying notes.
                                                                             102

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                            SUB-ACCOUNT
                                               -------------------------------------
                                                               TOTAL
                                               -------------------------------------
                                                       YEAR ENDED DECEMBER 31
                                                    2005                  2004
                                               ----------------     ----------------
Income:
   Dividends                                   $    870,466,538     $    304,090,221

Expenses:
    Mortality and expense risk
       and administrative charges                   419,953,540          327,741,021
                                               ----------------     ----------------

Net investment income (loss)                        450,512,998          (23,650,800)

Net realized gain (loss)                            439,015,191          (95,006,990)
Unrealized appreciation (depreciation)
    during the period                               593,202,979        2,203,497,322
                                               ----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations       1,482,731,169        2,084,839,532

Changes from principal transactions:

       Purchase payments                          6,651,042,264        4,782,928,698
       Transfers between sub-accounts
           and the Company                          356,295,257          461,927,073

       Withdrawals                               (2,289,427,075)      (1,646,987,670)

       Annual contract fee                          (53,471,528)         (46,143,597)
                                               ----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions            4,664,438,918        3,551,724,504
                                               ----------------     ----------------

Total increase (decrease) in
    contract owners' equity                       6,147,170,087        5,636,564,036

Contract owners' equity at
    beginning of period                          24,619,877,464       18,983,313,428
                                               ----------------     ----------------

Contract owners' equity at
    end of period                              $ 30,767,047,551     $ 24,619,877,464
                                               ================     ================



See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                          Notes to Financial Statements

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the Account) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-nine Funds of the John Hancock Investment Trust (the Trust) (formerly the Manufactures Investment Trust), thirty-seven Funds of the Scudder Variable Series Trust, two Funds of the Alger American Fund, two Funds of the Credit Suisse Trust, two Funds of the Dreyfus Service Corporation, one Fund of the Invesco VIF Funds and three Fundss of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40,
41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71,
73, 74, 75, 76, 77, 78, 80, 81, 82, 83, 84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN
1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41,
42, 43, 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91, 92, 93 VENR 21,
23, 31, 41, 51, 53, 61, 71, 18, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74,
75, 76, 77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage Annuity 10, 11,
12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36,
37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60,
61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86
(VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33,
34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53,
55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82,
83, 85, 86), Venture Vision Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B,
27B, 28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load
Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

On April 30, 2004, two sub-accounts Quantitative Equity and Balanced ceased operations through a vote of the board of directors.

On May 3, 2004, nine sub-accounts, American Century Small Company, PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth-Class B, John Hancock Strategic Income, John Hancock International Equity Index--Class A, John Hancock International Equity Index--Class B commenced operation.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On June 18, 2004, International Index sub-account ceased operations through a vote of the Board of Directors.

On August 16, 2004, four sub-accounts, Scudder Conservative Income-Class B, Scudder Growth & Income Strategy-Class B, Scudder Income & Growth Strategy-Class B, and Scudder Growth Strategy-Class B commenced operation.

On November 15, 2004, two sub-accounts, Scudder Mercury Large Cap Core-Class B and Scudder Templeton Foreign Value-Class B commenced operation.

On April 29, 2005 fifteen sub-accounts ceased operations through a vote of the board of directors; Diversified Bond Class A and Class B, Overseas Class A and Class B, Aggressive Growth Class A and Class B, Small Company Blend Class A and Class B, Strategic Growth Class A and Class B, Great Companies Class B, Scudder 21st Century Growth, Scudder Growth, Scudder Eagle Focused Large Cap Growth and Scudder Focus Value & Growth.

On April 29, 2005 fourteen sub-accounts Small Cap Opportunities Class A, US Global Leaders Class A, Active Bond Class A, Active Bond Class B, CGTC Overseas Equity Class B, Independence Investment LLC -- Small Cap Class B, Marisco International Opportunities Class B, T Rowe Price Mid Value Class B, UBS Large Cap Class B, US High Yield Bond Class B, Wellington Small Cap Growth Class B, Wellington Small Cap Value Class B, Wells Capital Core Bond Class B and Scudder Bond Class B commenced operation.

On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

On August 1, 2005 the American Bond Class B sub-account commenced operation.

On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Fund.

On September 16, 2005 the Scudder Equity Index Portfolio sub-account commenced operation.

On September 16, 2005 Scudder Index 500 Portfolio B sub-account ceased operations through a vote of the Board of Directors.

On October 28, 2005, Scudder Aggressive Growth Class B was renamed Scudder Mid Cap Growth Class B through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Fund.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by John Hancock Life Insurance Company of New York (JHNY). JHNY is a wholly owned subsidiary of the Company.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
      30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
      25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iv)  Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
      TYP 10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)   Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
      22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi)  Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
      71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

(vii) Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
      66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90,
      91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56,
      58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

(viii)Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
      deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.

(x)   Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
      84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55, 56,
      MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65, 66, 67,
      68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xi)  Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
      deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xii) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xiii)Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xiv) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

(xvi) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(xvii) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.

(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2005:

                                                       PURCHASES             SALES
                                                    ---------------     ---------------
Strategic Opportunities Portfolio--Class A          $     5,138,274     $    91,185,548
Strategic Opportunities Portfolio--Class B                1,956,300           5,844,585
Investment Quality Bond Portfolio--Class A               18,930,093          49,859,101
Investment Quality Bond Portfolio--Class B               33,456,405          13,958,803
Growth & Income Portfolio--Class A                       47,770,786         261,857,530
Growth & Income Portfolio--Class B                       10,209,137          21,335,978
Blue Chip Growth Portfolio--Class A                      12,321,696         159,025,926
Blue Chip Growth Portfolio--Class B                      33,419,819          20,484,633
Money Market Portfolio--Class A                         295,662,734         339,922,405
Money Market Portfolio--Class B                         380,556,054         338,141,275
Global Equity Portfolio--Class A                         10,993,158          54,816,242
Global Equity Portfolio--Class B                          9,811,501           5,921,617
Global Bond Portfolio--Class A                           25,641,999          36,842,962
Global Bond Portfolio--Class B                           65,276,754          19,505,324
U.S. Government Securities Portfolio--Class A            25,649,695          73,116,727
U.S. Government Securities Portfolio--Class B            13,549,311          42,915,277
Diversified Bond Portfolio--Class A                      10,621,227         170,988,159
Diversified Bond Portfolio--Class B                     109,626,392         392,971,941
Income & Value Portfolio--Class A                        13,995,267         116,157,869
Income & Value Portfolio--Class B                         8,596,248          29,170,942
Large Cap Growth Portfolio--Class A                      15,365,008          66,813,251
Large Cap Growth Portfolio--Class B                      13,110,630          20,769,239
Equity-Income Portfolio--Class A                         62,564,389         144,157,752
Equity-Income Portfolio--Class B                         51,558,050          33,704,129
Strategic Bond Portfolio--Class A                        20,071,041          42,773,908
Strategic Bond Portfolio--Class B                        35,988,745          10,896,762
Overseas Portfolio--Class A                               2,426,050         172,913,207
Overseas Portfolio--Class B                               3,599,829          41,802,107
All Cap Core Portfolio--Class A                          10,636,857          48,262,644
All Cap Core Portfolio--Class B                           2,825,527           5,746,277
All Cap Growth Portfolio--Class A                         3,712,617          71,276,539
All Cap Growth Portfolio--Class B                         3,787,324          11,218,390
International Small Cap Portfolio--Class A               18,611,446          38,586,164
International Small Cap Portfolio--Class B               17,094,584          17,250,041
Pacific Rim Emerging Markets Portfolio--Class A          22,223,256          15,416,256

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                       PURCHASES             SALES
                                                    ---------------     ---------------
Pacific Rim Emerging Markets Portfolio--Class B     $    25,347,360     $    11,856,511
Science & Technology Portfolio--Class A                  11,958,553          75,243,428
Science & Technology Portfolio--Class B                   9,498,047          17,573,164
Emerging Small Company Portfolio--Class A                13,878,070          46,050,644
Emerging Small Company Portfolio--Class B                15,221,272          18,522,422
Aggressive Growth Portfolio--Class A                      1,071,641         158,339,611
Aggressive Growth Portfolio--Class B                      1,205,572          36,504,967
International Stock Portfolio--Class A                    9,009,883          24,080,912
International Stock Portfolio--Class B                    8,602,603          10,429,784
Value Portfolio--Class A                                  17,020968          74,422,578
Value Portfolio--Class B                                 11,405,917          19,016,295
Real Estate Securities Portfolio--Class A                46,526,166          56,630,901
Real Estate Securities Portfolio--Class B                44,771,917          43,144,634
High Yield Portfolio--Class A                            64,894,298         113,792,725
High Yield Portfolio--Class B                            46,824,347          69,102,212
Lifestyle Aggressive 1000 Portfolio--Class A             41,765,662          40,034,293
Lifestyle Aggressive 1000 Portfolio--Class B             44,801,375          33,063,933
Lifestyle Growth 820 Portfolio--Class A                 205,397,423         147,436,958
Lifestyle Growth 820 Portfolio--Class B               2,401,185,757          36,151,090
Lifestyle Balanced 640 Portfolio--Class A               252,187,657         160,215,579
Lifestyle Balanced 640 Portfolio--Class B             2,179,409,802          49,260,679
Lifestyle Moderate 460 Portfolio--Class A                90,099,476          67,479,084
Lifestyle Moderate 460 Portfolio--Class B               469,808,141          33,526,406
Lifestyle Conservative 280 Portfolio--Class A            69,851,560          71,740,791
Lifestyle Conservative 280 Portfolio--Class B           188,728,960          60,108,698
Small Company Value Portfolio--Class A                   19,386,300          80,791,567
Small Company Value Portfolio--Class B                   19,891,596          39,984,093
International Value Portfolio--Class A                  191,742,456          63,230,845
International Value Portfolio--Class B                   70,425,176          41,314,832
Small Company Blend Portfolio--Class A                    1,131,144          97,069,211
Small Company Blend Portfolio--Class B                    1,794,086          61,754,803
Total Return Portfolio--Class A                          44,593,781          95,394,064
Total Return Portfolio--Class B                          41,981,977          54,423,534
US Large Cap Value Portfolio--Class A                     9,509,946          88,066,553

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                   PURCHASES             SALES
                                                ---------------     ---------------
US Large Cap Value Portfolio--Class B           $     7,764,215     $    26,613,171
Mid Cap Stock Portfolio--Class A                    167,925,174          66,522,345
Mid Cap Stock Portfolio--Class B                     61,808,041          33,606,940
Global Allocation Portfolio--Class A                 10,351,320          12,252,482
Global Allocation Portfolio--Class B                 59,124,364           5,939,444
Dynamic Growth Portfolio--Class A                     9,695,753          24,806,839
Dynamic Growth Portfolio--Class B                    11,293,181          13,105,881
Total Stock Market Index Portfolio--Class A           3,547,280           9,882,413
Total Stock Market Index Portfolio--Class B           7,930,089           8,436,027
500 Index Portfolio--Class A                         19,829,710          54,903,578
500 Index Portfolio--Class B                         16,542,006          35,414,784
Mid Cap Index Portfolio--Class A                     14,146,647          20,868,824
Mid Cap Index Portfolio--Class B                     12,776,696          13,814,978
Small Cap Index Portfolio--Class A                   10,695,302          17,154,470
Small Cap Index Portfolio--Class B                    9,990,266          11,075,375
Capital Appreciation Portfolio--Class A              12,584,927          15,056,306
Capital Appreciation Portfolio--Class B              10,708,197          10,055,463
Health Sciences Portfolio--Class A                   19,889,131          23,507,583
Health Sciences Portfolio--Class B                   19,997,052          16,551,393
Financial Services Portfolio--Class A                 5,123,664          10,310,035
Financial Services Portfolio--Class B                 4,854,761           7,072,343
Quantitative Mid Cap Portfolio--Class A               8,705,942           8,372,905
Quantitative Mid Cap Portfolio--Class B               7,803,534           5,670,289
Strategic Growth Portfolio--Class A                   1,613,951          45,500,295
Strategic Growth Portfolio--Class B                   1,330,251          33,557,217
All Cap Value Portfolio--Class A                     12,889,078          20,012,070
All Cap Value Portfolio--Class B                     11,374,998          14,964,537
Strategic Value Portfolio--Class A                    5,621,155          10,738,080
Strategic Value Portfolio--Class B                    5,523,568           5,692,904
Utilities Portfolio--Class A                         28,615,226          24,859,221
Utilities Portfolio--Class B                         31,529,391          21,604,758
Mid Cap Value Portfolio--Class A                     35,375,905          53,871,576
Mid Cap Value Portfolio--Class B                     31,568,089          40,303,152
Fundamental Value Portfolio--Class A                 19,931,163          39,018,042
Fundamental Value Portfolio--Class B                 67,380,102          15,790,002
Emerging Growth Portfolio--Class B                    8,270,689           8,246,061

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                             PURCHASES             SALES
                                                          ---------------     ---------------
Natural Resources Portfolio--Class B                      $   120,374,125     $    62,822,089
Mid Cap Core Portfolio--Class B                                12,654,482          11,963,702
Quantitative All Cap Portfolio--Class B                         2,646,864           1,763,106
Large Cap Value Portfolio--Class B                             69,994,453          29,516,878
Small Cap Opportunities Portfolio--Class A                     92,710,655          18,626,754
Small Cap Opportunities Portfolio--Class B                     84,844,468          37,320,596
Special Value Portfolio--Class B                               22,054,319          23,170,318
Real Return Bond Portfolio--Class B                            50,002,330          42,305,137
Great Companies America Portfolio--Class B                         37,838             296,289
American International Portfolio --Class B                    261,320,773          40,617,392
American Growth Portfolio--Class B                            288,646,474          48,417,769
American Blue-Chip Income & Growth Portfolio--Class B          39,582,522          28,691,235
American Growth-Income Portfolio--Class B                     260,403,228          32,646,733
American Bond Portfolio--Class B                              129,483,247           4,585,581
American Century Small Company --Class B                       30,250,603          12,194,530
PIMCO VIT All Asset Portfolio                                  50,340,830          11,990,007
Core Equity  Class B                                           31,081,449           9,997,389
Classic Value  Class B                                         13,750,243           6,646,876
Quantitative Value --Class B                                    2,933,378             554,469
US Global Leaders Growth--Class A                              44,391,229           9,869,848
US Global Leaders Growth--Class B                              37,043,447          10,361,776
John Hancock Strategic Income  Class B                         12,080,487           3,930,787
John Hancock Int'l Eq Index--Class A                           11,120,481           7,836,363
John Hancock Int'l Eq Index --Class B                          14,691,696           8,989,590
Active Bond--Class A                                          162,079,139          24,684,422
Active Bond--Class B                                          512,811,209          21,756,917
CGTC Overseas Equity --Class B                                  5,079,772           1,045,860
Independence Investment LLC Small Cap--Class B                    825,706             228,895
Marisco International Opportunities--Class B                   12,586,096           1,116,592
T Rowe Price Mid Value--Class B                                 4,835,863             309,656
UBS Large Cap--Class B                                          1,002,009             197,636
US High Yield--Class B                                          1,400,819             152,075
Wellington Small Cap Growth --Class B                          20,849,562           3,382,300
Wellington Small Cap Value --Class B                           37,939,904           4,496,739
Wells Capital Core Bond--Class B                                  884,405             187,675
Scudder 21st Century Growth Portfolio--Class B                    298,766           6,416,542
Scudder Capital Growth Portfolio--Class B                      36,548,860           4,350,276
Scudder Global Discovery Portfolio--Class B                     3,890,210           1,814,458
Scudder Growth & Income Portfolio--Class B                     11,778,121           2,488,368

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                 PURCHASES            SALES
                                                              ---------------     ---------------
Scudder Health Sciences Portfolio--Class B                    $     1,538,187     $     2,807,366
Scudder International Portfolio--Class B                            3,909,929           4,570,412
Scudder Mid Cap Growth Portfolio--Class B                             612,213           1,025,560
Scudder Blue Chip Portfolio--Class B                                2,657,316           2,849,854
Scudder Contarian Value Portfolio--Class B                          3,260,681           3,583,129
Scudder Global Blue Chip Portfolio--Class B                         2,193,798             916,925
Scudder Government Securities Portfolio--Class B                    5,139,169           7,123,885
Scudder Growth Portfolio--Class B                                     775,805          12,268,659
Scudder High Income Portfolio--Class B                             10,990,155          12,583,607
Scudder International Select Equity Portfolio--Class B              4,800,486           4,399,317
Scudder Fixed Income Portfolio--Class B                             9,177,172           9,561,341
Scudder Money Market Portfolio--Class B                            54,663,894          49,984,165
Scudder Small Cap Growth Portfolio--Class B                         7,773,374           3,168,651
Scudder Technology Growth Portfolio--Class B                          961,937           2,245,685
Scudder Total Return Portfolio--Class B                             2,006,497           3,715,838
Scudder Davis Venture Value Portfolio--Class B                      4,026,254           4,390,085
Scudder Dreman Financial Services Portfolio--Class B                1,445,117           2,101,875
Scudder Dreman High Return Equity Portfolio--Class B                8,629,944           8,218,270
Scudder Dreman Small Cap Value Portfolio--Class B                   9,378,762           5,505,139
Scudder Eagle Focused Large Cap Growth Portfolio--Class B           1,402,268          23,551,434
Scudder Focus Value & Growth Portfolio--Class B                       263,628           8,719,067
Scudder Index 500 Portfolio--Class B                               20,288,731          69,641,002
Scudder Salomon Growth Portfolio--Class B                             707,570             845,483
Scudder Janus Growth & Income Portfolio--Class B                    3,670,718           2,700,454
Scudder Janus Growth Opportunities Portfolio--Class B               2,302,166           1,775,609
Scudder MFS Strategic Value Portfolio--Class B                      5,812,210           3,481,985
Scudder Oak Strategic Equity Portfolio--Class B                     1,660,416           2,938,816
Scudder Turner Mid Cap Growth Portfolio--Class B                    2,916,730           3,024,860
Scudder Real Estate Portfolio--Class B                              3,810,279           3,659,041
Scudder Strategic Income Portfolio--Class B                         3,611,266           2,016,681
Scudder Conservative Income Strategy                                6,744,710           1,173,411
Scudder Growth & Income Strategy                                   95,189,755           6,184,306
Scudder Income & Growth Strategy                                   20,985,233           2,666,068
Scudder Growth Strategy                                           102,457,144           3,744,478
Scudder Templeton Foreign Value                                     1,320,005             281,415
Scudder Mercury Large Cap Core                                        706,729              53,416
Scudder Bond Index--Class B                                           206,108              13,434
Scudder Equity Index 500--Class B                                  49,918,073          11,705,836

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                    PURCHASES            SALES
                                                                 ---------------     ---------------
Alger American Balanced Portfolio--Class B                       $     1,483,466     $     5,196,482
Alger American Leveraged All Cap Portfolio--Class B                      923,917           1,654,589
Credit Suisse Emerging Markets Portfolio--Class B                      3,513,034           1,904,894
Credit Suisse Global Post Venture Capital Portfolio--Class B           1,407,001             317,008
Dreyfus Socially Responsible Growth Fund Portfolio--Class B              149,711             309,588
Dreyfus VIF Midcap Stock Portfolio--Class B                            3,182,302           3,571,830
Invesco Utilities Portfolio--Class B                                   2,160,621           1,010,390
Basic Value Focus Portfolio--Class A                                   3,018,863           7,463,246
Small Cap Value Focus Portfolio--Class A                               2,400,724           3,539,396
Global Allocation Portfolio--Class B                                      84,705             190,920


                                                                 ---------------     ---------------
Total                                                            $11,833,286,745     $ 6,718,617,621
                                                                 ===============     ===============

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)

   6.  CONDENSED FINANCIAL INFORMATION

                                                                      STRATEGIC OPPORTUNITIES CLASS A
                                       ---------------------------------------------------------------------------------------------
                                             2005             2004              2003                2002                  2001
                                       ---------------  ----------------  ----------------  --------------------  ------------------

Units, beginning of period                  19,866,713        23,975,214        28,763,592            35,863,305          31,289,671
Units issued                                   257,733           770,830         4,632,461             8,220,338          11,998,315
Units redeemed                             (4,403,696)       (4,880,029)       (9,420,839)          (15,320,051)        (14,424,681)
                                       ---------------  ----------------  ----------------  --------------------  ------------------

Units, end of period                        15,720,750        19,866,713        23,975,214            28,763,592          35,863,305
                                       ===============  ================  ================  ====================  ==================

Unit value                                $8.718828 TO      $8.090001 to      $7.334049 to          $5.933797 to       $9.866815 to
                                            $45.290043        $41.811179        $37.711536            $30.356953         $50.221375

Net assets, end of period                 $346,975,522      $403,597,796      $441,202,853          $428,283,621        $900,475,404

Investment income ratio*                         0.45%             0.09%             0.00%                 0.00%               0.50%

Expense ratio, lowest to highest**      0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%      0.45% to 1.90%

Total return, lowest to highest***      7.67% TO 9.23%  10.20% to 11.81%  23.47% to 25.28%  (39.92%) to (39.04%)  (0.21%) to (0.13%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





   6.  CONDENSED FINANCIAL INFORMATION

                                                                      STRATEGIC OPPORTUNITIES CLASS B (1)
                                               ---------------------------------------------------------------------------------
                                                    2005                2004                  2003                  2002
                                               --------------     ----------------      ----------------    --------------------

Units, beginning of period                          2,329,790            2,145,098             1,104,414                       0
Units issued                                          199,215            1,480,786             2,060,340               1,211,625
Units redeemed                                      (522,752)          (1,296,094)           (1,019,656)               (107,211)
                                               --------------     ----------------      ----------------    --------------------

Units, end of period                                2,006,253            2,329,790             2,145,098               1,104,414
                                               ==============     ================      ================    ====================

Unit value                                      $11.711401 TO        $10.867778 to          $9.831290 to            $7.956590 to
                                                   $17.199269           $16.008128            $14.525009               $8.263137

Net assets, end of period                         $24,166,177          $26,005,890           $21,670,255              $9,024,266

Investment income ratio*                                0.27%                0.02%                 0.00%                   0.00%

Expense ratio, lowest to highest**             0.45% TO 2.05%       0.45% to 2.05%        0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to highest***             7.33% TO 9.06%     10.10% to 11.88%      16.12% to 25.05%    (36.35%) to (33.89%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         INVESTMENT QUALITY BOND CLASS A
                                           --------------------------------------------------------------------------------------
                                                2005              2004              2003              2002               2001
                                           --------------    --------------    --------------    --------------    --------------

Units, beginning of period                      9,593,616        12,230,819        16,073,713        15,137,400        11,628,596
Units issued                                      410,177           987,804         2,094,543         7,414,661         8,502,029
Units redeemed                                (2,231,350)       (3,625,007)       (5,937,437)       (6,478,348)       (4,993,225)
                                           --------------    --------------    --------------    --------------    --------------

Units, end of period                            7,772,443         9,593,616        12,230,819        16,073,713        15,127,400
                                           ==============    ==============    ==============    ==============    ==============

Unit value                                  $14.696388 TO     $14.646103 to     $14.242579 to     $13.525539 to     $12.539051 to
                                               $30.303725        $30.017391        $29.012843        $27.385094        $25.233827

Net assets, end of period                    $167,180,756      $204,557,706      $253,171,307      $313,900,631           280,574

Investment income ratio*                            5.80%             6.19%             5.33%             5.23%             5.86%

Expense ratio, lowest to highest**         0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%    0.45% to 1.90%    0.45% to 1.90%

Total return, lowest to highest***         0.34% TO 1.80%    2.83% to 4.34%    5.30% to 6.84%    7.87% to 9.44%    0.31% to 6.85%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INVESTMENT QUALITY BOND CLASS B (1)
                                          -----------------------------------------------------------------------------------
                                                2005                   2004                 2003                  2002
                                          ----------------        --------------       --------------        --------------

Units, beginning of period                       3,803,853             3,867,454            1,956,561                     0
Units issued                                     2,205,060             2,345,400            3,423,230             2,266,599
Units redeemed                                   (992,077)           (2,409,001)          (1,512,337)             (310,038)
                                          ----------------        --------------       --------------        --------------

Units, end of period                             5,016,836             3,803,853            3,867,454             1,956,561
                                          ================        ==============       ==============        ==============

Unit value                                   $13.033043 TO         $13.038177 to        $12.717659 to         $13.311657 to
                                                $15.176282            $14.941909           $14.342633            $13.434847

Net assets, end of period                      $73,032,734           $55,107,583          $54,453,733           $26,123,571

Investment income ratio*                             4.65%                 4.96%                6.83%                 0.24%

Expense ratio, lowest to highest**          0.45% TO 2.05%        0.45% to 2.05%       0.45% to 2.05%        0.45% to 1.90%

Total return, lowest to highest***        (0.04%) TO 1.57%        2.52% to 4.18%       1.74% to 6.76%        6.49% to 7.48%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          GROWTH & INCOME CLASS A
                                      ----------------------------------------------------------------------------------------------
                                           2005             2004              2003                 2002                  2001
                                      --------------   --------------   ----------------   --------------------  -------------------

Units, beginning of period                48,092,991       57,446,197         66,593,302             80,873,880           85,299,596
Units issued                                 668,427        1,438,015          4,330,626              8,302,786           12,270,437
Units redeemed                          (10,804,346)     (10,791,221)       (13,477,731)           (22,583,364)         (15,696,153)
                                      --------------   --------------   ----------------   --------------------  -------------------

Units, end of period                      37,957,072       48,092,991         57,446,197             66,593,302           80,873,880
                                      ==============   ==============   ================   ====================  ===================

Unit value                              $9.887534 TO     $9.861332 to       $9.399287 to           $7.556172 to         10.162651 to
                                          $30.558120       $30.370984         $28.846586             $23.109098           $30.971701

Net assets, end of period               $881,124,784   $1,114,409,905     $1,271,216,568         $1,189,608,530       $1,976,732,840

Investment income ratio*                       1.44%            0.88%              1.01%                  0.65%                0.41%

Expense ratio, lowest to highest**    0.45% TO 1.90%   0.45% to 1.90%     0.45% to 1.90%         0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***    0.12% TO 1.57%   4.76% to 6.29%   24.21% to 26.02%   (25.76%) to (24.67%)  (14.54%) to (4.69%)


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        GROWTH & INCOME CLASS B (1)
                                          -----------------------------------------------------------------------------------------
                                                2005                     2004                   2003                   2002
                                          ----------------          --------------        ----------------     --------------------

Units, beginning of period                       7,864,598               6,966,652               3,162,441                        0
Units issued                                       585,200               4,879,441               5,036,572                3,500,177
Units redeemed                                 (1,572,239)             (3,981,495)             (1,232,361)                (337,736)
                                          ----------------          --------------        ----------------     --------------------

Units, end of period                             6,877,559               7,864,598               6,966,652                3,162,441
                                          ================          ==============        ================     ====================

Unit value                                   $12.434326 TO           $12.412328 to           $11.843741 to             $9.525105 to
                                                $15.540552              $15.559539              $14.891503               $10.375910

Net assets, end of period                      $90,982,652            $103,786,549             $87,718,980              $32,065,912

Investment income ratio*                             1.22%                   0.65%                   1.31%                    0.02%

Expense ratio, lowest to highest**          0.45% TO 2.05%          0.45% to 2.05%          0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***        (0.22%) TO 1.38%          4.38% to 6.07%        19.05% to 25.84%     (23.80%) to (16.99%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          BLUE CHIP GROWTH CLASS A
                                       ---------------------------------------------------------------------------------------------
                                            2005             2004             2003                 2002                  2001
                                       --------------   --------------  ----------------   --------------------  -------------------

Units, beginning of period                 41,137,160       48,830,767        55,143,345             65,796,072           68,424,127
Units issued                                  614,577        1,862,535         6,338,193              8,593,015           13,661,645
Units redeemed                            (8,201,111)      (9,556,142)      (12,650,771)           (19,245,742)         (16,289,700)
                                       --------------   --------------  ----------------   --------------------  -------------------

Units, end of period                       33,550,626       41,137,160        48,830,767             55,143,345           65,796,072
                                       ==============   ==============  ================   ====================  ===================

Unit value                              $10.177034 TO     $9.807280 to      $9.153842 to           $7.211675 to         $9.689796 to
                                           $22.463880       $21.626140       $ 20.165015             $15.870738           $21.302974

Net assets, end of period                $642,723,177     $759,231,872      $840,948,129           $748,537,843       $1,215,555,449

Investment income ratio*                        0.42%            0.12%             0.04%                  0.00%                0.00%

Expense ratio, lowest to highest**     0.45% TO 1.90%   0.45% to 1.90%    0.45% to 1.90%         0.45% to 1.90%        045% to 1.90%

Total return, lowest to highest***     3.62% TO 5.12%   6.98% to 8.54%  26.74% to 28.59%   (25.69%) to (24.60%)  (17.41%) to (2.85%)


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       BLUE CHIP GROWTH CLASS B (1)
                                           -----------------------------------------------------------------------------------
                                                2005                  2004                 2003                    2002
                                           --------------        --------------      ----------------     --------------------

Units, beginning of period                     10,151,828             7,295,955             3,412,751                        0
Units issued                                    2,714,726             8,801,633             5,659,677                3,698,126
Units redeemed                                (1,579,648)           (5,945,760)           (1,776,473)                (285,375)
                                           --------------        --------------      ----------------     --------------------

Units, end of period                           11,286,906            10,151,828             7,295,955                3,412,751
                                           ==============        ==============      ================     ====================

Unit value                                  $13.414252 TO         $12.942556 to         $12.090745 to             $9.527205 to
                                               $16.228991            $15.705218            $14.715763               $10.290923

Net assets, end of period                    $159,766,685          $138,678,457           $93,168,042              $34,460,397

Investment income ratio*                            0.00%                 0.06%                 0.19%                    0.00%

Expense ratio, lowest to highest**         0.45% TO 2.05%        0.45% to 2.05%        0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***         3.23% TO 4.89%        6.62% to 8.34%      17.65% to 28.44%     (23.78%) to (17.67%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                               MONEY MARKET CLASS A
                                           ----------------------------------------------------------------------------------------
                                                2005              2004               2003               2002              2001
                                           --------------   ----------------   ----------------   ----------------   --------------

Units, beginning of period                     22,525,176         31,177,087         56,776,128         65,338,944       41,114,369
Units issued                                   19,602,188         28,360,526         71,126,276        140,458,904      197,491,069
Units redeemed                               (22,751,981)       (37,012,400)       (96,725,317)      (149,021,720)    (173,266,494)
                                           --------------   ----------------   ----------------   ----------------   --------------

Units, end of period                           19,375,383         22,525,213         31,177,087         56,776,128       65,338,944
                                           ==============   ================   ================   ================   ==============

Unit value                                  $12.224145 TO      $12.134914 to      $12.269168 to      $12.432238 to    $12.523480 to
                                               $19.076452         $18.822668         $18.915167         $19.050311       $19.073731

Net assets, end of period                    $298,159,016       $343,103,484       $474,913,251       $862,061,014   $1,001,127,335

Investment income ratio*                            2.59%              0.77%              0.60%              1.17%            3.34%

Expense ratio, lowest to highest**         0.45% TO 1.90%     0.45% to 1.90%     0.45% to 1.90%     0.45% to 1.90%   0.45% to 1.90%

Total return, lowest to highest***         0.74% TO 2.20%   (1.09%) to 0.35%   (1.31%) to 0.13%   (0.73%) to 0.72%   0.19% to 3.12%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        MONEY MARKET CLASS B (1)
                                           -------------------------------------------------------------------------------
                                                2005                2004                 2003                   2002
                                           --------------     ----------------    ------------------      ----------------

Units, beginning of period                     13,717,625           13,360,390            15,049,329                     0
Units issued                                   32,626,072           28,434,433            44,120,139            47,218,626
Units redeemed                               (29,199,078)         (28,077,198)          (45,809,078)          (32,169,297)
                                           --------------     ----------------    ------------------      ----------------

Units, end of period                           17,144,619           13,717,625            13,360,390            15,049,329
                                           ==============     ================    ==================      ================

Unit value                                  $12.142504 TO        $12.077955 to         $12.236045 to         $12.420152 to
                                               $12.799788           $12.548983            $12.529721            $12.538332

Net assets, end of period                    $209,983,421         $166,751,889          $164,148,916          $187,189,382

Investment income ratio*                            2.46%                0.53%                 0.54%                 0.63%

Expense ratio, lowest to highest**         0.45% TO 2.05%       0.45% to 2.05%        0.45% to 2.05%        0.45% to 1.90%

Total return, lowest to highest***         0.38% TO 2.00%     (1.44%) to 0.15%    (1.51%) to (0.07%)      (0.64%) to 0.31%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL EQUITY CLASS A
                                      ----------------------------------------------------------------------------------------------
                                           2005              2004              2003                2002                  2001
                                      ---------------  ----------------  ----------------  --------------------  -------------------

Units, beginning of period                 12,557,791        14,732,770        18,038,233            21,611,381           24,643,214
Units issued                                  437,863           521,755         6,422,788            12,466,118           10,275,336
Units redeemed                            (2,263,202)       (2,696,734)       (9,728,251)          (16,039,266)         (13,307,169)
                                      ---------------  ----------------  ----------------  --------------------  -------------------

Units, end of period                       10,732,452        12,557,791        14,732,770            18,038,233           21,611,381
                                      ===============  ================  ================  ====================  ===================

Unit value                              $12.803909 TO     $11.773610 to     $10.446602 to          $8.344776 to        $10.503647 to
                                           $27.930013        $25.580338        $22.606366            $17.985999           $22.548612

Net assets, end of period                $264,520,685      $284,712,455      $297,329,407          $289,283,925         $441,635,347

Investment income ratio*                        1.27%             1.76%             0.94%                 1.40%                2.46%

Expense ratio, lowest to highest**     0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***    8.64% TO 10.22%  12.59% to 14.24%  25.06% to 26.89%  (20.63%) to (19.47%)  (17.56%) to (9.10%)


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL EQUITY CLASS B (1)
                                          ------------------------------------------------------------------------------------------
                                                2005                   2004                     2003                   2002
                                          ---------------        ----------------         ----------------     --------------------

Units, beginning of period                      1,760,717               1,441,040                  801,191                        0
Units issued                                      670,394               1,191,629                2,480,392                1,648,948
Units redeemed                                  (391,771)               (871,952)              (1,840,543)                (883,757)
                                          ---------------        ----------------         ----------------     --------------------

Units, end of period                            2,039,340               1,760,717                1,441,040                  801,191
                                          ---------------        ----------------         ----------------     --------------------

Unit value                                  $15.596883 TO           $14.349048 to            $12.737013 to            $10.177657 to
                                               $18.348762              $16.931332               $15.074458               $10.401869

Net assets, end of period                     $32,214,433             $25,596,023              $18,591,440               $8,254,640

Investment income ratio*                            1.07%                   1.27%                    1.29%                    0.02%

Expense ratio, lowest to highest**         0.45% TO 2.05%          0.45% to 2.05%           0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***        8.26% TO 10.00%        12.21% to 14.02%         20.52% to 26.66%     (18.58%) to (16.79%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          GLOBAL BOND CLASS A
                                      ----------------------------------------------------------------------------------------------
                                             2005               2004              2003                2002                2001
                                      ------------------   --------------   ----------------    ----------------    ----------------

Units, beginning of period                     5,762,194        6,593,619          7,138,701           4,880,134           5,937,540
Units issued                                     857,401        1,266,071          3,004,255           5,224,911           3,177,540
Units redeemed                               (1,566,758)      (2,097,496)        (3,549,337)         (2,966,344)         (4,234,946)
                                      ------------------   --------------   ----------------    ----------------    ----------------

Units, end of period                           5,052,837        5,762,194          6,593,619           7,138,701           4,880,134
                                      ==================   ==============   ================    ================    ================

Unit value                                 $16.541159 TO    $18.019638 to      $16.642888 to       $14.614053 to       $12.220839 to
                                              $26.350560       $28.591497         $26.301362          $23.113561          $19.512793

Net assets, end of period                   $112,958,197     $140,271,248       $148,103,843        $141,843,968         $86,117,366

Investment income ratio*                           4.81%            3.93%              3.57%               0.00%               0.00%

Expense ratio, lowest to highest**        0.45% TO 1.90%   0.45% to 1.90%     0.45% to 1.90%      0.45% to 1.90%      0.45% to 1.90%

Total return, lowest to highest***    (8.30%) TO (6.96%)   8.16% to 9.75%   13.22% to 14.88%    17.86% to 19.58%    (1.23%) to 1.23%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL BOND CLASS B (1)
                                          --------------------------------------------------------------------------------------
                                                 2005                    2004                  2003                   2002
                                          ------------------        --------------        ---------------       ----------------

Units, beginning of period                         5,635,447             3,612,071              1,415,346                      0
Units issued                                       3,750,983             5,667,183              4,738,071              1,961,064
Units redeemed                                   (1,262,943)           (3,643,807)            (2,541,346)              (545,718)
                                          ------------------        --------------        ---------------       ----------------

Units, end of period                               8,123,487             5,635,447              3,612,071              1,415,346
                                          ==================        ==============        ===============       ================

Unit value                                     $13.226348 TO         $14.461843 to          $13.411572 to          $14.277221 to
                                                  $16.832660            $18.331732             $16.932377             $14.946973

Net assets, end of period                       $132,345,749          $100,044,066            $59,181,660            $20,448,895

Investment income ratio*                               4.05%                 2.53%                  4.47%                  0.00%

Expense ratio, lowest to highest**            0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%         0.45% to 1.90%

Total return, lowest to highest***        (8.54%) TO (7.07%)        7.83% to 9.57%        7.29% to 14.65%       14.22% to 19.58%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. GOVERNMENT SECURITIES CLASS A
                                      -----------------------------------------------------------------------------------------
                                            2005               2004              2003               2002              2001
                                      ----------------    --------------   ----------------    --------------    --------------

Units, beginning of period                  11,788,615        15,859,265         23,770,516        16,673,668        11,427,813
Units issued                                 1,011,493         2,018,887          4,364,472        15,531,221        12,690,984
Units redeemed                             (3,790,782)       (6,089,437)       (12,275,723)       (8,434,373)       (7,445,129)
                                      ----------------    --------------   ----------------    --------------    --------------

Units, end of period                         9,009,326        11,788,615         15,859,265        23,770,516        16,673,668
                                      ================    ==============   ================    ==============    ==============

Unit value                               $13.492618 TO     $13.536977 to      $13.410281 to     $13.434646 to     $12.678773 to
                                            $22.908316        $22.869318         $22.541971        $22.470272        $21.100300

Net assets, end of period                 $170,763,545      $222,724,666       $293,850,533      $439,203,145      $302,476,585

Investment income ratio*                         1.87%             2.04%              3.66%             3.32%             5.33%

Expense ratio, lowest to highest**      0.45% TO 1.90%    0.45% to 1.90%     0.45% to 1.90%    0.45% to 1.90%    0.45% to 1.90%

Total return, lowest to highest***    (0.33%) TO 1.12%    0.94% to 2.42%   (0.18%) to 1.28%    5.96% to 7.51%    1.43% to 6.55%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. GOVERNMENT SECURITIES CLASS B (1)
                                          --------------------------------------------------------------------------------------
                                                2005                   2004                    2003                    2002
                                          ----------------        ---------------         ---------------         --------------

Units, beginning of period                       9,113,991              9,713,190               7,343,725                      0
Units issued                                       814,216              6,655,275              12,726,050              9,075,441
Units redeemed                                 (3,168,770)            (7,254,474)            (10,356,585)            (1,731,716)
                                          ----------------        ---------------         ---------------         --------------

Units, end of period                             6,759,437              9,113,991               9,713,190              7,343,725
                                          ================        ===============         ===============         ==============

Unit value                                   $12.386347 TO          $12.461012 to           $12.385790 to          $13.086765 to
                                                $14.227286             $13.656401              $13.357923             $13.228371

Net assets, end of period                      $89,588,261           $120,990,121            $127,552,335            $96,468,024

Investment income ratio*                             1.44%                  1.51%                   4.81%                  0.06%

Expense ratio, lowest to highest**          0.45% TO 2.05%         0.45% to 2.05%          0.45% to 2.05%         0.45% to 1.90%

Total return, lowest to highest***        (0.60%) TO 1.00%        0.61% to $2.23%         (0.91) to 1.14%         4.69% to 5.83%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        DIVERSIFIED BOND CLASS A (2)
                                      ---------------------------------------------------------------------------------------------
                                            2005                2004                2003               2002                2001
                                      ----------------     --------------      --------------     --------------     --------------

Units, beginning of period                   8,195,738         10,294,272          12,536,790         11,370,436          8,434,436
Units issued                                   214,919          1,070,092           1,659,659          4,951,172          7,552,355
Units redeemed                             (8,410,657)        (3,168,626)         (3,902,177)        (3,784,818)        (4,616,335)
                                      ----------------     --------------      --------------     --------------     --------------

Units, end of period                                 0          8,195,738          10,294,272         12,536,790         11,370,436
                                      ================     ==============      ==============     ==============     ==============

Unit value                               $13.975953 TO       13.983764 to       $13.724016 to      $13.371638 to      $12.664622 to
                                            $23.204266         $23.179420          $22.635102         $21.943927         $20.680033

Net assets, end of period                           $0       $166,008,547        $204,621,472       $240,995,255       $210,799,855

Investment income ratio*                         3.73%              4.39%               4.96%              4.25%              5.29%

Expense ratio, lowest to highest**      0.45% TO 1.90%     0.45% to 1.90%      0.45% to 1.90%     0.45% to 1.90%     0.45% to 1.90%

Total return, lowest to highest***    (0.06%) TO 0.42%     1.89% to 3.38%      2.64% to 4.13%     5.58% to 7.12%     1.32% to 6.60%

----------
(2) On April 29, 2005 Diversified Bond Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      DIVERSIFIED BOND CLASS B (1,2)
                                          --------------------------------------------------------------------------------------
                                                2005                    2004                   2003                    2002
                                          ----------------         --------------         --------------          --------------

Units, beginning of period                      21,594,485              3,325,961              1,587,871                       0
Units issued                                     6,908,280             29,762,429              3,564,109               1,784,666
Units redeemed                                (28,502,765)           (11,493,905)            (1,826,019)               (196,795)
                                          ----------------         --------------         --------------          --------------

Units, end of period                                     0             21,594,485              3,325,961               1,587,871
                                          ================         ==============         ==============          ==============

Unit value                                   $12.690786 TO          $12.722519 to          $12.529076 to           $13.160436 to
                                                $14.309090             $14.270229             $13.829583              $13.282245

Net assets, end of period                               $0           $298,211,704            $45,096,105             $20,936,204

Investment income ratio*                             4.21%                  1.28%                  6.19%                   0.13%

Expense ratio, lowest to highest**          0.45% TO 2.05%         0.45% to 2.05%         0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to highest***        (0.25%) TO 0.27%         1.54% to 3.19%         0.23% to 4.12%          5.28% to 6.26%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(2) On April 29, 2005 Diversified Bond Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              INCOME & VALUE CLASS A
                                        --------------------------------------------------------------------------------------------
                                             2005             2004              2003                 2002                  2001
                                        --------------   --------------   ----------------   --------------------   ----------------

Units, beginning of period                  21,494,891       20,994,061         22,737,015             23,565,017         22,701,648
Units issued                                   369,030        5,367,062          3,052,198              6,857,086          8,013,287
Units redeemed                             (5,140,462)      (4,866,232)        (4,795,152)            (7,685,088)        (7,149,918)
                                        --------------   --------------   ----------------   --------------------   ----------------

Units, end of period                        16,723,459       21,494,891         20,994,061             22,737,015         23,565,017
                                        ==============   ==============   ================   ====================   ================

Unit value                               $13.467013 TO    $13.030695 to      $12.326232 to           $9.922116 to      $12.016868 to
                                            $26.083691       $25.138132         $23.683960             $18.988592         $22.905535

Net assets, end of period                 $384,467,584     $474,086,542       $443,553,148           $386,995,037       $496,373,021

Investment income ratio*                         1.74%            1.28%              1.98%                  2.09%              2.69%

Expense ratio, lowest to highest**      0.45% TO 1.90%   0.45% to 1.90%     0.45% to 1.90%         0.45% to 1.90%     0.45% to 1.90%

Total return, lowest to highest***      3.25% TO 4.75%   5.61% to 7.16%   24.11% to 25.92%   (17.51%) to (16.31%)   (3.87%) to 0.53%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         INCOME & VALUE CLASS B (1)
                                           -----------------------------------------------------------------------------------
                                                2005                  2004                  2003                  2002
                                           --------------        --------------       ----------------    --------------------

Units, beginning of period                      8,250,703             5,630,638              2,049,195                       0
Units issued                                      568,030             7,121,229              4,310,886               2,278,253
Units redeemed                                (2,030,446)           (4,501,164)              (729,443)               (229,058)
                                           --------------        --------------       ----------------    --------------------

Units, end of period                            6,788,287             8,250,703              5,630,638               2,049,195
                                           ==============        ==============       ================    ====================

Unit value                                  $14.179404 TO         $13.730294 to          $12.995332 to           $10.461390 to
                                               $15.645993            $15.195817             $14.425737              $10.920928

Net assets, end of period                     $98,863,912          $116,251,461            $75,170,511             $22,042,973

Investment income ratio*                            1.58%                 0.90%                  2.22%                   0.08%

Expense ratio, lowest to highest**         0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to highest***         2.86% TO 4.51%        5.23% to 6.93%       15.33% to 25.72%    (16.31%) to (12.63%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         LARGE CAP GROWTH CLASS A
                                     -----------------------------------------------------------------------------------------------
                                            2005              2004            2003                2002                  2001
                                     ------------------  --------------  ----------------  --------------------  -------------------

Units, beginning of period                   18,242,135      21,383,687        24,587,625            25,410,406           22,585,181
Units issued                                  1,125,843       1,762,797         5,684,990            10,367,523           14,281,211
Units redeemed                              (4,435,263)     (4,904,349)       (8,888,928)          (11,190,304)         (11,455,986)
                                     ------------------  --------------  ----------------  --------------------  -------------------

Units, end of period                         14,932,715      18,242,135        21,383,687            24,587,625           25,410,406
                                     ==================  ==============  ================  ====================  ===================

Unit value                                 $8.466611 TO    $8.594678 to      $8.238003 to          $6.689181 to         $8.821694 to
                                             $18.985398      $19.205427        $18.343918            $14.843099           $19.506566

Net assets, end of period                  $227,889,283    $281,593,747      $317,221,851          $295,254,201         $410,765,326

Investment income ratio*                          0.76%           0.28%             0.27%                 0.33%                0.00%

Expense ratio, lowest to highest**       0.45% TO 1.90%  0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***   (1.64%) TO (0.20%)  4.17% to 5.70%  22.97% to 24.76%  (24.29%) to (23.18%)  (20.74%) to (8.48%)


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          LARGE CAP GROWTH CLASS B (1)
                                          -----------------------------------------------------------------------------------------
                                                 2005                    2004                  2003                    2002
                                          ------------------        --------------       ----------------      --------------------

Units, beginning of period                         6,728,280             6,184,532              3,039,530                         0
Units issued                                       1,090,328             4,261,528              4,362,861                 3,280,916
Units redeemed                                   (1,639,384)           (3,717,780)            (1,217,859)                 (241,386)
                                          ------------------        --------------       ----------------      --------------------

Units, end of period                               6,179,224             6,728,280              6,184,532                 3,039,530
                                          ==================        ==============       ================      ====================

Unit value                                     $12.081617 TO         $12.285043 to          $11.782886 to              $9.564734 to
                                                  $14.942499            $15.239625             $14.660737                $10.174875

Net assets, end of period                        $77,940,328           $86,234,800            $76,079,459               $30,394,035

Investment income ratio*                               0.58%                 0.16%                  0.45%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***        (2.05%) TO (0.47%)        3.84% to 5.52%       17.21% to 24.68%      (23.48%) to (18.60%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            EQUITY-INCOME CLASS A
                                        --------------------------------------------------------------------------------------------
                                             2005              2004               2003                2002                2001
                                        --------------   ----------------   ----------------  --------------------  ----------------

Units, beginning of period                  30,960,993         34,642,295         38,909,746            39,307,090        32,338,365
Units issued                                 1,328,953          2,837,270          5,234,668            11,921,567        16,106,909
Units redeemed                             (5,477,653)        (6,518,572)        (9,502,119)          (12,318,911)       (9,138,184)
                                        --------------   ----------------   ----------------  --------------------  ----------------

Units, end of period                        26,812,293         30,960,993         34,642,295            38,909,746        39,307,090
                                        ==============   ================   ================  ====================  ================

Unit value                               $14.614762 TO      $14.332181 to      $12.723328 to         $10.326336 to      12.136595 to
                                            $30.744750         $30.000369         $26.499566            $21.400057        $25.025958

Net assets, end of period                 $685,524,914       $775,420,288       $772,000,521          $702,058,453      $861,148,763

Investment income ratio*                         1.30%              1.29%              1.52%                 1.38%             1.66%

Expense ratio, lowest to highest**      0.45% TO 1.90%     0.45% to 1.90%     0.45% to 1.90%        0.45% to 1.90%    0.45% to 1.90%

Total return, lowest to highest***      1.97% TO 3.46%   12.64% to 14.29%   23.21% to 25.01%  (14.92%) to (13.67%)  (2.91%) to 0.83%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         EQUITY-INCOME CLASS B (1)
                                         ----------------------------------------------------------------------------------------
                                              2005                   2004                    2003                     2002
                                         --------------        ----------------        ----------------      --------------------

Units, beginning of period                   17,406,364              13,005,362               6,022,354                         0
Units issued                                  3,053,910              13,077,116               8,503,892                 6,420,660
Units redeemed                              (2,324,933)             (8,676,113)             (1,520,884)                 (398,306)
                                         --------------        ----------------        ----------------      --------------------

Units, end of period                         18,135,341              17,406,365              13,005,362                 6,022,354
                                         ==============        ================        ================      ====================

Unit value                                $14.638276 TO           $14.383246 to           $12.791261 to             $10.395821 to
                                             $17.136229              $16.846085              $14.989021                $10.702893

Net assets, end of period                  $270,441,878            $254,336,496            $168,285,336               $63,022,582

Investment income ratio*                          0.93%                   0.89%                   1.96%                     0.02%

Expense ratio, lowest to highest**       0.45% TO 2.05%          0.45% to 2.05%          0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***       1.62% TO 3.26%        12.28% to 14.09%        19.83% to 24.84%      (16.83%) to (14.38%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        STRATEGIC BOND CLASS A
                                       -------------------------------------------------------------------------------------
                                            2005              2004              2003              2002             2001
                                       --------------    --------------   ----------------   --------------   --------------

Units, beginning of period                  9,149,935        11,041,510         11,908,603       12,916,819       14,303,190
Units issued                                  814,177         1,218,440          2,976,542        4,775,012        6,087,151
Units redeemed                            (2,115,732)       (3,110,015)        (3,843,635)      (5,783,228)      (7,473,522)
                                       --------------    --------------   ----------------   --------------   --------------

Units, end of period                        7,848,380         9,149,935         11,041,510       11,908,603       12,916,819
                                       ==============    ==============   ================   ==============   ==============

Unit value                              $15.812526 TO     $15.691734 to      $14.994155 to    $13.509914 to    $12.636812 to
                                           $20.679513        $20.419462         $19.414151       $17.405164       $16.199150

Net assets, end of period                $153,902,783      $177,185,292       $203,675,077     $198,412,514     $202,116,506

Investment income ratio*                        2.90%             3.79%              4.79%            7.04%            7.63%

Expense ratio, lowest to highest**     0.45% TO 1.90%    0.45% to 1.90%     0.45% to 1.90%   0.45% to 1.90%   0.45% to 1.90%

Total return, lowest to highest***     0.77% TO 2.24%    4.65% to 6.18%   10.99% to 12.61%   6.91% to 8.47%   1.09% to 5.76%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION

                                                                       STRATEGIC BOND CLASS B (1)
                                           ----------------------------------------------------------------------------------
                                                2005                  2004                   2003                   2002
                                           --------------        --------------        ---------------         --------------

Units, beginning of period                      4,919,425             2,753,347              1,004,205                      0
Units issued                                    2,385,760             5,187,139              2,619,423              1,210,957
Units redeemed                                  (759,364)           (3,021,061)              (870,281)              (206,752)
                                           --------------        --------------        ---------------         --------------

Units, end of period                            6,545,821             4,919,425              2,753,347              1,004,205
                                           ==============        ==============        ===============         ==============

Unit value                                  $13.538375 TO         $13.488853 to          $12.941526 to          $13.007548 to
                                               $16.532040            $15.631114             $14.758224             $13.217126

Net assets, end of period                    $100,163,465           $74,721,122            $40,004,665            $13,130,517

Investment income ratio*                            2.00%                 2.33%                  5.53%                  0.23%

Expense ratio, lowest to highest**         0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%         0.45% to 1.90%

Total return, lowest to highest***         0.37% TO 1.98%        4.23% to 5.91%        3.53% to 12.42%         4.06% to 5.74%

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          OVERSEAS CLASS A (3)
                                    ------------------------------------------------------------------------------------------------

                                           2005              2004              2003                2002                  2001
                                    ------------------  ---------------  ----------------  --------------------  -------------------

Units, beginning of period                  13,775,152       15,746,947        19,196,419            23,474,330           26,265,795
Units issued                                   157,439        1,701,800        12,947,113            29,050,673           33,422,515
Units redeemed                            (13,932,591)      (3,673,595)      (16,396,585)          (33,328,584)         (36,213,980)
                                    ------------------  ---------------  ----------------  --------------------  -------------------

Units, end of period                                 0       13,775,152        15,746,947            19,196,419           23,474,330
                                    ==================  ===============  ================  ====================  ===================

Unit value                               $10.088875 TO    $10.427174 to      $9.492621 to          $6.716070 to         $8.700270 to
                                            $13.226718       $13.668010        $12.436745             $8.794649           $11.387239

Net assets, end of period                           $0     $175,639,842      $182,371,134          $156,830,747         $247,747,125

Investment income ratio*                         0.40%            0.38%             0.49%                 0.59%                0.29%

Expense ratio, lowest to highest**      0.45% TO 1.90%   0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***  (3.29%) TO (2.83%)  9.68% to 11.29%  41.13% to 43.19%  (22.92%) to (21.79%)  (22.59%) to (8.90%)

----------
(3) On April 29, 2005 Overseas Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         OVERSEAS CLASS B (1,3)
                                        ------------------------------------------------------------------------------------------
                                               2005                   2004                   2003                     2002
                                        ------------------       ---------------       ----------------       --------------------

Units, beginning of period                       2,577,469             1,701,469                922,220                          0
Units issued                                       265,311             2,548,986             10,501,642                  8,061,406
Units redeemed                                 (2,842,780)           (1,672,986)            (9,722,393)                (7,136,186)
                                        ------------------       ---------------       ----------------       --------------------

Units, end of period                                     0             2,577,469              1,701,469                    922,220
                                        ==================       ===============       ================       ====================

Unit value                                   $14.367349 TO         $14.862517 to          $13.578018 to               $9.629170 to
                                                $18.940191            $19.596154             $17.911537                 $10.010302

Net assets, end of period                               $0           $39,282,194            $23,426,728                 $8,975,960

Investment income ratio*                             0.00%                 0.25%                  0.68%                      0.03%

Expense ratio, lowest to highest**          0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***      (3.38%) TO (2.87%)       9.30% to 11.06%       41.01% to 43.48%       (22.97%) to (19.92%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) On April 29, 2005 Overseas Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          ALL CAP CORE CLASS A
                                      ---------------------------------------------------------------------------------------------
                                           2005             2004              2003                2002                  2001
                                      --------------  ----------------  ----------------  --------------------  -------------------

Units, beginning of period                12,446,000        15,007,303        18,263,260            23,810,588           29,254,951
Units issued                                 699,573         1,025,677         5,959,819             5,474,780            7,866,991
Units redeemed                           (3,106,441)       (3,586,980)       (9,215,776)          (11,022,108)         (13,311,354)
                                      --------------  ----------------  ----------------  --------------------  -------------------

Units, end of period                      10,039,132        12,446,000        15,007,303            18,263,260           23,810,588
                                      --------------  ----------------  ----------------  --------------------  -------------------

Unit value                              $8.171404 TO      $7.623095 to      $6.669038 to          $5.159206 to         $7.022468 to
                                          $18.408599        $17.113549        $14.919288            $11.501386           $15.600316

Net assets, end of period               $163,205,919      $188,028,645      $197,675,353          $186,890,818         $331,290,715

Investment income ratio*                       0.79%             0.46%             0.00%                 0.00%                0.00%

Expense ratio, lowest to highest**    0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***    7.03% TO 8.59%  14.13% to 15.81%  29.07% to 30.95%  (26.64%) to (25.57%)  (26.83%) to (6.35%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          ALL CAP CORE CLASS B (1)
                                          ------------------------------------------------------------------------------------------
                                              2005                    2004                     2003                     2002
                                          --------------        ----------------         ----------------       --------------------

Units, beginning of period                       804,403                 737,054                  413,748                          0
Units issued                                     190,681                 724,347                1,349,765                    679,616
Units redeemed                                 (374,074)               (656,998)              (1,026,459)                  (265,868)
                                          --------------        ----------------         ----------------       --------------------

Units, end of period                             621,010                 804,403                  737,054                    413,748
                                          ==============        ================         ================       ====================

Unit value                                 $14.828250 TO           $13.843354 to            $12.127142 to               $9.392813 to
                                              $18.516150              $17.338072               $15.234341                 $10.603738

Net assets, end of period                    $10,074,788             $12,196,406               $9,712,856                 $4,201,973

Investment income ratio*                           0.67%                   0.30%                    0.00%                      0.00%

Expense ratio, lowest to highest**        0.45% TO 2.05%          0.45% to 2.05%           0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***        6.69% TO 8.40%        13.70% to 15.53%         21.79% to 30.67%       (24.86%) to (15.17%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                        ALL CAP GROWTH CLASS A
                                     --------------------------------------------------------------------------------------------
                                          2005             2004             2003                2002                  2001
                                     --------------   --------------  ----------------  --------------------  -------------------

Units, beginning of period               18,298,275       22,058,389        26,212,673            33,232,943           33,687,155
Units issued                                275,513          664,731         4,998,948             7,290,396           14,390,104
Units redeemed                          (4,363,472)      (4,424,845)       (9,153,232)          (14,310,666)         (14,844,316)
                                     --------------   --------------  ----------------  --------------------  -------------------

Units, end of period                     14,210,316       18,298,275        22,058,389            26,212,673           33,232,943
                                     ==============   ==============  ================  ====================  ===================

Unit value                             $8.197559 TO     $7.653722 to      $7.312204 to          $5.757704 to         $7.751463 to
                                         $19.226457       $17.888430        $17.030370            $13.363096           $17.927398

Net assets, end of period              $240,459,653     $288,178,529      $331,738,199          $310,480,279         $532,334,423

Investment income ratio*                      0.00%            0.00%             0.00%                 0.00%                0.00%

Expense ratio, lowest to highest**   0.45% TO 1.90%   0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***   6.95% TO 8.50%   4.51% to 6.04%  26.81% to 28.66%  (25.83%) to (24.75%)  (29.27%) to (6.77%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                         ALL CAP GROWTH CLASS B (1)
                                          --------------------------------------------------------------------------------------
                                               2005                  2004                   2003                     2002
                                          --------------        --------------        ----------------      --------------------

Units, beginning of period                     2,589,595             2,358,967               1,153,845                         0
Units issued                                     307,434             1,946,274               2,562,347                 1,268,098
Units redeemed                                 (837,710)           (1,715,646)             (1,357,225)                 (114,253)
                                          --------------        --------------        ----------------      --------------------

Units, end of period                           2,059,319             2,589,595               2,358,967                 1,153,845
                                          ==============        ==============        ================      ====================

Unit value                                 $13.420220 TO         $12.542810 to           $11.992594 to              $9.451441 to
                                              $16.660883            $15.618245              $14.978110                $10.098271

Net assets, end of period                    $29,031,690           $34,155,285             $29,734,149               $11,482,174

Investment income ratio*                           0.00%                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**        0.45% TO 2.05%        0.45% to 2.05%          0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***        6.57% TO 8.28%        4.17% to 5.85%        19.75% to 28.42%      (24.39%) to (19.21%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


      6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      INTERNATIONAL SMALL CAP CLASS A
                                       ---------------------------------------------------------------------------------------------
                                            2005             2004              2003                2002                  2001
                                       --------------  ----------------  ----------------  --------------------  -------------------
Units, beginning of period                  6,714,153         7,269,054         7,906,160             9,953,578          11,973,322
Units issued                                1,018,113         1,610,404         1,672,494             6,021,668          14,337,064
Units redeemed                             (2,039,644)       (2,165,305)       (2,309,600)           (8,069,086)        (16,356,808)
                                       --------------  ----------------  ----------------  --------------------  ------------------

Units, end of period                        5,692,622         6,714,153         7,269,054             7,906,160           9,953,578
                                       ==============  ================  ================  ====================  ==================

Unit value                              $10.889133 TO     $10.063969 to      $8.460002 to          $5.556362 to        $6.790288 to
                                           $20.819100        $19.174442        $16.062039            $10.512423          $12.802022

Net assets, end of period                $112,015,150      $122,001,169      $111,030,873           $79,096,093        $121,449,107

Investment income ratio*                         0.93%             0.12%             0.00%                 0.00%               0.00%

Expense ratio, lowest to highest**      0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%      0.45% to 1.90%

Total return, lowest to highest***      8.04% TO 9.61%  18.78% to 20.52%  52.03% to 54.25%  (18.29%) to (17.10%) (32.30%) to (6.50%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    INTERNATIONAL SMALL CAP CLASS B (1)
                                          ----------------------------------------------------------------------------------------
                                               2005                  2004                    2003                     2002
                                          --------------       ----------------        ----------------       --------------------

Units, beginning of period                     2,122,368              1,415,110                 475,964                          0
Units issued                                     948,551              2,346,466               2,228,980                  4,698,900
Units redeemed                                 (930,436)            (1,639,208)             (1,289,834)                (4,222,936)
                                          --------------       ----------------        ----------------       --------------------

Units, end of period                           2,140,483              2,122,368               1,415,110                    475,964
                                          ==============       ================        ================       ====================

Unit value                                 $19.132518 TO          $17.746163 to           $14.964601 to               $9.856697 to
                                              $22.973265             $21.319236              $17.986631                 $10.206568

Net assets, end of period                    $41,886,365            $38,395,531             $21,492,310                 $4,749,217

Investment income ratio*                           0.25%                  0.08%                   0.00%                      0.00%

Expense ratio, lowest to highest**        0.45% TO 2.05%         0.45% to 2.05%          0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***        7.65% TO 9.38%       18.41% to 20.32%        43.80% to 54.04%       (21.15%) to (18.35%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   PACIFIC RIM EMERGING MARKETS CLASS A
                                     ----------------------------------------------------------------------------------------------
                                           2005              2004              2003                2002                 2001
                                     ----------------  ----------------  ----------------  --------------------  ------------------

Units, beginning of period                  4,342,246         4,610,424         4,697,629             5,504,185           6,488,328
Units issued                                1,890,910         2,171,053         2,658,863            18,214,307          24,024,825
Units redeemed                            (1,355,140)       (2,439,231)       (2,746,068)          (18,570,863)        (25,458,968)
                                     ----------------  ----------------  ----------------  --------------------  ------------------

Units, end of period                        4,878,016         4,342,246         4,610,424             4,697,629           5,054,185
                                     ================  ================  ================  ====================  ==================

Unit value                              $12.166905 TO      $9.825937 to      $8.536943 to          $6.161288 to        $7.154529 to
                                           $19.988559        $16.166820        $14.067127            $10.167731          $11.824607

Net assets, end of period                 $63,116,105       $45,135,643       $41,381,634           $30,140,478         $37,254,151

Investment income ratio*                        0.86%             0.45%             0.15%                 0.12%               0.41%

Expense ratio, lowest to highest**     0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%      0.45% to 1.90%

Total return, lowest to highest***   23.39% TO 25.19%  14.70% to 16.37%  38.07% to 40.09%  (14.18%) to (12.93%)  (20.30%) to (5.4%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 PACIFIC RIM EMERGING MARKETS CLASS B (1)
                                       -------------------------------------------------------------------------------------------
                                             2005                    2004                    2003                     2002
                                       ----------------        ----------------        ----------------       --------------------

Units, beginning of period                    1,619,034               1,301,100                 415,749                          0
Units issued                                  1,432,252               2,071,258               4,480,850                  2,486,091
Units redeemed                                (696,101)             (1,753,324)             (3,595,499)                (2,070,342)
                                       ----------------        ----------------        ----------------       --------------------

Units, end of period                          2,355,185               1,619,034               1,301,100                    415,749
                                       ================        ================        ================       ====================

Unit value                                $19.244107 TO           $15.636854 to           $13.645273 to               $9.896593 to
                                             $25.733555              $20.920290              $18.264938                 $10.687117

Net assets, end of period                   $46,964,342             $26,155,337             $18,416,249                 $4,205,991

Investment income ratio*                          0.68%                   0.34%                   0.21%                      0.00%

Expense ratio, lowest to highest**       0.45% TO 2.05%          0.45% to 2.05%          0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***     22.89% TO 24.86%        14.42% to 16.27%        37.88% to 46.31%       (20.83%) to (14.50%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      SCIENCE & TECHNOLOGY CLASS A
                                     ----------------------------------------------------------------------------------------------
                                          2005             2004              2003                2002                   2001
                                     --------------  ----------------  ----------------  --------------------  --------------------

Units, beginning of period               29,947,930        35,764,832        35,077,566            43,964,781            44,055,621
Units issued                              1.338.136         3,362,656        14,724,177             9,118,236            15,725,413
Units redeemed                          (7,061,550)       (9,179,558)      (14,036,911)          (18,005,451)          (15,816,253)
                                     --------------  ----------------  ----------------  --------------------  --------------------

Units, end of period                     24,224,516        29,947,930        35,764,832            35,077,566            43,964,781
                                     ==============  ================  ================  ====================  ====================

Unit value                             $4.372950 TO      $4.359175 to     $4.397877 to           $2.975729 to          $5.112469 to
                                         $12.396555        $12.314482       $12.380278              $8.347636            $14.291433

Net assets, end of period              $253,761,083      $313,598,260      $375,706,275          $252,456,512          $551,300,087

Investment income ratio*                      0.00%             0.00%             0.00%                 0.00%                 0.00%

Expense ratio, lowest to highest**   0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%        0.45% to 1.90%

Total return, lowest to highest***   0.17% TO 1.62%  (1.03%) to 0.42%  47.57% to 49.72%  (41.88%) to (41.03%)  (48.92%) to (17.49%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        SCIENCE & TECHNOLOGY CLASS B (1)
                                         -------------------------------------------------------------------------------------------
                                               2005                    2004                    2003                     2002
                                         ----------------        ----------------        ----------------       --------------------

Units, beginning of period                      4,890,477               4,628,650               1,196,437                          0
Units issued                                      798,306               4,110,722               4,688,047                  1,643,810
Units redeemed                                (1,395,772)             (3,848,895)             (1,255,834)                  (447,373)
                                         ----------------        ----------------        ----------------       --------------------

Units, end of period                            4,293,011               4,890,477               4,628,650                  1,196,437
                                         ================        ================        ================       ====================

Unit value                                  $10.829359 TO           $10.811722 to           $10.906148 to               $7.368796 to
                                               $15.970873              $15.992651              $16.180953                  $9.366646

Net assets, end of period                     $55,872,386             $63,235,574             $60,374,420                $10,721,724

Investment income ratio*                            0.00%                   0.00%                   0.00%                      0.00%

Expense ratio, lowest to highest**         0.45% TO 2.05%          0.45% to 2.05%          0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***       (0.24%) TO 1.37%        (1.26%) to 0.33%        29.36% to 49.79%       (41.05%) to (25.07%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       EMERGING SMALL COMPANY CLASS A
                                      --------------------------------------------------------------------------------------------
                                           2005             2004             2003                2002                  2001
                                      --------------  ---------------  ----------------  --------------------  -------------------

Units, beginning of period                 9,203,974       11,131,014        11,412,016            11,986,788           11,228,885
Units issued                                 979,896        1,565,086         5,192,041             5,448,161            6,887,567
Units redeemed                           (2,811,922)      (3,492,126)       (5,473,043)           (6,022,933)          (6,129,664)
                                      --------------  ---------------  ----------------  --------------------  -------------------

Units, end of period                       7,371,948        9,203,974        11,131,014            11,412,016           11,986,788
                                      ==============  ===============  ================  ====================  ===================

Unit value                              $9.025056 TO     $8.742929 to      $7.978493 to          $5.810609 to         $8.352524 to
                                          $19.511954       $18.836146        $17.129022            $12.431278           $17.806889

Net assets, end of period               $125,170,694     $151,793,639      $166,790,443          $125,631,402         $193,832,310

Investment income ratio*                       0.00%            0.00%             0.00%                 0.00%                0.00%

Expense ratio, lowest to highest**    0.45% TO 1.90%   0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***    3.07% TO 4.57%  9.42% to 11.02%  37.10% to 39.10%  (30.54%) to (29.52%)  (27.44%) to (3.05%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    EMERGING SMALL COMPANY CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            4,677,090          4,424,233          1,466,541                  0
Units issued                          1,136,184          3,683,207          3,983,819          1,726,040
Units redeemed                       (1,328,506)        (3,430,350)        (1,026,127)          (259,499)
                                 --------------     --------------     --------------     --------------

Units, end of period                  4,484,768          4,677,090          4,424,233          1,466,541
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.035567     $    13.607657     $    12.428445     $     9.058585
                                  TO $18.142261      to $17.641824      to $16.161563       to $9.616734

Net assets, end of period        $   65,842,600     $   66,352,895     $   57,407,534     $   13,889,803

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    2.73%              9.05%             29.21%            (27.53%)
highest***                              TO 4.39%          to 10.81%          to 38.85%         to (23.07%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               AGGRESSIVE GROWTH CLASS A (4)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           13,765,972         16,963,540         18,762,718         21,262,375         20,373,780
Units issued                            102,916          1,226,506          5,222,131          8,001,989          8,883,520
Units redeemed                      (13,868,888)        (4,424,074)        (7,021,309)       (10,501,646)        (7,994,925)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0         13,765,972         16,963,540         18,762,718         21,262,375
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     7.860493     $     8.468944     $     7.888253     $     5.996302     $     8.132426
                                  TO $12.053689      to $12.971720      to $12.039961       to $9.120311      to $12.326027

Net assets, end of period        $            0     $  167,786,358     $  192,449,906     $  161,507,826     $  248,529,379

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   (7.23%)             7.20%             31.36%            (26.38%)           (27.97%)
highest***                             TO (6.79%)          to 8.77%          to 33.27%         to (25.30%)        to (10.95%)

----------
(4) On April 29, 2005 Aggressive Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      AGGRESSIVE GROWTH CLASS B (1,4)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,801,941          2,668,436          1,398,896                  0
Units issued                            100,346          1,913,951          2,223,687          1,543,409
Units redeemed                       (2,902,287)        (1,780,446)          (954,147)          (144,513)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0          2,801,941          2,668,436          1,398,896
                                 ==============     ==============     ==============     ==============

Unit value                         $12.402794TO     $    13.370729     $    12.447664     $     9.474119
                                 $    15.588990      to $16.822036      to $15.707903       to $9.629662

Net assets, end of period        $            0     $   37,805,146     $   33,516,213     $   13,349,827

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   (7.36%)             6.99%             25.58%            (24.21%)
highest***                             TO (6.88%)          to 8.72%          to 32.97%         to (22.96%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) On April 29, 2005 Aggressive Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL STOCK CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            7,050,911          8,135,549          9,199,690          9,754,386          9,408,723
Units issued                            657,952            779,028          1,861,539         13,713,573         13,798,624
Units redeemed                       (1,772,560)        (1,863,666)        (2,925,680)       (14,268,269)       (13,452,961)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  5,936,303          7,050,911          8,135,549          9,199,690          9,754,386
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.010008     $     9.663241     $     8.507707     $     6.645829     $     8.636273
                                  TO $15.090269      to $13.198278      to $11.579330       to $9.013656       to $11.67228

Net assets, end of period        $   85,233,778     $   88,831,971     $   90,088,588     $   79,352,642     $  109,170,001

Investment income ratio*                   0.80%              0.83%              0.51%              0.46%              0.20%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   13.77%             13.41%             27.82%            (23.16%)           (22.91%)
highest***                             TO 15.42%          to 15.07%          to 29.69%         to (22.04%)         to (6.92%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INTERNATIONAL STOCK CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,040,982          1,933,496          1,172,215                  0
Units issued                            586,031          1,408,039         11,460,934         11,078,165
Units redeemed                         (687,217)        (1,300,553)       (10,699,653)        (9,905,950)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,939,796          2,040,982          1,933,496          1,172,215
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.868390     $    13.976842     $    12.349503     $     9.662625
                                  TO $20.920451      to $18.435878      to $16.297528       to $9.962987

Net assets, end of period        $   31,413,694     $   29,022,125     $   24,222,398     $   11,416,476

Investment income ratio*                   0.00%              0.62%              0.73%              0.02%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   13.36%             13.01%             27.81%            (22.70%)
highest***                             TO 15.19%          to 14.83%          to 30.55%         to (20.30%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           11,368,125         11,855,766         15,182,537         16,438,592          9,465,352
Units issued                            882,408          2,542,230          1,956,882          5,175,553         13,297,434
Units redeemed                       (3,729,797)        (3,029,871)        (5,283,653)        (6,431,608)        (6,324,194)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  8,520,736         11,368,125         11,855,766         15,182,537         16,438,592
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.373062     $    13.919071     $    12.317400     $     9.046893     $    11.944310
                                  TO $23.006889      to $20.727331      to $18.250518      to $13.337895       to $17.52564

Net assets, end of period        $  177,720,285     $  215,147,264     $  197,921,279     $  185,855,695     $  267,152,496

Investment income ratio*                   0.62%              0.55%              1.27%              0.85%              0.54%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   10.45%             13.00%             36.15%            (24.26%)            (4.45%)
highest***                             TO 12.05%          to 14.66%          to 38.14%         to (23.15%)           to 2.95%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,079,761          2,081,948          1,171,327                  0
Units issued                            755,377          3,281,441          1,609,627          1,443,692
Units redeemed                       (1,239,490)        (2,283,628)          (699,006)          (272,365)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,595,648          3,079,761          2,081,948          1,171,327
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.049614     $    14.558218     $    12.898462     $     9.484479
                                  TO $20.327054      to $18.447390      to $16.352424       to $9.618617

Net assets, end of period        $   42,338,409     $   45,452,011     $   27,116,533     $   11,154,001

Investment income ratio*                   0.42%              0.35%              1.63%              0.03%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   10.08%             12.70%             30.73%            (24.12%)
highest***                             TO 11.85%          to 14.52%          to 37.98%         to (23.05%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               REAL ESTATE SECURITIES CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            7,123,700          7,482,688          7,927,546          5,414,699          3,687,770
Units issued                            844,360          2,051,678          1,875,751          6,920,218          5,189,185
Units redeemed                       (2,215,602)        (2,410,666)        (2,320,609)        (4,407,371)        (3,462,256)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  5,752,458          7,123,700          7,482,688          7,927,546          5,414,699
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    24.214951     $    22.063526     $    17.031078     $    12.429938     $    12.171588
                                  TO $28.082810      to $25.460516      to $19.555029      to $14.251467      to $14.088482

Net assets, end of period        $  154,631,007     $  173,731,258     $  140,549,733     $  108,728,937     $   73,831,187

Investment income ratio*                   2.04%              2.35%              2.60%              2.79%              2.72%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    9.75%             29.55%             36.53%              0.65%             (0.85%)
highest***                             TO 11.35%          to 31.44%          to 38.52%           to 2.12%           to 2.70%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    REAL ESTATE SECURITIES CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            5,770,155          4,457,318          2,351,590                  0
Units issued                          1,281,774          5,031,505          2,711,985          2,848,902
Units redeemed                       (1,976,842)        (3,718,668)          (606,257)          (497,312)
                                 --------------     --------------     --------------     --------------

Units, end of period                  5,075,087          5,770,155          4,457,318          2,351,590
                                 ==============     ==============     ==============     ==============

Unit value                       $    22.145736     $    20.243721     $    15.682026     $    11.806602
                                  TO $24.712132      to $22.499805      to $17.360006      to $12.702902

Net assets, end of period        $  119,047,112     $  123,183,220     $   73,356,359     $   28,214,076

Investment income ratio*                   1.56%              1.73%              3.36%              0.07%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    9.40%             29.09%             25.46%             (5.55%)
highest***                             TO 11.15%          to 31.18%          to 38.31%           to 1.62%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     HIGH YIELD CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           12,535,359         16,032,130         12,189,072         11,000,013          9,231,805
Units issued                          3,793,377          5,222,351         12,879,311         11,010,152         10,474,386
Units redeemed                       (7,475,760)        (8,719,122)        (9,036,253)        (9,821,093)        (8,706,178)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  8,852,976         12,535,359         16,032,130         12,189,072         11,000,013
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.314332     $    13.065633     $    11.972562     $     9.790451     $    10.698741
                                  TO $15.831453      to $15.481606      to $14.136722      to $11.519811      to $12.544550

Net assets, end of period        $  134,654,459     $  186,475,958     $  217,897,123     $  135,503,987     $  133,703,955

Investment income ratio*                   5.33%              5.11%              5.25%              9.05%             10.36%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    1.75%              8.97%             22.11%             (8.63%)           (12.80%)
highest***                              TO 3.23%          to 10.56%          to 23.89%          to (7.29%)         to (4.10%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          HIGH YIELD CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            7,788,953          6,901,397          1,634,575                  0
Units issued                          2,839,472          7,139,800          9,603,715          2,514,044
Units redeemed                       (4,460,759)        (6,252,244)        (4,336,893)          (879,469)
                                 --------------     --------------     --------------     --------------

Units, end of period                  6,167,666          7,788,953          6,901,397          1,634,575
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.113401     $    14.895606     $    13.716878     $    11.370655
                                  TO $16.591780      to $16.093830      to $14.584494      to $11.795820

Net assets, end of period        $   96,924,776     $  120,087,018     $   97,676,974     $   18,965,099

Investment income ratio*                   4.29%              3.83%              5.55%              2.32%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    1.46%              8.59%              9.74%             (9.03%)
highest***                              TO 3.09%          to 10.35%          to 23.64%          to (5.63%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             LIFESTYLE AGGRESSIVE 1000 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           11,723,177         10,288,002          8,668,429          7,885,558          5,617,693
Units issued                          2,515,500          3,645,473          2,978,442          2,591,995          3,167,530
Units redeemed                       (2,634,977)        (2,210,298)        (1,358,869)        (1,809,124)          (899,665)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 11,603,700         11,723,177         10,288,002          8,668,429          7,885,558
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.897174     $    11.862395     $    10.402017     $     7.846184     $    10.070301
                                  TO $16.525007      to $15.146219      to $13.235054       to $9.948297      to $12.723595

Net assets, end of period        $  181,450,796     $  168,003,807     $  128,410,920     $   81,126,941     $   95,035,178

Investment income ratio*                   1.89%              0.71%              0.40%              0.81%              4.10%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    8.56%             13.87%             32.38%            (22.20%)           (17.24%)
highest***                             TO 10.14%          to 15.54%          to 34.31%         to (21.06%)         to (5.20%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  LIFESTYLE AGGRESSIVE 1000 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           16,230,475         10,009,484          2,580,939                  0
Units issued                          2,548,751         14,668,234          8,230,202          2,744,346
Units redeemed                       (2,040,069)        (8,447,243)          (801,657)          (163,407)
                                 --------------     --------------     --------------     --------------

Units, end of period                 16,739,157         16,230,475         10,009,484          2,580,939
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.327296     $    15.062247     $    13.227795     $     9.992622
                                  TO $19.660485      to $18.146230      to $15.944168      to $10.085357

Net assets, end of period        $  277,178,418     $  247,350,540     $  133,575,232     $   25,831,354

Investment income ratio*                   1.85%              0.55%              0.35%              0.03%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    8.24%             13.70%             27.47%            (20.06%)
highest***                              TO 9.98%          to 15.54%          to 34.31%         to (19.32%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE GROWTH 820 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           43,023,265         40,468,735         37,144,305         32,268,748         22,642,561
Units issued                         11,447,767         10,868,377          8,122,016         11,002,122         12,489,210
Units redeemed                       (8,768,923)        (8,313,847)        (4,797,586)        (6,126,565)        (2,863,023)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 45,702,109         43,023,265         40,468,735         37,144,305         32,268,748
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.675831     $    12.807137     $    11.374440     $     8.934824     $    10.804923
                                  TO $18.605825      to $17.363307      to $15.366925      to $12.028869      to $14.495682

Net assets, end of period        $  779,580,038     $  683,979,444     $  570,549,874     $  410,561,178     $   37,103,391

Investment income ratio*                   2.72%              1.33%              1.18%              2.19%              4.84%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                              TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    6.62%             12.43%             27.11%            (17.43%)           (12.66%)
highest***                              TO 8.18%          to 14.07%          to 28.97%         to (16.22%)         to (3.45%)

                                                       LIFESTYLE GROWTH 820 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period          127,773,544         44,470,674         10,923,916                  0
Units issued                        153,565,043        148,557,244         34,791,382         11,378,337
Units redeemed                       (4,055,599)       (65,254,374)        (1,244,624)          (454,421)
                                 --------------     --------------     --------------     --------------

Units, end of period                277,282,988        127,773,544         44,470,674         10,923,916
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.143470     $    15.124169     $    13.417365     $    10.537942
                                  TO $19.162135      to $17.066334      to $15.185956      to $10.751721

Net assets, end of period        $4,520,492,507     $1,952,965,179     $  603,952,682     $  116,383,251

Investment income ratio*                   2.26%              0.70%              1.14%              0.06%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                              TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    6.31%             12.27%             21.41%            (15.70%)
highest***                             TO 8.02%          to 14.08%          to 28.86%        to (13.99%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE BALANCED 640 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           46,653,598         43,678,154         39,839,424         31,629,891         22,027,740
Units issued                         12,185,756         11,757,592         10,169,800         14,577,277         12,773,043
Units redeemed                       (8,906,106)        (8,781,031)        (6,331,070)        (6,367,744)        (3,130,892)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 49,933,248         46,653,598         43,678,154         39,839,424         31,629,891
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.483759     $    13.796388     $    12.377588     $    10.165146     $    11.493504
                                  TO $19.762663      to $18.749859      to $16.754333      to $13.704682     to $15.4433554

Net assets, end of period        $  894,431,522     $  789,746,066     $  661,608,444     $  495,557,446     $  452,066,345

Investment income ratio*                   3.84%              2.09%              2.34%              3.26%              5.03%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    4.88%             11.35%             21.64%            (11.65%)            (8.05%)
highest***                              TO 6.40%          to 12.98%          to 23.42%         to (10.35%)         to (2.36%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE BALANCED 640 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period          125,540,856         48,853,728         13,727,140                  0
Units issued                        136,341,488        137,648,730         37,182,352         13,950,984
Units redeemed                       (4,605,990)       (60,961,602)        (2,055,764)          (223,844)
                                 --------------     --------------     --------------     --------------

Units, end of period                257,276,354        125,540,856         48,853,728         13,727,140
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.979079     $    15.209160     $    13.634469     $    11.180582
                                  TO $16.924977      to $16.155343      to $14.526297      to $11.423888

Net assets, end of period        $4,150,373,502     $1,929,169,904     $  674,020,791     $  155,304,071

Investment income ratio*                   3.23%              1.16%              2.37%              0.11%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    4.64%             11.10%             16.13%           (10.56%)
highest***                              TO 6.33%          to 12.90%          to 23.42%         to (5.35%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE MODERATE 460 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           15,172,890         15,778,860         15,045,263         10,955,088          8,470,782
Units issued                          4,050,195          4,234,474          4,239,428          7,362,784          4,175,166
Units redeemed                       (3,696,973)        (4,840,444)        (3,505,831)        (3,272,609)        (1,690,860)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 15,526,112         15,172,890         15,778,860         15,045,263         10,955,088
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.609563     $    14.281197     $    13.095398     $    11.315989     $    12.006535
                                  TO $20.011835      to $19.484176      to $17.794866      to $15.315540      to $16.185243

Net assets, end of period        $  283,417,657     $  268,252,914     $  254,597,753     $  208,678,078     $  165,653,944

Investment income ratio*                   4.06%              2.72%              3.01%              3.40%              5.41%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    2.20%              8.95%             15.61%             (5.85%)            (3.95%)
highest***                              TO 3.69%          to 10.54%          to 17.30%          to (4.47%)         to (1.42%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE MODERATE 460 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           37,687,981         18,782,566          5,869,403                  0
Units issued                         29,540,522         39,532,258         14,474,779          6,137,859
Units redeemed                       (2,784,741)       (20,626,843)        (1,561,616)          (268,456)
                                 --------------     --------------     --------------     --------------

Units, end of period                 64,443,762         37,687,981         18,782,566          5,869,403
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.260576     $    14.954394     $    13.726448     $    11.849812
                                  TO $16.086463      to $15.534425      to $14.055820      to $11.983146

Net assets, end of period        $  991,679,800     $  566,888,895     $  258,689,422     $   69,762,562

Investment income ratio*                   3.58%              1.59%              3.31%              0.17%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    1.90%              8.78%             11.08%             (5.20%)
highest***                              TO 3.53%          to 10.54%          to 17.30%          to (4.13%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             LIFESTYLE CONSERVATIVE 280 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            8,979,630          8,694,983          9,468,995          6,695,670          4,788,787
Units issued                          3,252,639          3,924,826          3,574,566          5,362,317          3,306,433
Units redeemed                       (3,912,577)        (3,640,179)        (4,348,578)        (2,588,992)        (1,399,500)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  8,319,692          8,979,630          8,694,983          9,468,995          6,695,670
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.690205     $    14.551671     $    13.658793     $    12.478970     $    12.503081
                                  TO $20.005481      to $19.718253      to $18.415805      to $16.741166      to $16.689833

Net assets, end of period        $  152,461,030     $  162,470,887     $  147,502,755     $  146,341,361     $  105,738,771

Investment income ratio*                   4.75%              3.36%              3.97%              3.08%              4.28%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    0.95%              6.54%              9.45%             (0.19%)             0.02%
highest***                              TO 2.42%           to 8.10%          to 11.05%           to 1.27%           to 2.76%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE CONSERVATIVE 280 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           17,300,819          9,758,062          3,504,151                  0
Units issued                         11,866,380         19,159,041          8,914,252          3,860,984
Units redeemed                       (4,260,009)       (11,616,284)        (2,660,341)          (356,833)
                                 --------------     --------------     --------------     --------------

Units, end of period                 24,907,190         17,300,819          9,758,062          3,504,151
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.193526     $    14.091319     $    13.255928     $    12.455071
                                  TO $15.432640      to $15.078992      to $13.959339      to $12.570409

Net assets, end of period        $  368,417,695     $  253,058,842     $  133,685,859     $   43,758,875

Investment income ratio*                   4.40%              2.12%              4.20%              0.25%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    0.73%              6.30%              6.05%             (0.36%)
highest***                              TO 2.35%           to 8.02%          to 11.05%           to 0.56%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SMALL COMPANY VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           14,366,611         15,205,749         16,010,391          9,912,518          4,807,888
Units issued                            787,810          3,530,167          7,333,926         17,802,268         13,059,190
Units redeemed                       (4,021,604)        (4,369,305)        (8,138,568)       (11,704,395)        (7,854,560)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 11,132,817         14,366,611         15,205,749         16,010,391          9,912,518
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    19.680508     $    18.738753     $    15.255705     $    11.631943     $    12.602235
                                  TO $21.965690      to $20.883351      to $16.976139      to $12.924339      to $13.981425

Net assets, end of period        $  229,829,607     $  281,190,292     $  241,376,374     $  193,031,852     $  129,266,865

Investment income ratio*                   0.28%              0.16%              0.41%              0.29%              0.14%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    5.03%             22.83%             31.15%             (7.70%)             0.82%
highest***                              TO 6.55%          to 24.63%          to 33.07%          to (6.35%)          to 6.06%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SMALL COMPANY VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           11,152,895          8,705,019          4,130,323                  0
Units issued                          1,152,791          8,448,759          6,202,403          5,004,133
Units redeemed                       (2,331,037)        (6,000,883)        (1,627,707)          (873,810)
                                 --------------     --------------     --------------     --------------

Units, end of period                  9,974,649         11,152,895          8,705,019          4,130,323
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.165435     $    16.382482     $    13.364515     $    10.197768
                                  TO $19.607567      to $18.722545      to $15.281139      to $11.505543

Net assets, end of period        $  178,396,318     $  189,901,972     $  120,317,623     $   43,168,147

Investment income ratio*                   0.07%              0.08%              0.58%              0.01%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    4.62%             22.40%             22.17%            (18.42%)
highest***                              TO 6.30%          to 24.38%          to 32.96%          to (7.96%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           11,967,042         11,406,550         10,361,088          7,152,751          4,861,051
Units issued                         13,053,618          3,063,895          4,448,760         11,203,326          7,172,267
Units redeemed                       (3,983,369)        (2,503,403)        (3,403,298)        (7,994,989)        (4,880,567)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 21,037,291         11,967,042         11,406,550         10,361,088          7,152,751
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.653467     $    14.400513     $    12.045466     $     8.453467     $    10.459987
                                  TO $17.881443      to $16.452869      to $13.769068       to $9.667908      to $11.968682

Net assets, end of period        $  335,773,589     $  175,648,455     $  139,826,546     $   89,056,992     $   75,552,701

Investment income ratio*                   0.63%              1.21%              0.82%              0.78%              1.02%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    8.47%             19.25%             42.14%            (19.39%)           (11.45%)
highest***                             TO 10.05%          to 21.00%          to 44.21%         to (18.21%)         to (4.25%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            8,849,789          6,546,959          3,037,391                  0
Units issued                          4,150,132          6,889,921          8,369,939          9,698,755
Units redeemed                       (2,402,095)        (4,587,091)        (4,860,371)        (6,661,364)
                                 --------------     --------------     --------------     --------------

Units, end of period                 10,597,826          8,849,789          6,546,959          3,037,391
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.842191     $    16.484112     $    13.842199     $     9.761622
                                  TO $22.269720      to $20.584902      to $17.294424      to $10.320663

Net assets, end of period        $  194,292,011     $  149,346,273     $   92,299,899     $   29,993,937

Investment income ratio*                   0.60%              0.88%              1.11%              0.07%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    8.08%             18.91%             38.26%            (21.91%)
highest***                              TO 9.81%          to 20.83%          to 43.87%         to (17.43%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              SMALL COMPANY BLEND CLASS A (5)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            8,510,425         10,128,267         10,247,994          9,038,221          6,632,660
Units issued                            101,148          1,379,479          6,014,711          9,020,128          6,129,954
Units redeemed                       (8,611,573)        (2,997,321)        (6,134,438)        (7,810,355)        (3,724,393)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0          8,510,425         10,128,267         10,247,994          9,038,221
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     8.584622     $     9.778392     $     9.283714     $     6.762279     $     9.244249
                                  TO $11.404786      to $12.975896      to $12.276306       to $8.913306      to $12.178671

Net assets, end of period        $            0     $  108,017,121     $  121,707,808     $   89,479,139     $  107,671,859

Investment income ratio*                   0.00%              0.00%              0.00%              0.20%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                  (12.25%)             5.17%             37.08%            (26.96%)           (14.70%)
highest***                            TO (11.83%)           to 6.71%         to 39.08%         to (25.89%)         to (2.57%)



----------
(5) On April 29, 2005 Small Company Blend Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SMALL COMPANY BLEND CLASS B (1,5)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            5,112,263          4,425,922          1,692,425                  0
Units issued                            161,166          3,628,183          3,822,054          1,962,478
Units redeemed                       (5,273,429)        (2,941,842)        (1,088,557)          (270,053)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0          5,112,263          4,425,922          1,692,425
                                 ==============     ==============     ==============     ==============

Unit value                       $    11.427013     $    13.033916     $    12.412061     $     9.059320
                                  TO $14.920330      to $17.021248      to $16.217293       to $9.393008

Net assets, end of period        $            0     $   67,816,765     $   55,692,520     $   15,473,317

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                  (12.37%)             4.85%             29.65%            (27.53%)
highest***                            TO (11.91%)         to $6.55%          to 39.01%         to (24.86%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) On On April 29, 2005 Small Company Blend Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    TOTAL RETURN CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           24,745,701         31,438,368         40,268,739         26,705,881         11,037,368
Units issued                          1,673,025          3,007,954          5,541,297         24,661,523         21,593,399
Units redeemed                       (5,591,066)        (9,700,239)       (14,371,668)       (11,098,665)        (5,924,886)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 20,827,660         24,745,701         31,438,368         40,268,739         26,705,881
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.650719     $    14.570278     $    14.149209     $    13.731734     $    12.779035
                                  TO $17.855739      to $17.502768      to $16.751628      to $16.023311      to $14.697020

Net assets, end of period        $  340,881,593     $  400,815,043     $  492,908,807     $  610,596,879     $  377,177,799

Investment income ratio*                   2.43%              3.85%              2.91%              2.55%              3.34%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    0.55%              2.98%              3.04%              7.46%              2.23%
highest***                              TO 2.02%           to 4.48%           to 4.55%           to 9.02%           to 7.79%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          TOTAL RETURN CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           18,952,223         18,959,415         11,099,623                  0
Units issued                          2,364,743         11,131,700         15,850,312         12,152,904
Units redeemed                       (3,768,848)       (11,138,892)        (7,990,520)        (1,053,281)
                                 --------------     --------------     --------------     --------------

Units, end of period                 17,548,118         18,952,223         18,959,415         11,099,623
                                 ==============     ==============     ==============     ==============

Unit value                       $    12.864009     $    12.840954     $    12.518111     $    13.300010
                                  TO $14.869531      to $14.607924      to $14.014008      to $13.423104

Net assets, end of period        $  249,888,032     $  268,236,053     $  260,586,543     $  147,945,968

Investment income ratio*                   2.02%              3.05%              3.78%              0.08%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    0.18%              2.58%              0.14%              6.40%
highest***                              TO 1.79%           to 4.24%           to 4.40%           to 7.38%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   U.S. LARGE CAP CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           29,183,210         23,693,053         26,102,894         24,789,891         17,820,303
Units issued                            655,328         11,769,170          4,859,240          9,105,948         11,820,012
Units redeemed                       (6,387,802)        (6,279,013)        (7,269,081)        (7,792,945)        (4,850,424)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 23,450,736         29,183,210         23,693,053         26,102,894         24,789,891
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.690890     $    12.210486     $    11.365395     $     8.442592     $    11.489880
                                  TO $15.266431      to $13.326315      to $12.354355       to $9.140645      to $12.390130

Net assets, end of period        $  321,910,392     $  384,370,578     $  289,158,401     $  235,934,105     $  304,710,768

Investment income ratio*                   0.44%              0.26%              0.40%              0.31%              0.34%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    3.83%              7.33%             34.49%            (26.60%)            (8.08%)
highest***                              TO 5.34%           to 8.90%          to 36.45%         to (25.52%)         to (2.99%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        U.S. LARGE CAP CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            9,022,071          7,525,095          4,071,162                  0
Units issued                            608,728          6,019,128          4,405,953          4,283,570
Units redeemed                       (1,834,301)        (4,522,152)          (952,020)          (212,408)
                                 --------------     --------------     --------------     --------------

Units, end of period                  7,796,498          9,022,071          7,525,095          4,071,162
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.135691     $    13.591728     $    12.664320     $     9.419481
                                  TO $17.002584      to $16.397272      to $15.324454       to $9.981983

Net assets, end of period        $  114,792,826     $  127,668,373     $   99,194,217     $   39,931,672

Investment income ratio*                   0.12%              0.20%              0.63%              0.01%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    3.59%              6.89%             22.52%            (24.64%)
highest***                              TO 5.25%           to 8.62%          to 36.07%         to (20.14%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MID CAP STOCK CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           13,193,740         13,462,623         11,484,771         10,524,971          6,377,334
Units issued                         13,641,076          3,581,366          4,480,710          5,366,072          6,783,695
Units redeemed                       (4,786,384)        (3,850,249)        (2,502,858)        (4,406,272)        (2,636,058)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 22,048,432         13,193,740         13,462,623         11,484,771         10,524,971
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.501747     $    12.867467     $    10.989664     $     7.849726     $    10.305876
                                  TO $17.543915      to $15.574551      to $13.308373       to $9.510684      to $12.492798

Net assets, end of period        $  326,656,276     $  173,906,340     $  151,615,593     $   92,119,372     $  109,651,843

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   12.42%             16.79%             39.65%            (24.02%)           (14.99%)
highest***                             TO 14.06%          to 18.50%          to 41.69%         to (22.91%)         to (0.06%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         MID CAP STOCK CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            6,823,802          5,521,155          1,814,896                  0
Units issued                          3,888,960          5,818,673          4,268,123          1,914,105
Units redeemed                       (2,039,679)        (4,516,026)          (561,864)           (99,209)
                                 --------------     --------------     --------------     --------------

Units, end of period                  8,673,083          6,823,802          5,521,155          1,814,896
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.616489     $    15.651048     $    13.399635     $     9.595389
                                  TO $20.488505      to $18.257144      to $15.677910      to $10.181352

Net assets, end of period        $  159,035,348     $  111,075,900     $   76,987,939     $   18,160,532

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   12.11%             16.33%             25.34%            (23.24%)
highest***                             TO 13.91%          to 18.22%          to 41.33%         to (18.55%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GLOBAL ALLOCATION CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            5,658,211          5,563,193          6,658,019          6,662,814          3,156,953
Units issued                            921,908          1,292,050          1,056,420          2,452,984          5,959,643
Units redeemed                       (1,057,606)        (1,197,032)        (2,151,246)        (2,457,779)        (2,453,782)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  5,522,513          5,658,211          5,563,193          6,658,019          6,662,814
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.096081     $    10.621190     $     9.578808     $     7.702576     $    10.197351
                                  TO $12.726550      to $12.187943      to $10.997305       to $8.847644      to $11.719158

Net assets, end of period        $   62,158,614     $   60,918,382     $   53,960,907     $   51,969,623     $   68,409,194

Investment income ratio*                   0.96%              1.02%              0.49%              0.00%              0.11%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    4.21%             10.60%             24.05%            (24.65%)           (17.43%)
highest***                              TO 5.73%          to 12.22%          to 25.86%         to (23.55%)         to (6.25%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       GLOBAL ALLOCATION CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,418,174          1,378,780            513,126                  0
Units issued                          4,380,563          3,659,713          1,187,079            537,476
Units redeemed                         (470,336)        (1,620,319)          (321,425)           (24,350)
                                 --------------     --------------     --------------     --------------

Units, end of period                  7,328,401          3,418,174          1,378,780            513,126
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.737958          13.183540     $    11.911549     $     9.575126
                                  TO $17.012858      to $16.375187      to $14.839803      to $10.220929

Net assets, end of period        $  105,078,029     $   47,200,628     $   17,237,566     $    5,167,433

Investment income ratio*                   0.71%              0.58%              0.66%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    3.79%             10.24%             18.64%            (23.40%)
highest***                              TO 5.46%          to 12.02%          to 25.90%         to (18.23%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   DYNAMIC GROWTH CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           20,130,846         24,252,656         15,608,826         18,901,811         13,662,750
Units issued                          1,893,158          2,210,665         16,880,063          9,383,010         13,245,995
Units redeemed                       (4,492,610)        (6,332,475)        (8,236,233)       (12,675,995)        (8,006,934)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 17,531,394         20,130,846         24,252,656         15,608,826         18,901,811
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     4.963389     $     4.489166     $     4.149140     $     3.269019     $     4.639280
                                  TO $11.489988      to $10.397356       to $9.614621       to $7.578932      to $10.761173

Net assets, end of period        $   95,384,063     $   99,317,799     $  110,270,036     $   53,527,836     $   90,279,435

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%             18.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   10.29%              7.92%             26.61%            (29.71%)           (49.84%)
highest***                             TO 11.89%           to 9.50%          to 28.45%         to (28.68%)        to (13.91%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        DYNAMIC GROWTH CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,712,920          3,026,235            414,467                  0
Units issued                            824,348          1,419,660          3,175,306            541,480
Units redeemed                         (906,071)        (1,732,975)          (563,538)          (127,013)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,631,197          2,712,920          3,026,235            414,467
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.504882     $    13.164527     $    12.164875     $     9.578097
                                  TO $18.398977      to $16.748775      to $15.523566      to $10.187105

Net assets, end of period        $   40,096,454     $   37,343,494     $   38,545,157     $    4,136,538

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    9.74%              7.78%             24.11%            (23.38%)
highest***                             TO 11.51%           to 9.53%          to 28.54%         to (18.50%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              TOTAL STOCK MARKET INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,332,097          3,675,461          3,104,717          2,570,261          1,122,107
Units issued                            300,950            946,534          1,356,378          1,710,108          2,025,166
Units redeemed                         (872,435)        (1,289,898)          (785,634)        (1,175,652)          (577,012)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,760,612          3,332,097          3,675,461          3,104,717          2,570,261
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.010141     $    10.589961     $     9.635326     $     7.503914     $     9.692272
                                  TO $13.430148      to $12.924053      to $11.764902       to $9.166981      to $11.846265

Net assets, end of period        $   31,292,395     $   36,324,080     $   36,557,181     $   23,957,518     $   25,221,354

Investment income ratio*                   1.15%              0.62%              0.00%              0.93%              1.12%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    3.71%              9.63%             28.08%            (22.77%)           (15.96%)
highest***                              TO 5.22%          to 11.24%          to 29.95%         to (21.64%)         to (5.23)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    TOTAL STOCK MARKET INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,130,056          1,978,859            581,294                  0
Units issued                            556,069          1,591,734          1,587,181            642,480
Units redeemed                         (577,047)        (1,440,537)          (189,616)           (61,186)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,109,078          2,130,056          1,978,859            581,294
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.304970     $    13.795381     $    12.568032     $     9.804582
                                  TO $17.180753      to $16.618356      to $15.185445      to $10.288626

Net assets, end of period        $   31,196,119     $   30,315,688     $   25,617,437     $    5,875,456

Investment income ratio*                   0.89%              0.46%              0.00%              2.43%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    3.28%              9.33%             21.40%            (21.56%)
highest***                              TO 4.94%          to 11.09%          to 29.73%         to (17.69%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     500 INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           18,322,920         20,233,923         19,500,395         15,691,810          5,632,076
Units issued                          1,706,533          4,153,455          7,802,132         12,114,968         13,508,548
Units redeemed                       (5,122,495)        (6,064,458)        (7,068,604)        (8,306,383)        (3,448,814)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 14,906,958         18,322,920         20,233,923         19,500,395         15,691,810
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    10.288118     $    10.028854     $     9.247369     $     7.344179     $     9.637624
                                  TO $12.543347      to $12.233328      to $11.285714       to $8.967490      to $11.773758

Net assets, end of period        $  158,071,291     $  189,375,291     $  192,606,324     $  147,402,795     $  153,940,008

Investment income ratio*                   1.61%              0.92%              0.90%              0.00%              1.09%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    2.33%              8.18%             25.60%            (23.99%)           (16.55%)
highest***                              TO 3.82%           to 9.76%          to 27.43%         to (22.88%)         to (5.81%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           500 INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            9,260,691          8,139,230          3,593,515                  0
Units issued                          1,209,819          5,615,328          5,842,301          4,454,135
Units redeemed                       (2,575,177)        (4,493,867)        (1,296,586)          (860,620)
                                 --------------     --------------     --------------     --------------

Units, end of period                  7,895,333          9,260,691          8,139,230          3,593,515
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.441958     $    13.124674     $    12.130947     $     9.652858
                                  TO $16.417697      to $16.078200      to $14.905604      to $10.294172

Net assets, end of period        $  110,890,493     $  126,997,429     $  103,375,900     $   36,399,639

Investment income ratio*                   1.41%              0.67%              1.32%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    2.01%              7.76%             19.17%            (22.78%)
highest***                              TO 3.65%           to 9.50%          to 27.19%         to (17.65%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MID CAP INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,260,247          4,755,446          4,685,525          2,946,366          1,030,569
Units issued                            714,713          1,088,666          1,605,030          4,518,532          3,509,583
Units redeemed                       (1,219,666)        (1,583,865)        (1,535,109)        (2,779,373)        (1,593,786)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  3,755,294          4,260,247          4,755,446          4,685,525          2,946,366
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    16.377549     $    14.884878     $    13.084939     $     9.900179     $    11.881892
                                  TO $19.005106      to $17.042134      to $14.779952      to $11.032915      to $12.858949

Net assets, end of period        $   66,360,197     $   68,148,405     $   66,752,299     $   49,682,577     $   37,531,220

Investment income ratio*                   0.52%              0.37%              0.00%              0.48%              0.88%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    9.92%             13.64%             32.04%            (16.76%)            (4.94%)
highest***                             TO 11.52%          to 15.31%          to 33.96%         to (15.54%)         to (1.46%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         MID CAP INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,477,019          2,913,063          1,207,667                  0
Units issued                            724,143          2,584,395          2,008,594          1,306,932
Units redeemed                         (862,902)        (2,020,439)          (303,198)           (99,265)
                                 --------------     --------------     --------------     --------------

Units, end of period                  3,338,260          3,477,019          2,913,063          1,207,667
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.372512     $    14.925609     $    13.154235     $     9.980766
                                  TO $19.770230      to $18.032040      to $15.899955      to $10.446948

Net assets, end of period        $   55,886,044     $   52,902,429     $   38,917,810     $   12,159,284

Investment income ratio*                   0.34%              0.24%              0.00%              1.16%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    9.53%             13.30%             27.12%            (20.15%)
highest***                             TO 11.29%          to 15.13%          to 33.72%         to (16.42%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SMALL CAP INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,316,834          4,257,585          3,204,639          2,180,584            484,101
Units issued                            612,358          1,145,518          2,536,305          3,042,320          3,221,674
Units redeemed                       (1,131,432)        (2,086,269)        (1,483,359)        (2,018,265)        (1,525,191)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,797,760          3,316,834          4,257,585          3,204,639          2,180,584
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.500000     $    12.500000     $     12.50000     $     8.926733     $    11.557294
                                  TO $16.208638      to $15.868313      to $13.757234       to $12.50000      to $12.432687

Net assets, end of period        $   43,030,769     $   49,870,620     $   55,344,083     $   29,030,279     $   25,404,652

Investment income ratio*                   0.55%              0.33%              0.00%              0.78%              2.50%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    1.94%             15.11%             43.05%            (22.95%)            (4.89%)
highest***                              TO 3.43%          to 16.80%          to 45.13%         to (21.83%)          to 0.08%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SMALL CAP INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,001,701          2,547,096            965,858                  0
Units issued                            574,560          2,307,819          2,048,792          1,043,986
Units redeemed                         (707,273)        (1,853,214)          (467,554)           (78,128)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,868,988          3,001,701          2,547,096            965,858
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.800683     $    15.528002     $    13.511860     $     9.475320
                                  TO $19.529123      to $19.201669      to $16.716921       to $9.810708

Net assets, end of period        $   46,391,825     $   47,579,642     $   34,874,227     $    9,220,840

Investment income ratio*                   0.35%              0.19%              0.00%              2.03%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    1.60%             14.75%             33.65%            (24.20%)
highest***                              TO 3.24%          to 16.60%          to 44.68%         to (21.51%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                CAPITAL APPRECIATION CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,728,424          5,307,928          5,316,986          3,007,088             78,393
Units issued                          1,433,424          1,320,101          1,407,210          3,440,920          4,487,092
Units redeemed                       (1,704,272)        (1,899,605)        (1,416,268)        (1,131,022)        (1,558,397)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  4,457,576          4,728,424          5,307,928          5,316,986          3,007,088
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     9.153633     $     8.171240     $     7.606320     $     5.978615     $     8.769024
                                  TO $12.413295      to $11.075538      to $10.304647       to $8.095466      to $11.867934

Net assets, end of period        $   42,848,414     $   40,611,702     $   42,404,216     $   33,398,913     $   27,008,052

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   11.86%              7.27%             27.04%            (31.92%)           (24.64%)
highest***                             TO 13.48%           to 8.84%          to 28.89%         to (30.93%)         to (5.06%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     CAPITAL APPRECIATION CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,966,722          2,922,667          1,394,685                  0
Units issued                            823,618          1,733,072          1,967,451          1,491,217
Units redeemed                         (740,694)        (1,689,017)          (439,469)           (96,532)
                                 --------------     --------------     --------------     --------------

Units, end of period                  3,049,646          2,966,722          2,922,667          1,394,685
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.367255     $    11.951649     $    11.124546     $     8.742892
                                  TO $17.750394      to $15.918119      to $14.861154       to $9.623666

Net assets, end of period        $   43,563,087     $   38,036,117     $   34,921,858     $   13,117,154

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   11.40%              7.01%             18.81%            (30.06%)
highest***                             TO 13.19%           to 8.74%          to 28.77%         to (23.01%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                HEALTH SCIENCES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            5,487,893          5,750,566          5,117,228          3,324,618                  0
Units issued                          1,006,533          2,227,201          2,461,329          4,043,663          4,275,340
Units redeemed                       (1,591,860)        (2,489,874)        (1,827,991)        (2,251,053)          (950,722)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  4,902,566          5,487,893          5,750,566          5,117,228          3,324,618
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.725474     $    14.227479     $    12.575813     $     9.409123     $    13.180193
                                  TO $17.068079      to $15.220514      to $13.259362       to $9.777931      to $13.499140

Net assets, end of period        $   79,468,743     $   80,167,104     $   73,963,540     $   49,049,222     $   44,538,109

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   10.53%             13.13%             33.66%            (28.61%)             5.44%
highest***                             TO 12.14%          to 14.79%          to 35.61%         to (27.57%)          to 7.99%




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        HEALTH SCIENCES CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            4,517,055          3,616,825          1,477,964                  0
Units issued                          1,028,385          4,029,100          2,545,167          1,557,193
Units redeemed                       (1,078,589)        (3,128,870)          (406,306)           (79,229)
                                 --------------     --------------     --------------     --------------

Units, end of period                  4,466,851          4,517,055          3,616,825          1,477,964
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.951784     $    14.424059     $    12.746949     $     9.534743
                                  TO $18.661963      to $16.925244      to $15.002379      to $10.700725

Net assets, end of period        $   77,354,828     $   70,754,265     $   50,184,197     $   15,331,070

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   10.15%             12.70%             19.94%            (23.72%)
highest***                             TO 11.92%          to 14.53%          to 35.30%         to (14.39%)




----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               FINANCIAL SERVICES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,008,622          3,423,874          3,369,781          1,848,318                  0
Units issued                            367,328            869,468            949,719          2,940,962          2,591,755
Units redeemed                         (740,661)        (1,284,720)          (895,626)        (1,419,499)          (743,437)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,635,289          3,008,622          3,423,874          3,369,781          1,848,318
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.214779     $    13.183353     $    12.161199     $     9.269250     $    11.493242
                                  TO $15.140214      to $13.853969      to $12.608019       to $9.538791      to $11.815615

Net assets, end of period        $   37,995,810     $   40,133,368     $   42,022,538     $   31,448,879     $   21,300,332

Investment income ratio*                   0.39%              0.36%              0.18%              0.00%              0.05%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    7.72%              8.30%             31.07%            (19.43%)            (8.05%)
highest***                              TO 9.28%           to 9.88%          to 32.98%         to (18.25%)         to (5.48%)



----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      FINANCIAL SERVICES CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,668,121          2,493,124          1,142,101                  0
Units issued                            342,693          1,957,333          1,610,549          1,193,705
Units redeemed                         (462,905)        (1,782,336)          (259,526)           (51,604)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,547,909          2,668,121          2,493,124          1,142,101
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.539574     $    14.446232     $    13.374740     $    10.218222
                                  TO $18.159314      to $16.890066      to $15.645153      to $10.347728

Net assets, end of period        $   40,196,804     $   39,011,644     $   33,639,298     $   11,720,517

Investment income ratio*                   0.20%              0.24%              0.30%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    7.41%              7.85%             25.08%            (18.25%)
highest***                              TO 9.13%           to 9.59%          to 32.80%         to (17.22%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              QUANTITATIVE MID CAP CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,100,021            902,610            884,890            427,784                  0
Units issued                            680,938            699,843            363,857            803,847            518,788
Units redeemed                         (648,896)          (502,432)          (346,137)          (346,741)           (91,004)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,132,063          1,100,021            902,610            884,890            427,784
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.495726     $    12.092684     $    10.416388     $     7.655645     $    10.077137
                                  TO $14.866743      to $13.307899      to $11.451664       to $8.408113      to $11.056543

Net assets, end of period        $   15,576,039     $   13,542,613     $    9,549,894     $    6,865,094     $    4,331,032

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   11.49%             15.98%             35.93%            (24.11%)           (19.38%)
highest***                             TO 13.11%          to 17.67%          to 37.91%         to (23.00%)        to (11.55%)




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     QUANTITATIVE MID CAP CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              707,631            504,810            211,807                  0
Units issued                            488,880            663,710            375,846            224,084
Units redeemed                         (351,637)          (460,889)           (82,843)           (12,277)
                                 --------------     --------------     --------------     --------------

Units, end of period                    844,874            707,631            504,810            211,807
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.071006     $    15.305359     $    13.199297     $     9.700786
                                  TO $20.179097      to $18.146146      to $15.696317       to $9.941092

Net assets, end of period        $   14,660,479     $   11,010,392     $    6,766,184     $    2,085,920

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   11.09%             15.49%             25.49%            (22.39%)
highest***                             TO 12.88%          to 17.36%          to 37.70%         to (20.47%)




----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               STRATEGIC GROWTH CLASS A (6,7)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,619,207          5,490,579          6,214,843          4,091,308                  0
Units issued                             82,225            926,128          1,163,948          3,934,189          4,703,515
Units redeemed                       (4,701,432)        (1,797,500)        (1,888,212)        (1,810,654)          (612,207)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0          4,619,207          5,490,579          6,214,843          4,091,308
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     9.430077     $    10.033502     $     9.587257     $     7.694426     $    10.887341
                                  TO $10.246865      to $10.899006      to $10.403829       to $8.341450      to $11.791031

Net assets, end of period        $            0     $   47,260,869     $   53,518,186     $   48,489,729     $   44,775,968

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   (6.04%)             4.55%             24.48%            (29.40%)           (12.90%)
highest***                             TO (5.60%)          to 6.08%          to 26.29%         to (28.36%)         to (5.67%)




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(7) On April 29, 2005 Strategic Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      STRATEGIC GROWTH CLASS B (1,7)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,627,982          2,514,808          1,267,094                  0
Units issued                             59,049          1,458,826          1,507,339          1,344,714
Units redeemed                       (2,687,031)        (1,345,652)          (259,625)           (77,620)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0          2,627,982          2,514,808          1,267,094
                                 ==============     ==============     ==============     ==============

Unit value                       $    11.352050     $    12.069021     $    11.545878     $     9.270921
                                  TO $14.224998      to $15.138225      to $14.525660      to $10.448321

Net assets, end of period        $            0     $   34,735,748     $   31,746,699     $   12,855,216

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   (6.06%)             4.11%             16.13%            (25.83%)
highest***                             TO (5.57%)          to 5.80%          to 26.04%         to (16.41%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(7) On April 29, 2005 Strategic Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 ALL CAP VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,917,444          4,535,380          2,965,864          1,490,795                  0
Units issued                            754,087          2,128,577          3,170,307          3,185,746          2,033,229
Units redeemed                       (1,409,584)        (1,746,513)        (1,600,791)        (1,710,677)          (542,434)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  4,261,947          4,917,444          4,535,380          2,965,864          1,490,795
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.191544     $    13.667960     $    12.001723     $     8.831587     $    12.460579
                                  TO $15.115503      to $14.363222      to $12.442718       to $9.033519      to $12.553231

Net assets, end of period        $   61,296,734     $   67,923,997     $   54,842,568     $   26,319,806     $   18,612,296

Investment income ratio*                   0.55%              0.32%              0.06%              0.00%              0.04%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    3.73%             13.77%             35.76%            (29.19%)            (0.32%)
highest***                              TO 5.24%          to 15.43%          to 37.74%         to (28.16%)          to 0.43%



----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         ALL CAP VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            4,126,140          2,646,621            694,057                  0
Units issued                            689,492          4,028,605          2,255,105            787,764
Units redeemed                       (1,044,991)        (2,549,086)          (302,541)           (93,707)
                                 --------------     --------------     --------------     --------------

Units, end of period                  3,770,641          4,126,140          2,646,621            694,057
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.233062     $    13.725754     $    12.051359     $     8.867339
                                  TO $17.864272      to $17.279130      to $15.216943       to $9.733648

Net assets, end of period        $   57,393,472     $   60,281,019     $   34,137,963     $    6,606,814

Investment income ratio*                   0.12%              0.20%              0.12%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    3.28%             13.44%             21.66%            (29.06%)
highest***                              TO 4.94%          to 15.27%          to 37.55%         to (22.13%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                STRATEGIC VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,084,293          3,372,951          3,696,921          2,681,025                  0
Units issued                            245,454          1,459,612            950,490          2,279,701          2,850,412
Units redeemed                         (938,518)        (1,748,270)        (1,274,460)        (1,263,805)          (169,387)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,391,229          3,084,293          3,372,951          3,696,921          2,681,025
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    10.848689     $    11.077918     $     9.560347     $     7.558594     $    10.571147
                                  TO $11.919593      to $12.159321      to $10.483095       to $8.279854      to $11.568273

Net assets, end of period        $   26,484,316     $   34,828,290     $   32,780,038     $   28,348,130     $   28,445,090

Investment income ratio*                   0.76%              0.34%              0.02%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   (2.17%)            15.76%             26.36%            (28.57%)           (15.43%)
highest***                             TO (0.74%)         to 17.45%          to 28.20%         to (27.52%)         to (7.45%)




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       STRATEGIC VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,790,612          1,437,699            564,306                  0
Units issued                            244,840          1,511,937          1,057,338            590,864
Units redeemed                         (395,531)        (1,159,024)          (183,945)           (26,558)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,639,921          1,790,612          1,437,699            564,306
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.381606     $    13.676015     $    11.804094     $     9.325864
                                  TO $16.856435      to $17.278918      to $14.958761       to $9.884967

Net assets, end of period        $   22,793,583     $   25,435,936     $   17,658,604     $    5,487,662

Investment income ratio*                   0.35%              0.24%              0.11%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   (2.54%)            15.39%             19.59%            (25.39%)
highest***                             TO (0.97%)         to 17.26%          to 28.10%         to (20.92%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   UTILITIES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,379,832          2,783,928          2,405,485          1,662,099                  0
Units issued                          2,060,906          1,772,165          1,656,904          1,737,008          1,846,094
Units redeemed                       (1,912,886)        (1,176,261)        (1,278,461)          (993,622)          (183,995)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  3,527,852          3,379,832          2,783,928          2,405,485          1,662,099
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.362951     $    11.645930     $     9.162056     $     6.934069     $     9.234447
                                  TO $15.420799      to $13.425966      to $10.551871       to $7.977953      to $10.614010

Net assets, end of period        $   48,051,799     $   40,070,655     $   25,917,966     $   16,927,283     $   15,443,876

Investment income ratio*                   0.44%              0.85%              1.17%              0.01%              0.94%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   14.63%             26.98%             32.00%            (24.99%)           (26.12%)
highest***                             TO 16.30%          to 28.84%          to 33.92%         to (23.89%)        to (15.09%)




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           UTILITIES CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,944,303          1,379,511            602,846                  0
Units issued                          1,595,652          1,843,966          1,019,043            642,772
Units redeemed                       (1,165,331)        (1,279,174)          (242,378)           (39,926)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,374,624          1,944,303          1,379,511            602,846
                                 ==============     ==============     ==============     ==============

Unit value                       $    19.271293     $    16.807837     $    13.222661     $    10.012642
                                  TO $21.852240      to $19.047878      to $15.030005      to $10.952499

Net assets, end of period        $   48,679,921     $   34,697,150     $   19,355,929     $    6,414,433

Investment income ratio*                   0.29%              0.63%              1.49%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   14.20%             26.61%             20.16%            (19.90%)
highest***                             TO 16.04%          to 28.65%          to 33.65%         to (12.38%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 MID CAP VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           13,725,640         13,081,721         13,412,921          5,472,993                  0
Units issued                          1,569,761          4,232,248          5,004,204         12,133,178          6,029,159
Units redeemed                       (2,935,434)        (3,588,329)        (5,335,404)        (4,193,250)          (556,166)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 12,359,967         13,725,640         13,081,721         13,412,921          5,472,993
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    18.216689     $    17.183136     $    14.057453     $    11.417401     $    12.932106
                                  TO $19.414601      to $18.056979      to $14.573841      to $11.678238      to $13.049955

Net assets, end of period        $  228,345,557     $  238,327,202     $  185,295,774     $  153,879,553     $   70,920,450

Investment income ratio*                   0.45%              0.47%              0.41%              0.00%              0.49%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    5.98%             22.11%             23.00%            (11.80%)             3.46%
highest***                              TO 7.52%          to 23.90%          to 24.79%         to (10.51%)          to 4.40%



----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         MID CAP VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           13,288,336         10,325,946          5,026,567                  0
Units issued                          1,617,653          9,581,368          6,236,058          5,296,863
Units redeemed                       (2,390,259)        (6,618,977)          (936,679)          (270,296)
                                 --------------     --------------     --------------     --------------

Units, end of period                 12,515,730         13,288,331         10,325,946          5,026,567
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.119736     $    16.190566     $    13.284836     $    10.819828
                                  TO $20.093067      to $19.012002      to $15.607730      to $11.425215

Net assets, end of period        $  219,692,958     $  219,967,602     $  139,572,333     $   54,988,401

Investment income ratio*                   0.26%              0.32%              0.54%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    5.58%             21.69%             22.78%            (13.44%)
highest***                              TO 7.28%          to 23.66%          to 25.03%         to (8.60%)




----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               FUNDAMENTAL VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           13,371,661         13,199,378         13,514,874          7,753,409                  0
Units issued                          1,438,465          3,318,976          2,295,081          8,580,308          8,181,898
Units redeemed                       (2,705,212)        (3,146,693)        (2,610,577)        (2,818,843)          (428,489)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 12,104,914         13,371,661         13,199,378         13,514,874          7,753,409
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.276727     $    13.354405     $    12.162388     $     9.537531     $    11.588922
                                  TO $15.206104      to $14.033624      to $12.694757       to $9.945065      to $12.072032

Net assets, end of period        $  175,605,176     $  181,040,982     $  162,347,218     $  130,027,860     $   90,187,236

Investment income ratio*                   0.46%              0.46%              0.28%              0.10%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    6.80%              9.69%             27.39%            (17.78%)            (7.29%)
highest***                              TO 8.35%          to 11.30%          to 29.25%         to (16.58%)         to (3.42%)



----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        FUNDAMENTAL VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           11,921,750          8,508,595          4,058,964                  0
Units issued                          4,827,067          9,323,689          5,010,895          4,200,434
Units redeemed                       (1,236,043)        (5,910,534)          (561,264)          (141,470)
                                 --------------     --------------     --------------     --------------

Units, end of period                 15,512,774         11,921,750          8,508,595          4,058,964
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.622816     $    14.647175     $    13.395703     $    10.536441
                                  TO $17.927073      to $16.815903      to $15.386843      to $10.634130

Net assets, end of period        $  245,661,100     $  176,399,399     $  114,784,432     $   42,897,307

Investment income ratio*                   0.21%              0.31%              0.38%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    6.50%              9.18%             23.01%            (15.71%)
highest***                              TO 8.21%          to 10.94%          to 28.99%         to (14.93%)




----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                           EMERGING GROWTH CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         473,368             232,343                   0
Units issued                                       492,159             912,644             331,546
Units redeemed                                    (491,722)           (671,619)            (99,203)
                                           ---------------     ---------------     ---------------

Units, end of period                               473,805             473,368             232,343
                                           ===============     ===============     ===============

Unit value                                 $     17.714248     $     16.837596     $     16.116569
                                             TO $18.483025       to $17.290406       to $16.286591

Net assets, end of period                  $     8,502,350     $     8,036,550     $     3,757,839

Investment income ratio*                              0.00%               0.00%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                               5.21%               4.47%              28.93%
highest***                                         TO 6.90%            to 6.16%           to 30.29%


----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                        NATURAL RESOURCES CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       3,869,756           1,515,413                   0
Units issued                                     4,590,299           5,544,565           1,721,831
Units redeemed                                  (2,335,621)         (3,190,222)           (206,418)
                                           ---------------     ---------------     ---------------

Units, end of period                             6,124,434           3,869,756           1,515,413
                                           ===============     ===============     ===============

Unit value                                 $     30.927015     $     21.558188     $     17.739809
                                             TO $32.268022       to $22.137598       to $17.926997

Net assets, end of period                  $   191,797,369     $    84,076,012     $    26,966,539

Investment income ratio*                              0.00%               0.05%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                              43.46%              21.52%              41.87%
highest***                                        TO 45.76%           to 23.49%           to 43.42%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                            MID CAP CORE CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       2,138,906           1,074,394                   0
Units issued                                       562,950           2,691,329           1,123,292
Units redeemed                                    (680,828)         (1,626,817)            (48,898)
                                           ---------------     ---------------     ---------------

Units, end of period                             2,021,028           2,138,906           1,074,394
                                           ===============     ===============     ===============

Unit value                                 $     17.510952     $     16.878461     $     15.095447
                                             TO $18.271130       to $17.332496       to $15.254859

Net assets, end of period                  $    35,841,513     $    36,390,057     $    16,268,884

Investment income ratio*                              0.00%               0.00%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                               3.75%              11.81%              20.76%
highest***                                         TO 5.42%           to 13.62%           to 22.04%


----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                       QUANTITATIVE ALL CAP CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         123,932              38,027                   0
Units issued                                       139,017             199,152              40,053
Units redeemed                                    (100,508)           (113,247)             (2,026)
                                           ---------------     ---------------     ---------------

Units, end of period                               162,441             123,932              38,027
                                           ===============     ===============     ===============

Unit value                                 $     18.296166     $     17.233077     $     15.339873
                                             TO $19.090307       to $17.696580       to $15.501820

Net assets, end of period                  $     3,011,379     $     2,151,762     $       585,046

Investment income ratio*                              0.77%               0.89%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                               6.17%              12.34%              22.28%
highest***                                         TO 7.88%           to 14.16%           to 24.01%


----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                         LARGE CAP VALUE CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       1,866,477             356,796                   0
Units issued                                     3,570,025           3,229,488             504,139
Units redeemed                                  (1,486,095)         (1,719,807)           (147,343)
                                           ---------------     ---------------     ---------------

Units, end of period                             3,950,407           1,866,477             356,796
                                           ===============     ===============     ===============

Unit value                                 $     21.140428     $     18.719780     $     15.722930
                                             TO $22.057766       to $19.223148       to $15.888873

Net assets, end of period                  $    84,616,190     $    35,227,543     $     5,627,747

Investment income ratio*                              0.00%               0.80%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                              12.93%              19.06%              25.54%
highest***                                        TO 14.75%           to 20.99%           to 27.11%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                              SMALL CAP
                                            OPPORTUNITIES
                                              CLASS A (9)
                                           ---------------
                                                      2005
                                           ---------------

Units, beginning of period                               0
Units issued                                     5,386,547
Units redeemed                                    (815,734)
                                           ---------------

Units, end of period                             4,570,813
                                           ===============

Unit value                                 $     22.471163
                                             TO $23.353015

Net assets, end of period                  $   103,816,668

Investment income ratio*                              0.00%

Expense ratio, lowest to                              0.45%
highest**                                          TO 1.90%

Total return, lowest to                              15.97%
highest***                                        TO 17.10%


----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                      SMALL CAP OPPORTUNITIES CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       1,454,025             861,634                   0
Units issued                                     3,602,754           2,161,531             946,956
Units redeemed                                  (1,773,699)         (1,569,140)            (85,322)
                                           ---------------     ---------------     ---------------

Units, end of period                             3,283,080           1,454,025             861,634
                                           ===============     ===============     ===============

Unit value                                 $     22.352761     $     21.201227     $     17.246575
                                             TO $23.322627       to $21.771180       to $17.428487

Net assets, end of period                  $    74,177,829     $    31,064,407     $    14,904,275

Investment income ratio*                              0.00%               0.05%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      5.43%              22.93%              37.81%
Total return, lowest to highest***                 TO 7.13%           to 24.92%           to 39.43%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                          SPECIAL VALUE CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         381,542             121,717                   0
Units issued                                     1,214,056             689,971             156,879
Units redeemed                                  (1,212,031)           (430,146)            (35,162)
                                           ---------------     ---------------     ---------------

Units, end of period                               383,567             381,542             121,717
                                           ===============     ===============     ===============

Unit value                                 $     18.898939     $     18.318383     $     15.588845
                                             TO $19.719143       to $18.810991       to $15.753409

Net assets, end of period                  $     7,342,054     $     7,044,658     $     1,903,124

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      3.17%              17.51%              24.71%
Total return, lowest to highest***                 TO 4.83%           to 19.41%           to 26.03%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                         REAL RETURN BOND CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       9,068,465           4,934,219                   0
Units issued                                     3,303,282          11,782,761           5,981,698

Units redeemed                                  (3,051,938)         (7,648,515)         (1,047,479)
                                           ---------------     ---------------     ---------------

Units, end of period                             9,319,809           9,068,465           4,934,219
                                           ===============     ===============     ===============

Unit value                                 $     13.652029     $     13.766871     $     12.924535
                                             TO $14.245081       to $14.137482       to $13.061280

Net assets, end of period                  $   128,756,295     $   125,768,922     $    63,957,704

Investment income ratio*                              0.13%               0.28%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     (0.83%)              6.52%               2.46%
Total return, lowest to highest***                 TO 0.76%            to 8.24%            to 4.49%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                     GREAT COMPANIES AMERICA CLASS B (8,10)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                          20,961              39,774                   0
Units issued                                           843              60,722              41,017

Units redeemed                                     (21,804)            (79,535)             (1,243)
                                           ---------------     ---------------     ---------------

Units, end of period                                     0              20,961              39,774
                                           ===============     ===============     ===============

Unit value                                 $     13.381396     $     13.855506     $     13.892531
                                             TO $13.758317       to $14.171708       to $13.983394

Net assets, end of period                  $             0     $       292,248     $       553,555

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     (3.42%)             (0.27%)             11.14%
Total return, lowest to highest***                TO (2.92%)           to 1.35%           to 11.87%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(10) On April 29, 2005 Great Companies America-B sub-account ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                      AMERICAN INTERNATIONAL CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                      14,790,123           3,751,895                   0
Units issued                                    11,981,155          19,570,059           4,335,560

Units redeemed                                  (2,078,498)         (8,531,831)           (583,665)
                                           ---------------     ---------------     ---------------

Units, end of period                            24,692,780          14,790,123           3,751,895
                                           ===============     ===============     ===============

Unit value                                 $     22.643737     $     19.121188     $     16.437377
                                             TO $23.626235       to $19.635294       to $16.610885

Net assets, end of period                  $   565,652,897     $   284,895,624     $    61,859,052

Investment income ratio*                              0.51%               0.29%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     18.42%              16.33%              30.62%
Total return, lowest to highest***                TO 20.33%           to 18.21%           to 32.89%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                          AMERICAN GROWTH CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                      39,162,085          16,805,110                   0
Units issued                                    17,550,968          43,931,981          17,406,701

Units redeemed                                  (3,070,538)        (21,575,006)           (601,591)
                                           ---------------     ---------------     ---------------

Units, end of period                            53,642,515          39,162,085          16,805,110
                                           ===============     ===============     ===============

Unit value                                 $     18.877881     $     16.669113     $     15.204047
                                             TO $19.697204       to $17.117467       to $15.364552

Net assets, end of period                  $ 1,024,544,730     $   657,625,297     $   256,281,247

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     13.25%               9.64%              21.63%
Total return, lowest to highest***                TO 15.07%           to 11.41%           to 22.92%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                               AMERICAN BLUE-CHIP INCOME & GROWTH CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       9,918,350           5,501,544                   0
Units issued                                     1,423,633          10,451,243           5,669,861

Units redeemed                                  (1,688,763)         (6,034,436)           (168,317)
                                           ---------------     ---------------     ---------------

Units, end of period                             9,653,220           9,918,351           5,501,544
                                           ===============     ===============     ===============

Unit value                                       17.020655     $     16.286664     $     15.233642
                                              TO 17.759478       to $16.724703       to $15.394465

Net assets, end of period                  $   166,287,730     $   162,746,850     $    84,056,664

Investment income ratio*                              0.04%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      4.51%               6.91%              21.73%
Total return, lowest to highest***                 TO 6.19%            to 8.64%           to 23.16%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                       AMERICAN GROWTH-INCOME CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------


Units, beginning of period                      31,223,334          11,245,767                   0

Units issued                                    16,319,429          37,581,104          11,585,190)
Units redeemed                                  (2,171,488)        (17,603,537)           (339,423
                                           ---------------     ---------------     ---------------

Units, end of period                            45,371,275          31,223,334          11,245,767
                                           ===============     ===============     ===============

Unit value                                 $     17.006642     $     16.486348     $     15.322435
                                             TO $17.744905       to $16.929780       to $15.484195

Net assets, end of period                  $   780,504,570     $   518,556,403     $   172,840,512

Investment income ratio*                              0.35%               0.22%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      3.16%               7.60%              22.15%
Total return, lowest to highest***                 TO 4.81%            to 9.34%           to 23.87%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                              AMERICAN
                                              BOND FUND
                                             CLASS B (11)
                                           ---------------
                                                2005
                                           ---------------

Units, beginning of period                               0
Units issued                                    10,477,694
Units redeemed                                    (374,950)
                                           ---------------

Units, end of period                            10,102,745
                                           ===============

Unit value                                 $     12.384515
                                             TO $12.466768

Net assets, end of period                  $   125,327,504

Investment income ratio*                              0.00%

                                                      0.45%
Expense ratio, lowest to highest**                 TO 2.05%

                                                     (0.92%)
Total return, lowest to highest***                TO (0.27%)


----------
(11) Commencement of Operations, August 1, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                              AMERICAN CENTURY --
                                              SMALL COMPANY (12)               PIMCO VIT ALL ASSET PORTFOLIO (12)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                    450,904                   0           1,151,049                   0
Units issued                                1,976,159             717,871           3,502,883           1,908,343

Units redeemed                               (781,937)           (266,967)           (855,949)           (757,444)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,645,126             450,904           3,797,833           1,150,899
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.582019     $     15.004776     $     14.336314     $     13.811900
                                        TO $16.001246       to $15.164719       TO $14.722152       to $13.959146

Net assets, end of period             $    25,859,840     $     6,787,917     $    54,869,942     $    15,951,082

Investment income ratio*                         0.00%               0.00%               4.50%               4.61%

                                                 0.45%               0.45%               0.45%               0.45%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 3.85%              20.04%               3.80%              10.50%
Total return, lowest to highest***            TO 5.52%           to 21.32%            TO 5.47%           to 11.67%


----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                CORE EQUITY (12)                        CLASSIC VALUE (12)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                  1,943,403                   0             549,940                   0
Units issued                                2,315,711           3,177,175             944,913             948,479

Units redeemed                               (720,209)         (1,233,772)           (471,698)           (398,539)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        3,538,905           1,943,403           1,023,155             549,940
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.527250     $     14.018233     $     14.670608     $     13.709034
                                        TO $14.918171       to $14.167683       TO $15.065345       to $13.855191

Net assets, end of period             $    51,783,724     $    27,320,430     $    15,128,893     $     7,562,872

Investment income ratio*                         0.00%               0.00%               0.46%               0.28%

                                                 0.45%               0.45%               0.45%               0.45%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 3.63%              12.15%               7.01%               9.67%
Total return, lowest to highest***            TO 5.30%           to 13.34%            TO 8.73%           to 10.84%


----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)





                                                QUANTITATIVE VALUE (12)
                                           -----------------------------------
                                                 2005                2004
                                           ---------------     ---------------
Units, beginning of period                          34,675                   0
Units issued                                       194,118              69,919

Units redeemed                                     (35,746)            (35,244)
                                           ---------------     ---------------

Units, end of period                               193,047              34,675
                                           ===============     ===============

Unit value                                 $     15.418784     $     14.462180
                                             TO $15.833613       to $14.616340

Net assets, end of period                  $     2,999,799     $       503,290

Investment income ratio*                              0.00%               0.00%

                                                      0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%

                                                      6.61%              15.70%
Total return, lowest to highest***                 TO 8.33%           to 16.93%

----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                              US GLOBAL
                                            LEADERS GROWTH
                                             CLASS A (9)
                                           ---------------
                                                2005
                                           ---------------

Units, beginning of period                               0
Units issued                                     3,670,181
Units redeemed                                    (747,504)
                                           ---------------

Units, end of period                             2,922,677
                                           ===============

Unit value                                 $     12.897247
                                             TO $13.211455

Net assets, end of period                  $    37,928,828

Investment income ratio*                              0.15%

Expense ratio, lowest to                              0.45%
highest**                                          TO 1.90%

Total return, lowest to                               7.93%
highest***                                         TO 8.99%


----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                               US GLOBAL LEADERS GROWTH
                                                     CLASS B (12)
                                           -----------------------------------
                                                 2005                2004
                                           ---------------     ---------------
Units, beginning of period                         262,180                   0
Units issued                                     3,003,757             414,927

Units redeemed                                    (796,463)           (152,747)
                                           ---------------     ---------------

Units, end of period                             2,469,474             262,180
                                           ===============     ===============

Unit value                                 $     12.878499     $     13.032206
                                             TO $13.225139       to $13.171171

Net assets, end of period                  $    32,020,856     $     3,426,175

Investment income ratio*                              0.00%               0.58%

                                                      0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%

                                                  (-1.18%)                4.26%
Total return, lowest to highest***                 TO 0.41%            to 5.37%

----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                                               JOHN HANCOCK INTERNATIONAL EQUITY
                                       JOHN HANCOCK STRATEGIC INCOME (12)          INDEX CLASS A (12), (13)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                    514,944                   0           1,579,745                   0
Units issued                                  872,484             841,876             589,024           1,911,249

Units redeemed                               (291,511)           (326,932)           (498,392)           (331,504)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,095,917             514,944           1,670,377           1,579,745
                                      ===============     ===============     ===============     ===============

Unit value                            $     13.415609     $     13.424880     $     16.729279           14.620416
                                        TO $13.776725       to $13.568000       TO $17.136692       to $14.761597

Net assets, end of period             $    14,809,731     $     6,934,148     $    28,128,037     $    23,155,070

Investment income ratio*                         4.44%               2.70%               0.89%               0.49%

                                                 0.45%               0.45%               0.45%               0.45%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 1.90%            to 1.90%

                                                (0.07%)              7.40%              14.42%              16.96%
Total return, lowest to highest***            TO 1.54%            to 8.54%           TO 16.09%           to 18.09%


----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(13) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                               JOHN HANCOCK INTERNATIONAL
                                             EQUITY INDEX CLASS B (12), (13)
                                           -----------------------------------
                                                 2005                2004
                                           ---------------     ---------------
Units, beginning of period                       1,589,807                   0
Units issued                                       841,366           2,473,991

Units redeemed                                    (583,735)           (884,184)
                                           ---------------     ---------------

Units, end of period                             1,847,438           1,589,807
                                           ===============     ===============

Unit value                                 $     16.629555     $     14.582668
                                             TO $17.077006       to $14.738133

Net assets, end of period                  $    30,937,658     $    23,245,061

Investment income ratio*                              0.72%               0.37%

                                                      0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%

                                                     14.04%              16.66%
Total return, lowest to highest***                TO 15.87%           to 17.91%


----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(13) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                             ACTIVE BOND         ACTIVE BOND        CGTC OVERSEAS
                                               CLASS A             CLASS B             EQUITY
                                                 (9)                 (9)             CLASS B (9)
                                           ---------------     ---------------     ---------------
                                                 2005                2005                2005
                                           ---------------     ---------------     ---------------

Units, beginning of period                               0                   0                   0
Units issued                                    12,952,864          41,240,888             361,022
Units redeemed                                  (1,876,740)         (1,737,756)            (72,975)
                                           ---------------     ---------------     ---------------

Units, end of period                            11,076,124          39,503,132             288,047
                                           ===============     ===============     ===============

Unit value                                 $     12.538189     $     12.512691     $     15.094716
                                             TO $12.660815       TO $12.647791       TO $15.363657

Net assets, end of period                  $   139,268,521     $   495,631,637     $     4,362,655

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 1.90%            TO 2.05%            TO 2.05%

                                                      0.31%               0.10%              20.76%
Total return, lowest to highest***                 TO 1.29%            TO 1.18%           TO 22.04%


----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                            INDEPENDENCE           MARISCO
                                           INVESTMENT LLC       INTERNATIONAL        T ROWE PRICE
                                              SMALL CAP         OPPORTUNITIES         MID VALUE
                                             CLASS B (9)         CLASS B (9)         CLASS B (9)
                                           ---------------     ---------------     ---------------
                                                 2005                2005                2005
                                           ---------------     ---------------     ---------------

Units, beginning of period                               0                   0                   0
Units issued                                        59,728             893,222             356,057
Units redeemed                                     (16,398)            (79,016)            (22,252)
                                           ---------------     ---------------     ---------------

Units, end of period                                43,330             814,206             333,805
                                           ===============     ===============     ===============

Unit value                                 $     14.107181     $     15.300939     $     13.921653
                                             TO $14.358531       TO $15.573539       TO $14.070001

Net assets, end of period                  $       612,882     $    12,495,235     $     4,662,002

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            TO 2.05%            TO 2.05%

                                                     12.86%              22.41%              11.37%
Total return, lowest to highest***                TO 14.06%           TO 23.71%           TO 12.56%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                                                   WELLINGTON SMALL
                                            UBS LARGE CAP       US HIGH YIELD         CAP GROWTH
                                             CLASS B (9)         CLASS B (9)         CLASS B (9)
                                           ---------------     ---------------     ---------------
                                                2005                2005                2005
                                           ---------------     ---------------     ---------------

Units, beginning of period                               0                   0                   0
Units issued                                        75,039             110,299           1,395,153
Units redeemed                                     (14,406)            (11,495)           (226,388)
                                           ---------------     ---------------     ---------------

Units, end of period                                60,633              98,804           1,168,765
                                           ===============     ===============     ===============

Unit value                                 $     13.735082     $     12.824537     $     15.759048
                                             TO $13.979839       TO $13.053088       TO $16.039776

Net assets, end of period                  $       835,276     $     1,270,845     $    18,479,631

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            TO 2.05%            TO 2.05%

                                                      9.88%               2.60%              26.07%
Total return, lowest to highest***                TO 11.05%            TO 3.69%           TO 27.41%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                             WELLINGTON         WELLS CAPITAL
                                           SMALL CAP VALUE        CORE BOND
                                             CLASS B (9)         CLASS B (9)
                                           ---------------     ---------------
                                                 2005                2005
                                           ---------------     ---------------

Units, beginning of period                               0                   0
Units issued                                     2,653,964              70,751
Units redeemed                                    (317,218)            (14,753)
                                           ---------------     ---------------

Units, end of period                             2,336,746              55,998
                                           ===============     ===============

Unit value                                 $     14.196612     $     12.429816
                                             TO $14.449560       TO $12.651354

Net assets, end of period                  $    33,286,243     $       698,517

Investment income ratio*                              0.00%               0.00%

                                                      0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            TO 2.05%

                                                     13.57%              (0.56%)
Total return, lowest to highest***                TO 14.78%            TO 0.50%


----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                      SCUDDER 21ST CENTURY GROWTH CLASS B (14),(15)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    352,192             305,221              11,722                   0
Units issued                                   16,983             210,937             315,264              11,768

Units redeemed                               (369,175)           (163,966)            (21,765)                (46)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0             352,192             305,221              11,722
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.721884     $     16.171374     $     14.926068     $     13.651655
                                        TO $17.483253       to $19.163946       to $17.573287       to $13.667541

Net assets, end of period             $             0     $     6,675,546     $     5,338,000     $       160,185

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (8.96%)              8.34%              19.41%               9.21%
Total return, lowest to highest***           TO (8.77%)           to 9.05%           to 28.58%            to 9.34%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(15) On April 29, 2005 Scudder 21st Century Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                           SCUDDER CAPITAL GROWTH CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,030,748             770,599              33,637                   0
Units issued                                2,099,771             348,903             796,945              33,649
Units redeemed                               (213,810)            (88,754)            (59,983)                (12)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,916,710           1,030,748             770,599              33,637
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.283035     $     15.315471     $     14.535228     $     13.656079
                                        TO $19.357786        to 18.089923       to $17.056831       to $13.671980

Net assets, end of period             $    55,995,867     $    18,533,852     $    13,098,059     $       459,792

Investment income ratio*                         0.26%               0.17%               0.13%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 6.32%               5.37%              16.28%               9.25%
Total return, lowest to highest***            TO 7.01%            to 6.06%           to 24.76%            to 9.38%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                         SCUDDER GLOBAL DISCOVERY CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    550,994             312,008               9,992                   0
Units issued                                  149,237             294,899             330,022              10,008
Units redeemed                                (63,041)            (55,913)            (28,006)                (16)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          637,190             550,994             312,008               9,992
                                      ===============     ===============     ===============     ===============

Unit value                            $     23.866956     $     20.632821     $     17.105940     $     14.314791
                                        TO $29.717774       to $25.524943       to $21.024402       to $14.331432

Net assets, end of period             $    18,701,444     $    13,912,135     $     6,486,947     $       143,147

Investment income ratio*                         0.37%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                15.67%              20.62%              36.85%              14.52%
Total return, lowest to highest***           TO 16.43%           to 21.41%           to 46.70%           to 14.65%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER GROWTH & INCOME CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    908,822             523,189              21,020                   0
Units issued                                  663,381             563,191             542,400              21,020
Units redeemed                               (123,298)           (177,558)            (40,231)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,448,905             908,822             523,189              21,020
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.345530     $     15.778530     $     14.671334     $     13.658976
                                        TO $19.260813       to $18.472602       to $17.064795       to $13.674880

Net assets, end of period             $    27,634,663     $    16,632,572     $     8,843,843     $       287,330

Investment income ratio*                         0.72%               0.47%               0.56%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 3.59%               7.55%              17.37%               9.27%
Total return, lowest to highest***            TO 4.27%            to 8.25%           to 24.79%            to 9.40%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER HEALTH SCIENCES CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    794,797             547,903              24,517                   0
Units issued                                   85,281             325,344             557,024              24,546
Units redeemed                               (142,724)            (78,450)            (33,638)                (29)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          737,354             794,797             547,903              24,517
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.815387     $     15.882498     $     14.851180     $     13.016994
                                        TO $19.637063       to $18.427791       to $17.119230       to $13.032160

Net assets, end of period             $    14,366,459     $    14,542,149     $     9,317,711     $       319,405

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 5.87%               6.94%              18.81%               4.14%
Total return, lowest to highest***            TO 6.56%            to 7.64%           to 31.36%            to 4.26%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SCUDDER INTERNATIONAL CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,387,720             677,382              41,198                   0
Units issued                                  189,081             822,209             693,148              43,594
Units redeemed                               (212,047)           (111,871)            (56,964)             (2,396)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,364,754           1,387,720             677,382              41,198
                                      ===============     ===============     ===============     ===============

Unit value                            $     20.278472     $     17.886306     $     15.706761     $     13.326481
                                        TO $21.943639       to $19.230024       to $16.777081       to $13.341991

Net assets, end of period             $    29,693,299     $    26,512,699     $    11,323,108     $       549,487

Investment income ratio*                         1.29%               0.88%               0.42%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                13.37%              13.88%              25.12%               6.61%
Total return, lowest to highest***           TO 14.11%           to 14.62%           to 25.82%            to 6.74%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       SCUDDER MID CAP GROWTH CLASS B (14),(16)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    203,991             145,895               5,538                   0
Units issued                                   30,960              74,793             160,631               5,545

Units redeemed                                (47,730)            (16,697)            (20,274)                 (7)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          187,221             203,991             145,895               5,538
                                      ===============     ===============     ===============     ===============

Unit value                            $     17.247865     $     15.354185     $     15.127128     $     14.717109
                                        TO $22.393659       to $19.806314       to $19.386626       to $14.734222

Net assets, end of period             $     4,122,857     $     3,992,682     $     2,799,825     $        81,574

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                12.33%               1.50%              21.02%              17.74%
Total return, lowest to highest***           TO 13.06%            to 2.16%           to 31.58%           to 17.87%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(16) On October 28, 2005, Scudder Aggressive Growth Class B was renamed Scudder Mid Cap Growth Class B though a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            SCUDDER BLUE CHIP CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,353,904             831,134              28,345                   0
Units issued                                  135,024             612,626             828,691              28,345

Units redeemed                               (130,754)            (89,856)            (25,902)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,358,174           1,353,904             831,134              28,345
                                      ===============     ===============     ===============     ===============

Unit value                            $     18.251404     $     16.983992     $     15.002953     $     13.467503
                                        TO $20.771752       to $19.204489       to $16.854301       to $13.483188

Net assets, end of period             $    27,987,256          25,841,316     $    13,944,698     $       382,093

Investment income ratio*                         0.57%               0.22%               0.14%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 7.46%              13.20%              20.02%               7.74%
Total return, lowest to highest***            TO 8.16%           to 13.94%           to 25.00%            to 7.87%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER CONTRARIAN VALUE CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,463,943             798,535              35,962                   0
Units issued                                  157,980             823,302             792,070              35,973

Units redeemed                               (173,510)           (157,894)            (29,497)                (11)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,448,413           1,463,943             798,535              35,962
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.551570     $     16.631297     $     15.482726     $     13.989593
                                        TO $19.772644       to $19.739537       to $18.256976       to $14.005872

Net assets, end of period             $    28,378,642     $    28,666,689     $    14,514,037     $       503,424

Investment income ratio*                         1.43%               0.96%               0.75%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (0.48%)              7.42%              23.86%              11.92%
Total return, lowest to highest***            TO 0.17%            to 8.12%           to 30.35%           to 12.05%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER GLOBAL BLUE CHIP CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    406,845             291,910              14,519                   0
Units issued                                  107,339             137,008             295,543              14,544

Units redeemed                                (39,554)            (22,073)            (18,152)                (25)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          474,630             406,845             291,910              14,519
                                      ===============     ===============     ===============     ===============

Unit value                            $     21.324683     $     17.767782     $     15.863150     $     13.610021
                                        TO $23.598886       to $19.535703       to $17.328288       to $13.625858

Net assets, end of period             $    11,122,256     $     7,907,748     $     5,041,675     $       197,818

Investment income ratio*                         0.00%               0.67%               0.06%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                20.02%              12.01%              26.54%               8.88%
Total return, lowest to highest***           TO 20.80%           to 12.74%           to 27.17%            to 9.01%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       SCUDDER GOVERNMENT SECURITIES CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  3,147,313           2,715,378             213,945                   0
Units issued                                  285,267           1,616,487           4,921,859             216,284
Units redeemed                               (524,377)         (1,184,552)         (2,420,426)             (2,339)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,908,203           3,147,313           2,715,378             213,945
                                      ===============     ===============     ===============     ===============

Unit value                            $     12.619733     $     12.598247     $     12.441999     $     12.602109
                                        TO $13.018135       to $12.911981       to $12.668989       to $12.616785

Net assets, end of period             $    37,613,996     $    40,458,550     $    34,318,343     $     2,698,159

Investment income ratio*                         3.61%               2.23%               2.48%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 0.17%               1.26%              (0.46%)              0.82%
Total return, lowest to highest***            TO 0.82%            to 1.92%            to 0.41%            to 0.93%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          SCUDDER GROWTH CLASS B (14),(17)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    696,123             352,677               9,501                   0
Units issued                                   44,200             387,972             382,687               9,507

Units redeemed                               (740,323)            (44,526)            (39,511)                 (6)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0             696,123             352,677               9,501
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.093969     $     14.663956     $     14.286326     $     13.659883
                                        TO $16.666139       to $17.303433       to $16.748311       to $13.675788

Net assets, end of period             $             0     $    11,936,090     $     5,862,383     $       129,834

Investment income ratio*                         0.44%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (3.89%)              2.64%              14.29%               9.28%
Total return, lowest to highest***           TO (3.68%)           to 3.31%           to 22.47%            to 9.41%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(17) On April 29, 2005 Scudder Growth Class B and Scudder Eagle Focused Large Cap Growth Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SCUDDER HIGH INCOME CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,431,315           1,951,343              73,196                   0
Units issued                                  421,338             883,826           2,106,247              75,768
Units redeemed                               (687,681)           (403,854)           (228,100)             (2,572)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,164,972           2,431,315           1,951,343              73,196
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.343766     $     15.143753     $     13.792324     $     13.270938
                                        TO $18.331196       to $17.975333       to $16.264897       to $13.286385

Net assets, end of period             $    39,274,171     $    43,290,320     $    31,510,877     $       972,071

Investment income ratio*                         9.35%               6.57%               3.70%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.32%               9.80%              10.34%               6.17%
Total return, lowest to highest***            TO 1.98%          to $10.52%           to 22.42%            to 6.29%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    SCUDDER INTERNATIONAL SELECT EQUITY CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,438,342             857,325              23,770                   0
Units issued                                  211,267             685,592             874,995              23,833

Units redeemed                               (197,310)           (104,575)            (41,440)                (63)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,452,299           1,438,342             857,325              23,770
                                      ===============     ===============     ===============     ===============

Unit value                            $     20.718982     $     18.550479     $     16.069136     $     13.535953
                                        TO $22.591678       to $20.096540       to $17.295376       to $13.551701

Net assets, end of period             $    32,526,820     $    28,733,996     $    14,774,360     $       322,043

Investment income ratio*                         2.34%               0.57%               0.59%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                11.69%              15.44%              26.99%               8.29%
Total return, lowest to highest***           TO 12.42%           to 16.20%           to 28.72%            to 8.41%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SCUDDER FIXED INCOME CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  5,059,103           3,043,756             120,555                   0
Units issued                                  516,714           2,620,963           3,388,234             121,410

Units redeemed                               (664,790)           (605,616)           (465,033)               (855)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        4,911,027           5,059,103           3,043,756             120,555
                                      ===============     ===============     ===============     ===============

Unit value                            $     12.836449     $     12.863403     $     12.613118     $     12.645718
                                        TO $13.484372       to $13.425361       to $13.078606       to $12.660448

Net assets, end of period             $    65,750,385     $    67,586,089     $    39,706,413     $     1,525,858

Investment income ratio*                         3.04%               2.65%               1.74%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (0.21%)              1.98%               0.90%               1.17%
Total return, lowest to highest***            TO 0.44%            to 2.65%            to 3.30%            to 1.28%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SCUDDER MONEY MARKET CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,460,437           3,757,682             214,724                   0
Units issued                                4,442,737           3,156,324           6,168,615             266,585

Units redeemed                             (4,069,144)         (4,453,569)         (2,625,657)            (51,861)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,834,030           2,460,437           3,757,682             214,724
                                      ===============     ===============     ===============     ===============

Unit value                            $     12.188561     $     12.127139     $     12.295779     $     12.479151
                                        TO $12.387191       to $12.263477       to $12.371821       to $12.493692

Net assets, end of period             $    34,840,321     $    30,041,701     $    46,360,033     $     2,680,650

Investment income ratio*                         2.30%               0.46%               0.29%               0.19%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 0.36%              (1.52%)             (1.47%)             (0.17%)
Total return, lowest to highest***            TO 1.01%           to (0.88%)          to (0.98%)          to (0.05%)


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          SCUDDER SMALL CAP GROWTH CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,065,813             705,868              31,535                   0
Units issued                                  425,007             431,913             701,285              31,537

Units redeemed                               (143,707)            (71,968)            (26,952)                 (2)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,347,113           1,065,813             705,868              31,535
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.936471     $     16.195923     $     14.955892     $     14.232268
                                        TO $21.360822       to $20.294917       to $18.619291       to $14.248827

Net assets, end of period             $    28,335,952     $    21,382,124     $    13,028,627     $       449,216

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 4.57%               8.29%              19.65%              13.86%
Total return, lowest to highest***            TO 5.25%            to 9.00%           to 30.67%           to 13.99%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER TECHNOLOGY GROWTH CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    540,084             392,439              19,604                   0
Units issued                                   46,659             220,571             394,337              19,614

Units redeemed                                (99,208)            (72,926)            (21,502)                (10)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          487,535             540,084             392,439              19,604
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.148508     $     15.960535     $     16.054894     $     15.706222
                                        TO $23.097629       to $22.681308       to $22.667138       to $15.724471

Net assets, end of period             $    11,033,183     $    12,053,602     $     8,737,053     $       308,157

Investment income ratio*                         0.12%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.18%              (0.59%)             28.44%              25.65%
Total return, lowest to highest***            TO 1.84%            to 0.06%           to 44.15%           to 25.80%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            SCUDDER TOTAL RETURN CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,457,628           1,158,290              60,822                   0
Units issued                                  101,231             394,242           1,255,034              60,831

Units redeemed                               (217,100)            (94,904)           (157,566)                 (9)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,341,758           1,457,628           1,158,290              60,822
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.576573     $     14.319098     $     13.741888     $     13.172728
                                        TO $16.428509       to $16.034061       to $15.287760       to $13.188068

Net assets, end of period             $    21,882,020     $    23,218,323     $    17,619,213     $       801,710

Investment income ratio*                         2.10%               1.15%               1.29%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.80%               4.20%               9.94%               5.38%
Total return, lowest to highest***            TO 2.46%            to 4.88%           to 15.92%            to 5.50%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        SCUDDER DAVIS VENTURE VALUE CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,274,347           1,377,044              47,999                   0
Units issued                                  207,625           1,009,197           1,371,912              48,110
Units redeemed                               (198,957)           (111,894)            (42,867)               (111)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,283,015           2,274,347           1,377,044              47,999
                                      ===============     ===============     ===============     ===============

Unit value                            $     17.903461     $     16.729316     $     15.326777     $     14.086566
                                        TO $21.299051       to $19.773687       to $17.998252       to $14.102955

Net assets, end of period             $    48,135,739     $    44,601,666     $    24,648,088     $       676,768

Investment income ratio*                         0.37%               0.04%               0.15%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 7.02%               9.15%              22.61%              12.69%
Total return, lowest to highest***            TO 7.71%            to 9.86%           to 27.62%           to 12.82%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    SCUDDER DREMAN FINANCIAL SERVICES CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    614,044             447,474              26,561                   0
Units issued                                   71,749             222,183             441,491              26,567

Units redeemed                               (105,585)            (55,613)            (20,578)                 (6)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          580,208             614,044             447,474              26,561
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.461920     $     15.853784     $     14.514166     $     14.593659
                                        TO $19.860443       to $20.232247       to $18.402350       to $14.610637

Net assets, end of period             $    11,426,804     $    12,319,354     $     8,170,822     $       387,948

Investment income ratio*                         1.50%               1.06%               0.66%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (2.47%)              9.23%              16.11%              16.75%
Total return, lowest to highest***           TO (1.84%)           to 9.94%           to 25.95%            to 16.89


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     SCUDDER DREMAN HIGH RETURN EQUITY CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  4,527,273           3,192,270             150,160                   0
Units issued                                  378,578           1,600,855           3,153,321             150,953

Units redeemed                               (348,906)           (265,852)           (111,211)               (793)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        4,556,945           4,527,273           3,192,270             150,160
                                      ===============     ===============     ===============     ===============

Unit value                            $     18.462238     $     17.526483     $     15.744807     $     14.557921
                                        TO $22.448813       to $21.173358       to $18.897440       to $14.575850

Net assets, end of period             $   101,251,563     $    95,077,283     $    59,965,899     $     2,187,952

Investment income ratio*                         1.36%               1.15%               0.80%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 5.34%              11.32%              25.96%              16.46%
Total return, lowest to highest***            TO 6.02%           to 12.04%           to 29.66%           to 16.60%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      SCUDDER DREMAN SMALL CAP VALUE CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,217,614           1,482,074              84,035                   0
Units issued                                  209,477             907,405           1,490,955              84,179

Units redeemed                               (212,546)           (171,865)            (92,916)               (144)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,214,545           2,217,614           1,482,074              84,035
                                      ===============     ===============     ===============     ===============

Unit value                            $     21.845633     $     20.310102     $     16.516165     $     13.639007
                                        TO $25.557673       to $23.607763       to $19.073169       to $13.654885

Net assets, end of period             $    56,042,173     $    51,954,709     $    28,118,023     $     1,147,151

Investment income ratio*                         0.36%               0.45%               0.43%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 7.56%              22.97%              32.13%               9.11%
Total return, lowest to highest***            TO 8.26%           to 23.77%           to 39.68%            to 9.24%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 SCUDDER EAGLE FOCUSED LARGE CAP GROWTH CLASS B (14),(17)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,425,733             730,154              32,567                   0
Units issued                                   88,033             840,045             731,686              32,647

Units redeemed                             (1,513,766)           (144,466)            (34,099)                (80)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0           1,425,733             730,154              32,567
                                      ===============     ===============     ===============     ===============

Unit value                            $     13.134098     $     14.392702     $     14.472620     $     13.669256
                                        TO $15.582211       to $17.039235       to $17.022514       to $13.685173

Net assets, end of period             $             0     $    24,149,520     $    12,395,938     $       445,580

Investment income ratio*                         0.12%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (8.74%)             (0.55%)             15.78%               9.35%
Total return, lowest to highest***           TO (8.55%)           to 0.10%           to 24.39%            to 9.48%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(17) On April 29, 2005 Scudder Eagle Focused Large Cap Growth Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     SCUDDER FOCUS VALUE & GROWTH CLASS B (14),(18)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    452,452             320,308              26,639                   0
Units issued                                   10,078             173,569             330,978              26,750

Units redeemed                               (462,530)            (41,425)            (37,309)               (111)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0             452,452             320,308              26,639
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.411755     $     16.506008     $     15.191043     $     14.132584
                                        TO $18.887335       to $20.185513       to $18.456762       to $14.149028

Net assets, end of period             $             0     $     9,070,209     $     5,885,722     $       376,746

Investment income ratio*                         0.97%               0.41%               0.62%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (6.63%)              8.66%              21.53%              13.06%
Total return, lowest to highest***           TO (6.43%)           to 9.37%           to 30.45%           to 13.19%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(18) On April 29, 2005 Scudder Focus Value & Growth Class B sub-account ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          SCUDDER INDEX 500 CLASS B (14),(19)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,561,918           1,695,834              82,467                   0
Units issued                                1,042,799           1,711,321           1,903,764              84,389

Units redeemed                             (3,604,717)           (845,237)           (290,397)             (1,922)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0           2,561,918           1,695,834              82,467
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.293897     $     16.046093     $     14.892595     $     13.995178
                                        TO $19.500879       to $19.115976       to $17.626575       to $14.011463

Net assets, end of period             $             0     $    48,529,624     $    29,666,525     $     1,154,883

Investment income ratio*                         2.12%               0.52%               0.39%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.54%               7.75%              19.14%              11.96%
Total return, lowest to highest***            TO 2.01%            to 8.45%           to 25.80%           to 12.09%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(19) On September 16, 2005 Scudder Index 500 Class B sub-account ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    SCUDDER SALOMON AGGRESSIVE GROWTH CLASS B (14),(20)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    270,494             212,655               6,564                   0
Units issued                                   33,514              84,719             219,697               6,565

Units redeemed                                (35,850)            (26,880)            (13,606)                 (1)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          268,158             270,494             212,655               6,564
                                      ===============     ===============     ===============     ===============

Unit value                            $     18.723459     $     16.878005     $     15.458597     $     14.388700
                                        TO $23.576019       to $21.115038       to $19.213671       to $14.405433


Net assets, end of period             $     6,236,782     $     5,631,585     $     4,056,919     $        94,543

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                10.93%               9.18%              23.67%              15.11%
Total return, lowest to highest***           TO 11.66%            to 9.90%           to 33.38%           to 15.24%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(20) On August 1, 2005, the Scudder Invesco Dynamic Growth Class B sub-account was renamed Scudder Salomon Aggressive Growth Class B through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       SCUDDER JANUS GROWTH & INCOME CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,173,158             770,491              27,965                   0
Units issued                                  199,030             514,524             772,628              28,010

Units redeemed                               (132,473)           (111,857)            (30,102)                (45)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,239,715           1,173,158             770,491              27,965
                                      ===============     ===============     ===============     ===============

Unit value                            $     17.177104     $     15.693817     $     14.420970     $     13.524537
                                        TO $20.053695       to $18.203682       to $16.618620       to $13.540286

Net assets, end of period             $    24,638,022     $    21,208,994     $    12,737,216     $       378,535

Investment income ratio*                         0.00%               0.00%               0.21%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 9.45%               8.83%              15.37%               8.20%
Total return, lowest to highest***           TO 10.16%            to 9.54%           to 22.22%            to 8.32%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     SCUDDER JANUS GROWTH OPPORTUNITIES CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    383,159             301,022              12,420                   0
Units issued                                  129,540             114,668             325,676              12,420

Units redeemed                                (91,548)            (32,531)            (37,074)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          421,151             383,159             301,022              12,420
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.792110     $     15.998950     $     14.554111     $     13.841733
                                        TO $20.164035       to $19.087533       to $17.251027       to $13.857843

Net assets, end of period             $     8,321,459     $     7,238,631     $     5,149,297     $       172,031

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 4.96%               9.93%              16.43%              10.73%
Total return, lowest to highest***            TO 5.64%           to 10.65%           to 24.49%           to 10.86%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        SCUDDER MFS STRATEGIC VALUE CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,231,006             580,418              23,460                   0
Units issued                                  167,074             758,516             573,680              23,469

Units redeemed                               (158,075)           (107,928)            (16,722)                 (9)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,240,005           1,231,006             580,418              23,460
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.727672     $     17.175556     $     14.933894     $     14.480405
                                        TO $20.496695       to $20.909517       to $18.062460       to $14.497241

Net assets, end of period             $    25,132,145     $    25,500,394     $    10,393,987     $       340,021

Investment income ratio*                         0.68%               0.07%               0.11%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (2.61%)             15.01%              19.47%              15.84%
Total return, lowest to highest***           TO (1.97%)          to 15.76%           to 24.59%           to 15.98%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        SCUDDER OAK STRATEGIC EQUITY CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    743,222             412,570              22,947                   0
Units issued                                   86,677             416,587             416,659              23,037

Units redeemed                               (137,181)            (85,935)            (27,036)                (90)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          692,718             743,222             412,570              22,947
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.531941     $     15.530856     $     15.715414     $     15.321982
                                        TO $21.132598       to $22.439299       to $22.558419       to $15.339790

Net assets, end of period             $    14,245,050     $    16,277,638     $     9,133,675     $       351,881

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (6.43%)             (1.17%)             25.72%              22.58%
Total return, lowest to highest***           TO (5.82%)          to (0.53%)          to 47.06%           to 22.72%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        SCUDDER TURNER MID CAP GROWTH CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    811,243             582,153              41,201                   0
Units issued                                  140,253             334,559             598,650              42,331

Units redeemed                               (128,730)           (105,469)            (57,698)             (1,130)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          822,766             811,243             582,153              41,201
                                      ===============     ===============     ===============     ===============

Unit value                            $     19.367702     $     17.768938     $     16.394608     $     13.965366
                                        TO $24.433650       to $22.271942       to $20.415849       to $13.981623

Net assets, end of period             $    19,803,720     $    17,921,276     $    11,792,656     $       575,949

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 9.00%               8.38%              31.16%              11.72%
Total return, lowest to highest***            TO 9.71%            to 9.09%           to 46.02%           to 11.85%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                       SCUDDER REAL ESTATE CLASS B (8)
                                           -------------------------------------------------------
                                                  2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         927,458             395,759                   0
Units issued                                       114,555             635,242             421,703

Units redeemed                                    (170,574)           (103,543)            (25,944)
                                           ---------------     ---------------     ---------------

Units, end of period                               871,439             927,458             395,759
                                           ===============     ===============     ===============

Unit value                                 $     21.262074     $     19.495770     $     15.222660
                                             TO $21.632301       to $19.707109       to $15.287771

Net assets, end of period                  $    18,754,738     $    18,216,106     $     6,042,591

Investment income ratio*                              2.25%               0.59%               0.00%

                                                      1.40%               1.40%               1.40%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      9.06%              28.07%              21.78%
Total return, lowest to highest***                 TO 9.77%           to 28.91%           to 22.30%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                       SCUDDER STRATEGIC INCOME CLASS B (8)
                                           -------------------------------------------------------
                                                  2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         980,504             496,768                   0
Units issued                                       191,784             680,867             607,519

Units redeemed                                    (137,171)           (197,131)           (110,751)
                                           ---------------     ---------------     ---------------

Units, end of period                             1,035,117             980,504             496,768
                                           ===============     ===============     ===============

Unit value                                 $     13.415576     $     13.434326     $     12.665919
                                             TO $13.649352       to $13.580089       to $12.720176

Net assets, end of period                  $    14,054,432     $    13,270,281     $     6,309,666

Investment income ratio*                              7.53%               0.00%               0.00%

                                                      1.40%               1.40%               1.40%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     (0.14%)              6.07%               1.33%
Total return, lowest to highest***                 TO 0.51%            to 6.76%            to 1.76%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                         SCUDDER CONSERVATIVE INCOME                SCUDDER GROWTH & INCOME
                                             STRATEGY CLASS B (21)                   STRATEGY CLASS B (21)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                     43,089                   0           1,626,042                   0
Units issued                                  516,952              47,406           7,083,690           1,685,857

Units redeemed                                (85,628)             (4,317)           (438,949)            (59,815)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          474,413              43,089           8,270,783           1,626,042
                                      ===============     ===============     ===============     ===============

Unit value                            $     13.198909     $     13.012018     $     13.840286     $     13.446193
                                        TO $13.317179       to $13.043798       TO $13.964281       to $13.479028

Net assets, end of period             $     6,303,109     $       561,541     $   115,179,755          21,899,357

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 1.44%               4.10%               2.93%               7.57%
Total return, lowest to highest***            TO 2.10%            to 4.35%            TO 3.60%            to 7.83%


----------
(21) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                            SCUDDER INCOME & GROWTH                     SCUDDER GROWTH
                                              STRATEGY CLASS B (21)                   STRATEGY CLASS B (21)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                    568,819                   0           2,370,693                   0
Units issued                                1,580,890             639,407           7,477,965           2,443,587

Units redeemed                               (189,644)            (70,588)           (255,954)            (72,894)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,960,065             568,819           9,592,704           2,370,693
                                      ===============     ===============     ===============     ===============

Unit value                            $     13.522177     $     13.222909     $     14.211708     $     13.681896
                                        TO $13.643344       to $13.255194       TO $14.339023       to $13.715293

Net assets, end of period             $    26,673,071     $     7,534,533     $   137,157,723     $    32,486,002

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 2.26%               5.78%               3.87%               9.46%
Total return, lowest to highest***            TO 2.93%            to 6.04%            TO 4.55%            to 9.72%


----------
(21) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          SCUDDER TEMPLETON FOREIGN                  SCUDDER MERCURY LARGE
                                              VALUE CLASS B (22)                     CAP CORE CLASS B (22)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                      8,163                   0              35,480                   0
Units issued                                   98,029               8,180              52,044              35,491

Units redeemed                                (20,120)                (17)             (3,020)                (11)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                           86,072               8,163              84,504              35,480
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.110942     $     13.166022     $     14.332571     $     12.954025
                                        TO $14.214314       to $13.176792       TO $14.437528       to $12.964633

Net assets, end of period             $     1,221,246     $       107,556     $     1,216,658     $       459,773

Investment income ratio*                         1.22%               0.00%               0.10%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 7.18%               5.33%              10.64%               3.63%
Total return, lowest to highest***            TO 7.87%            to 5.41%           TO 11.36%            to 3.72%


----------
(22) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                               SCUDDER EQUITY
                                             SCUDDER BOND         500 INDEX
                                             CLASS B (23)        CLASS B (24)
                                           ---------------     ---------------
                                                2005                2005
                                           ---------------     ---------------

Units, beginning of period                               0                   0
Units issued                                        16,450           2,593,591
Units redeemed                                      (1,005)           (619,420)
                                           ---------------     ---------------

Units, end of period                                15,446           1,974,172
                                           ===============     ===============

Unit value                                 $     12.492554     $     16.385842
                                             TO $12.546516       TO $19.647632

Net assets, end of period                  $       193,522     $    38,324,419

Investment income ratio*                              0.00%               0.00%

                                                      1.40%               1.40%
Expense ratio, lowest to highest**                 TO 2.05%            TO 2.05%

                                                     (0.06%)              0.00%
Total return, lowest to highest***                 TO 0.37%            TO 4.46%

----------
(23) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(24) Commencement of Operations, September 16, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          ALGER AMERICAN BALANCED CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,149,295           1,660,648              37,852                   0
Units issued                                   71,962             723,099           1,722,857              37,865

Units redeemed                               (308,752)           (234,452)           (100,061)                (13)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,912,505           2,149,295           1,660,648              37,852
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.986916     $     14.143465     $     13.845925     $     12.790498
                                        TO $16.440363       to $15.414901       to $14.992568       to $12.805399

Net assets, end of period             $    31,266,705     $    32,990,785     $    24,827,104     $       484,514

Investment income ratio*                         1.44%               1.41%               1.79%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 5.96%               2.15%              10.77%               2.32%
Total return, lowest to highest***            TO 6.65%            to 2.82%           to 17.08%            to 2.44%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      ALGER AMERICAN LEVERAGED ALL CAP CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    510,558             350,820              19,679                   0
Units issued                                   49,995             214,992             364,953              19,679

Units redeemed                                (85,001)            (55,254)            (33,812)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          475,552             510,558             350,820              19,679
                                      ===============     ===============     ===============     ===============

Unit value                            $     17.326422     $     15.491503     $     14.654864     $     12.620485
                                        TO $20.032247       to $17.795122       to $16.724725       to $12.635201

Net assets, end of period             $     9,462,728     $     9,040,162     $     5,846,652     $       248,601

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                11.84%               5.71%              17.24%               0.96%
Total return, lowest to highest***           TO 12.57%            to 6.40%           to 32.31%            to 1.08%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      CREDIT SUISSE EMERGING MARKETS CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    453,077             280,710               6,740                   0
Units issued                                  138,132             214,319             290,075               6,767

Units redeemed                                (69,381)            (41,952)            (16,105)                (27)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          521,828             453,077             280,710               6,740
                                      ===============     ===============     ===============     ===============

Unit value                            $     27.215609     $     21.712365     $     17.740227     $     13.330249
                                        TO $29.223626       to $23.163871       to $18.803321       to $13.345774

Net assets, end of period             $    15,141,616     $    10,438,194     $     5,263,811     $        89,915

Investment income ratio*                         0.74%               0.33%               0.00%               0.33%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                25.35%              22.39%              40.19%               6.64%
Total return, lowest to highest***           TO 26.16%           to 23.19%           to 42.11%            to 6.77%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  CREDIT SUISSE GLOBAL POST VENTURE CAPITAL CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                     97,284              61,168               2,073                   0
Units issued                                   57,293              58,135              62,178               2,102

Units redeemed                                (12,289)            (22,019)             (3,083)                (29)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          142,288              97,284              61,168               2,073
                                      ===============     ===============     ===============     ===============

Unit value                            $     22.644064     $     19.899042     $     17.215287     $     13.545468
                                        TO $26.312726       to $22.973662       to $19.746145       to $13.561223

Net assets, end of period             $     3,716,366     $     2,214,083     $     1,194,436     $        28,096

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                13.79%              15.59%              37.72%               8.36%
Total return, lowest to highest***           TO 14.53%           to 16.35%           to 45.61%            to 8.49%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    124,669             107,531               6,758                   0
Units issued                                    8,793              28,040             104,818               6,758

Units redeemed                                (15,730)            (10,902)             (4,045)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          117,732             124,669             107,531               6,758
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.429405     $     15.237283     $     14.681750     $     13.753582
                                        TO $18.179290       to $17.836947       to $17.074978       to $13.769592

Net assets, end of period             $     2,123,545     $     2,209,912     $     1,829,240     $        93,034

Investment income ratio*                         0.00%               0.16%               0.00%               0.04%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.26%               3.78%              17.45%              10.03%
Total return, lowest to highest***            TO 1.92%            to 4.46%           to 24.01%           to 10.16%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         DREYFUS VIF MIDCAP STOCK CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,875,551           1,298,032              52,181                   0
Units issued                                  159,181             694,817           1,304,972              52,195

Units redeemed                               (155,886)           (117,298)            (59,121)                (14)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,878,846           1,875,551           1,298,032              52,181
                                      ===============     ===============     ===============     ===============

Unit value                            $     18.386587     $     17.226952     $     15.394109     $     13.830261
                                        TO $21.722583       to $20.221116       to $17.952346       to $13.846357

Net assets, end of period             $    40,475,564     $    37,675,382     $    23,164,657     $       722,337

Investment income ratio*                         0.00%               0.21%               0.35%               0.52%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 6.73%              11.91%              23.15%              10.64%
Total return, lowest to highest***            TO 7.43%           to 12.64%           to 29.65%           to 10.77%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       INVESCO UTILITIES PORTFOLIO -- CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    239,130             201,095               8,265                   0
Units issued                                   98,167              76,255             205,159               8,326

Units redeemed                                (46,387)            (38,220)            (12,329)                (61)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          290,910             239,130             201,095               8,265
                                      ===============     ===============     ===============     ===============

Unit value                            $     19.984421     $     17.457981     $     14.422808     $     13.741494
                                        TO $22.370486       to $19.416214       to $15.936457       to $13.757466

Net assets, end of period             $     6,448,505     $     4,608,091     $     3,186,787     $       113,677

Investment income ratio*                         2.53%               2.37%               2.40%               1.66%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                14.47%              21.04%              15.26%               9.93%
Total return, lowest to highest***           TO 15.22%           to 21.84%           to 15.84%           to 10.06%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                BASIC VALUE FOCUS CLASS A
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,658,119           1,882,328           2,182,671           2,399,210
Units issued                                   19,074              31,369              40,419             210,089

Units redeemed                               (322,060)           (255,578)           (340,762)           (426,628)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,355,133           1,658,119           1,882,328           2,182,671
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.106094     $     13.972858     $     12.824848     $      9.813837
                                        TO $27.206671       to $26.842434       to $24.538470       to $18.702483

Net assets, end of period             $    30,548,969     $    36,879,884     $    38,154,407     $    33,520,594

Investment income ratio*                         1.13%               0.93%               0.96%               0.82%

                                                 0.45%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 1.90%            to 1.90%            to 1.90%            to 1.90%

                                                 0.85%               8.84%              30.55%             (19.44%)
Total return, lowest to highest***            TO 1.36%            to 9.39%           to 31.20%          to (19.04%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SMALL CAP VALUE FOCUS CLASS A
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    528,331             598,688             763,759             931,674
Units issued                                    2,833              22,198              12,641             128,495

Units redeemed                                (92,161)            (92,555)           (177,712)           (296,410)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          439,003             528,331             598,688             763,759
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.892901     $     15.616999     $     13.865460     $      9.907923
                                        TO $63.235820       to $58.169107       to $51.386913       to $36.537044

Net assets, end of period             $    16,487,078     $    18,357,031     $    18,310,540     $    16,174,763

Investment income ratio*                         0.82%               0.00%               0.00%               0.37%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 1.90%            to 1.90%            to 1.90%            to 1.90%

                                                 8.17%              12.63%              39.94%             (25.29%)
Total return, lowest to highest***            TO 8.71%           to 13.20%           to 40.64%          to (24.92%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)





                                                         ML GLOBAL ALLOCATION CLASS B (8)
                                           -------------------------------------------------------
                                                  2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         149,338             176,045                   0
Units issued                                         4,198               8,196             178,734

Units redeemed                                     (14,483)            (34,903)             (2,689)
                                           ---------------     ---------------     ---------------

Units, end of period                               139,053             149,338             176,045
                                           ===============     ===============     ===============

Unit value                                 $     11.858445     $     10.896772     $      9.676396
                                             TO $20.894086       to $19.257165       to $17.151964

Net assets, end of period                  $     1,742,486     $     1,718,595     $     1,798,198

Investment income ratio*                              2.29%               2.68%               2.67%

                                                      0.45%               1.40%               1.40%
Expense ratio, lowest to highest**                 TO 1.90%            to 1.90%            to 1.90%

                                                      8.28%              12.05%               7.90%
Total return, lowest to highest***                 TO 8.83%           to 12.61%            to 7.96%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (U.S.A) Separate Account H)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of John Hancock USA, which is taxed as a life insurance company under the Internal Revenue Code. John Hancock USA has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, John Hancock USA does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H

                         UNAUDITED FINANCIAL STATEMENTS

                         YEAR TO DATE SEPTEMBER 30, 2006

                                    CONTENTS

Statement of Assets and Liabilities........................................     1
Statement of Operations and Changers in Contract Owners Equity.............    10
Noted to Financial Statements..............................................    55

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                            Strategic        Strategic        Investment       Investment
                                          Opportunities    Opportunities     Quality Bond     Quality Bond
                                             Class A          Class B          Class A          Class B      U.S. Core Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    306,511,891  $    23,211,886  $   143,468,379  $   105,493,692  $     741,941,992
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    306,511,891  $    23,211,886  $   143,468,379  $   105,493,692  $     741,941,992
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    306,097,270  $    23,211,230  $   143,096,244  $   105,493,692  $     740,604,517
Contracts in payout (annuitization)              414,621              656          372,135                           1,337,475
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    306,511,891  $    23,211,886  $   143,468,379  $   105,493,692  $     741,941,992
                                        ================  ===============  ===============  ===============  =================
Units outstanding                             13,280,676        1,856,341        6,595,257        7,221,534         31,038,950
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          23.05  $         12.50  $         21.70  $         14.61  $           23.86
                                        ================  ===============  ===============  ===============  =================

                                            U.S. Core        Blue Chip        Blue Chip       Money Market      Money Market
                                             Class B       Growth Class A   Growth Class B      Class A           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     79,393,682  $   556,983,048  $   152,941,618  $   341,241,216  $     372,911,280
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     79,393,682  $   556,983,048  $   152,941,618  $   341,241,216  $     372,911,280
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     79,393,682  $   556,308,172  $   152,941,618  $   340,872,365  $     372,797,161
Contracts in payout (annuitization)                               674,876                           368,851            114,120
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     79,393,682  $   556,983,048  $   152,941,618  $   341,241,216  $     372,911,280
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              5,842,771       28,475,961       10,602,593       21,796,984         29,897,295
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          13.59  $         19.54  $         14.42  $         15.64  $           12.47
                                        ================  ===============  ===============  ===============  =================



                                                                                                              U.S. Government
                                          Global Trust      Global Trust     Global Bond      Global Bond        Securities
                                            Class A           Class B          Class A          Class B           Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    253,825,487  $    33,837,334  $   101,162,568  $   161,248,350  $     145,313,529
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    253,825,487  $    33,837,334  $   101,162,568  $   161,248,350  $     145,313,529
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    253,550,430  $    33,704,131  $   101,118,970  $   161,194,742  $     145,182,182
Contracts in payout (annuitization)              275,057          133,203           43,598           53,607            131,347
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    253,825,487  $    33,837,334  $   101,162,568  $   161,248,350  $     145,313,529
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              9,387,067        1,947,404        4,452,209        9,744,025          7,487,333
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          27.01  $         17.31  $         22.71  $         16.54  $           19.39
                                        ================  ===============  ===============  ===============  =================

                                         U.S. Government
                                           Securities      Income & Value   Income & Value   Equity-Income     Equity-Income
                                             Class B          Class A          Class B          Class A           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     75,706,494  $   337,568,759  $    90,719,786  $   646,600,906  $     268,193,569
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     75,706,494  $   337,568,759  $    90,719,786  $   646,600,906  $     268,193,569
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     75,706,494  $   337,232,452  $    90,719,786  $   645,639,989  $     268,193,569
Contracts in payout (annuitization)                               336,306                           960,917
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     75,706,494  $   337,568,759  $    90,719,786  $   646,600,906  $     268,193,569
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              5,619,951       14,133,021        6,005,982       23,129,901         16,466,414
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          13.47  $         23.86  $         15.10  $         27.91  $           16.29
                                        ================  ===============  ===============  ===============  =================

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                         Strategic Bond    Strategic Bond    All Cap Core     All Cap Core     All Cap Growth
                                             Class A          Class B          Class A          Class B           Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    137,089,188  $    92,948,676  $   146,279,712  $     9,330,331  $     207,573,864
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    137,089,188  $    92,948,676  $   146,279,712  $     9,330,331  $     207,573,864
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    136,988,878  $    92,948,676  $   146,165,343  $     9,330,331  $     207,229,023
Contracts in payout (annuitization)              100,310                           114,369                             344,841
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    137,089,188  $    92,948,676  $   146,279,712  $     9,330,331  $     207,573,864
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              6,808,086        5,927,278        8,292,444          530,159         12,188,794
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          20.12  $         15.68  $         17.63  $         17.60  $           17.00
                                        ================  ===============  ===============  ===============  =================

                                                           International    International
                                         All Cap Growth      Small Cap        Small Cap       Pacific Rim       Pacific Rim
                                             Class B          Class A          Class B          Class A           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     26,510,269  $   115,777,072  $    46,272,705  $    55,801,168  $      42,866,191
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     26,510,269  $   115,777,072  $    46,272,705  $    55,801,168  $      42,866,191
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     26,510,269  $   115,706,167  $    46,272,705  $    55,785,555  $      42,866,191
Contracts in payout (annuitization)                                70,905                            15,613
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     26,510,269  $   115,777,072  $    46,272,705  $    55,801,168  $      42,866,191
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              1,871,490        5,260,329        2,130,859        4,229,137          2,108,240
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          14.17  $         22.00  $         21.72  $         13.19  $           20.33
                                        ================  ===============  ===============  ===============  =================

                                            Science &        Science &                       Emerging Small
                                           Technology        Technology     Emerging Small      Company        International
                                             Class A          Class B      Company Class A      Class B         Core Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    206,965,107  $    51,613,714  $    99,221,036  $    47,995,852  $      88,322,073
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    206,965,107  $    51,613,714  $    99,221,036  $    47,995,852  $      88,322,073
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    206,835,755  $    51,612,264  $    99,165,504  $    47,995,852  $      88,202,408
Contracts in payout (annuitization)              129,352            1,450           55,531                             119,664
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    206,965,107  $    51,613,714  $    99,221,036  $    47,995,852  $      88,322,073
                                        ================  ===============  ===============  ===============  =================
Units outstanding                             20,311,545        4,078,489        6,012,365        3,425,926          5,481,798
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          10.18  $         12.65  $         16.49  $         14.01  $           16.09
                                        ================  ===============  ===============  ===============  =================

                                                                                              Real Estate       Real Estate
                                          International                                        Securities       Securities
                                          Core Class B     Value Class A    Value Class B       Class A           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     38,247,974  $   170,389,927  $    44,150,950  $   174,322,581  $     141,845,312
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     38,247,974  $   170,389,927  $    44,150,950  $   174,322,581  $     141,845,312
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     38,202,069  $   170,135,157  $    44,150,950  $   174,177,210  $     141,812,124
Contracts in payout (annuitization)               45,905          254,771                           145,370             33,187
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     38,247,974  $   170,389,927  $    44,150,950  $   174,322,581  $     141,845,312
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              2,105,568        7,495,824        2,499,129        5,261,048          4,950,462
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          18.14  $         22.70  $         17.67  $         33.11  $           28.65
                                        ================  ===============  ===============  ===============  =================

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                              Lifestyle        Lifestyle
                                           High Yield        High Yield       Aggressive       Aggressive     Lifestyle Growth
                                             Class A          Class B          Class A          Class B           Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    118,672,514  $    86,779,164  $   196,953,382  $   288,624,254  $     830,998,020
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    118,672,514  $    86,779,164  $   196,953,382  $   288,624,254  $     830,998,020
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    118,583,837  $    86,689,663  $   196,952,054  $   288,624,254  $     829,979,415
Contracts in payout (annuitization)               88,676           89,501            1,327                           1,018,606
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    118,672,514  $    86,779,164  $   196,953,382  $   288,624,254  $     830,998,020
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              7,461,249        5,295,226       11,915,921       16,540,785         46,256,392
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          15.89  $         16.37  $         16.53  $         17.45  $           17.94
                                        ================  ===============  ===============  ===============  =================

                                                             Lifestyle        Lifestyle        Lifestyle
                                        Lifestyle Growth      Balanced         Balanced         Moderate         Lifestyle
                                             Class B          Class A          Class B          Class A       Moderate Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $  7,523,620,380  $   943,061,060  $ 5,912,145,315  $   304,475,732  $   1,263,981,565
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $  7,523,620,380  $   943,061,060  $ 5,912,145,315  $   304,475,732  $   1,263,981,565
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $  7,523,531,395  $   942,729,177  $ 5,912,072,889  $   301,901,934  $   1,263,909,419
Contracts in payout (annuitization)               88,985          331,884           72,426        2,573,798             72,146
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $  7,523,620,380  $   943,061,060  $ 5,912,145,315  $   304,475,732  $   1,263,981,565
                                        ================  ===============  ===============  ===============  =================
Units outstanding                            447,081,971       49,960,593      353,000,195       15,917,594         79,038,034
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          16.83  $         18.87  $         16.75  $         18.97  $           15.99
                                        ================  ===============  ===============  ===============  =================


                                            Lifestyle        Lifestyle
                                          Conservative      Conservative    Small Company    Small Company     International
                                             Class A          Class B       Value Class A    Value Class B     Value Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    148,419,046  $   435,691,815  $   211,201,255  $   168,355,493  $     334,986,024
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    148,419,046  $   435,691,815  $   211,201,255  $   168,355,493  $     334,986,024
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    148,355,351  $   435,691,815  $   211,018,157  $   168,355,493  $     334,778,986
Contracts in payout (annuitization)               63,695                           183,098                             207,038
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    148,419,046  $   435,691,815  $   211,201,255  $   168,355,493  $     334,986,024
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              7,798,900       28,491,563        9,655,211        8,922,478         18,347,393
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          19.02  $         15.29  $         21.86  $         18.87  $           18.25
                                        ================  ===============  ===============  ===============  =================

                                          International     Total Return     Total Return    U.S. Large Cap    U.S. Large Cap
                                          Value Class B       Class A          Class B          Class A           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    203,458,185  $   293,408,502  $   221,497,918  $   280,356,017  $     101,276,067
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    203,458,185  $   293,408,502  $   221,497,918  $   280,356,017  $     101,276,067
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    203,406,322  $   293,311,437  $   221,302,818  $   280,083,503  $     101,204,658
Contracts in payout (annuitization)               51,863           97,065          195,100          272,514             71,409
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    203,458,185  $   293,408,502  $   221,497,918  $   280,356,017  $     101,276,067
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              9,746,347       17,626,605       15,330,462       19,407,179          6,562,147
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          20.87  $         16.64# $         14.44  $         14.43  $           15.42
                                        ================  ===============  ===============  ===============  =================


See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                Global           Global
                                          Mid Cap Stock    Mid Cap Stock      Allocation      Allocation       Dynamic Growth
                                             Class A          Class B          Class A          Class B           Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    297,321,780  $   152,344,078  $    62,893,007  $   151,889,472  $      79,820,075
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    297,321,780  $   152,344,078  $    62,893,007  $   151,889,472  $      79,820,075
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    297,279,966  $   152,343,348  $    62,892,112  $   151,889,472  $      79,766,069
Contracts in payout (annuitization)               41,814              730              894                              54,006
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    297,321,780  $   152,344,078  $    62,893,007  $   151,889,472  $      79,820,075
                                        ================  ===============  ===============  ===============  =================
Units outstanding                             19,482,932        8,110,255        5,254,139       10,086,236         14,601,363
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          15.26  $         18.78  $         11.97  $         15.06  $            5.46
                                        ================  ===============  ===============  ===============  =================


                                                            Total Stock      Total Stock
                                         Dynamic Growth     Market Index     Market Index      500 Index         500 Index
                                             Class B          Class A          Class B           Class A          Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     31,278,958  $    28,420,147  $    29,224,618  $   136,898,721  $      95,715,280
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     31,278,958  $    28,420,147  $    29,224,618  $   136,898,721  $      95,715,280
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     31,278,958  $    28,315,383  $    29,121,651  $   136,813,204  $      95,715,280
Contracts in payout (annuitization)                               104,764          102,967           85,517
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     31,278,958  $    28,420,147  $    29,224,618  $   136,898,721  $      95,715,280
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              2,049,700        2,354,811        1,853,576       12,060,859          6,387,462
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          15.26  $         12.02  $         15.71  $         11.34  $           14.98
                                        ================  ===============  ===============  ===============  =================

                                                                                                                  Capital
                                          Mid Cap Index    Mid Cap Index   Small Cap Index  Small Cap Index     Appreciation
                                             Class A          Class B          Class A          Class B           Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     56,434,869  $    49,659,284  $    38,579,554  $    43,392,227  $     223,887,525
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     56,434,869  $    49,659,284  $    38,579,554  $    43,392,227  $     223,887,525
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     56,411,730  $    49,659,284  $    38,537,519  $    43,392,227  $     223,697,319
Contracts in payout (annuitization)               23,139                            42,036                             190,206
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     56,434,869  $    49,659,284  $    38,579,554  $    43,392,227  $     223,887,525
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              3,146,864        2,930,376        2,344,441        2,515,624         24,423,300
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          17.93  $         16.95  $         16.44  $         17.25  $            9.16
                                        ================  ===============  ===============  ===============  =================

                                             Capital                                           Financial         Financial
                                          Appreciation    Health Sciences  Health Sciences      Services          Services
                                             Class B          Class A          Class B          Class A           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    100,741,125  $    71,298,925  $    72,514,277  $    40,273,726  $      46,780,903
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    100,741,125  $    71,298,925  $    72,514,277  $    40,273,726  $      46,780,903
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    100,741,125  $    71,295,163  $    72,513,585  $    40,273,726  $      46,780,164
Contracts in payout (annuitization)                                 3,761              692                                 740
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    100,741,125  $    71,298,925  $    72,514,277  $    40,273,726  $      46,780,903
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              7,260,562        4,339,907        4,137,898        2,489,252          2,653,811
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          13.88  $         16.43  $         17.52  $         16.18  $           17.63
                                        ================  ===============  ===============  ===============  =================

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                          Quantitative      Quantitative
                                             Mid Cap           Mid Cap         All Cap          All Cap       Strategic Value
                                             Class A           Class B      Value Class A    Value Class B        Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     10,293,383  $    10,270,880  $    57,565,493  $    57,793,259  $      22,409,809
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     10,293,383  $    10,270,880  $    57,565,493  $    57,793,259  $      22,409,809
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     10,293,383  $    10,270,880  $    57,565,493  $    57,793,259  $      22,409,809
Contracts in payout (annuitization)
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     10,293,383  $    10,270,880  $    57,565,493  $    57,793,259  $      22,409,809
                                        ================  ===============  ===============  ===============  =================
Units outstanding                                766,498          608,518        3,724,248        3,537,672          1,904,601
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          13.43  $         16.88  $         15.46  $         16.34  $           11.77
                                        ================  ===============  ===============  ===============  =================

                                         Strategic Value     Utilities        Utilities      Mid Cap Value     Mid Cap Value
                                             Class B          Class A          Class B          Class A           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     19,376,526  $    47,688,068  $    51,187,590  $   194,510,394  $     183,112,787
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     19,376,526  $    47,688,068  $    51,187,590  $   194,510,394  $     183,112,787
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     19,375,878  $    47,659,881  $    51,187,590  $   194,403,168  $     183,112,787
Contracts in payout (annuitization)                  648           28,187                           107,227
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     19,376,526  $    47,688,068  $    51,187,590  $   194,510,394  $     183,112,787
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              1,313,754        3,060,011        2,185,303       10,336,146         10,277,021
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          14.75  $         15.58  $         23.42  $         18.81  $           17.82
                                        ================  ===============  ===============  ===============  =================

                                           Fundamental      Fundamental                          Natural
                                              Value            Value       Emerging Growth      Resources     Mid Cap Core
                                             Class A          Class B          Class B           Class B         Class B
                                        ----------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $    166,335,371  $   297,843,893  $    10,608,506  $   206,151,565  $      34,791,721
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    166,335,371  $   297,843,893  $    10,608,506  $   206,151,565  $      34,791,721
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    166,335,371  $   297,843,229  $    10,608,506  $   205,969,990  $      34,791,721
Contracts in payout (annuitization)                                   664                           181,576
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    166,335,371  $   297,843,893  $    10,608,506  $   206,151,565  $      34,791,721
                                        ================  ===============  ===============  ===============  =================
Units outstanding                             10,895,106       18,058,742          567,577        6,214,337          1,907,745
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          15.27  $         16.49  $         18.69  $         33.14  $           18.24
                                        ================  ===============  ===============  ===============  =================

                                          Quantitative                         Small Cap        Small Cap
                                             All Cap         Large Cap      Opportunities    Opportunities     Special Value
                                             Class B       Value Class B       Class A          Class B           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $      2,932,827  $    80,593,857  $    87,436,512  $    65,697,514  $       6,164,048
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $      2,932,827  $    80,593,857  $    87,436,512  $    65,697,514  $       6,164,048
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $      2,932,827  $    80,576,149  $    87,419,798  $    65,697,514  $       6,161,782
Contracts in payout (annuitization)                                17,708           16,715                               2,266
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $      2,932,827  $    80,593,857  $    87,436,512  $    65,697,514  $       6,164,048
                                        ================  ===============  ===============  ===============  =================
Units outstanding                                150,428        3,528,229        3,777,735        2,872,478            315,982
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          19.50  $         22.84  $         23.14  $         22.87  $           19.50
                                        ================  ===============  ===============  ===============  =================

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                               American
                                                             American                          Blue-Chip         American
                                        Real Return Bond   International   American Growth  Income & Growth    Growth-Income
                                             Class B          Class B          Class B          Class B           Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    106,322,276  $   761,700,149  $ 1,216,550,578  $   173,396,678  $     992,963,026
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    106,322,276  $   761,700,149  $ 1,216,550,578  $   173,396,678  $     992,963,026
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    106,294,893  $   761,688,416  $ 1,216,525,342  $   173,396,671  $     992,942,635
Contracts in payout (annuitization)               27,383           11,733           25,236                7             20,391
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    106,322,276  $   761,700,149  $ 1,216,550,578  $   173,396,678  $     992,963,026
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              7,634,630       31,218,045       63,650,271        9,172,699         54,468,171
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          13.92  $         24.40  $         19.11  $         18.90  $           18.23
                                        ================  ===============  ===============  ===============  =================

                                          American Bond      American         PIMCO VIT
                                              Class       Century - Small     All Asset
                                                B             Company         Portfolio       Core Equity      Classic Value
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    383,265,121  $    17,896,820  $    44,822,696  $    44,166,937  $      31,005,162
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    383,265,121  $    17,896,820  $    44,822,696  $    44,166,937  $      31,005,162
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    383,265,121  $    17,896,820  $    44,822,696  $    44,166,937  $      31,005,162
Contracts in payout (annuitization)
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $    383,265,121  $    17,896,820  $    44,822,696  $    44,166,937  $      31,005,162
                                        ================  ===============  ===============  ===============  =================
Units outstanding                             30,016,227        1,180,922        3,063,866        3,156,852          1,921,951
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          12.77  $         15.15  $         14.63  $         13.99  $           16.13
                                        ================  ===============  ===============  ===============  =================

                                                              US Global        US Global      John Hancock      John Hancock
                                          Quantitative     Leaders Growth   Leaders Growth      Strategic      Intl' Eq Index
                                              Value            Class A          Class B          Income            Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $      5,411,317  $    31,631,637  $    26,035,404  $    17,566,059  $      44,495,269
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $      5,411,317  $    31,631,637  $    26,035,404  $    17,566,059  $      44,495,269
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $      5,411,317  $    31,631,637  $    26,035,404  $    17,566,059  $      44,444,189
Contracts in payout (annuitization)                                                                                     51,081
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $      5,411,317  $    31,631,637  $    26,035,404  $    17,566,059  $      44,495,269
                                        ================  ===============  ===============  ===============  =================
Units outstanding                                313,187        2,509,344        2,073,488        1,281,306          2,358,808
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          17.28  $         12.61  $         12.56  $         13.71  $           18.84
                                        ================  ===============  ===============  ===============  =================

                                          John Hancock                                                          Independence
                                            Intl' Eq                                         CGTC Overseas       Investment
                                              Index         Active Bond      Active Bond        Equity            LLC Small
                                             Class B          Class A          Class B          Class B          Cap Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     38,462,979  $   120,084,353  $   479,507,296  $     6,225,755  $       1,068,765
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     38,462,979  $   120,084,353  $   479,507,296  $     6,225,755  $       1,068,765
                                        ----------------  ---------------  ---------------  ---------------  -----------------

NET ASSETS:
Contracts in accumulation               $     38,462,979  $   119,959,604  $   479,490,418  $     6,225,755  $       1,068,765
Contracts in payout (annuitization)                               124,749           16,878
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     38,462,979  $   120,084,353  $   479,507,296  $     6,225,755  $       1,068,765
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              2,058,054        9,380,671       37,700,744          378,949             76,690
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          18.69  $         12.79  $         12.72  $         16.43  $           13.94
                                        ================  ===============  ===============  ===============  =================

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                             Marisco                                                             Wellington
                                          International     T Rowe Price                                          Small Cap
                                          Opportunities       Mid Value     UBS Large Cap    US High Yield         Growth
                                             Class B           Class B         Class B          Class B            Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     28,431,274  $    11,964,545  $     1,302,106  $     3,229,577  $      29,245,126
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     28,431,274  $    11,964,545  $     1,302,106  $     3,229,577  $      29,245,126
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     28,431,274  $    11,964,545  $     1,302,106  $     3,229,577  $      29,245,126
Contracts in payout (annuitization)
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     28,431,274  $    11,964,545  $     1,302,106  $     3,229,577  $      29,245,126
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              1,694,532          786,385           89,476          240,679          1,847,751
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          16.78  $         15.21  $         14.55  $         13.42  $           15.83
                                        ================  ===============  ===============  ===============  =================

                                           Wellington      Wells Capital         Index
                                            Small Cap        Core Bond        Allocation    Scudder Capital   Scudder Global
                                          Value Class B       Class B           Class B      Growth Class B  Discovery Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     44,636,031  $     1,406,517  $    60,173,665  $    52,329,478  $      19,110,278
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     44,636,031  $     1,406,517  $    60,173,665  $    52,329,478  $      19,110,278
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     44,636,031  $     1,406,517  $    60,173,665  $    52,329,478  $      19,100,571
Contracts in payout (annuitization)                                                                                      9,707
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     44,636,031  $     1,406,517  $    60,173,665  $    52,329,478  $      19,110,278
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              2,906,501          111,284        4,710,126        2,680,806            602,313
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          15.36  $         12.64  $         12.78  $         19.52  $           31.71
                                        ================  ===============  ===============  ===============  =================

                                                           Scudder Health      Scudder
                                        Scudder Growth &      Sciences      International   Scudder Mid Cap    Scudder Blue
                                         Income Class B        Class B         Class B       Growth Class B    Chip Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     26,700,563  $    13,269,059  $    30,838,815  $     3,948,215  $      28,321,751
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     26,700,563  $    13,269,059  $    30,838,815  $     3,948,215  $      28,321,751
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     26,700,563  $    13,269,059  $    30,838,815  $     3,948,215  $      28,321,751
Contracts in payout (annuitization)
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     26,700,563  $    13,269,059  $    30,838,815  $     3,948,215  $      28,321,751
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              1,334,381          667,846        1,274,316          177,691          1,267,746
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          20.01  $         19.87  $         24.20  $         22.22  $           22.34
                                        ================  ===============  ===============  ===============  =================

                                                                                Scudder                           Scudder
                                             Scudder       Scudder Global     Government      Scudder High     International
                                           Contrarian         Blue Chip       Securities         Income           Select
                                             Class B           Class B          Class B          Class B      Equity Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     26,632,518  $    12,905,345  $    25,130,765  $    36,767,527  $      33,145,050
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     26,632,518  $    12,905,345  $    25,130,765  $    36,767,527  $      33,145,050
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     26,623,521  $    12,905,345  $    25,130,765  $    36,767,527  $      33,145,050
Contracts in payout (annuitization)                8,997
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     26,632,518  $    12,905,345  $    25,130,765  $    36,767,527  $      33,145,050
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              1,252,984          477,667        1,917,278        1,931,915          1,341,117
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          21.25  $         27.02  $         13.11  $         19.03  $           24.71
                                        ================  ===============  ===============  ===============  =================

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                          Scudder Fixed                     Scudder Small        Scudder
                                             Income         Scudder Money    Cap Growth        Technology       Scudder Total
                                             Class B       Market Class B      Class B       Growth Class B    Return Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     62,312,827  $    34,233,391  $    25,515,122  $     9,264,170  $      20,091,617
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     62,312,827  $    34,233,391  $    25,515,122  $     9,264,170  $      20,091,617
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     62,312,827  $    34,233,391  $    25,515,122  $     9,264,170  $      20,091,617
Contracts in payout (annuitization)
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     62,312,827  $    34,233,391  $    25,515,122  $     9,264,170  $      20,091,617
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              4,591,099        2,738,197        1,250,580          430,275          1,181,286
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          13.57  $         12.50  $         20.40  $         21.53  $           17.01
                                        ================  ===============  ===============  ===============  =================

                                          Scudder Davis   Scudder Dreman   Scudder Dreman   Scudder Salomon    Scudder Janus
                                             Venture        High Return       Small Cap        Aggressive     Growth & Income
                                          Value Class B   Equity Class B    Value Class B    Growth Class B       Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $     47,091,007  $   134,151,865  $    54,860,290  $     6,517,168  $      23,842,839
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $     47,091,007  $   134,151,865  $    54,860,290  $     6,517,168  $      23,842,839
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $     47,091,007  $   134,151,865  $    54,860,290  $     6,517,168  $      23,842,839
Contracts in payout (annuitization)
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $     47,091,007  $   134,151,865  $    54,860,290  $     6,517,168  $      23,842,839
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              2,127,586        5,542,758        1,970,419          267,667          1,173,354
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          22.13  $         24.20  $         27.84  $         24.35  $           20.32
                                        ================  ===============  ===============  ===============  =================

                                          Scudder Janus     Scudder Oak
                                             Growth          Strategic      Scudder Turner
                                          Opportunities       Equity            Mid Cap       Scudder Real   Scudder Strategic
                                             Class B          Class B       Growth Class B   Estate Class B   Income Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $      6,857,347  $    12,397,899  $    17,806,185  $    20,444,786  $      12,730,384
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $      6,857,347  $    12,397,899  $    17,806,185  $    20,444,786  $      12,730,384
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $      6,857,347  $    12,391,438  $    17,806,185  $    20,444,786  $      12,730,384
Contracts in payout (annuitization)                                 6,461
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $      6,857,347  $    12,397,899  $    17,806,185  $    20,444,786  $      12,730,384
                                        ================  ===============  ===============  ===============  =================
Units outstanding                                353,679          650,217          740,521          775,448            896,540
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          19.39  $         19.06  $         24.05  $         26.37  $           14.20
                                        ================  ===============  ===============  ===============  =================

                                                               Scudder
                                        Scudder Moderate    Conservative   Scudder Growth       Scudder
                                           Allocation        Allocation      Allocation        Templeton      Scudder Mercury
                                             Class B           Class B         Class B       Foreign Value    Large Cap Core
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $    118,618,820  $    35,085,687  $   138,110,617  $     1,820,814  $       1,348,996
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $    118,618,820  $    35,085,687  $   138,110,617  $     1,820,814  $       1,348,996
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $    118,618,820  $    35,085,687  $   138,110,617  $     1,820,814  $       1,348,996
Contracts in payout (annuitization)
                                        ================  ===============  ===============  ===============  =================
Total net assets                        $    118,618,820  $    35,085,687  $   138,110,617  $     1,820,814  $       1,348,996
                                        ================  ===============  ===============  ===============  =================
Units outstanding                              8,136,177        2,481,571        9,169,976          113,733             89,788
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Unit value (in accumulation)            $          14.58  $         14.14  $         15.06  $         16.01  $           15.02
                                        ================  ===============  ===============  ===============  =================

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                            Alger American   Alger American    Credit Suisse
                                          Scudder Bond     Scudder Equity      Balanced        Leveraged         Emerging
                                             Class B        500 Class B        Class B      All Cap Class B   Markets Class B
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $        521,973  $    35,369,611  $    27,788,501  $     9,817,303  $      15,888,812
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $        521,973  $    35,369,611  $    27,788,501  $     9,817,303  $      15,888,812
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $        521,973  $    35,357,502  $    27,776,577  $     9,817,303  $      15,888,812
Contracts in payout (annuitization)                                12,109           11,924
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $        521,973  $    35,369,611  $    27,788,501  $     9,817,303  $      15,888,812
                                        ================  ===============  ===============  ===============  =================
Units outstanding                                 40,928        1,705,578        1,732,936          463,386            500,543
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          12.75  $         20.73  $         16.03  $         21.19  $           31.74
                                        ================  ===============  ===============  ===============  =================

                                          Credit Suisse       Dreyfus                           Invesco
                                           Global Post        Socially        Dreyfus IP       Utilities
                                         Venture Capital    Responsible      Midcap Stock      Portfolio        Basic Value
                                             Class B      Growth Class B       Class B         - Class B       Focus Class A
                                        ----------------  ---------------  ---------------  ---------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                               $      3,368,644  $     1,992,890  $    36,219,713  $     6,243,544  $      28,592,867
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total Assets                            $      3,368,644  $     1,992,890  $    36,219,713  $     6,243,544  $      28,592,867
                                        ================  ===============  ===============  ===============  =================

NET ASSETS:
Contracts in accumulation               $      3,368,644  $     1,992,890  $    36,210,621  $     6,243,544  $      28,592,867
Contracts in payout (annuitization)                                                  9,092
                                        ----------------  ---------------  ---------------  ---------------  -----------------
Total net assets                        $      3,368,644  $     1,992,890  $    36,219,713  $     6,243,544  $      28,592,867
                                        ================  ===============  ===============  ===============  =================
Units outstanding                                126,561          108,036        1,677,914          250,140          1,154,391
                                        ================  ===============  ===============  ===============  =================
Unit value (in accumulation)            $          26.62  $         18.45  $         21.58  $         24.96  $           24.77
                                        ================  ===============  ===============  ===============  =================

                                            Small Cap          Global
                                           Value Focus       Allocation
                                             Class A          Class B           Total
                                        ----------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $     15,070,235  $     1,746,304  $36,169,682,139
                                        ----------------  ---------------  ---------------
Total Assets                            $     15,070,235  $     1,746,304  $36,169,682,139
                                        ================  ===============  ===============

NET ASSETS:
Contracts in accumulation               $     15,070,235  $     1,746,304  $36,156,212,968
Contracts in payout (annuitization)                                             13,469,171
                                        ----------------  ---------------  ---------------
Total net assets                        $     15,070,235  $     1,746,304  $36,169,682,139
                                        ================  ===============  ===============
Units outstanding                                385,054          129,526    2,108,675,921
                                        ================  ===============  ===============
Unit value (in accumulation)            $          39.14  $         13.48  $         17.15
                                        ================  ===============  ===============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                           STRATEGIC        STRATEGIC       INVESTMENT         INVESTMENT
                                        OPPORTUNITIES A  OPPORTUNITIES B  QUALITY BOND - A  QUALITY BOND - B
                                        ---------------  ---------------  ----------------  ----------------
Income:
   Dividends                             $     38,769      $        --      $  9,257,285      $  4,866,748
Expenses:
   Mortality and expense risk and
      administration charges                3,590,148          299,237         1,696,610         1,063,852
                                         ------------      -----------      ------------      ------------
Net investment income (loss)               (3,551,379)        (299,237)        7,560,675         3,802,896
Net realized gain (loss)                  (12,375,386)       1,410,760          (432,173)         (623,039)
Unrealized appreciation (depreciation)
   during the period                       30,086,694         (210,559)       (5,252,308)       (1,748,539)
                                         ------------      -----------      ------------      ------------
Net increase (decrease) in contract
   owners equity from operations           14,159,929          900,964         1,876,194         1,431,318
Changes from principal transactions:
   Purchase payments                        1,473,576          397,265           424,641        31,731,217
   Transfers between sub-accounts and
      the company                         (17,517,323)         (12,643)       (4,903,998)        4,583,712
   Withdrawals                            (38,628,183)      (2,180,515)      (21,244,819)       (5,180,374)
   Annual contract fee                       (358,088)         (60,084)         (150,831)         (104,915)
                                         ------------      -----------      ------------      ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (55,030,018)      (1,855,977)      (25,875,007)       31,029,640
                                         ------------      -----------      ------------      ------------
Total increase (decrease) in contract
   owners' equity                         (40,870,089)        (955,013)      (23,998,813)       32,460,958
Contract owners' equity at beginning
   of period                              347,381,980       24,166,899       167,467,192        73,032,734
                                         ------------      -----------      ------------      ------------
Contract owners' equity at end of
   period                                $306,511,891      $23,211,886      $143,468,379      $105,493,692
                                         ============      ===========      ============      ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                               U.S.       BLUE CHIP     BLUE CHIP
                                        U.S. CORE - A(1)   CORE - B(1)   GROWTH - A    GROWTH - B
                                        ----------------  ------------  ------------  ------------
Income:
   Dividends                             $ 105,609,854    $ 10,962,977  $  1,251,057  $     53,861
Expenses:
   Mortality and expense risk and
      administration charges                 8,780,446       1,025,714     6,532,279     1,911,879
                                         -------------    ------------  ------------  ------------
Net investment income (loss)                96,829,408       9,937,263    (5,281,222)   (1,858,018)
Net realized gain (loss)                   (71,552,748)      2,541,243    (9,802,427)    6,705,245
Unrealized appreciation (depreciation)
   during the period                        (2,507,865)    (10,325,603)   27,591,505    (2,077,919)
                                         -------------    ------------  ------------  ------------
Net increase (decrease) in contract
   owners equity from operations            22,768,795       2,152,903    12,507,856     2,769,308
Changes from principal transactions:
   Purchase payments                         2,550,243       1,183,407     2,420,113    10,219,446
   Transfers between sub-accounts and
      the company                          (67,226,847)     (7,738,164)  (36,340,042)  (10,447,257)
   Withdrawals                             (97,734,899)     (6,987,970)  (64,117,538)   (9,109,247)
   Annual contract fee                        (843,782)       (199,146)     (803,442)     (257,317)
                                         -------------    ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (163,255,285)    (13,741,873)  (98,840,909)   (9,594,375)
                                         -------------    ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (140,486,490)    (11,588,970)  (86,333,053)   (6,825,067)
Contract owners' equity at beginning
   of period                               882,428,482      90,982,652   643,316,101   159,766,685
                                         -------------    ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 741,941,992    $ 79,393,682  $556,983,048  $152,941,618
                                         =============    ============  ============  ============

(1) On May 1, 2006 Growth & Income was renamed U.S. Core through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        MONEY MARKET - A  MONEY MARKET - B  GLOBAL TRUST - A(2)  GLOBAL TRUST - B(2)
                                        ----------------  ----------------  -------------------  -------------------
Income:
   Dividends                             $  10,610,614      $  9,307,214       $  3,511,373          $   408,290
Expenses:
   Mortality and expense risk and
      administration charges                 3,700,254         3,692,352          2,825,899              408,879
                                         -------------      ------------       ------------          -----------
Net investment income (loss)                 6,910,360         5,614,862            685,474                 (589)
Net realized gain (loss)                      (567,238)         (185,511)         7,141,186            2,285,200
Unrealized appreciation (depreciation)
   during the period                                 0                 0         16,476,380              668,354
                                         -------------      ------------       ------------          -----------
Net increase (decrease) in contract
   owners equity from operations             6,343,122         5,429,351         24,303,040            2,952,965
Changes from principal transactions:
   Purchase payments                         6,500,491       238,003,067          1,004,954            1,393,498
   Transfers between sub-accounts and
      the company                          138,243,883         4,204,601         (7,329,889)               9,561
   Withdrawals                            (108,247,526)      (84,213,083)       (28,713,630)          (2,786,641)
   Annual contract fee                        (543,824)         (510,834)          (210,706)             (70,394)
                                         -------------      ------------       ------------          -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                            35,953,024       157,483,751        (35,249,271)          (1,453,976)
                                         -------------      ------------       ------------          -----------
Total increase (decrease) in contract
   owners' equity                           42,296,146       162,913,102        (10,946,231)           1,498,989
Contract owners' equity at beginning
   of period                               298,945,070       209,998,178        264,771,718           32,338,345
                                         -------------      ------------       ------------          -----------
Contract owners' equity at end of
   period                                $ 341,241,216      $372,911,280       $253,825,487          $33,837,334
                                         =============      ============       ============          ===========

(2) On May 1, 2006 Global Equity was renamed Global Trust through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                          U.S. GOVERNMENT  U.S. GOVERNMENT
                                        GLOBAL BOND - A  GLOBAL BOND - B   SECURITIES - A   SECURITIES - B
                                        ---------------  ---------------  ---------------  ---------------
Income:
   Dividends                              $  1,376,896    $  1,812,487     $  7,793,871     $  4,030,424
Expenses:
   Mortality and expense risk and
      administration charges                 1,187,591       1,787,750        1,741,451          997,599
                                          ------------    ------------     ------------     ------------
Net investment income (loss)                   189,305          24,737        6,052,420        3,032,825
Net realized gain (loss)                     1,571,197          32,200       (2,453,098)      (1,687,913)
Unrealized appreciation (depreciation)
   during the period                         1,075,149       3,332,656         (865,200)        (220,574)
                                          ------------    ------------     ------------     ------------
Net increase (decrease) in contract
   owners equity from operations             2,835,651       3,389,593        2,734,122        1,124,338
Changes from principal transactions:
   Purchase payments                           443,709      33,391,090          556,064        2,808,651
   Transfers between sub-accounts and
      the company                             (787,103)        209,438       (6,454,988)      (6,536,747)
   Withdrawals                             (14,218,138)     (7,946,691)     (22,243,506)     (11,146,981)
   Annual contract fee                        (112,367)       (193,558)        (167,232)        (131,028)
                                          ------------    ------------     ------------     ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                           (14,673,899)     25,460,279      (28,309,662)     (15,006,105)
                                          ------------    ------------     ------------     ------------
Total increase (decrease) in contract
   owners' equity                          (11,838,248)     28,849,872      (25,575,540)     (13,881,767)
Contract owners' equity at beginning
   of period                               113,000,816     132,398,478      170,889,069       89,588,261
                                          ------------    ------------     ------------     ------------
Contract owners' equity at end of
   period                                 $101,162,568    $161,248,350     $145,313,529     $ 75,706,494
                                          ============    ============     ============     ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                                                  LARGE CAP      LARGE CAP
                                        INCOME & VALUE - A  INCOME & VALUE - B  GROWTH - A(3)  GROWTH - B (3)
                                        ------------------  ------------------  -------------  --------------
Income:
   Dividends                               $  7,291,176        $  1,748,202     $     832,184   $    106,783
Expenses:
   Mortality and expense risk and
      administration charges                  3,930,418           1,160,645         1,068,070        406,883
                                           ------------        ------------     -------------   ------------
Net investment income (loss)                  3,360,758             587,557          (235,886)      (300,100)
Net realized gain (loss)                      9,318,970           3,957,880        14,723,078     10,616,587
Unrealized appreciation (depreciation)
   during the period                          1,353,337          (1,122,263)      (10,261,488)    (8,961,615)
                                           ------------        ------------     -------------   ------------
Net increase (decrease) in contract
   owners equity from operations             14,033,065           3,423,174         4,225,704      1,354,872
Changes from principal transactions:
   Purchase payments                          1,375,566           2,175,248           533,540      1,848,740
   Transfers between sub-accounts and
      the company                           (20,109,695)         (7,518,441)     (223,677,941)   (77,213,119)
   Withdrawals                              (42,206,448)         (6,017,569)       (9,015,016)    (3,862,251)
   Annual contract fee                         (319,400)           (206,538)         (160,925)       (68,570)
                                           ------------        ------------     -------------   ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                            (61,259,977)        (11,567,300)     (232,320,342)   (79,295,200)
                                           ------------        ------------     -------------   ------------
Total increase (decrease) in contract
   owners' equity                           (47,226,912)         (8,144,126)     (228,094,638)   (77,940,328)
Contract owners' equity at beginning
   of period                                384,795,671          98,863,912       228,094,638     77,940,328
                                           ------------        ------------     -------------   ------------
Contract owners' equity at end of
   period                                  $337,568,759        $ 90,719,786     $          --   $         --
                                           ============        ============     =============   ============

(3) On May 1, 2006 Large Cap Growth Class A and B ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                            EQUITY         EQUITY      STRATEGIC     STRATEGIC
                                          INCOME - A    INCOME - B     BOND - A       BOND - B
                                        -------------  ------------  ------------  ------------
Income:
   Dividends                            $  52,369,812  $ 20,514,980  $  9,591,649  $  6,516,829
Expenses:
   Mortality and expense risk and
      administration charges                7,307,519     3,238,916     1,575,454     1,190,076
                                        -------------  ------------  ------------  ------------
Net investment income (loss)               45,062,293    17,276,064     8,016,195     5,326,753
Net realized gain (loss)                   14,354,990    13,143,989     2,699,617       144,340
Unrealized appreciation (depreciation)
   during the period                        1,285,331    (7,035,344)   (7,023,301)   (3,294,429)
                                        -------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners equity from operations           60,702,614    23,384,709     3,692,511     2,176,664
Changes from principal transactions:
   Purchase payments                        2,416,694     9,840,179       385,777     7,314,167
   Transfers between sub-accounts and
      the company                         (24,170,610)  (12,107,793)   (2,104,355)   (9,071,729)
   Withdrawals                            (78,024,503)  (22,821,350)  (18,770,916)   (7,511,562)
   Annual contract fee                       (724,227)     (544,054)     (117,850)     (122,329)
                                        -------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                         (100,502,646)  (25,633,018)  (20,607,344)   (9,391,453)
                                        -------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (39,800,032)   (2,248,309)  (16,914,833)   (7,214,789)
Contract owners' equity at beginning
   of period                              686,400,938   270,441,878   154,004,021   100,163,465
                                        -------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                               $ 646,600,906  $268,193,569  $137,089,188  $ 92,948,676
                                        =============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                           ALL CAP      ALL CAP       ALL CAP      ALL CAP
                                          CORE - A      CORE - B    GROWTH - A    GROWTH - B
                                        ------------  -----------  ------------  -----------
Income:
   Dividends                            $  1,107,275  $    57,978  $         --  $        --
Expenses:
   Mortality and expense risk and
      administration charges               1,694,340      121,389     2,477,522      339,147
                                        ------------  -----------  ------------  -----------
Net investment income (loss)                (587,065)     (63,411)   (2,477,522)    (339,147)
Net realized gain (loss)                   6,093,366      954,686    (3,375,274)   1,340,177
Unrealized appreciation (depreciation)
   during the period                       6,390,462     (155,888)    7,658,865     (896,669)
                                        ------------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners equity from operations          11,896,763      735,387     1,806,069      104,361
Changes from principal transactions:
   Purchase payments                         776,224      230,010     1,293,899      779,828
   Transfers between sub-accounts and
      the company                        (12,856,509)    (917,973)  (14,065,066)    (544,061)
   Withdrawals                           (16,575,609)    (772,433)  (21,844,533)  (2,788,913)
   Annual contract fee                      (217,875)     (19,448)     (341,718)     (72,636)
                                        ------------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                         (28,873,769)  (1,479,844)  (34,957,418)  (2,625,782)
                                        ------------  -----------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                        (16,977,006)    (744,457)  (33,151,349)  (2,521,421)
Contract owners' equity at beginning
   of period                             163,256,718   10,074,788   240,725,213   29,031,690
                                        ------------  -----------  ------------  -----------
Contract owners' equity at end of
   period                               $146,279,712  $ 9,330,331  $207,573,864  $26,510,269
                                        ============  ===========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        INTERNATIONAL  INTERNATIONAL    PACIFIC      PACIFIC
                                        SMALL CAP - A  SMALL CAP - B   RIM - A(4)   RIM - B(4)
                                        -------------  -------------  -----------  -----------
Income:
   Dividends                            $  1,371,811    $   482,075   $   573,040  $   332,651
Expenses:
   Mortality and expense risk and
      administration charges               1,304,733        578,566       696,726      569,689
                                        ------------    -----------   -----------  -----------
Net investment income (loss)                  67,078        (96,491)     (123,686)    (237,038)
Net realized gain (loss)                   8,792,335      4,826,671     9,309,203    6,853,241
Unrealized appreciation (depreciation)
   during the period                       4,243,546         24,157    (8,436,379)  (6,094,714)
                                        ------------    -----------   -----------  -----------
Net increase (decrease) in contract
   owners equity from operations          13,102,959      4,754,337       749,138      521,489

Changes from principal transactions:
   Purchase payments                         563,533      3,105,059       442,048    4,448,103
   Transfers between sub-accounts and
      the company                            826,076        (24,607)   (3,783,580)  (6,481,971)
   Withdrawals                           (10,605,692)    (3,339,745)   (4,626,176)  (2,491,921)
   Annual contract fee                      (192,653)      (108,704)     (113,411)     (93,851)
                                        ------------    -----------   -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (9,408,736)      (367,997)   (8,081,119)  (4,619,640)
                                        ------------    -----------   -----------  -----------
Total increase (decrease) in contract
   owners' equity                          3,694,223      4,386,340    (7,331,981)  (4,098,151)
Contract owners' equity at beginning
   of period                             112,082,849     41,886,365    63,133,149   46,964,342
                                        ------------    -----------   -----------  -----------
Contract owners' equity at end of
   period                               $115,777,072    $46,272,705   $55,801,168  $42,866,191
                                        ============    ===========   ===========  ===========

(4) On May 1, 2006 Pacific Rim Emerging Markets was renamed Pacific Rim through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
        STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                          SCIENCE AND     SCIENCE AND   EMERGING SMALL  EMERGING SMALL
                                        TECHNOLOGY - A  TECHNOLOGY - B    COMPANY - A     COMPANY - B
                                        --------------  --------------  --------------  --------------
Income:
   Dividends                             $         --    $        --     $  6,346,100    $  3,400,026
Expenses:
   Mortality and expense risk and
      administration charges                2,505,868        639,367        1,310,412         741,690
                                         ------------    -----------     ------------    ------------
Net investment income (loss)               (2,505,868)      (639,367)       5,035,688       2,658,336
Net realized gain (loss)                   (8,969,725)     1,826,219        4,839,966       5,201,225
Unrealized appreciation (depreciation)
   during the period                        4,821,308     (2,987,952)     (13,578,081)     (9,641,121)
                                         ------------    -----------     ------------    ------------
Net increase (decrease) in contract
   owners equity from operations           (6,654,285)    (1,801,100)      (3,702,427)     (1,781,560)

Changes from principal transactions:
   Purchase payments                        2,013,296      2,627,173          615,699       1,698,945
   Transfers between sub-accounts and
      the company                         (23,526,151)      (775,215)     (13,289,861)    (13,255,271)
   Withdrawals                            (18,257,745)    (4,175,620)      (9,421,903)     (4,357,127)
   Annual contract fee                       (503,192)      (135,597)        (212,573)       (151,735)
                                         ------------    -----------     ------------    ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (40,273,792)    (2,459,259)     (22,308,638)    (16,065,188)
                                         ------------    -----------     ------------    ------------
Total increase (decrease) in contract
   owners' equity                         (46,928,077)    (4,260,359)     (26,011,065)    (17,846,748)
Contract owners' equity at beginning
   of period                              253,893,184     55,874,073      125,232,101      65,842,600
                                         ------------    -----------     ------------    ------------
Contract owners' equity at end of
   period                                $206,965,107    $51,613,714     $ 99,221,036    $ 47,995,852
                                         ============    ===========     ============    ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        INTERNATIONAL  INTERNATIONAL
                                         CORE - A(5)    CORE - B(5)     VALUE - A    VALUE - B
                                        -------------  -------------  ------------  -----------
Income:
   Dividends                             $ 4,458,569    $ 1,609,354   $ 25,160,441  $ 6,214,733
Expenses:
   Mortality and expense risk and
      administration charges                 986,981        426,458      1,932,671      524,674
                                         -----------    -----------   ------------  -----------
Net investment income (loss)               3,471,588      1,182,896     23,227,770    5,690,059
Net realized gain (loss)                   5,946,808      4,515,146     12,449,927    3,099,128
Unrealized appreciation (depreciation)
   during the period                         723,461     (2,179,140)   (21,009,621)  (5,295,414)
                                         -----------    -----------   ------------  -----------
Net increase (decrease) in contract
   owners equity from operations          10,141,857      3,518,902     14,668,076    3,493,773

Changes from principal transactions:
   Purchase payments                         371,128      1,814,693        820,390    4,694,105
   Transfers between sub-accounts and
      the company                            821,220      4,829,852     (4,733,826)  (2,713,039)
   Withdrawals                            (8,213,925)    (3,298,376)   (18,083,053)  (3,567,107)
   Annual contract fee                      (133,539)       (72,413)      (246,464)     (95,191)
                                         -----------    -----------   ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (7,155,116)     3,273,756    (22,242,953)  (1,681,232)
                                         -----------    -----------   ------------  -----------
Total increase (decrease) in contract
   owners' equity                          2,986,741      6,792,658     (7,574,877)   1,812,541
                                         -----------    -----------   ------------  -----------
Contract owners' equity at beginning
   of period                              85,335,332     31,455,316    177,964,804   42,338,409
                                         -----------    -----------   ------------  -----------
Contract owners' equity at end of
   period                                $88,322,073    $38,247,974   $170,389,927  $44,150,950
                                         ===========    ===========   ============  ===========

(5) On May 1, 2006 International Stock was renamed International Core through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                         REAL ESTATE      REAL ESTATE
                                        SECURITIES - A  SECURITIES - B  HIGH YIELD - A  HIGH YIELD - B
                                        --------------  --------------  --------------  --------------
Income:
   Dividends                             $ 31,722,147    $ 24,530,342    $  8,001,088    $  5,830,292
Expenses:
   Mortality and expense risk and
      administration charges                1,830,909       1,584,032       1,378,922       1,109,965
                                         ------------    ------------    ------------    ------------
Net investment income (loss)               29,891,238      22,946,310       6,622,166       4,720,327
Net realized gain (loss)                   10,998,216       5,736,867       1,507,910       1,126,696
Unrealized appreciation (depreciation)
   during the period                       (7,073,107)     (2,022,645)     (2,495,218)     (2,038,602)
                                         ------------    ------------    ------------    ------------
Net increase (decrease) in contract
   owners equity from operations           33,816,347      26,660,532       5,634,858       3,808,421
Changes from principal transactions:
   Purchase payments                          969,646       6,768,034         458,215       2,778,479
   Transfers between sub-accounts and
      the company                           1,186,104       1,225,979      (7,002,405)     (8,274,227)
   Withdrawals                            (16,167,714)    (11,591,513)    (15,015,334)     (8,357,555)
   Annual contract fee                       (234,870)       (292,530)       (144,500)       (188,145)
                                         ------------    ------------    ------------    ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (14,246,834)     (3,890,030)    (21,704,024)    (14,041,448)
                                         ------------    ------------    ------------    ------------
Total increase (decrease) in contract
   owners' equity                          19,569,513      22,770,502     (16,069,166)    (10,233,027)
Contract owners' equity at beginning
   of period                              154,753,068     119,074,810     134,741,680      97,012,191
                                         ------------    ------------    ------------    ------------
Contract owners' equity at end
   of period                             $174,322,581    $141,845,312    $118,672,514    $ 86,779,164
                                         ============    ============    ============    ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                            LIFESTYLE          LIFESTYLE        LIFESTYLE      LIFESTYLE
                                        AGGRESSIVE - A(6)  AGGRESSIVE - B(6)  GROWTH - A(7)   GROWTH - B(7)
                                        -----------------  -----------------  -------------  --------------
Income:
   Dividends                              $ 55,002,284       $ 81,640,881      $103,464,480  $  728,944,579
Expenses:
   Mortality and expense risk and
      administration charges                 2,140,268          3,543,780         9,143,879      74,384,761
                                          ------------       ------------      ------------  --------------
Net investment income (loss)                52,862,016         78,097,101        94,320,601     654,559,818
Net realized gain (loss)                     1,578,067          8,329,636        15,408,480       7,462,438
Unrealized appreciation (depreciation)
   during the period                       (44,702,131)       (72,178,138)      (69,788,898)   (407,408,056)
                                          ------------       ------------      ------------  --------------
Net increase (decrease) in contract
   owners equity from operations             9,737,952         14,248,599        39,940,183     254,614,200
Changes from principal transactions:
   Purchase payments                         2,018,289         19,434,890         6,445,563   2,597,603,402
   Transfers between sub-accounts and
      the company                           19,505,265            519,417        79,476,832     323,056,684
   Withdrawals                             (15,357,772)       (21,895,458)      (73,494,334)   (167,408,004)
   Annual contract fee                        (402,599)          (861,612)       (1,417,712)     (4,738,409)
                                          ------------       ------------      ------------  --------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                             5,763,183         (2,802,763)       11,010,349   2,748,513,673
                                          ------------       ------------      ------------  --------------
Total increase (decrease) in contract
   owners' equity                           15,501,135         11,445,836        50,950,532   3,003,127,873
Contract owners' equity at beginning
   of period                               181,452,247        277,178,418       780,047,489   4,520,492,507
                                          ------------       ------------      ------------  --------------
Contract owners' equity at end
   of period                              $196,953,382       $288,624,254      $830,998,021  $7,523,620,380
                                          ============       ============      ============  ==============

(6) On May 1, 2006 Lifestyle Aggressive 1000 was renamed Lifestyle Aggressive through a vote of the Board of Directors.

(7) On May 1, 2006 Lifestyle Growth 820 was renamed Lifestyle Growth through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                           LIFESTYLE        LIFESTYLE        LIFESTYLE        LIFESTYLE
                                        BALANCED - A(8)  BALANCED - A(8)  MODERATE - A(9)  MODERATE - B(9)
                                        ---------------  ---------------  ---------------  ---------------
Income:
   Dividends                             $109,359,007    $  572,044,127    $ 26,528,690    $   99,752,416
Expenses:
   Mortality and expense risk and
      administration charges               10,562,829        62,082,236       3,329,642        13,651,985
                                         ------------    --------------    ------------    --------------
Net investment income (loss)               98,796,178       509,961,891      23,199,048        86,100,431
Net realized gain (loss)                    9,807,107         4,889,479       3,539,324         5,171,785
Unrealized appreciation (depreciation)
   during the period                      (62,612,876)     (284,242,743)    (14,428,923)      (47,867,016)
                                         ------------    --------------    ------------    --------------
Net increase (decrease) in contract
   owners equity from operations           45,990,409       230,608,627      12,309,449        43,405,200
Changes from principal transactions:
   Purchase payments                        4,350,918     1,507,040,668       2,556,013       250,050,319
   Transfers between sub-accounts and
      the company                          86,514,906       225,670,043      37,136,351        36,071,588
   Withdrawals                            (87,330,299)     (197,213,066)    (33,270,763)      (56,216,486)
   Annual contract fee                     (1,286,393)       (4,334,459)       (362,814)       (1,008,856)
                                         ------------    --------------    ------------    --------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                            2,249,132     1,531,163,186       6,058,787       228,896,565
                                         ------------    --------------    ------------    --------------
Total increase (decrease) in contract
   owners' equity                          48,239,541     1,761,771,813      18,368,236       272,301,765
Contract owners' equity at beginning
   of period                              894,821,519     4,150,373,502     286,107,496       991,679,800
                                         ------------    --------------    ------------    --------------
Contract owners' equity at end
   of period                             $943,061,060    $5,912,145,315    $304,475,732    $1,263,981,565
                                         ============    ==============    ============    ==============

(8) On May 1, 2006 Lifestyle Balanced 640 was renamed Lifestyle Balanced through a vote of the Board of Directors.

(9) On May 1, 2006 Lifestyle Moderate 460 was renamed Lifestyle Moderate through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                              LIFESTYLE             LIFESTYLE       SMALL COMPANY  SMALL COMPANY
                                        CONSERVATIVE - A(10)  CONSERVATIVE - B(10)    VALUE - A      VALUE - B
                                        --------------------  --------------------  -------------  -------------
Income:
   Dividends                                $ 10,971,748          $ 29,207,084       $ 35,996,103   $ 28,080,440
Expenses:
   Mortality and expense risk and
      administration charges                   1,727,499             4,881,101          2,613,282      2,224,007
                                            ------------          ------------       ------------   ------------
Net investment income (loss)                   9,244,249            24,325,983         33,382,821     25,856,433
Net realized gain (loss)                        (721,713)           (3,461,983)        18,534,544     14,223,717
Unrealized appreciation (depreciation)
   during the period                          (2,664,908)           (6,571,629)       (38,105,667)   (29,923,503)
                                            ------------          ------------       ------------   ------------
Net increase (decrease) in contract
   owners equity from operations               5,857,628            14,292,371         13,811,698     10,156,647
Changes from principal transactions:
   Purchase payments                             752,981            68,342,450          1,257,812      6,876,237
   Transfers between sub-accounts and
      the company                              9,275,239            14,416,834         (9,555,733)   (11,550,144)
   Withdrawals                               (19,821,786)          (29,418,065)       (23,917,434)   (15,082,168)
   Annual contract fee                          (178,982)             (359,470)          (380,755)      (441,397)
                                            ------------          ------------       ------------   ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                              (9,972,548)           52,981,749        (32,596,110)   (20,197,472)
                                            ------------          ------------       ------------   ------------
Total increase (decrease) in contract
   owners' equity                             (4,114,920)           67,274,120        (18,784,412)   (10,040,825)
Contract owners' equity at beginning
   of period                                 152,533,966           368,417,695        229,985,667    178,396,318
                                            ------------          ------------       ------------   ------------
Contract owners' equity at end of
   period                                   $148,419,046          $435,691,815       $211,201,255   $168,355,493
                                            ============          ============       ============   ============

(10) On May 1, 2006 Lifestyle Conservative 280 was renamed Lifestyle Conservative through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        INTERNATIONAL  INTERNATIONAL      TOTAL         TOTAL
                                          VALUE - A      VALUE - B     RETURN - A    RETURN - B
                                        -------------  -------------  ------------  ------------
Income:
   Dividends                             $ 21,544,501   $ 12,466,643  $ 10,870,552  $  7,716,064
Expenses:
   Mortality and expense risk and
      administration charges                3,697,454      2,426,601     3,552,667     2,855,121
                                         ------------   ------------  ------------  ------------
Net investment income (loss)               17,847,047     10,040,042     7,317,885     4,860,943
Net realized gain (loss)                   28,298,972     16,827,347    (1,411,407)   (3,075,117)
Unrealized appreciation (depreciation)
   during the period                       (1,326,997)      (931,205)   (1,556,208)    1,070,116
                                         ------------   ------------  ------------  ------------
Net increase (decrease) in contract
   owners equity from operations           44,819,022     25,936,184     4,350,270     2,855,942
Changes from principal transactions:
   Purchase payments                        1,296,926      6,679,446     1,371,508     9,144,773
   Transfers between sub-accounts and
      the company                         (15,155,961)    (6,213,361)  (16,613,209)  (16,262,285)
   Withdrawals                            (31,374,780)   (16,812,460)  (36,227,152)  (23,850,760)
   Annual contract fee                       (475,388)      (469,905)     (463,086)     (473,468)
                                         ------------   ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (45,709,203)   (16,816,280)  (51,931,939)  (31,441,740)
                                         ------------   ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                            (890,181)     9,119,904   (47,581,669)  (28,585,798)
Contract owners' equity at beginning
   of period                              335,876,205    194,338,281   340,990,171   250,083,716
                                         ------------   ------------  ------------  ------------
Contract owners' equity at end of
   period                                $334,986,024   $203,458,185  $293,408,502  $221,497,918
                                         ============   ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        U.S. LARGE CAP  U.S. LARGE CAP     MID-CAP       MID-CAP
                                           VALUE - A       VALUE - B      STOCK - A     STOCK- B
                                        --------------  --------------  ------------  ------------
Income:
   Dividends                             $  1,736,856    $    432,956   $ 13,402,497  $  6,709,959
Expenses:
   Mortality and expense risk and
      administration charges                3,345,000       1,313,813      3,555,078     1,955,510
                                         ------------    ------------   ------------  ------------
Net investment income (loss)               (1,608,144)       (880,857)     9,847,419     4,754,449
Net realized gain (loss)                   15,409,082       9,379,975     20,109,896     9,382,646
Unrealized appreciation (depreciation)
   during the period                        1,400,279      (3,321,134)   (20,265,541)  (10,047,870)
                                         ------------    ------------   ------------  ------------
Net increase (decrease) in contract
   owners equity from operations           15,201,217       5,177,984      9,691,774     4,089,225
Changes from principal transactions:
   Purchase payments                        1,207,852       2,050,044      1,883,965     7,359,446
   Transfers between sub-accounts and
      the company                         (28,560,990)    (12,230,457)   (12,969,163)   (6,009,570)
   Withdrawals                            (29,196,848)     (8,260,136)   (27,415,554)  (11,732,671)
   Annual contract fee                       (489,130)       (254,194)      (572,494)     (398,515)
                                         ------------    ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (57,039,116)    (18,694,743)   (39,073,246)  (10,781,310)
                                         ------------    ------------   ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (41,837,899)    (13,516,759)   (29,381,472)   (6,692,085)
Contract owners' equity at beginning
   of period                              322,193,916     114,792,826    326,703,252   159,036,163
                                         ------------    ------------   ------------  ------------
Contract owners' equity at end of
   period                                $280,356,017    $101,276,067   $297,321,780  $152,344,078
                                         ============    ============   ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                            GLOBAL          GLOBAL         DYNAMIC      DYNAMIC
                                        ALLOCATION - A  ALLOCATION - B   GROWTH - A    GROWTH - B
                                        --------------  --------------  ------------  -----------
Income:
   Dividends                             $   659,168     $  1,058,209   $         --  $        --
Expenses:
   Mortality and expense risk and
      administration charges                 710,302        1,552,791      1,018,183      456,072
                                         -----------     ------------   ------------  -----------
Net investment income (loss)                 (51,134)        (494,582)    (1,018,183)    (456,072)
Net realized gain (loss)                   1,654,704        2,610,924      7,327,320    4,535,692
Unrealized appreciation (depreciation)
   during the period                       2,223,696        5,381,058     (5,258,981)  (3,845,366)
                                         -----------     ------------   ------------  -----------
Net increase (decrease) in contract
   owners equity from operations           3,827,266        7,497,400      1,050,156      234,254
Changes from principal transactions:
   Purchase payments                         462,653       40,278,654        515,378      823,436
   Transfers between sub-accounts and
      the company                          2,019,647        4,038,086    (10,322,860)  (5,787,292)
   Withdrawals                            (5,450,882)      (4,883,970)    (6,660,983)  (3,993,308)
   Annual contract fee                      (124,291)        (118,727)      (200,329)     (94,586)
                                         -----------     ------------   ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (3,092,873)      39,314,043    (16,668,794)  (9,051,750)
                                         -----------     ------------   ------------  -----------
Total increase (decrease) in contract
   owners' equity                            734,393       46,811,443    (15,618,638)  (8,817,496)
Contract owners' equity at beginning
   of period                              62,158,614      105,078,029     95,438,713   40,096,454
                                         -----------     ------------   ------------  -----------
Contract owners' equity at end of
   period                                $62,893,007     $151,889,472   $ 79,820,075  $31,278,958
                                         ===========     ============   ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        TOTAL STOCK MARKET  TOTAL STOCK MARKET
                                             INDEX - A           INDEX - B      500 INDEX - A  500 INDEX - B
                                        ------------------  ------------------  -------------  -------------
Income:
   Dividends                               $   458,283        $   430,399      $  1,409,818   $    823,264
Expenses:
   Mortality and expense risk and
      administration charges                   340,115            375,826         1,634,723      1,250,987
                                           -----------        -----------      ------------   ------------
Net investment income (loss)                   118,168             54,573          (224,905)      (427,723)
Net realized gain (loss)                     2,298,605          2,003,974        12,419,896      7,919,918
Unrealized appreciation (depreciation)
   during the period                          (600,026)          (324,539)       (2,555,995)      (981,315)
                                           -----------        -----------      ------------   ------------
Net increase (decrease) in contract
   owners equity from operations             1,816,747          1,734,008         9,638,996      6,510,880
Changes from principal transactions:
   Purchase payments                           287,954          1,660,129           737,146      1,776,568
   Transfers between sub-accounts and
      the company                           (2,650,696)        (2,828,108)      (17,834,984)    (8,883,357)
   Withdrawals                              (2,342,612)        (2,557,918)      (13,515,290)   (14,329,383)
   Annual contract fee                         (47,605)           (78,428)         (285,092)      (249,921)
                                           -----------        -----------      ------------   ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                            (4,752,959)        (3,804,325)      (30,898,220)   (21,686,093)
                                           -----------        -----------      ------------   ------------
Total increase (decrease) in contract
   owners' equity                           (2,936,212)        (2,070,317)      (21,259,224)   (15,175,213)
Contract owners' equity at beginning
   of period                                31,356,359         31,294,935       158,157,945    110,890,493
                                           -----------        -----------      ------------   ------------
Contract owners' equity at end of
   period                                  $28,420,147        $29,224,618      $136,898,721   $ 95,715,280
                                           ===========        ===========      ============   ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        MID CAP INDEX - A  MID CAP INDEX - B  SMALL CAP INDEX - A  SMALL CAP INDEX - B
                                        -----------------  -----------------  -------------------  -------------------
Income:
   Dividends                              $  3,276,179        $ 2,726,586         $ 1,411,519          $ 1,443,452
Expenses:
   Mortality and expense risk and
      administration charges                   721,028            673,656             487,602              574,001
                                          ------------        -----------         -----------          -----------
Net investment income (loss)                 2,555,151          2,052,930             923,917              869,451
Net realized gain (loss)                     5,519,809          4,087,540           2,582,876            2,892,927
Unrealized appreciation (depreciation)
   during the period                        (7,021,834)        (5,441,287)           (629,222)            (719,787)
                                          ------------        -----------         -----------          -----------
Net increase (decrease) in contract
   owners equity from operations             1,053,126            699,183           2,877,571            3,042,591
Changes from principal transactions:
   Purchase payments                           378,931          1,705,092             363,827            1,191,926
   Transfers between sub-accounts and
      the company                           (4,912,990)        (3,841,084)         (4,094,701)          (3,927,612)
   Withdrawals                              (6,359,722)        (4,656,523)         (3,556,799)          (3,196,178)
   Annual contract fee                        (109,359)          (133,428)            (80,277)            (110,325)
                                          ------------        -----------         -----------          -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                           (11,003,140)        (6,925,943)         (7,367,950)          (6,042,189)
                                          ------------        -----------         -----------          -----------
Total increase (decrease) in contract
   owners' equity                           (9,950,014)        (6,226,760)         (4,490,379)          (2,999,598)
Contract owners' equity at beginning
   of period                                66,384,883         55,886,044          43,069,933           46,391,825
                                          ------------        -----------         -----------          -----------
Contract owners' equity at end of
   period                                 $ 56,434,869        $49,659,284         $38,579,554          $43,392,227
                                          ============        ===========         ===========          ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                             CAPITAL           CAPITAL         HEALTH        HEALTH
                                        APPRECIATION - A  APPRECIATION - B  SCIENCES - A  SCIENCES - B
                                        ----------------  ----------------  ------------  ------------
Income:
   Dividends                             $  4,764,620    $  4,760,482    $ 7,315,164    $ 7,370,400
Expenses:
   Mortality and expense risk and
      administration charges                1,638,500         928,803        866,069        911,168
                                         ------------    ------------    -----------    -----------
Net investment income (loss)                3,126,120       3,831,679      6,449,095      6,459,232
Net realized gain (loss)                    1,977,773       4,196,656      3,594,407      3,172,121
Unrealized appreciation (depreciation)
   during the period                      (14,064,735)    (12,103,916)    (9,324,069)    (9,182,005)
                                         ------------    ------------    -----------    -----------
Net increase (decrease) in contract
   owners equity from operations           (8,960,842)     (4,075,581)       719,433        449,348
Changes from principal transactions:
   Purchase payments                          726,145       2,019,586        600,747      4,408,215
   Transfers between sub-accounts and
      the company                         204,142,286      67,135,372     (3,328,076)    (3,783,433)
   Withdrawals                            (14,605,029)     (7,699,973)    (6,006,938)    (5,724,987)
   Annual contract fee                       (263,449)       (201,365)      (160,524)      (190,487)
                                         ------------    ------------    -----------    -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          189,999,953      61,253,620     (8,894,791)    (5,290,692)
                                         ------------    ------------    -----------    -----------
Total increase (decrease) in contract
   owners' equity                         181,039,111      57,178,039     (8,175,358)    (4,841,344)
Contract owners' equity at beginning
   of period                               42,848,414      43,563,087     79,474,283     77,355,621
                                         ------------    ------------    -----------    -----------
Contract owners' equity at end
   of period                             $223,887,525    $100,741,126    $71,298,925    $72,514,277
                                         ============    ============    ===========    ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                          FINANCIAL     FINANCIAL   QUANTITATIVE  QUANTITATIVE
                                        SERVICES - A  SERVICES - B   MID CAP - A   MID CAP - B
                                        ------------  ------------  ------------  ------------
Income:
   Dividends                            $   135,394   $    89,663   $ 4,494,059   $ 4,732,930
Expenses:
   Mortality and expense risk and
      administration charges                413,651       491,001       154,965       167,958
                                        -----------   -----------   -----------   -----------
Net investment income (loss)               (278,257)     (401,338)    4,339,094     4,564,972
Net realized gain (loss)                  3,473,037     2,809,564      (512,417)     (700,945)
Unrealized appreciation (depreciation)
   during the period                        849,873     2,155,043    (4,131,453)   (4,256,630)
                                        -----------   -----------   -----------   -----------
Net increase (decrease) in contract
   owners equity from operations          4,044,653     4,563,269      (304,776)     (392,603)
Changes from principal transactions:
   Purchase payments                        208,887     2,004,388       120,393       421,917
   Transfers between sub-accounts and
      the company                         1,756,356     3,061,404    (3,612,565)   (3,628,888)
   Withdrawals                           (3,652,921)   (2,938,853)   (1,461,661)     (754,553)
   Annual contract fee                      (79,059)     (106,861)      (24,047)      (35,472)
                                        -----------   -----------   -----------   -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                         (1,766,737)    2,020,078    (4,977,880)   (3,996,996)
                                        -----------   -----------   -----------   -----------
Total increase (decrease) in contract
   owners' equity                         2,277,916     6,583,347    (5,282,656)   (4,389,599)
Contract owners' equity at beginning
   of period                             37,995,810    40,197,556    15,576,039    14,660,479
                                        -----------   -----------   -----------   -----------
Contract owners' equity at end
   of period                            $40,273,726   $46,780,903   $10,293,383   $10,270,880
                                        ===========   ===========   ===========   ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        ALL CAP VALUE - A  ALL CAP VALUE - B  STRATEGIC VALUE - A  STRATEGIC VALUE - B
                                        -----------------  -----------------  -------------------  -------------------
Income:
   Dividends                              $ 13,860,087        $13,133,961         $ 1,509,451          $ 1,277,136
Expenses:
   Mortality and expense risk and
      administration charges                   690,849            716,645             276,140              254,927
                                          ------------        -----------         -----------          -----------
Net investment income (loss)                13,169,238         12,417,316           1,233,311            1,022,209
Net realized gain (loss)                     1,695,948          1,243,006             853,535              741,590
Unrealized appreciation (depreciation)
   during the period                       (10,509,223)        (9,611,487)           (632,504)            (583,407)
                                          ------------        -----------         -----------          -----------
Net increase (decrease) in contract
   owners equity from operations             4,355,963          4,048,835           1,454,342            1,180,392
Changes from principal transactions:
   Purchase payments                           269,304          1,161,646             160,552              348,593
   Transfers between sub-accounts and
      the company                           (1,043,225)          (550,462)         (3,067,347)          (2,383,642)
   Withdrawals                              (7,212,194)        (4,119,631)         (2,574,341)          (2,519,576)
   Annual contract fee                        (101,089)          (140,601)            (47,713)             (43,533)
                                          ------------        -----------         -----------          -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                            (8,087,204)        (3,649,048)         (5,528,849)          (4,598,158)
                                          ------------        -----------         -----------          -----------
Total increase (decrease) in contract
   owners' equity                           (3,731,241)           399,787          (4,074,507)          (3,417,766)
Contract owners' equity at beginning
   of period                                61,296,734         57,393,472          26,484,316           22,794,292
                                          ------------        -----------         -----------          -----------
Contract owners' equity at end
   of period                              $ 57,565,493        $57,793,259         $22,409,809          $19,376,526
                                          ============        ===========         ===========          ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        UTILITIES - A  UTILITIES - B  MID CAP VALUE - A  MID CAP VALUE- B
                                        -------------  -------------  -----------------  ----------------
Income:
   Dividends                             $ 6,736,083    $ 7,108,595     $ 36,941,330       $ 35,424,242
Expenses:
   Mortality and expense risk and
      administration charges                 522,821        600,248        2,402,349          2,491,865
                                         -----------    -----------     ------------       ------------
Net investment income (loss)               6,213,262      6,508,347       34,538,981         32,932,377
Net realized gain (loss)                   3,836,446      2,741,855       11,163,347         14,139,715
Unrealized appreciation (depreciation)
   during the period                      (3,889,564)    (2,837,643)     (41,924,168)       (44,204,802)
                                         -----------    -----------     ------------       ------------
Net increase (decrease) in contract
   owners equity from operations           6,160,144      6,412,559        3,778,160          2,867,290
Changes from principal transactions:
   Purchase payments                         360,586      2,660,527        1,048,656          5,707,084
   Transfers between sub-accounts and
      the company                         (2,290,396)    (1,979,625)     (18,148,955)       (25,419,662)
   Withdrawals                            (4,539,444)    (4,484,192)     (20,196,720)       (19,260,446)
   Annual contract fee                       (82,535)      (101,600)        (383,823)          (474,437)
                                         -----------    -----------     ------------       ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (6,551,789)    (3,904,890)     (37,680,842)       (39,447,461)
                                         -----------    -----------     ------------       ------------
Total increase (decrease) in contract
   owners' equity                           (391,645)     2,507,669      (33,902,682)       (36,580,171)
Contract owners' equity at beginning
   of period                              48,079,713     48,679,921      228,413,076        219,692,958
                                         -----------    -----------     ------------       ------------
Contract owners' equity at end
   of period                             $47,688,068    $51,187,590     $194,510,394       $183,112,787
                                         ===========    ===========     ============       ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                         FUNDAMENTAL   FUNDAMENTAL    EMERGING      NATURAL
                                          VALUE - A     VALUE - B    GROWTH - B  RESOURCES - B
                                        ------------  ------------  -----------  -------------
Income:
   Dividends                            $  7,023,103  $ 10,452,850  $ 5,249,566  $ 42,628,628
Expenses:
   Mortality and expense risk and
      administration charges               1,939,762     3,297,797      146,671     2,710,337
                                        ------------  ------------  -----------  ------------
Net investment income (loss)               5,083,341     7,155,053    5,102,895    39,918,291
Net realized gain (loss)                   8,628,836     9,344,941   (3,155,275)   21,390,707
Unrealized appreciation (depreciation)
   during the period                      (4,981,818)   (3,080,294)  (1,870,327)  (50,784,016)
                                        ------------  ------------  -----------  ------------
Net increase (decrease) in contract
   owners equity from operations           8,730,359    13,419,700       77,293    10,524,982
Changes from principal transactions:
   Purchase payments                         744,791    53,982,826      738,193    10,284,302
   Transfers between sub-accounts and
      the company                         (4,094,926)       33,912    2,291,911    11,241,440
   Withdrawals                           (14,343,635)  (14,835,553)    (977,976)  (17,419,958)
   Annual contract fee                      (306,394)     (418,823)     (23,265)     (449,168)
                                        ------------  ------------  -----------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                         (18,000,164)   38,762,362    2,028,863     3,656,616
                                        ------------  ------------  -----------  ------------
Total increase (decrease) in contract
   owners' equity                         (9,269,805)   52,182,062    2,106,156    14,181,598
Contract owners' equity at beginning
   of period                             175,605,176   245,661,831    8,502,350   191,969,967
                                        ------------  ------------  -----------  ------------
Contract owners' equity at end
   of period                            $166,335,371  $297,843,893  $10,608,506  $206,151,565
                                        ============  ============  ===========  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                          QUANTITATIVE                           SMALL CAP
                                        MID CAP CORE - B   ALL CAP - B  LARGE CAP VALUE - B  OPPORTUNITIES - A
                                        ----------------  ------------  -------------------  -----------------
Income:
   Dividends                              $ 1,026,040      $  172,259       $ 7,201,239        $  3,307,018
Expenses:
   Mortality and expense risk and
      administration charges                  416,368          37,051           967,533           1,104,463
                                          -----------      ----------       -----------        ------------
Net investment income (loss)                  609,672         135,208         6,233,706           2,202,555
Net realized gain (loss)                      577,596          28,072         4,876,954           4,384,899
Unrealized appreciation (depreciation)
   during the period                           25,425         (27,860)       (5,434,349)         (4,171,801)
                                          -----------      ----------       -----------        ------------
Net increase (decrease) in contract
   owners equity from operations            1,212,693         135,420         5,676,311           2,415,653
Changes from principal transactions:
   Purchase payments                        1,809,477          68,609         1,971,719             604,185
   Transfers between sub-accounts and
      the company                          (1,600,619)       (163,539)       (5,224,021)        (10,673,119)
   Withdrawals                             (2,396,613)       (113,302)       (6,307,743)         (8,576,264)
   Annual contract fee                        (74,730)         (5,740)         (154,976)           (167,958)
                                          -----------      ----------       -----------        ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                           (2,262,485)       (213,972)       (9,715,021)        (18,813,156)
                                          -----------      ----------       -----------        ------------
Total increase (decrease) in contract
   owners' equity                          (1,049,792)        (78,552)       (4,038,710)        (16,397,503)
Contract owners' equity at beginning
   of period                               35,841,513       3,011,379        84,632,567         103,834,015
                                          -----------      ----------       -----------        ------------
Contract owners' equity at end
   of period                              $34,791,721      $2,932,827       $80,593,857        $ 87,436,512
                                          ===========      ==========       ===========        ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                          SMALL CAP                                  AMERICAN
                                        OPPORTUNITIES    SPECIAL     REAL RETURN  INTERNATIONAL
                                             - B        VALUE - B     BOND - B         - B
                                        -------------  -----------  ------------  -------------
Income:
   Dividends                             $ 2,302,718   $   737,885  $  4,982,065  $ 12,065,251
Expenses:
   Mortality and expense risk and
      administration charges                 888,927        84,680     1,395,316     8,117,055
                                         -----------   -----------  ------------  ------------
Net investment income (loss)               1,413,791       653,205     3,586,749     3,948,196
Net realized gain (loss)                   2,753,880        88,428      (575,779)   14,079,005
Unrealized appreciation (depreciation)
   during the period                      (2,697,037)     (593,483)   (2,486,026)   38,967,774
                                         -----------   -----------  ------------  ------------
Net increase (decrease) in contract
   owners equity from operations           1,470,634       148,150       524,944    56,994,975
Changes from principal transactions:
   Purchase payments                       2,353,167        12,486     1,896,921   142,878,507
   Transfers between sub-accounts and
      the company                         (5,829,872)     (944,919)  (14,104,022)   29,817,136
   Withdrawals                            (6,287,161)     (383,468)  (10,591,766)  (32,968,301)
   Annual contract fee                      (187,083)      (12,692)     (187,702)     (675,065)
                                         -----------   -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (9,950,949)   (1,328,593)  (22,986,569)  139,052,277
                                         -----------   -----------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (8,480,315)   (1,180,443)  (22,461,625)  196,047,252
Contract owners' equity at beginning
   of period                              74,177,829     7,344,491   128,783,901   565,652,897
                                         -----------   -----------  ------------  ------------
Contract owners' equity at end of
   period                                $65,697,514   $ 6,164,048  $106,322,276  $761,700,149
                                         ===========   ===========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                          AMERICAN
                                                         BLUE - CHIP    AMERICAN
                                           AMERICAN       INCOME &      GROWTH -      AMERICAN
                                          GROWTH - B     GROWTH - B    INCOME - B     BOND - B
                                        --------------  ------------  ------------  ------------
Income:
   Dividends                            $    9,359,933  $  3,665,068  $  9,703,638  $         --
Expenses:
   Mortality and expense risk and
      administration charges                13,632,462     2,012,870    10,709,454     3,137,642
                                        --------------  ------------  ------------  ------------
Net investment income (loss)                (4,272,529)    1,652,198    (1,005,816)   (3,137,642)
Net realized gain (loss)                    17,443,087     3,035,097     9,596,574       (20,727)
Unrealized appreciation (depreciation)
   during the period                          (666,714)   10,877,064    53,244,286    12,229,004
                                        --------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners equity from operations            12,503,844    15,564,359    61,835,044     9,070,635
Changes from principal transactions:
   Purchase payments                       196,785,755     3,893,382   189,910,074   199,653,883
   Transfers between sub-accounts and
      the company                           43,245,159     1,115,195     2,207,780    54,597,214
   Withdrawals                             (59,172,673)  (13,143,216)  (40,665,729)   (5,351,067)
   Annual contract fee                      (1,363,767)     (320,772)     (828,713)      (33,048)
                                        --------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                           179,494,474    (8,455,411)  150,623,412   248,866,982
                                        --------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                          191,998,318     7,108,948   212,458,456   257,937,617
Contract owners' equity at beginning
   of period                             1,024,552,260   166,287,730   780,504,570   125,327,504
                                        --------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                               $1,216,550,578  $173,396,678  $992,963,026  $383,265,121
                                        ==============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                           AMERICAN       PIMCO VIT
                                          CENTURY -       ALL ASSET                  CLASSIC
                                        SMALL COMPANY     PORTFOLIO   CORE EQUITY     VALUE
                                        -------------   ------------  -----------  -----------
Income:
   Dividends                             $ 2,821,692    $  1,352,560  $ 2,935,969  $    69,019
Expenses:
   Mortality and expense risk and
      administration charges                 239,973         612,663      567,994      216,264
                                         -----------    ------------  -----------  -----------
Net investment income (loss)               2,581,719         739,897    2,367,975     (147,245)
Net realized gain (loss)                     329,647         100,922    1,421,958      356,508
Unrealized appreciation (depreciation)
   during the period                      (3,148,007)       (404,454)  (6,152,265)   1,618,923
                                         -----------    ------------  -----------  -----------
Net increase (decrease) in contract
   owners equity from operations            (236,641)        436,365   (2,362,332)   1,828,186
Changes from principal transactions:
   Purchase payments                         174,105         720,323    3,265,997      961,362
   Transfers between sub-accounts and
      the company                         (5,871,089)     (2,427,872)  (5,817,498)  14,706,459
   Withdrawals                            (2,003,089)     (8,679,255)  (2,661,281)  (1,592,071)
   Annual contract fee                       (26,306)        (96,807)     (41,673)     (27,667)
                                         -----------    ------------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (7,726,379)    (10,483,611)  (5,254,455)  14,048,083
                                         -----------    ------------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                         (7,963,020)    (10,047,246)  (7,616,787)  15,876,269
Contract owners' equity at beginning
   of period                              25,859,840      54,869,942   51,783,724   15,128,893
                                         -----------    ------------  -----------  -----------
Contract owners' equity at end of
   period                                $17,896,820    $ 44,822,696  $44,166,937  $31,005,162
                                         ===========    ============  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                            U.S. GLOBAL LEADERS  U.S. GLOBAL LEADERS    JOHN HANCOCK
                                        QUANTITATIVE VALUE       GROWTH - A           GROWTH - B      STRATEGIC INCOME
                                        ------------------  -------------------  -------------------  ----------------
Income:
   Dividends                                $  698,366          $   337,444          $   280,440        $    39,293
Expenses:
   Mortality and expense risk and
      administration charges                    50,464              390,193              346,077            202,736
                                            ----------          -----------          -----------        -----------
Net investment income (loss)                   647,902              (52,749)             (65,637)          (163,443)
Net realized gain (loss)                       (29,314)             252,108              254,119            (51,171)
Unrealized appreciation (depreciation)
   during the period                          (152,743)          (1,314,547)          (1,177,714)           441,446
                                            ----------          -----------          -----------        -----------
Net increase (decrease) in contract
   owners equity from operations               465,845           (1,115,188)            (989,232)           226,832
Changes from principal transactions:
   Purchase payments                           259,015              203,036              466,660            832,017
   Transfers between sub-accounts and
      the company                            1,957,057           (2,108,121)          (2,958,447)         3,374,300
   Withdrawals                                (264,401)          (3,209,675)          (2,438,237)        (1,659,346)
   Annual contract fee                          (5,998)             (67,243)             (66,196)           (17,475)
                                            ----------          -----------          -----------        -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                             1,945,673           (5,182,003)          (4,996,220)         2,529,496
                                            ----------          -----------          -----------        -----------
Total increase (decrease) in contract
   owners' equity                            2,411,518           (6,297,191)          (5,985,452)         2,756,328
Contract owners' equity at beginning
   of period                                 2,999,799           37,928,828           32,020,856         14,809,731
                                            ----------          -----------          -----------        -----------
Contract owners' equity at end
   of period                                $5,411,317          $31,631,637          $26,035,404        $17,566,059
                                            ==========          ===========          ===========        ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        JOHN HANCOCK INT'L  JOHN HANCOCK INT'L
                                           EQ. INDEX - A       EQ. INDEX - B    ACTIVE BOND - A  ACTIVE BOND - B
                                        ------------------  ------------------  ---------------  ---------------
Income:
   Dividends                               $   738,530         $   557,337       $  3,603,946     $ 12,669,950
Expenses:
   Mortality and expense risk and
      administration charges                   487,026             450,613          1,421,275        5,979,048
                                           -----------         -----------       ------------     ------------
Net investment income (loss)                   251,504             106,724          2,182,671        6,690,902
Net realized gain (loss)                     2,432,331           1,752,058            (93,400)      (1,133,209)
Unrealized appreciation (depreciation)
   during the period                         1,336,078           1,809,227           (185,446)         (76,906)
                                           -----------         -----------       ------------     ------------
Net increase (decrease) in contract
   owners equity from operations             4,019,913           3,668,009          1,903,825        5,480,787
Changes from principal transactions:
   Purchase payments                           239,332           1,427,779            452,967       14,361,894
   Transfers between sub-accounts and
      the company                           16,603,120           5,644,143         (6,392,132)     (18,648,413)
   Withdrawals                              (4,471,085)         (3,120,039)       (15,157,721)     (17,056,339)
   Annual contract fee                         (69,738)            (94,571)          (131,507)        (262,270)
                                           -----------         -----------       ------------     ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                            12,301,629           3,857,312        (21,228,393)     (21,605,128)
                                           -----------         -----------       ------------     ------------
Total increase (decrease) in contract
   owners' equity                           16,321,542           7,525,321        (19,324,568)     (16,124,341)
Contract owners' equity at beginning
   of period                                28,173,727          30,937,658        139,408,921      495,631,637
                                           -----------         -----------       ------------     ------------
Contract owners' equity at end
   of period                               $44,495,269         $38,462,979       $120,084,353     $479,507,296
                                           ===========         ===========       ============     ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                        INDEPENDENCE
                                        CGTC OVERSEAS  INVESTMENT LLC  MARISCO INTERNATIONAL   T ROWE PRICE MID
                                        EQUITY - B(2)   SMALL CAP - B     OPPORUNITIES - B        VALUE - B
                                        -------------  --------------  ----------------------  ----------------
Income:
   Dividends                             $  239,624      $  102,704         $ 1,187,469          $   671,657
Expenses:
   Mortality and expense risk and
      administration charges                 70,633          12,780             261,325              100,042
                                         ----------      ----------         -----------          -----------
Net investment income (loss)                168,991          89,924             926,144              571,615
Net realized gain (loss)                    348,676         (34,440)            862,707               13,546
Unrealized appreciation (depreciation)
   during the period                       (180,026)       (115,455)           (677,905)              34,148
                                         ----------      ----------         -----------          -----------
Net increase (decrease) in contract
   owners equity from operations            337,641         (59,971)          1,110,946              619,309
Changes from principal transactions:
   Purchase payments                        910,713         248,089           2,458,904              982,843
   Transfers between sub-accounts and
      the company                           951,625         336,331          13,765,408            6,560,251
   Withdrawals                             (327,530)        (67,332)         (1,361,517)            (847,506)
   Annual contract fee                       (9,349)         (1,234)            (37,702)             (12,354)
                                         ----------      ----------         -----------          -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          1,525,459         515,854          14,825,093            6,683,234
                                         ----------      ----------         -----------          -----------
Total increase (decrease) in contract
   owners' equity                         1,863,100         455,883          15,936,039            7,302,543
Contract owners' equity at beginning
   of period                              4,362,655         612,882          12,495,235            4,662,002
                                         ----------      ----------         -----------          -----------
Contract owners' equity at end
   of period                             $6,225,755      $1,068,765         $28,431,274          $11,964,545
                                         ==========      ==========         ===========          ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                WELLINGTON SMALL CAP  WELLINGTON SMALL CAP
                                        UBS LARGE CAP - B  U.S. HIGH YIELD - B       GROWTH - B             VALUE - B
                                        -----------------  -------------------  --------------------  --------------------
Income:
   Dividends                               $   26,069          $   73,721           $        --           $ 6,853,145
Expenses:
   Mortality and expense risk and
      administration charges                   12,337              26,262               337,583               471,751
                                           ----------          ----------           -----------           -----------
Net investment income (loss)                   13,732              47,459              (337,583)            6,381,394
Net realized gain (loss)                       11,015               8,098             1,675,662            (1,801,902)
Unrealized appreciation (depreciation)
   during the period                           35,867              37,383            (2,021,837)           (1,794,491)
                                           ----------          ----------           -----------           -----------
Net increase (decrease) in contract
   owners equity from operations               60,614              92,940              (683,758)            2,785,001
Changes from principal transactions:
   Purchase payments                          189,338              49,524             4,068,961             2,486,743
   Transfers between sub-accounts and
      the company                             254,392           2,030,424             9,278,021             9,689,286
   Withdrawals                                (36,135)           (210,668)           (1,852,563)           (3,550,630)
   Annual contract fee                         (1,379)             (3,488)              (45,166)              (60,612)
                                           ----------          ----------           -----------           -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                              406,216           1,865,792            11,449,253             8,564,787
                                           ----------          ----------           -----------           -----------
Total increase (decrease) in contract
   owners' equity                             466,830           1,958,732            10,765,495            11,349,788
Contract owners' equity at beginning
   of period                                  835,276           1,270,845            18,479,631            33,286,243
                                           ----------          ----------           -----------           -----------
Contract owners' equity at end
   of period                               $1,302,106          $3,229,577           $29,245,126           $44,636,031
                                           ==========          ==========           ===========           ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        WELLS CAPITAL CORE         INDEX         SCUDDER CAPITAL  SCUDDER GLOBAL
                                             BOND - B       ALLOCATION  - B(11)     GROWTH - B     DISCOVERY - B
                                        ------------------  -------------------  ---------------  --------------
Income:
   Dividends                                $   24,868          $   174,064        $   105,041     $   185,810
Expenses:
   Mortality and expense risk and
      administration charges                    12,397              289,678            637,273         234,784
                                            ----------          -----------        -----------     -----------
Net investment income (loss)                    12,471             (115,614)          (532,232)        (48,974)
Net realized gain (loss)                        (9,277)             (36,951)         1,531,103       1,506,322
Unrealized appreciation (depreciation)
   during the period                            21,635            1,461,611           (207,530)         27,790
                                            ----------          -----------        -----------     -----------
Net increase (decrease) in contract
   owners equity from operations                24,829            1,309,046            791,341       1,485,138
Changes from principal transactions:
   Purchase payments                            71,731           47,820,478          1,153,712         352,665
   Transfers between sub-accounts and
      the company                              656,913           11,358,118         (1,204,887)         36,348
   Withdrawals                                 (43,905)            (312,142)        (4,233,175)     (1,405,430)
   Annual contract fee                          (1,568)              (1,835)          (173,380)        (68,835)
                                            ----------          -----------        -----------     -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                               683,171           58,864,619         (4,457,730)     (1,085,252)
                                            ----------          -----------        -----------     -----------
Total increase (decrease) in contract
   owners' equity                              708,000           60,173,665         (3,666,389)        399,886
Contract owners' equity at beginning
   of period                                   698,517                    0         55,995,867      18,710,392
                                            ----------          -----------        -----------     -----------
Contract owners' equity at end
   of period                                $1,406,517          $60,173,665        $52,329,478     $19,110,278
                                            ==========          ===========        ===========     ===========

(11) Commencement of Operations, February 13, 2006, through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        SCUDDER GROWTH &  SCUDDER HEALTH       SCUDDER       SCUDDER AGGRESSIVE
                                           INCOME - B      SCIENCES - B   INTERNATIONAL - B      GROWTH - B
                                        ----------------  --------------  -----------------  ------------------
Income:
   Dividends                              $   169,379      $    53,374       $   479,250         $       --
Expenses:
   Mortality and expense risk and
      administration charges                  323,856          160,179           377,091             49,785
                                          -----------      -----------       -----------         ----------
Net investment income (loss)                 (154,477)        (106,805)          102,159            (49,785)
Net realized gain (loss)                      784,111          642,466         1,965,491            169,658
Unrealized appreciation (depreciation)
   during the period                          666,016         (291,379)        1,155,658           (104,903)
                                          -----------      -----------       -----------         ----------
Net increase (decrease) in contract
   owners equity from operations            1,295,650          244,282         3,223,308             14,970
Changes from principal transactions:
   Purchase payments                          477,612          260,761           460,344             37,334
   Transfers between sub-accounts and
      the company                            (662,808)        (780,238)         (671,277)            48,232
   Withdrawals                             (1,958,209)        (769,717)       (1,781,580)          (260,530)
   Annual contract fee                        (86,345)         (52,488)          (85,279)           (14,648)
                                          -----------      -----------       -----------         ----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                           (2,229,750)      (1,341,682)       (2,077,792)          (189,612)
                                          -----------      -----------       -----------         ----------
Total increase (decrease) in contract
   owners' equity                            (934,100)      (1,097,400)        1,145,516           (174,642)
Contract owners' equity at beginning
   of period                               27,634,663       14,366,459        29,693,299          4,122,857
                                          -----------      -----------       -----------         ----------
Contract owners' equity at end
   of period                              $26,700,563      $13,269,059       $30,838,815         $3,948,215
                                          ===========      ===========       ===========         ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                         SCUDDER      SCUDDER        SCUDDER
                                           SCUDDER      CONTARIAN   GLOBAL BLUE    GOVERNMENT
                                        BLUE CHIP - B   VALUE - B    CHIP - B    SECURITIES - B
                                        -------------  -----------  -----------  --------------
Income:
   Dividends                             $ 1,616,958   $   336,066  $   924,004   $  1,244,862
Expenses:
   Mortality and expense risk and
      administration charges                 333,421       331,702      146,702        356,551
                                         -----------   -----------  -----------   ------------
Net investment income (loss)               1,283,537         4,364      777,302        888,311
Net realized gain (loss)                   1,395,610     1,054,687    1,064,671       (668,898)
Unrealized appreciation (depreciation)
   during the period                        (384,700)    1,152,567     (146,255)        (1,889)
                                         -----------   -----------  -----------   ------------
Net increase (decrease) in contract
   owners equity from operations           2,294,447     2,211,618    1,695,718        217,524
Changes from principal transactions:
   Purchase payments                         422,148       384,341      125,826        517,583
   Transfers between sub-accounts and
      the company                           (455,203)   (2,335,536)   1,508,788     (9,237,011)
   Withdrawals                            (1,836,172)   (1,925,937)  (1,504,869)    (3,879,574)
   Annual contract fee                       (90,725)      (88,878)     (42,374)      (101,753)
                                         -----------   -----------  -----------   ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (1,959,952)   (3,966,010)      87,371    (12,700,755)
                                         -----------   -----------  -----------   ------------
Total increase (decrease) in contract
   owners' equity                            334,495    (1,754,392)   1,783,089    (12,483,231)
Contract owners' equity at beginning
   of period                              27,987,256    28,386,910   11,122,256     37,613,996
                                         -----------   -----------  -----------   ------------
Contract owners' equity at end of
   period                                $28,321,751   $26,632,518  $12,905,345   $ 25,130,765
                                         ===========   ===========  ===========   ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                        SCUDDER                      SCUDDER
                                                      INTERNATIONAL    SCUDDER        MONEY
                                        SCUDDER HIGH      SELECT        FIXED       MARKET -
                                         INCOME - B     EQUITY - B     INCOME B         B
                                        ------------  -------------  -----------  ------------
Income:
   Dividends                            $ 2,909,448   $   568,341    $ 2,079,004  $  1,052,180
Expenses:
   Mortality and expense risk and
      administration charges                451,365       409,590        755,853       425,292
                                        -----------   -----------    -----------  ------------
Net investment income (loss)              2,458,083       158,751      1,323,151       626,888
Net realized gain (loss)                     44,357     2,448,729       (506,674)       (7,663)
Unrealized appreciation (depreciation)
   during the period                       (704,092)      755,652        (21,145)            0
                                        -----------   -----------    -----------  ------------
Net increase (decrease) in contract
   owners equity from operations          1,798,348     3,363,132        795,332       619,225
Changes from principal transactions:
   Purchase payments                      1,094,295       778,493        925,315       906,994
   Transfers between sub-accounts and
      the company                        (1,460,146)     (938,154)       579,649    14,533,370
   Withdrawals                           (3,811,380)   (2,455,017)    (5,566,717)  (16,562,936)
   Annual contract fee                     (127,761)     (130,224)      (171,137)     (103,583)
                                        -----------   -----------    -----------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                         (4,304,992)   (2,744,902)    (4,232,890)   (1,226,155)
                                        -----------   -----------    -----------  ------------
Total increase (decrease) in contract
   owners' equity                        (2,506,644)      618,230     (3,437,558)     (606,930)
Contract owners' equity at beginning
   of period                             39,274,171    32,526,820     65,750,385    34,840,321
                                        -----------   -----------    -----------  ------------
Contract owners' equity at end of
   period                               $36,767,527   $33,145,050    $62,312,827  $ 34,233,391
                                        ===========   ===========    ===========  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                    SCUDDER       SCUDDER
                                          SCUDDER      SCUDDER       TOTAL         DAVIS
                                         SMALL CAP    TECHNOLOGY    RETURN-      VENTURE
                                         GROWTH - B   GROWTH - B       B        VALUE - B
                                        -----------  -----------  -----------  -----------
Income:
   Dividends                            $        --  $        --  $   457,339  $   130,693
Expenses:
   Mortality and expense risk and
      administration charges                333,259      119,959      244,923      568,188
                                        -----------  -----------  -----------  -----------
Net investment income (loss)               (333,259)    (119,959)     212,416     (437,495)
Net realized gain (loss)                  1,225,373      331,017      559,192    2,464,153
Unrealized appreciation (depreciation)
   during the period                     (1,666,652)    (751,024)     111,966      248,974
                                        -----------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners equity from operations           (774,538)    (539,966)     883,574    2,275,632
Changes from principal transactions:
   Purchase payments                        682,538      250,318      392,417      824,527
   Transfers between sub-accounts and
      the company                          (142,117)    (687,116)  (1,153,886)     160,400
   Withdrawals                           (2,489,542)    (756,592)  (1,834,023)  (4,142,795)
   Annual contract fee                      (97,171)     (35,657)     (78,485)    (162,496)
                                        -----------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                         (2,046,292)  (1,229,047)  (2,673,977)  (3,320,364)
                                        -----------  -----------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                        (2,820,830)  (1,769,013)  (1,790,403)  (1,044,732)
Contract owners' equity at beginning
   of period                             28,335,952   11,033,183   21,882,020   48,135,739
                                        -----------  -----------  -----------  -----------
Contract owners' equity at end of
   period                               $25,515,122  $ 9,264,170  $20,091,617  $47,091,007
                                        ===========  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                         SCUDDER DREMAN
                                           FINANCIAL      SCUDDER DREMAN HIGH    SCUDDER DREMAN        SCUDDER SALOMON
                                        SERVICES - B(12)   RETURN EQUITY - B   SMALL CAP VALUE - B  AGGRESSIVE GROWTH - B
                                        ----------------  -------------------  -------------------  ---------------------
Income:
   Dividends                              $  2,423,529        $  1,434,457         $ 4,928,247           $ 1,056,593
Expenses:
   Mortality and expense risk and
      administration charges                   126,037           1,220,654             700,190                77,640
                                          ------------        ------------         -----------           -----------
Net investment income (loss)                 2,297,492             213,803           4,228,057               978,953
Net realized gain (loss)                      (551,486)          5,180,775           4,138,879               303,038
Unrealized appreciation (depreciation)
   during the period                        (1,219,224)          3,253,261          (2,728,959)           (1,006,944)
                                          ------------        ------------         -----------           -----------
Net increase (decrease) in contract
   owners equity from operations               526,782           8,647,839           5,637,977               275,047
Changes from principal transactions:
   Purchase payments                           326,903           1,881,555           1,036,173               127,691
   Transfers between sub-accounts and
      the company                          (11,366,929)         31,651,427          (2,151,680)              271,841
   Withdrawals                                (874,725)         (8,919,214)         (5,493,895)             (369,981)
   Annual contract fee                         (38,835)           (361,305)           (210,458)              (24,212)
                                          ------------        ------------         -----------           -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                           (11,953,586)         24,252,463          (6,819,860)                5,339
                                          ------------        ------------         -----------           -----------
Total increase (decrease) in contract
   owners' equity                          (11,426,804)         32,900,302          (1,181,883)              280,386
Contract owners' equity at beginning
   of period                                11,426,804         101,251,563          56,042,173             6,236,782
                                          ------------        ------------         -----------           -----------
Contract owners' equity at end of
   period                                 $         --        $134,151,865         $54,860,290           $ 6,517,168
                                          ============        ============         ===========           ===========

(12) On September 18, 2006 Scudder Dreman Financial Services Class B ceased operations.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                  SCUDDER
                                           SCUDDER JANUS       JANUS GROWTH           SCUDDER MFS        SCUDDER OAK STRATEGIC
                                        GROWTH & INCOME - B  OPPORTUNITIES - B  STRATEGIC VALUE - B(13)        EQUITY - B
                                        -------------------  -----------------  -----------------------  ---------------------
Income:
   Dividends                                $    56,870         $        --          $  1,327,017             $        --
Expenses:
   Mortality and expense risk and
      administration charges                    299,154              94,579               268,345                 161,162
                                            -----------         -----------          ------------             -----------
Net investment income (loss)                   (242,284)            (94,579)            1,058,672                (161,162)
Net realized gain (loss)                      1,266,939             327,369               390,143                  (2,325)
Unrealized appreciation (depreciation)
   during the period                           (505,873)           (544,278)             (738,900)               (866,646)
                                            -----------         -----------          ------------             -----------
Net increase (decrease) in contract
   owners equity from operations                518,782            (311,488)              709,915              (1,030,133)
Changes from principal transactions:
   Purchase payments                            369,499             342,321               259,058                 344,212
   Transfers between sub-accounts and
      the company                             1,077,114            (550,193)          (24,507,098)               (256,628)
   Withdrawals                               (2,680,828)           (914,841)           (1,534,953)               (868,527)
   Annual contract fee                          (79,750)            (29,911)              (59,067)                (43,000)
                                            -----------         -----------          ------------             -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                             (1,313,965)         (1,152,624)          (25,842,060)               (823,943)
                                            -----------         -----------          ------------             -----------
Total increase (decrease) in contract
   owners' equity                              (795,183)         (1,464,112)          (25,132,145)             (1,854,076)
Contract owners' equity at beginning
   of period                                 24,638,022           8,321,459            25,132,145              14,251,975
                                            -----------         -----------          ------------             -----------
Contract owners' equity at end of
   period                                   $23,842,839         $ 6,857,347          $         --             $12,397,899
                                            ===========         ===========          ============             ===========

(13) On September 18, 2006 Scudder MFS Strategic Value Class B ceased operations.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        SCUDDER TURNER MID      SCUDDER      SCUDDER STRATEGIC       SCUDDER INCOME
                                          CAP GROWTH - B    REAL ESTATE - B      INCOME - B     ALLOCATION - B(14), (15)
                                        ------------------  ---------------  -----------------  ------------------------
Income:
   Dividends                               $ 1,568,853        $   346,948       $   768,125           $   383,357
Expenses:
   Mortality and expense risk and
   administration charges                      238,426            238,164           160,226                75,533
                                           -----------        -----------       -----------           -----------
Net investment income (loss)                 1,330,427            108,784           607,899               307,824
Net realized gain (loss)                     1,129,722          1,443,513          (139,584)              (27,445)
Unrealized appreciation (depreciation)
   during the period                        (2,547,002)         2,480,392           115,076              (149,382)
                                           -----------        -----------       -----------           -----------
Net increase (decrease) in contract
   owners equity from operations               (86,853)         4,032,689           583,391               130,997
Changes from principal transactions:
   Purchase payments                           508,475            474,422           292,612               218,942
   Transfers between sub-accounts and
      the company                             (855,296)        (1,080,168)         (440,953)           (6,334,170)
   Withdrawals                              (1,488,504)        (1,679,201)       (1,717,254)             (315,008)
   Annual contract fee                         (75,357)           (57,694)          (41,844)               (3,870)
                                           -----------        -----------       -----------           -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                            (1,910,682)        (2,342,641)       (1,907,439)           (6,434,106)
                                           -----------        -----------       -----------           -----------
Total increase (decrease) in contract
   owners' equity                           (1,997,535)         1,690,048        (1,324,048)           (6,303,109)
Contract owners' equity at beginning
   of period                                19,803,720         18,754,738        14,054,432             6,303,109
                                           -----------        -----------       -----------           -----------
Contract owners' equity at end of
   period                                  $17,806,185        $20,444,786       $12,730,384           $        --
                                           ===========        ===========       ===========           ===========

(14) On February 6, 2006 Scudder Conservative Income Class B was renamed Income Allocation Class B through a vote of the Board of Directors.

(15) On September 18, 2006 Scudder Income Allocation Class B ceased operations through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                         SCUDDER MODERATE   SCUDDER CONSERVATIVE    SCUDDER GROWTH    SCUDDER TEMPLETON
                                        ALLOCATION - B(16)   ALLOCATION - B(17)   ALLOCATION - B(18)  FOREIGN VALUE - B
                                        ------------------  --------------------  ------------------  -----------------
Income:
   Dividends                               $  1,899,759         $   501,754          $  2,343,111        $    5,554
Expenses:
   Mortality and expense risk and
      administration charges                  1,439,644             333,529             1,676,629            17,757
                                           ------------         -----------          ------------        ----------
Net investment income (loss)                    460,115             168,225               666,482           (12,203)
Net realized gain (loss)                        942,780             190,525             2,577,796            66,967
Unrealized appreciation (depreciation)
   during the period                          3,805,940             713,681             3,955,097           128,568
                                           ------------         -----------          ------------        ----------
Net increase (decrease) in contract
   owners equity from operations              5,208,835           1,072,431             7,199,375           183,332
Changes from principal transactions:
   Purchase payments                          5,686,736           1,127,348             6,817,995            94,767
   Transfers between sub-accounts and
      the company                            (3,731,666)          7,112,416            (9,970,615)          495,700
   Withdrawals                               (3,641,899)           (887,129)           (2,980,869)         (170,695)
   Annual contract fee                          (82,941)            (12,450)             (112,992)           (3,536)
                                           ------------         -----------          ------------        ----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                             (1,769,770)          7,340,185            (6,246,481)          416,236
                                           ------------         -----------          ------------        ----------
Total increase (decrease) in contract
   owners' equity                             3,439,065           8,412,616               952,894           599,568
Contract owners' equity at beginning
   of period                                115,179,755          26,673,071           137,157,723         1,221,246
                                           ------------         -----------          ------------        ----------
Contract owners' equity at end
   of period                               $118,618,820         $35,085,687          $138,110,617        $1,820,814
                                           ============         ===========          ============        ==========

(16) On February 6, 2006 Scudder Growth & Income Class B was renamed Moderate Allocation Class B through a vote of the Board of Directors.

(17) On February 6, 2006 Scudder Income & Growth Class B was renamed Conservative Allocation Class B through a vote of the Board of Directors.

(18) On February 6, 2006 Scudder Growth Strategy Class B was renamed Growth Allocation Class B through a vote of the Board of Directors.

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                        SCUDDER MERCURY LARGE                    SCUDDER EQUITY 500  ALGER AMERICAN
                                            CAP CORE - B       SCUDDER BOND - B       INDEX - B       BALANCED - B
                                        ---------------------  ----------------  ------------------  --------------
Income:
   Dividends                                 $       --           $  13,989         $   314,817       $ 1,870,602
Expenses:
   Mortality and expense risk and
      administration charges                     16,383               4,806             446,086           339,543
                                             ----------           ---------         -----------       -----------
Net investment income (loss)                    (16,383)              9,183            (131,269)        1,531,059
Net realized gain (loss)                         28,411              (4,729)            486,467           405,212
Unrealized appreciation (depreciation)
   during the period                             39,585               4,109           2,087,495        (2,563,721)
                                             ----------           ---------         -----------       -----------
Net increase (decrease) in contract
   owners equity from operations                 51,613               8,563           2,442,693          (627,450)
Changes from principal transactions:
   Purchase payments                             10,584               7,540             498,252           246,480
   Transfers between sub-accounts and
      the company                               153,968             473,690          (2,084,139)         (172,575)
   Withdrawals                                  (78,867)           (160,621)         (3,690,102)       (2,836,366)
   Annual contract fee                           (4,960)               (721)           (130,307)         (100,413)
                                             ----------           ---------         -----------       -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                                 80,725             319,888          (5,406,296)       (2,862,874)
                                             ----------           ---------         -----------       -----------
Total increase (decrease) in contract
   owners' equity                               132,338             328,451          (2,963,603)       (3,490,324)
Contract owners' equity at beginning
   of period                                  1,216,658             193,522          38,333,214        31,278,825
                                             ----------           ---------         -----------       -----------
Contract owners' equity at end
   of period                                 $1,348,996           $ 521,973         $35,369,611       $27,788,501
                                             ==========           =========         ===========       ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                        CREDIT SUISSE      DREYFUS SOCIALLY
                                            ALGER AMERICAN        CREDIT SUISSE      GLOBAL POST VENTURE  RESPONSIBLE GROWTH
                                        LEVERAGED ALL CAP - B  EMERGING MARKETS - B      CAPITAL - B           FUND - B
                                        ---------------------  --------------------  -------------------  ------------------
Income:
   Dividends                                 $        --           $   316,287           $       --           $       --
Expenses:
   Mortality and expense risk and
      administration charges                     116,149               194,920               44,139               23,790
                                             -----------           -----------           ----------           ----------
Net investment income (loss)                    (116,149)              121,367              (44,139)             (23,790)
Net realized gain (loss)                         413,882             1,858,538              363,682               73,905
Unrealized appreciation (depreciation)
   during the period                             262,303              (544,417)            (269,586)              (4,346)
                                             -----------           -----------           ----------           ----------
Net increase (decrease) in contract
   owners equity from operations                 560,036             1,435,488               49,957               45,769
Changes from principal transactions:
   Purchase payments                             146,833               255,337               47,686               21,166
   Transfers between sub-accounts and
      the company                                831,959               441,240               49,401              (63,557)
   Withdrawals                                (1,146,699)           (1,325,977)            (478,972)            (125,846)
   Annual contract fee                           (37,554)              (58,892)             (15,794)              (8,187)
                                             -----------           -----------           ----------           ----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                                (205,461)             (688,292)            (397,679)            (176,424)
                                             -----------           -----------           ----------           ----------
Total increase (decrease) in contract
   owners' equity                                354,575               747,196             (347,722)            (130,655)
Contract owners' equity at beginning
   of period                                   9,462,728            15,141,616            3,716,366            2,123,545
                                             -----------           -----------           ----------           ----------
Contract owners' equity at end
   of period                                 $ 9,817,303           $15,888,812           $3,368,644           $1,992,890
                                             ===========           ===========           ==========           ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                         DREYFUS IP    INVESCO                  SMALL CAP
                                          MID CAP     UTILITIES   BASIC VALUE  VALUE FOCUS
                                         STOCK - B       - B       FOCUS - A       - A
                                        -----------  -----------  -----------  -----------
Income:
   Dividends                            $ 6,632,394   $       --  $   231,605  $   441,094
Expenses:
   Mortality and expense risk and
      administration charges                462,418       75,941      327,908      178,854
                                        -----------   ----------  -----------  -----------
Net investment income (loss)              6,169,976      (75,941)     (96,303)     262,240
Net realized gain (loss)                  1,698,503      739,962      534,316      285,885
Unrealized appreciation (depreciation)
   during the period                     (7,713,363)      88,872    2,596,435      249,248
                                        -----------   ----------  -----------  -----------
Net increase (decrease) in contract
   owners equity from operations            155,116      752,893    3,034,448      797,373
Changes from principal transactions:
   Purchase payments                        570,341       95,846       12,465        2,083
   Transfers between sub-accounts and
      the company                          (557,996)     (31,183)  (2,098,730)  (1,215,120)
   Withdrawals                           (4,283,863)    (998,659)  (2,852,450)    (972,207)
   Annual contract fee                     (148,494)     (23,858)     (51,835)     (28,972)
                                        -----------   ----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                         (4,420,012)    (957,854)  (4,990,550)  (2,214,216)
                                        -----------   ----------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                        (4,264,896)    (204,961)  (1,956,102)  (1,416,843)
Contract owners' equity at beginning
   of period                             40,484,609    6,448,505   30,548,969   16,487,078
                                        -----------   ----------  -----------  -----------
Contract owners' equity at end of
   period                               $36,219,713   $6,243,544  $28,592,867  $15,070,235
                                        ===========   ==========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -
                                   (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                          GLOBAL
                                        ALLOCATION
                                            - B          TOTAL
                                        ----------  ---------------
Income:
   Dividends                            $       --  $ 2,706,795,437
Expenses:
   Mortality and expense risk and
      administration charges                19,181      398,978,802
                                        ----------  ---------------
Net investment income (loss)               (19,181)   2,307,816,635
Net realized gain (loss)                    40,548      503,273,714
Unrealized appreciation (depreciation)
   during the period                       121,945   (1,312,294,919)
                                        ----------  ---------------
Net increase (decrease) in contract
   owners equity from operations           143,312    1,498,795,430
Changes from principal transactions:
   Purchase payments                           225    5,889,903,130
   Transfers between sub-accounts and
      the company                         (128,512)     473,940,399
   Withdrawals                              (7,866)  (2,416,159,481)
   Annual contract fee                      (3,341)     (43,844,890)
                                        ----------  ---------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions:                          (139,494)   3,903,839,158
                                        ----------  ---------------
Total increase (decrease) in contract
   owners' equity                            3,818    5,402,634,588
Contract owners' equity at beginning
   of period                             1,742,486   30,767,047,551
                                        ----------  ---------------
Contract owners' equity at end of
   period                               $1,746,304  $36,169,682,139
                                        ==========  ===============

See accompanying notes.

          JOHN HANCOCK LIFE INSURANCE COMPANY (USA) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the Account) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-eight sub-accounts of John Hancock Trust (the Trust), thirty-four sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation, one sub-account of the Invesco VIF Funds and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows:
Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21,
22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55,
56, 58, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81,
82, 83, 84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22,
23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56,
58, 80, 81, 82, 83, 84, 90, 91, 92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, 18,
60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84,
85, 86, 87, 88), Venture Vantage Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20,
21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44,
45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69,
70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17,
18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41,
42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66,
67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86), Venture Vision
Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26,
27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, which in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

          JOHN HANCOCK LIFE INSURANCE COMPANY (USA) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION (CONTINUED)

On February 6, 2006 Scudder Conservative Income Class B was renamed Income Allocation Class B through a vote of the Board of Directors.

On February 6, 2006 Scudder Growth & Income Class B was renamed Moderate Allocation Class B through a vote of the Board of Directors.

On February 6, 2006 Scudder Income & Growth Class B was renamed Conservative Allocation Class B through a vote of the Board of Directors.

On February 6, 2006 Scudder Growth Strategy Class B was renamed Growth Allocation Class B through a vote of the Board of Directors.

On February 13, 2006 sub-account Index Allocation Class B commenced operation.

On May 1, 2006 Growth & Income was renamed U.S. Core through a vote of the Board of Directors.

On May 1, 2006 Global Equity was renamed Global Trust through a vote of the Board of Directors.

On May 1, 2006 Pacific Rim Emerging Markets was renamed Pacific Rim through a vote of the Board of Directors.

On May 1, 2006 International Stock was renamed International Core through a vote of the Board of Directors.

On May 1, 2006 Lifestyle Aggressive 1000 was renamed Lifestyle Aggressive through a vote of the Board of Directors.

On May 1, 2006 Lifestyle Growth 820 was renamed Lifestyle Growth through a vote of the Board of Directors.

On May 1, 2006 Lifestyle Balanced 640 was renamed Lifestyle Balanced through a vote of the Board of Directors.

On May 1, 2006 Lifestyle Moderate 460 was renamed Lifestyle Moderate through a vote of the Board of Directors.

On May 1, 2006 Lifestyle Conservative 280 was renamed Lifestyle Conservative through a vote of the Board of Directors.

On May 1, 2006 Large Cap Growth Portfolio Class A and Large Cap Growth Portfolio Class B ceased operations.

On September 18, 2006 Scudder Dreman Financial Services Class B, Scudder MFS Strategic Value Class B, and Scudder Income Allocation Class B ceased operations.

          JOHN HANCOCK LIFE INSURANCE COMPANY (USA) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex- dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by John Hancock Life Insurance Company of New York (JHNY). JHNY is a wholly owned subsidiary of the Company.

          JOHN HANCOCK LIFE INSURANCE COMPANY (USA) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii) Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
     30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
     25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iv) Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
     TYP 10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)  Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
     22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi) Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
     71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii) Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
     66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91,
     92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56, 58,
     93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

(viii) Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
     deductions from each sub- account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.

          JOHN HANCOCK LIFE INSURANCE COMPANY (USA) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

4. CONTRACT CHARGES (CONTINUED)

(x) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.

(xi) Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
     84, 90, 91, 92, 93, VENR

(xii) 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55, 56, MLL 55, 56 58, 93, VTG
     33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65, 66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xiii) Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
     deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xiv) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xv) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xvi) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xvii) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

(xviii) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W):
     deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xx) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

          JOHN HANCOCK LIFE INSURANCE COMPANY (USA) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

4. CONTRACT CHARGES (CONTINUED)

(xxi) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made

(xxii) daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xxiii) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.

(xxiv) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

5. DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Subaccounts of the Trust at September 30, 2006 were as follows:

                                                                           Details of Investments
                                                               ----------------------------------------------
Subaccount                                                     Shares Owned        Cost             Value
----------                                                     ------------   --------------   --------------
Strategic Opportunities Portfolio--Class A                       24,403,813   $  295,966,038   $  306,511,891
Strategic Opportunities Portfolio--Class B                        1,855,467       18,286,544       23,211,886
Investment Quality Bond Portfolio--Class A                       12,421,505      149,058,221      143,468,379
Investment Quality Bond Portfolio--Class B                        9,149,496      108,186,227      105,493,692
U.S. Core Portfolio--Class A                                     35,929,394      875,691,292      741,941,992
U.S. Core Portfolio--Class B                                      3,865,320       78,900,651       79,393,682
Blue Chip Growth Portfolio--Class A                              30,452,873      490,267,825      556,983,048
Blue Chip Growth Portfolio--Class B                               8,384,957      130,193,075      152,941,618
Money Market Portfolio--Class A                                  34,124,122      341,241,216      341,241,216
Money Market Portfolio--Class B                                  37,291,128      372,911,280      372,911,280
Global Trust Portfolio--Class A                                  14,340,423      191,918,102      253,825,487
Global Trust Portfolio--Class B                                   1,921,484       27,052,258       33,837,334
Global Bond Portfolio--Class A                                    6,867,791       99,028,472      101,162,568
Global Bond Portfolio--Class B                                   10,984,220      163,126,502      161,248,350
U.S. Government Securities Portfolio--Class A                    10,876,761      149,538,240      145,313,529
U.S. Government Securities Portfolio--Class B                     5,670,898       77,059,692       75,706,494
Income & Value Portfolio--Class A                                28,802,795      289,569,848      337,568,759
Income & Value Portfolio--Class B                                 7,787,106       80,152,485       90,719,786
Equity-Income Portfolio--Class A                                 37,505,853      558,240,505      646,600,906
Equity-Income Portfolio--Class B                                 15,619,893      236,950,930      268,193,569
Strategic Bond Portfolio--Class A                                11,747,146      132,502,796      137,089,188
Strategic Bond Portfolio--Class B                                 7,971,585       93,257,090       92,948,676
All Cap Core Portfolio--Class A                                   7,851,836      102,479,636      146,279,712
All Cap Core Portfolio--Class B                                     502,712        7,940,356        9,330,331
All Cap Growth Portfolio--Class A                                12,188,718      172,784,260      207,573,864
All Cap Growth Portfolio--Class B                                 1,569,584       22,452,616       26,510,269
International Small Cap Portfolio--Class A                        5,369,994       80,714,123      115,777,072
International Small Cap Portfolio--Class B                        2,142,255       40,160,667       46,272,705
Pacific Rim Portfolio--Class A                                    4,596,472       48,542,661       55,801,168
Pacific Rim Portfolio--Class B                                    3,542,660       40,755,980       42,866,191
Science & Technology Portfolio--Class A                          17,888,082      186,751,838      206,965,107
Science & Technology Portfolio--Class B                           4,488,149       50,055,227       51,613,714
Emerging Small Company Portfolio--Class A                         3,560,138       90,934,196       99,221,036
Emerging Small Company Portfolio--Class B                         1,735,836       47,594,284       47,995,852
International Core Portfolio--Class A                             6,395,516       63,496,255       88,322,073
International Core Portfolio--Class B                             2,759,594       32,856,858       38,247,974
Value Portfolio--Class A                                          8,251,328      143,579,454      170,389,927
Value Portfolio--Class B                                          2,146,376       42,256,367       44,150,950
Real Estate Securities Portfolio--Class A                         6,986,877      152,964,933      174,322,581
Real Estate Securities Portfolio--Class B                         5,694,312      129,102,878      141,845,312
High Yield Portfolio--Class A                                    11,611,792      116,104,184      118,672,514
High Yield Portfolio--Class B                                     8,466,260       85,128,549       86,779,164
Lifestyle Aggressive Portfolio--Class A                          18,901,476      207,979,319      196,953,382
Lifestyle Aggressive Portfolio--Class B                          27,805,805      305,429,344      288,624,254
Lifestyle Growth Portfolio--Class A                              63,629,251      784,119,007      830,998,020
Lifestyle Growth Portfolio--Class B                             578,295,187    7,462,503,762    7,523,620,380
Lifestyle Balanced Portfolio--Class A                            72,154,634      892,341,053      943,061,060
Lifestyle Balanced Portfolio--Class B                           454,081,821    5,868,508,953    5,912,145,315
Lifestyle Moderate Portfolio--Class A                            23,843,049      296,598,894      304,475,732
Lifestyle Moderate Portfolio--Class B                            99,291,561    1,269,112,369    1,263,981,565
Lifestyle Conservative Portfolio--Class A                        11,399,312      148,846,066      148,419,046
Lifestyle Conservative Portfolio--Class B                        33,592,276      442,356,045      435,691,815
Small Company Value Portfolio--Class A                           10,393,763      186,937,587      211,201,255
Small Company Value Portfolio--Class B                            8,330,306      155,670,496      168,355,493
International Value Portfolio--Class A                           19,374,553      276,289,348      334,986,024
International Value Portfolio--Class B                           11,808,368      163,791,018      203,458,185

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

5. DETAILS OF INVESTMENTS -- (CONTINUED)

                                                                           Details of Investments
                                                               ----------------------------------------------
Subaccount                                                     Shares Owned        Cost             Value
----------                                                     ------------   --------------   --------------
Total Return Portfolio--Class A                                  21,385,459   $  297,599,687   $  293,408,502
Total Return Portfolio--Class B                                  16,179,541      224,765,149      221,497,918
US Large Cap Value Portfolio--Class A                            17,983,067      221,342,225      280,356,017
US Large Cap Value Portfolio--Class B                             6,521,318       79,422,203      101,276,067
Mid Cap Stock Portfolio--Class A                                 19,108,084      241,385,357      297,321,780
Mid Cap Stock Portfolio--Class B                                  9,873,239      129,679,496      152,344,078
Global Allocation Portfolio--Class A                              5,193,477       50,761,403       62,893,007
Global Allocation Portfolio--Class B                             12,604,935      137,484,359      151,889,472
Dynamic Growth Portfolio--Class A                                14,381,995       57,094,314       79,820,075
Dynamic Growth Portfolio--Class B                                 5,687,083       26,224,092       31,278,958
Total Stock Market Index Portfolio--Class A                       2,318,120       23,007,305       28,420,147
Total Stock Market Index Portfolio--Class B                       2,395,460       24,960,147       29,224,618
500 Index Portfolio--Class A                                     11,832,214      110,407,081      136,898,721
500 Index Portfolio--Class B                                      8,315,837       79,124,647       95,715,280
Mid Cap Index Portfolio--Class A                                  3,202,887       48,195,298       56,434,869
Mid Cap Index Portfolio--Class B                                  2,829,589       44,335,246       49,659,284
Small Cap Index Portfolio--Class A                                2,473,048       33,612,902       38,579,554
Small Cap Index Portfolio--Class B                                2,792,293       37,477,786       43,392,227
Capital Appreciation Portfolio--Class A                          25,704,653      229,420,800      223,887,525
Capital Appreciation Portfolio--Class B                          11,673,363      103,193,606      100,741,125
Health Sciences Portfolio--Class A                                4,798,043       67,326,185       71,298,925
Health Sciences Portfolio--Class B                                4,926,242       70,288,740       72,514,277
Financial Services Portfolio--Class A                             2,326,616       30,726,145       40,273,726
Financial Services Portfolio--Class B                             2,716,661       35,588,508       46,780,903
Quantitative Mid Cap Portfolio--Class A                           1,004,233       12,411,428       10,293,383
Quantitative Mid Cap Portfolio--Class B                           1,014,909       12,419,991       10,270,880
All Cap Value Portfolio--Class A                                  4,623,734       59,075,232       57,565,493
All Cap Value Portfolio--Class B                                  4,653,241       59,752,199       57,793,259
Strategic Value Portfolio--Class A                                2,086,574       21,262,970       22,409,809
Strategic Value Portfolio--Class B                                1,809,199       18,572,574       19,376,526
Utilities Portfolio--Class A                                      3,685,322       44,718,198       47,688,068
Utilities Portfolio--Class B                                      3,980,372       48,187,696       51,187,590
Mid Cap Value Portfolio--Class A                                 12,073,892      181,984,452      194,510,394
Mid Cap Value Portfolio--Class B                                 11,416,009      174,085,131      183,112,787
Fundamental Value Portfolio--Class A                             10,635,254      130,519,414      166,335,371
Fundamental Value Portfolio--Class B                             19,117,066      254,142,867      297,843,893
Emerging Growth Portfolio--Class B                                  893,724       11,870,401       10,608,506
Natural Resources Portfolio--Class B                              7,359,927      215,141,117      206,151,565
Mid Cap Core Portfolio--Class B                                   2,048,982       33,321,378       34,791,721
Quantitative All Cap Portfolio--Class B                             175,724        2,931,120        2,932,827
Large Cap Value Portfolio--Class B                                3,766,068       78,099,489       80,593,857
Small Cap Opportunities Portfolio--Class A                        3,841,675       77,689,656       87,436,512
Small Cap Opportunities Portfolio--Class B                        2,900,552       58,380,032       65,697,514
Special Value Portfolio--Class B                                    339,243        6,331,134        6,164,048
Real Return Bond Portfolio--Class B                               8,091,497      108,542,559      106,322,276
American International Portfolio--Class B                        32,803,624      635,430,078      761,700,149
American Growth Portfolio--Class B                               60,076,572    1,024,204,874    1,216,550,578
American Blue-Chip Income & Growth Portfolio--Class B             9,988,288      154,992,878      173,396,678
American Growth-Income Portfolio--Class B                        52,096,696      860,680,433      992,963,026
American Bond Portfolio--Class B                                 29,459,271      370,591,446      383,265,121
American Century Small Company--Class B                           1,341,591       20,129,271       17,896,820
PIMCO VIT All Asset Portfolio                                     3,808,215       44,889,847       44,822,696
Core Equity Class B                                               3,226,219       44,982,549       44,166,937
Classic Value Class B                                             1,962,352       28,961,882       31,005,162
Quantitative Value--Class B                                         380,810        5,441,026        5,411,317
US Global Leaders Growth--Class A                                 2,492,643       30,586,695       31,631,637
US Global Leaders Growth--Class B                                 2,054,886       25,119,304       26,035,404
John Hancock Strategic Income Class B                             1,303,120       17,411,628       17,566,059

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

5. DETAILS OF INVESTMENTS -- (CONTINUED)

                                                                           Details of Investments
                                                               ----------------------------------------------
Subaccount                                                     Shares Owned        Cost             Value
----------                                                     ------------   --------------   --------------
John Hancock Int'l Eq Index--Class A                              2,329,595   $   39,268,902   $   44,495,269
John Hancock Int'l Eq Index --Class B                             2,017,995       32,591,873       38,462,979
Active Bond--Class A                                             12,341,660      118,446,849      120,084,353
Active Bond--Class B                                             49,332,026      474,542,838      479,507,296
CGTC Overseas Equity--Class B                                       471,291        6,131,301        6,225,755
Independence Investment LLC Small Cap--Class B                       81,647        1,173,049        1,068,765
Marisco International Opportunities--Class B                      1,742,112       28,166,551       28,431,274
T Rowe Price Mid Value--Class B                                     955,635       11,804,559       11,964,545
UBS Large Cap--Class B                                               88,820        1,239,354        1,302,106
US High Yield--Class B                                              247,477        3,171,618        3,229,577
Wellington Small Cap Growth--Class B                              2,822,889       30,372,123       29,245,126
Wellington Small Cap Value--Class B                               2,371,734       46,738,441       44,636,031
Wells Capital Core Bond--Class B                                    112,252        1,382,762        1,406,517
Index Allocation Trust--Class B                                   4,712,112       58,712,054       60,173,665
Scudder Capital Growth Portfolio--Class B                         3,031,835       45,915,671       52,329,478
Scudder Global Discovery Portfolio--Class B                       1,187,712       13,810,796       19,110,278
Scudder Growth & Income Portfolio--Class B                        2,610,026       23,009,060       26,700,563
Scudder Health Sciences Portfolio--Class B                        1,003,711       11,242,449       13,269,059
Scudder International Portfolio--Class B                          2,567,761       22,766,596       30,838,815
Scudder Aggressive Growth Portfolio--Class B                        347,248        3,363,932        3,948,215
Scudder Blue Chip Portfolio--Class B                              1,845,065       22,697,802       28,321,751
Scudder Contarian Value Portfolio--Class B                        1,555,638       22,863,789       26,632,518
Scudder Global Blue Chip Portfolio--Class B                         825,678        9,813,325       12,905,345
Scudder Government Securities Portfolio--Class B                  2,076,923       25,474,950       25,130,765
Scudder High Income Portfolio--Class B                            4,550,436       36,935,412       36,767,527
Scudder International Select Equity Portfolio--Class B            2,284,290       24,352,218       33,145,050
Scudder Fixed Income Portfolio--Class B                           5,325,883       63,057,594       62,312,827
Scudder Money Market Portfolio--Class B                          34,233,391       34,233,391       34,233,391
Scudder Small Cap Growth Portfolio--Class B                       1,952,190       22,708,294       25,515,122
Scudder Technology Growth Portfolio--Class B                      1,044,439        8,963,683        9,264,170
Scudder Total Return Portfolio--Class B                             856,055       17,950,005       20,091,617
Scudder Davis Venture Value Portfolio--Class B                    3,564,800       36,987,879       47,091,007
Scudder Dreman High Return Equity Portfolio--Class B              9,220,059      108,666,857      134,151,865
Scudder Dreman Small Cap Value Portfolio--Class B                 2,682,655       45,745,790       54,860,290
Scudder Salomon Growth Portfolio--Class B                           707,619        5,996,538        6,517,168
Scudder Janus Growth & Income Portfolio--Class B                  2,106,258       19,345,422       23,842,839
Scudder Janus Growth Opportunities Portfolio--Class B               842,426        6,029,236        6,857,347
Scudder Oak Strategic Equity Portfolio--Class B                   2,002,892       13,279,822       12,397,899
Scudder Turner Mid Cap Growth Portfolio--Class B                  1,749,134       16,207,458       17,806,185
Scudder Real Estate Portfolio--Class B                            1,012,118       14,668,039       20,444,786
Scudder Strategic Income Portfolio--Class B                       1,114,745       12,699,048       12,730,384
Scudder Moderate Allocation--Class B                             10,001,587      110,176,843      118,618,820
Scudder Conservative Allocation--Class B                          3,061,578       33,472,805       35,085,687
Scudder Growth Allocation--Class B                               11,283,547      127,003,474      138,110,617
Scudder Templeton Foreign Value                                     140,170        1,627,898        1,820,814
Scudder Mercury Large Cap Core                                      109,585        1,197,286        1,348,996
Scudder Bond Index--Class B                                          75,430          516,960          521,973
Scudder Equity Index 500--Class B                                 2,519,203       32,803,198       35,369,611
Alger American Balanced Portfolio--Class B                        2,046,281       26,870,952       27,788,501
Alger American Leveraged All Cap Portfolio--Class B                 264,689        7,769,449        9,817,303
Credit Suisse Emerging Markets Portfolio--Class B                   870,620       11,593,715       15,888,812
Credit Suisse Global Post Venture Capital Portfolio--Class B        252,522        2,930,756        3,368,644
Dreyfus Socially Responsible Growth Fund Portfolio--Class B          74,306        1,681,963        1,992,890
Dreyfus IP Midcap Stock Portfolio--Class B                        2,222,068       35,443,524       36,219,713
Invesco Utilities Portfolio--Class B                                307,261        4,844,683        6,243,544
Basic Value Focus Portfolio--Class A                              1,745,596       23,751,137       28,592,867
Small Cap Value Focus Portfolio--Class A                            587,534       13,986,245       15,070,235
Global Allocation Portfolio--Class B                                117,675        1,293,731        1,746,304

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

5. DETAILS OF INVESTMENTS -- (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust during 2006 were as follows:

Subaccount                                                        Purchases         Sales
----------                                                     --------------   ------------
Strategic Opportunities Portfolio--Class A                     $    3,313,094   $ 61,894,489
Strategic Opportunities Portfolio--Class B                          2,491,796      4,647,010
Investment Quality Bond Portfolio--Class A                         15,494,551     33,808,882
Investment Quality Bond Portfolio--Class B                         43,847,771      9,015,235
U.S. Core Portfolio--Class A                                      110,517,963    176,943,841
U.S. Core Portfolio--Class B                                       13,187,115     16,991,725
Blue Chip Growth Portfolio--Class A                                 9,716,375    113,838,506
Blue Chip Growth Portfolio--Class B                                12,362,806     23,815,199
Money Market Portfolio--Class A                                   288,958,951    246,095,567
Money Market Portfolio--Class B                                   480,182,481    317,083,868
Global Trust Portfolio--Class A                                     8,033,823     42,597,619
Global Trust Portfolio--Class B                                     7,193,046      8,647,611
Global Bond Portfolio--Class A                                     15,529,832     30,014,428
Global Bond Portfolio--Class B                                     48,636,962     23,151,947
U.S. Government Securities Portfolio--Class A                      18,722,047     40,979,289
U.S. Government Securities Portfolio--Class B                      16,669,183     28,642,464
Income & Value Portfolio--Class A                                  14,819,133     72,718,353
Income & Value Portfolio--Class B                                   9,844,451     20,824,194
Large Cap Growth Portfolio--Class A                                 3,289,063    235,845,291
Large Cap Growth Portfolio--Class B                                 2,650,329     82,245,630
Equity-Income Portfolio--Class A                                   71,532,895    126,973,247
Equity-Income Portfolio--Class B                                   43,539,421     51,896,374
Strategic Bond Portfolio--Class A                                  20,594,983     33,186,131
Strategic Bond Portfolio--Class B                                  18,852,135     22,916,835
All Cap Core Portfolio--Class A                                     4,257,752     33,718,586
All Cap Core Portfolio--Class B                                     2,496,100      4,039,354
All Cap Growth Portfolio--Class A                                   1,927,379     39,362,320
All Cap Growth Portfolio--Class B                                   2,588,878      5,553,807
International Small Cap Portfolio--Class A                         15,969,269     25,310,926
International Small Cap Portfolio--Class B                         22,110,319     22,574,808
Pacific Rim Portfolio--Class A                                     20,099,090     28,303,896
Pacific Rim Portfolio--Class B                                     27,254,856     32,111,533
Science & Technology Portfolio--Class A                             6,094,354     48,874,014
Science & Technology Portfolio--Class B                            10,202,633     13,301,259
Emerging Small Company Portfolio--Class A                          12,555,857     29,828,807
Emerging Small Company Portfolio--Class B                          10,793,706     24,200,558
International Core Portfolio--Class A                              16,877,659     20,561,188
International Core Portfolio--Class B                              17,059,968     12,603,316
Value Portfolio--Class A                                           47,025,911     46,041,094
Value Portfolio--Class B                                           24,665,719     20,656,891
Real Estate Securities Portfolio--Class A                          53,476,011     37,831,608
Real Estate Securities Portfolio--Class B                          52,328,148     33,271,868
High Yield Portfolio--Class A                                      33,827,264     48,909,123
High Yield Portfolio--Class B                                      27,923,108     37,244,229
Lifestyle Aggressive Portfolio--Class A                           104,720,696     46,095,497
Lifestyle Aggressive Portfolio--Class B                           118,593,263     43,298,926
Lifestyle Growth Portfolio--Class A                               257,530,146    152,199,150
Lifestyle Growth Portfolio--Class B                             3,458,238,820     55,165,328
Lifestyle Balanced Portfolio--Class A                             241,475,720    140,430,411
Lifestyle Balanced Portfolio--Class B                           2,097,162,978     56,037,900
Lifestyle Moderate Portfolio--Class A                              83,935,539     54,677,702
Lifestyle Moderate Portfolio--Class B                             373,881,443     58,884,445
Lifestyle Conservative Portfolio--Class A                          54,999,480     55,727,779
Lifestyle Conservative Portfolio--Class B                         160,462,811     83,155,080
Small Company Value Portfolio--Class A                             54,923,057     54,136,346
Small Company Value Portfolio--Class B                             47,313,691     41,654,730
International Value Portfolio--Class A                             42,734,825     70,596,980
International Value Portfolio--Class B                             35,210,913     41,987,151
Total Return Portfolio--Class A                                    22,150,797     66,764,851
Total Return Portfolio--Class B                                    28,813,106     55,393,904
US Large Cap Value Portfolio--Class A                              11,250,021     69,897,280
US Large Cap Value Portfolio--Class B                               6,931,077     26,506,678
Mid Cap Stock Portfolio--Class A                                   30,584,330     59,810,157
Mid Cap Stock Portfolio--Class B                                   27,080,512     33,107,374

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

5. DETAILS OF INVESTMENTS -- (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust during 2006 were as follows:

Subaccount                                                        Purchases         Sales
----------                                                     --------------   ------------
Global Allocation Portfolio--Class A                           $    7,841,375   $ 10,985,383
Global Allocation Portfolio--Class B                               52,132,515     13,313,054
Dynamic Growth Portfolio--Class A                                   4,931,692     22,618,668
Dynamic Growth Portfolio--Class B                                   5,483,728     14,991,550
Total Stock Market Index Portfolio--Class A                         3,651,823      8,286,616
Total Stock Market Index Portfolio--Class B                         3,820,059      7,569,811
500 Index Portfolio--Class A                                       11,950,676     43,073,801
500 Index Portfolio--Class B                                        6,633,258     28,747,073
Mid Cap Index Portfolio--Class A                                    8,465,577     16,913,565
Mid Cap Index Portfolio--Class B                                    7,915,032     12,788,046
Small Cap Index Portfolio--Class A                                  4,721,448     11,165,481
Small Cap Index Portfolio--Class B                                  5,374,461     10,547,199
Capital Appreciation Portfolio--Class A                           229,964,603     36,838,530
Capital Appreciation Portfolio--Class B                            86,888,862     21,803,564
Health Sciences Portfolio--Class A                                 19,911,686     22,357,383
Health Sciences Portfolio--Class B                                 21,646,701     20,478,161
Financial Services Portfolio--Class A                               9,588,143     11,633,137
Financial Services Portfolio--Class B                              11,182,473      9,563,732
Quantitative Mid Cap Portfolio--Class A                             7,042,952      7,681,738
Quantitative Mid Cap Portfolio--Class B                             8,241,439      7,673,461
All Cap Value Portfolio--Class A                                   19,427,812     14,345,777
All Cap Value Portfolio--Class B                                   19,707,380     10,939,111
Strategic Value Portfolio--Class A                                  2,229,423      6,524,960
Strategic Value Portfolio--Class B                                  2,258,393      5,834,342
Utilities Portfolio--Class A                                       18,104,261     18,442,788
Utilities Portfolio--Class B                                       20,826,913     18,223,455
Mid Cap Value Portfolio--Class A                                   45,594,681     48,736,541
Mid Cap Value Portfolio--Class B                                   42,602,338     49,117,421
Fundamental Value Portfolio--Class A                               19,248,965     32,165,786
Fundamental Value Portfolio--Class B                               72,599,970     26,682,555
Emerging Growth Portfolio--Class B                                 19,624,049     12,492,291
Natural Resources Portfolio--Class B                              138,322,034     94,747,128
Mid Cap Core Portfolio--Class B                                     7,356,312      9,009,124
Quantitative All Cap Portfolio--Class B                             1,007,550      1,086,313
Large Cap Value Portfolio--Class B                                 34,262,852     37,744,168
Small Cap Opportunities Portfolio--Class A                          8,699,960     25,310,560
Small Cap Opportunities Portfolio--Class B                          8,640,289     17,177,447
Special Value Portfolio--Class B                                    2,354,710      3,030,099
Real Return Bond Portfolio--Class B                                20,245,143     39,644,963
American International Portfolio--Class B                         198,092,180     55,091,708
American Growth Portfolio--Class B                                236,036,182     60,814,237
American Blue-Chip Income & Growth Portfolio--Class B              18,495,613     25,298,827
American Growth-Income Portfolio--Class B                         196,995,461     47,377,864
American Bond Portfolio--Class B                                  259,691,274     13,961,935
American Century Small Company--Class B                             4,351,320      9,495,980
PIMCO VIT All Asset Portfolio                                      14,350,248     24,093,963
Core Equity Class B                                                12,109,874     14,996,355
Classic Value Class B                                              18,386,534      4,485,696
Quantitative Value--Class B                                         3,434,114        840,539
US Global Leaders Growth--Class A                                   1,649,045      6,883,798
US Global Leaders Growth--Class B                                   1,463,992      6,525,849
John Hancock Strategic Income Class B                               6,683,031      4,316,977
John Hancock Int'l Eq Index--Class A                               23,213,935     10,660,801
John Hancock Int'l Eq Index--Class B                               12,618,011      8,653,976
Active Bond--Class A                                                8,405,392     27,451,114
Active Bond--Class B                                               33,959,643     48,873,870
CGTC Overseas Equity--Class B                                       6,690,609      4,996,159
Independence Investment LLC Small Cap--Class B                      1,446,726        840,947
Marisco International Opportunities--Class B                       31,407,828     15,656,591
T Rowe Price Mid Value--Class B                                     9,960,267      2,705,419
UBS Large Cap--Class B                                                688,290        268,343
US High Yield--Class B                                              3,544,717      1,631,466
Wellington Small Cap Growth--Class B                               31,426,831     20,315,161
Wellington Small Cap Value--Class B                                33,676,524     18,730,343

             JOHN HANCOCK LIFE INSURANCE (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

5. DETAILS OF INVESTMENTS -- (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust during 2006 were as follows:

Subaccount                                                        Purchases         Sales
----------                                                     --------------   ------------
Wells Capital Core Bond--Class B                               $    1,312,389   $    616,748
Index Allocation Trust--Class B                                    62,670,865      3,921,860
Scudder Capital Growth Portfolio--Class B                           3,395,500      8,385,463
Scudder Global Discovery Portfolio--Class B                         2,337,907      3,472,134
Scudder Growth & Income Portfolio--Class B                          1,712,258      4,096,485
Scudder Health Sciences Portfolio--Class B                          1,293,217      2,741,704
Scudder International Portfolio--Class B                            3,558,809      5,534,442
Scudder Aggressive Growth Portfolio--Class B                          510,793        750,190
Scudder Blue Chip Portfolio--Class B                                3,830,619      4,507,034
Scudder Contarian Value Portfolio--Class B                          1,144,444      5,106,091
Scudder Global Blue Chip Portfolio--Class B                         3,339,237      2,474,564
Scudder Government Securities Portfolio--Class B                    2,443,854     14,256,298
Scudder High Income Portfolio--Class B                              9,161,194     11,008,102
Scudder International Select Equity Portfolio--Class B              3,282,351      5,868,503
Scudder Fixed Income Portfolio--Class B                             7,770,353     10,680,091
Scudder Money Market Portfolio--Class B                            36,632,943     37,173,312
Scudder Small Cap Growth Portfolio--Class B                         2,401,028      4,780,578
Scudder Technology Growth Portfolio--Class B                        1,063,600      2,412,605
Scudder Total Return Portfolio--Class B                             1,208,124      3,669,685
Scudder Davis Venture Value Portfolio--Class B                      3,394,809      7,152,668
Scudder Dreman Financial Services Portfolio--Class B                3,130,302     12,786,396
Scudder Dreman High Return Equity Portfolio--Class B               38,433,075     13,966,809
Scudder Dreman Small Cap Value Portfolio--Class B                   7,885,464     10,477,267
Scudder Salomon Growth Portfolio--Class B                           2,003,307      1,019,016
Scudder Janus Growth & Income Portfolio--Class B                    2,569,630      4,125,878
Scudder Janus Growth Opportunities Portfolio--Class B                 900,373      2,147,576
Scudder MFS Strategic Value Portfolio--Class B                      2,918,214     27,701,602
Scudder Oak Strategic Equity Portfolio--Class B                     1,135,876      2,120,982
Scudder Turner Mid Cap Growth Portfolio--Class B                    3,792,886      4,373,140
Scudder Real Estate Portfolio--Class B                              2,166,012      4,399,868
Scudder Strategic Income Portfolio--Class B                         1,981,204      3,280,744
Scudder Income Allocation--Class B                                  2,371,629      8,497,910
Scudder Moderate Allocation--Class B                               10,306,453     11,616,109
Scudder Conservative Allocation--Class B                           10,724,373      3,215,961
Scudder Growth Allocation--Class B                                 15,610,429     21,190,427
Scudder Templeton Foreign Value                                       854,117        450,085
Scudder Mercury Large Cap Core                                        262,907        198,566
Scudder Bond Index--Class B                                           466,131        137,059
Scudder Equity Index 500--Class B                                   8,390,019     13,927,585
Alger American Balanced Portfolio--Class B                          2,877,194      4,209,009
Alger American Leveraged All Cap Portfolio--Class B                 1,236,648      1,558,258
Credit Suisse Emerging Markets Portfolio--Class B                   3,143,146      3,710,072
Credit Suisse Global Post Venture Capital Portfolio--Class B          702,730      1,144,549
Dreyfus Socially Responsible Growth Fund Portfolio--Class B           148,482        348,696
Dreyfus IP Midcap Stock Portfolio--Class B                          8,669,032      6,919,068
Invesco Utilities Portfolio--Class B                                  979,565      2,013,359
Basic Value Focus Portfolio--Class A                                  308,774      5,395,628
Small Cap Value Focus Portfolio--Class A                              462,382      2,414,358
Global Allocation Portfolio--Class B                                      289        158,965

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                        EXPENSE RATIO  INVESTMENT   TOTAL RETURN
                                                 UNITS    UNIT FAIR VALUE   NET ASSETS    HIGHEST TO     INCOME       HIGHEST TO
                  SUBACCOUNT                     (000S)  HIGHEST TO LOWEST    (000S)       LOWEST**      RATIO*       LOWEST***
                  ----------                    -------  -----------------  ----------  -------------  ----------  ---------------
Strategic Opportunities Portfolio--Class A       13,281   $47.19 to $9.05   $  306,512  1.90% to 0.45%    0.01%      4.85% to 3.72%
Strategic Opportunities Portfolio--Class B        1,856    17.79 to 12.14       23,212   2.05 to 0.45     0.00        4.60 to 3.35
Investment Quality Bond Portfolio--Class A        6,595    30.79 to 12.95      143,468   1.90 to 0.45     6.08        3.65 to 1.14
Investment Quality Bond Portfolio--Class B        7,222    15.49 to 12.92      105,494   2.05 to 0.45     5.45        3.47 to 0.83
U.S. Core Portfolio--Class A                     31,039    31.50 to 10.17      741,942   1.90 to 0.45     1.24        3.83 to 2.71
U.S. Core Portfolio--Class B                      5,843    15.93 to 12.77       79,394   2.05 to 0.45     1.05        3.63 to 2.40
Blue Chip Growth Portfolio--Class A              28,476    22.94 to 10.38      556,983   1.90 to 0.45     0.21       3.02 to (0.07)
Blue Chip Growth Portfolio--Class B              10,603    16.51 to 12.49      152,942   2.05 to 0.45     0.03       2.86 to (0.12)
Money Market Portfolio--Class A                  21,797    19.50 to 12.44      341,241   1.90 to 0.45     3.20        2.89 to 1.34
Money Market Portfolio--Class B                  29,897    13.15 to 12.34      372,911   2.05 to 0.45     3.06        2.74 to 1.26
Global Trust Portfolio--Class A                   9,387    30.66 to 14.01      253,825   1.90 to 0.45     1.34       10.55 to 9.36
Global Trust Portfolio--Class B                   1,947    20.02 to 17.06       33,837   2.05 to 0.45     1.21       10.35 to 9.04
Global Bond Portfolio--Class A                    4,452    27.08 to 12.57      101,163   1.90 to 0.45     0.00        3.51 to 0.54
Global Bond Portfolio--Class B                    9,744    17.39 to 12.55      161,248   2.05 to 0.45     0.00        3.38 to 0.40
U.S. Government Securities Portfolio--Class A     7,487    23.37 to 12.87      145,314   1.90 to 0.45     5.01        3.07 to 1.62
U.S. Government Securities Portfolio--Class B     5,620    14.14 to 12.55       75,706   2.05 to 0.45     4.89        3.00 to 1.31
Income & Value Portfolio--Class A                14,133    27.14 to 12.62      337,569   1.90 to 0.45     2.02        4.81 to 0.99
Income & Value Portfolio--Class B                 6,006    16.19 to 12.61       90,720   2.05 to 0.45     4.64        4.64 to 0.92
Large Cap Growth Portfolio--Class A                  --     19.35 to 8.62           --   1.90 to 0.45     0.38        2.23 to 1.75
Large Cap Growth Portfolio--Class B                  --    15.19 to 12.30           --   2.05 to 0.45     0.14        2.17 to 1.63
Equity-Income Portfolio--Class A                 23,130    33.71 to 12.86      646,601   1.90 to 0.45     1.55       10.42 to 2.91
Equity-Income Portfolio--Class B                 16,466    18.68 to 12.85      268,194   2.05 to 0.45     1.38       10.21 to 2.80
Strategic Bond Portfolio--Class A                 6,808    21.27 to 12.96      137,089   1.90 to 0.45     6.76        3.79 to 2.47
Strategic Bond Portfolio--Class B                 5,927    16.50 to 12.95       92,949   2.05 to 0.45     6.74        3.71 to 2.26
All Cap Core Portfolio--Class A                   8,292     19.87 to 8.80      146,280   1.90 to 0.45     0.71        8.70 to 7.53
All Cap Core Portfolio--Class B                     530    19.87 to 15.95        9,330   2.05 to 0.45     0.58        8.54 to 7.25
All Cap Growth Portfolio--Class A                12,189     19.37 to 8.24      207,574   1.90 to 0.45     0.00        1.45 to 0.36
All Cap Growth Portfolio--Class B                 1,871    16.69 to 13.47       26,510   2.05 to 0.45     0.00        1.28 to 0.08
International Small Cap Portfolio--Class A        5,260    23.34 to 12.10      115,777   1.90 to 0.45     1.15      12.90 to (3.16)
International Small Cap Portfolio--Class B        2,131    25.62 to 12.10       46,273   2.05 to 0.45     1.02      12.77 to (3.20)
Pacific Rim Portfolio--Class A                    4,229    20.40 to 11.45       55,801   1.90 to 0.45     0.91       3.03 to (8.40)
Pacific Rim Portfolio--Class B                    2,108    26.20 to 11.46       42,866   2.05 to 0.45     0.72       2.97 to (8.36)
Science & Technology Portfolio--Class A          20,312     12.06 to 4.24      206,965   1.90 to 0.45     0.00     (2.03) to (5.30)
Science & Technology Portfolio--Class B           4,078    15.44 to 10.50       51,614   2.05 to 0.45     0.00     (2.21) to (5.49)
Emerging Small Company Portfolio--Class A         6,012     18.73 to 8.64       99,221   1.90 to 0.45     0.00     (3.31) to (4.36)
Emerging Small Company Portfolio--Class B         3,426    17.32 to 13.43       47,996   2.05 to 0.45     0.00     (3.47) to (4.62)
International Core Portfolio--Class A             5,482    16.96 to 12.18       88,322   1.90 to 0.45     0.58      13.20 to (2.53)
International Core Portfolio--Class B             2,106    23.40 to 12.18       38,248   2.05 to 0.45     0.43      13.10 to (2.53)
Value Portfolio--Class A                          7,496    25.05 to 12.45      170,390   1.90 to 0.45     0.38       9.65 to (0.41)
Value Portfolio--Class B                          2,499    22.01 to 12.44       44,151   2.05 to 0.45     0.20       9.48 to (0.51)
Real Estate Securities Portfolio--Class A         5,261    34.64 to 14.21      174,323   1.90 to 0.45     1.84      24.24 to 13.66
Real Estate Securities Portfolio--Class B         4,950    30.37 to 14.19      141,845   2.05 to 0.45     1.65      24.01 to 13.53
High Yield Portfolio--Class A                     7,461    16.58 to 12.77      118,673   1.90 to 0.45     6.53        5.46 to 2.14

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

6. UNIT VALUES -- (CONTINUED)

                                                                                        EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS    UNIT FAIR VALUE   NET ASSETS    HIGHEST TO     INCOME       HIGHEST TO
                  SUBACCOUNT                     (000S)  HIGHEST TO LOWEST    (000S)       LOWEST**      RATIO*        LOWEST***
                  ----------                    -------  -----------------  ----------  -------------  ----------  ---------------
High Yield Portfolio--Class B                     5,295   $17.46 to $12.74  $   86,779  2.05% to 0.45%    6.45%      5.25% to 1.93%
Lifestyle Aggressive Portfolio--Class A          11,916     17.46 to 12.13     196,953   1.90 to 0.45     7.84       6.39 to (2.98)
Lifestyle Aggressive Portfolio--Class B          16,541     20.65 to 12.12     288,624   2.05 to 0.45     7.74       6.21 to (3.08)
Lifestyle Growth Portfolio--Class A              46,256     19.57 to 12.35     830,998   1.90 to 0.45     5.93       5.95 to (1.16)
Lifestyle Growth Portfolio--Class B             447,082     19.00 to 12.34   7,523,620   2.05 to 0.45     5.51       5.79 to (1.24)
Lifestyle Balanced Portfolio--Class A            49,961     20.81 to 12.57     943,061   1.90 to 0.45     5.35        6.04 to 0.60
Lifestyle Balanced Portfolio--Class B           353,000      17.91 to 0.00   5,912,145   2.05 to 0.45     5.08        5.80 to 0.45
Lifestyle Moderate Portfolio--Class A            15,918     20.87 to 12.66     304,476   1.90 to 0.45     4.54        5.04 to 1.27
Lifestyle Moderate Portfolio--Class B            79,038      16.87 to 0.00   1,263,982   2.05 to 0.45     4.45        4.88 to 1.19
Lifestyle Conservative Portfolio--Class A         7,799     20.79 to 12.81     148,419   1.90 to 0.45     4.38        4.68 to 2.51
Lifestyle Conservative Portfolio--Class B        28,492     16.12 to 12.81     435,692   2.05 to 0.45     4.41        4.45 to 2.44
Small Company Value Portfolio--Class A            9,655     23.23 to 11.67     211,201   1.90 to 0.45     0.07       6.78 to (6.67)
Small Company Value Portfolio--Class B            8,922     20.68 to 11.66     168,355   2.05 to 0.45     0.00       6.64 to (6.74)
International Value Portfolio--Class A           18,347     20.41 to 12.66     334,986   1.90 to 0.45     1.90       15.22 to 1.26
International Value Portfolio--Class B            9,746     25.33 to 12.64     203,458   2.05 to 0.45     1.73       15.02 to 1.14
Total Return Portfolio--Class A                  17,627     18.29 to 12.87     293,409   1.90 to 0.45     3.48        3.06 to 1.32
Total Return Portfolio--Class B                  15,330     15.22 to 12.86     221,498   2.05 to 0.45     3.30        2.99 to 1.11
US Large Cap Value Portfolio--Class A            19,407     14.67 to 12.46     280,356   1.90 to 0.45     0.58       5.94 to (0.30)
US Large Cap Value Portfolio--Class B             6,562     17.77 to 12.45     101,276   2.05 to 0.45     0.40       5.70 to (0.43)
Mid Cap Stock Portfolio--Class A                 19,483     18.03 to 11.79     297,322   1.90 to 0.45     0.00       3.76 to (5.65)
Mid Cap Stock Portfolio--Class B                  8,110     20.99 to 11.78     152,344   2.05 to 0.45     0.00       3.59 to (5.75)
Global Allocation Portfolio--Class A              5,254     13.51 to 11.79      62,893   1.90 to 0.45     1.05        7.19 to 1.28
Global Allocation Portfolio--Class B             10,086     18.01 to 12.65     151,889   2.05 to 0.45     0.83        7.04 to 1.21
Dynamic Growth Portfolio--Class A                14,601      11.57 to 5.00      79,820   1.90 to 0.45     0.00        1.68 to 0.58
Dynamic Growth Portfolio--Class B                 2,050     18.43 to 14.57      31,279   2.05 to 0.45     0.00        1.32 to 0.12
Total Stock Market Index Portfolio--Class A       2,355     14.28 to 11.71      28,420   1.90 to 0.45     1.00        7.29 to 6.14
Total Stock Market Index Portfolio--Class B       1,854     18.19 to 15.18      29,225   2.05 to 0.45     0.85        7.07 to 5.79
500 Index Portfolio--Class A                     12,061     13.39 to 10.99     136,899   1.90 to 0.45     0.97        7.79 to 6.63
500 Index Portfolio--Class B                      6,387     17.48 to 14.34      95,715   2.05 to 0.45     0.81       7..66 to 6.38
Mid Cap Index Portfolio--Class A                  3,147     19.44 to 16.58      56,435   1.90 to 0.45     0.65        2.27 to 1.16
Mid Cap Index Portfolio--Class B                  2,930     19.96 to 16.54      49,659   2.05 to 0.45     0.47        2.09 to 0.88
Small Cap Index Portfolio--Class A                2,344     17.41 to 12.50      38,580   1.90 to 0.45     0.52        7.75 to 6.59
Small Cap Index Portfolio--Class B                2,516     20.78 to 16.82      43,392   2.05 to 0.45     0.34        7.60 to 6.32
Capital Appreciation Portfolio--Class A          24,423      12.19 to 8.87     223,888   1.90 to 0.45     0.00     (2.13) to (3.18)
Capital Appreciation Portfolio--Class B           7,261     17.14 to 12.16     100,741   2.05 to 0.45     0.00     (2.35) to (3.51)
Health Sciences Portfolio--Class A                4,340     17.44 to 12.71      71,299   1.90 to 0.45     0.00        2.17 to 1.07
Health Sciences Portfolio--Class B                4,138     18.93 to 12.70      72,514   2.05 to 0.45     0.00        1.98 to 0.77
Financial Services Portfolio--Class A             2,489     17.12 to 13.34      40,274   1.90 to 0.45     0.38       13.10 to 6.72
Financial Services Portfolio--Class B             2,654     20.26 to 13.33      46,781   2.05 to 0.45     0.22       12.85 to 6.63
Quantitative Mid Cap Portfolio--Class A             766     14.50 to 13.15      10,293   1.90 to 0.45     0.00     (1.54) to (2.60)
Quantitative Mid Cap Portfolio--Class B             609     19.61 to 16.63      10,271   2.05 to 0.45     0.00     (1.71) to (2.88)
All Cap Value Portfolio--Class A                  3,724     16.37 to 15.21      57,565   1.90 to 0.45     0.98        8.29 to 7.12
All Cap Value Portfolio--Class B                  3,538     19.11 to 15.26      57,793   2.05 to 0.45     0.80        8.18 to 6.90
Strategic Value Portfolio--Class A                1,905     12.65 to 11.50      22,410   1.90 to 0.45     0.76        7.12 to 5.97
Strategic Value Portfolio--Class B                1,314     17.83 to 14.18      19,377   2.05 to 0.45     0.58        6.95 to 5.68
Utilities Portfolio--Class A                      3,060     17.61 to 15.25      47,688   1.90 to 0.45     2.35      15.24 to 14.00

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

6. UNIT VALUES -- (CONTINUED)

                                                                                        EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    NET ASSETS   HIGHEST TO      INCOME       HIGHEST TO
                  SUBACCOUNT                     (000S)  HIGHEST TO LOWEST    (000S)       LOWEST**      RATIO*        LOWEST***
                  ----------                    -------  -----------------  ----------  -------------  ----------  ---------------
Utilities Portfolio--Class B                      2,185   $25.15 to $21.99  $   51,188  2.05% to 0.45%    2.18%    15.11% to 13.74%
Mid Cap Value Portfolio--Class A                 10,336     19.93 to 18.50     194,510   1.90 to 0.45     0.71        2.65 to 1.55
Mid Cap Value Portfolio--Class B                 10,277     20.36 to 17.36     183,113   2.05 to 0.45     0.52        2.46 to 1.24
Fundamental Value Portfolio--Class A             10,895     16.14 to 12.72     166,335   1.90 to 0.45     0.81        6.12 to 1.79
Fundamental Value Portfolio--Class B             18,059     18.78 to 12.72     297,844   2.05 to 0.45     0.62        5.97 to 1.73
Emerging Growth Portfolio--Class B                  568     19.41 to 18.38      10,609   2.05 to 0.45     0.00        4.99 to 3.74
Natural Resources Portfolio--Class B              6,214     34.80 to 10.97     206,152   2.05 to 0.45     0.40      7.84 to (12.27)
Mid Cap Core Portfolio--Class B                   1,908     19.06 to 12.32      34,792   2.05 to 0.45     0.07       4.32 to (1.43)
Quantitative All Cap Portfolio--Class B             150     20.26 to 19.19       2,933   2.05 to 0.45     0.00        6.15 to 4.88
Large Cap Value Portfolio--Class B                3,528     23.72 to 22.46      80,594   2.05 to 0.45     0.29        7.53 to 6.25
Small Cap Opportunities Portfolio--Class A        3,778     23.98 to 22.83      87,437   1.90 to 0.45     0.71        2.68 to 1.58
Small Cap Opportunities Portfolio--Class B        2,872     23.91 to 11.47      65,698   2.05 to 0.45     0.54       2.53 to (8.25)
Special Value Portfolio--Class B                    316     20.25 to 19.18       6,164   2.05 to 0.45     0.00        2.70 to 1.48
Real Return Bond Portfolio--Class B               7,635     14.48 to 13.71     106,322   2.05 to 0.45     2.36        1.64 to 0.43
American International Portfolio--Class B        31,218     26.02 to 12.40     761,700   2.05 to 0.45     0.76      10.15 to (0.81)
American Growth Portfolio--Class B               63,650     20.14 to 12.06   1,216,551   2.05 to 0.45     0.17       2.26 to (3.51)
American Blue-Chip Income & Growth
   Portfolio--Class B                             9,173     19.65 to 18.61     173,397   2.05 to 0.45     0.43       10.66 to 9.35
American Growth-Income Portfolio--Class B        54,468     19.18 to 12.82     992,963   2.05 to 0.45     0.97        8.11 to 2.56
American Bond Portfolio--Class B                 30,016     12.94 to 12.70     383,265   2.05 to 0.45     0.00        3.81 to 2.58
American Century Small Company--Class B           1,181     15.55 to 14.96      17,897   2.05 to 0.45     0.00     (2.81) to (3.97)
PIMCO VIT All Asset Portfolio                     3,064     15.03 to 14.46      44,823   2.05 to 0.45     2.62        2.10 to 0.89
Core Equity Class B                               3,157     14.39 to 12.22      44,167   2.05 to 0.45     0.00     (2.12) to (4.69)
Classic Value Class B                             1,922     16.59 to 13.13      31,005   2.05 to 0.45     0.00       10.11 to 5.03
Quantitative Value--Class B                         313     17.75 to 17.08       5,411   2.05 to 0.45     1.54      12.12 to 10.79
US Global Leaders Growth--Class A                 2,509     12.94 to 12.49      31,632   1.90 to 0.45     0.00      (2.09 to (3.14)
US Global Leaders Growth--Class B                 2,073     12.92 to 12.43      26,035   2.05 to 0.45     0.00     (2.32) to (3.48)
John Hancock Strategic Income Class B             1,281     14.10 to 13.56      17,566   2.05 to 0.45     0.20        2.32 to 1.11
John Hancock Int'l Eq Index--Class A              2,359     19.33 to 18.66      44,495   1.90 to 0.45     0.84      12.78 to 11.56
John Hancock Int'l Eq Index--Class B              2,058     19.22 to 18.49      38,463   2.05 to 0.45     0.65      12.56 to 11.22
Active Bond--Class A                              9,381     12.98 to 12.71     120,084   1.90 to 0.45     2.81        2.49 to 1.38
Active Bond--Class B                             37,701     12.94 to 12.65     479,507   2.05 to 0.45     2.61        2.28 to 1.06
CGTC Overseas Equity--Class B                       379     16.69 to 16.31       6,226   2.05 to 0.45     0.45        9.38 to 8.08
Independence Investment LLC Small Cap--Class B       77     14.16 to 13.84       1,069   2.05 to 0.45     0.00     (0.69) to (1.87)
Marisco International Opportunities--Class B      1,695     17.15 to 12.01      28,431   2.05 to 0.45     0.38      10.91 to (3.91)
T Rowe Price Mid Value--Class B                     786     15.45 to 15.11      11,965   2.05 to 0.45     0.07        9.82 to 8.52
UBS Large Cap--Class B                               89     14.78 to 14.45       1,302   2.05 to 0.45     0.24        6.51 to 5.24
US High Yield--Class B                              241     13.65 to 13.34       3,230   2.05 to 0.45     3.43        5.30 to 4.05
Wellington Small Cap Growth--Class B              1,848     16.22 to 11.23      29,245   2.05 to 0.45     0.00      1.83 to (10.18)
Wellington Small Cap Value--Class B               2,907     15.63 to 12.51      44,636   2.05 to 0.45     0.00        8.91 to 0.08
Wells Capital Core Bond--Class B                    111     12.84 to 12.55       1,407   2.05 to 0.45     2.30        2.21 to 0.99
Index Allocation Trust--Class B                   4,710     12.91 to 12.55      60,174   2.05 to 0.45     0.60        3.30 to 0.39
Scudder Capital Growth Portfolio--Class B         2,681     19.71 to 16.49      52,329   2.05 to 0.46     0.19        1.79 to 1.30
Scudder Global Discovery Portfolio--Class B         602     32.16 to 25.71      19,110   2.05 to 0.47     0.94        8.23 to 7.71
Scudder Growth & Income Portfolio--Class B        1,334     20.26 to 17.11      26,701   2.05 to 1.40     0.62        5.21 to 4.70
Scudder Health Sciences Portfolio--Class B          668     20.04 to 17.08      13,269   2.05 to 0.49     0.00        2.05 to 1.55
Scudder International Portfolio--Class B          1,274     24.45 to 22.49      30,839   2.05 to 0.50     1.53      11.42 to 10.88

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

6. UNIT VALUES -- (CONTINUED)

                                                                                        EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    NET ASSETS   HIGHEST TO      INCOME       HIGHEST TO
                  SUBACCOUNT                     (000S)  HIGHEST TO LOWEST    (000S)       LOWEST**      RATIO*        LOWEST***
                  ----------                    -------  -----------------  ----------  -------------  ----------  ---------------
Scudder Aggressive Growth Portfolio--Class B        178   $22.52 to $17.26  $    3,948  2.05% to 0.45%    0.00%      0.55% to 0.06%
Scudder Blue Chip Portfolio--Class B              1,268     22.55 to 19.71      28,322   2.05 to 0.45     0.49        8.54 to 8.01
Scudder Contarian Value Portfolio--Class B        1,253     21.47 to 17.88      26,633   2.05 to 0.45     1.21        8.56 to 8.04
Scudder Global Blue Chip Portfolio--Class B         478     27.23 to 24.49      12,905   2.05 to 0.45     0.19      15.38 to 14.82
Scudder Government Securities Portfolio--Class
   B                                              1,917     13.20 to 12.73      25,131   2.05 to 0.45     4.16        1.40 to 0.91
Scudder High Income Portfolio--Class B            1,932     19.26 to 16.04      36,768   2.05 to 0.45     7.65        5.06 to 4.56
Scudder International Select Equity
   Portfolio--Class B                             1,341     24.95 to 22.77      33,145   2.05 to 0.45     1.66       10.43 to 9.90
Scudder Fixed Income Portfolio--Class B           4,591     13.70 to 12.98      62,313   2.05 to 0.45     3.29        1.60 to 1.10
Scudder Money Market Portfolio--Class B           2,738     12.63 to 12.39      34,233   2.05 to 0.45     3.01        1.99 to 1.50
Scudder Small Cap Growth Portfolio--Class B       1,251     20.74 to 16.37      25,515   2.05 to 0.45     0.00     (2.90) to (3.37)
Scudder Technology Growth Portfolio--Class B        430     22.01 to 15.32       9,264   2.05 to 0.45     0.00     (4.70) to (5.16)
Scudder Total Return Portfolio--Class B           1,181     17.15 to 15.15      20,092   2.05 to 0.45     2.17        4.41 to 3.90
Scudder Davis Venture Value Portfolio--Class B    2,128     22.39 to 18.37      47,091   2.05 to 0.45     0.27        5.11 to 4.60
Scudder Dreman Financial Services
   Portfolio--Class B                                --     20.84 to 16.15          --   2.05 to 0.45     2.97        4.92 to 4.44
Scudder Dreman High Return Equity
   Portfolio--Class B                             5,543     24.48 to 20.04     134,152   2.05 to 0.45     1.39        9.06 to 8.54
Scudder Dreman Small Cap Value
   Portfolio--Class B                             1,970     28.16 to 23.96      54,860   2.05 to 0.45     0.39       10.20 to 9.66
Scudder Salomon Growth Portfolio--Class B           268     24.68 to 19.50       6,517   2.05 to 0.45     0.00        4.66 to 4.16
Scudder Janus Growth & Income
   Portfolio--Class B                             1,173     20.52 to 17.49      23,843   2.05 to 0.45     0.23        2.34 to 1.84
Scudder Janus Growth Opportunities
   Portfolio--Class B                               354     19.64 to 16.28       6,857   2.05 to 0.45     0.00     (2.60) to (3.07)
Scudder MFS Strategic Value Portfolio--Class B       --     21.15 to 17.18          --   2.05 to 0.45     0.65        3.16 to 2.69
Scudder Oak Strategic Equity Portfolio--Class
   B                                                650     19.67 to 13.46      12,398   2.05 to 0.45     0.00     (6.91) to (7.36)
Scudder Turner Mid Cap Growth Portfolio--Class
   B                                                741     24.34 to 19.20      17,806   2.05 to 0.45     0.00     (0.38) to (0.86)
Scudder Real Estate Portfolio--Class B              775     26.53 to 25.95      20,445   2.05 to 0.45     0.00      22.65 to 22.05
Scudder Strategic Income Portfolio--Class B         897     14.29 to 13.98      12,730   2.05 to 0.45     4.74        4.68 to 4.18
Scudder Income Allocation--Class B                   --     13.59 to 13.41          --   2.05 to 0.45     4.76        2.04 to 1.57
Scudder Moderate Allocation--Class B              8,136     14.64 to 14.44     118,619   2.05 to 1.40     0.88        4.83 to 4.32
Scudder Conservative Allocation--Class B          2,482     14.20 to 14.00      35,086   2.05 to 0.45     1.23        4.04 to 3.54
Scudder Growth Allocation--Class B                9,170     15.12 to 14.91     138,111   2.05 to 0.45     0.83        5.46 to 4.95
Scudder Templeton Foreign Value                     114     16.05 to 15.85       1,821   2.05 to 0.45     0.00      12.90 to 12.35
Scudder Mercury Large Cap Core                       90     15.10 to 14.91       1,349   2.05 to 0.45     0.00        4.56 to 4.06
Scudder Bond Index--Class B                          41     12.79 to 12.67         522   2.05 to 0.45     3.31        1.91 to 1.42
Scudder Equity Index 500--Class B                 1,706     21.02 to 17.45      35,370   2.05 to 0.45     0.85        6.99 to 6.47
Alger American Balanced Portfolio--Class B        1,733     16.14 to 14.64      27,789   2.05 to 0.45     1.20     (1.83) to (2.31)
Alger American Leveraged All Cap
   Portfolio--Class B                               463     21.35 to 18.38       9,817   2.05 to 0.45     0.00        6.57 to 6.06
Credit Suisse Emerging Markets
   Portfolio--Class B                               501     32.01 to 29.66      15,889   2.05 to 0.45     0.55        9.53 to 9.00
Credit Suisse Global Post Venture Capital
   Portfolio--Class B                               127     26.82 to 22.97       3,369   2.05 to 0.45     0.00        1.94 to 1.44
Dreyfus Socially Responsible Growth Fund
   Portfolio--Class B                               108     18.63 to 15.73       1,993   2.05 to 0.45     0.00        2.47 to 1.98
Dreyfus IP Midcap Stock Portfolio--Class B        1,678     21.78 to 18.35      36,220   2.05 to 0.45     0.18       0.28 to (0.21)
Invesco Utilities Portfolio--Class B                250     25.23 to 22.43       6,244   2.05 to 0.45     0.00      12.78 to 12.23
Basic Value Focus Portfolio--Class A              1,154     30.17 to 15.59      28,593   1.90 to 0.45     0.00      10.88 to 10.47
Small Cap Value Focus Portfolio--Class A            385     66.25 to 17.63      15,070   1.90 to 1.40     0.00        4.76 to 4.37
Global Allocation Portfolio--Class B                130     22.61 to 12.86       1,746   1.90 to 0.45     0.00        8.46 to 8.06

         John Hancock Life Insurance Company (U.S.A.) Separate Account H
                   Notes to Financial Statements - (CONTINUED)
                         September 30, 2006 (unaudited)

6. UNIT VALUES (CONTINUED)

* The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

** The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

*** The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, the Company does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                            PART C: OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                 NEW NAME
--------------       --------                                 --------
October 1, 1997      NASL Variable Account                    The Manufacturers Life Insurance
                                                              Company of North America Separate
                                                              Account A
October 1, 1997      North American Security Life Insurance   The Manufacturers Life Insurance
                     Company                                  Company of North America
November 1, 1997     NAWL Holding Co., Inc.                   Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.              Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance         John Hancock Life Insurance Company
                     Company (U.S.A.) Separate Account A      (U.S.A.) Separate Account A
January 1, 2005      The Manufacturers Life Insurance         John Hancock Life Insurance Company
                     Company (U.S.A.)                         (U.S.A.)
January 1, 2005      Manulife Financial Securities LLC        John Hancock Distributors LLC
January 1, 2005      Manufacturers Securities Services LLC    John Hancock Investment Management
                                                              Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                      *****

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). [FILED HEREWITH]

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). [FILED HEREWITH]

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to this registration statement, file number 333-71074, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Previously filed as
                    Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

          (4)  (i)  (a)  Specimen Flexible Purchase Payment Individual Deferred
                         Variable Annuity Contract, Non-Participating (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                    (b) Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                    (c) Specimen Flexible Purchase Payment Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (Vision 2007) - [FILED HEREWITH].

               (ii) Specimen Fixed Account Endorsement to Flexible Purchase
                    Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit
                    (b)(4)(ii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iii) Specimen Individual Retirement Annuity Endorsement to
                    Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible
                    Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to registration on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vi) Specimen Qualified Plan Endorsement Section 401 Plans to
                    Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vii) Roth Individual Retirement Annuity Endorsement -
                    Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement on Form N-4, file number 33-76162, filed March 1, 1999.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

               (iii) Specimen Application for Flexible Purchase Payment Deferred
                    Combination Fixed and Variable Annuity Contract,- [FILED HEREWITH].

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) By-laws of The Manufacturers Life Insurance Company
                    (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement between North
                    American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1995 - Incorporated by reference to Exhibit (b) (7) (iii) to Form N-4, file number 33-28455, filed March 1, 1996.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement between North American
                    Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                         Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    iii. Form of Amendment No. 3 to Automatic Reinsurance
                         Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                    Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

               (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Previously filed as Exhibit (b)(8)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 9 to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP, independent auditors - [FILED HEREWITH].

          (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - Not Applicable.

          (15) Powers of Attorney

               (i)  Not applicable.

               (ii) Not applicable.

               (iii) Not applicable.

               (iv) Not applicable.

               (v)  Not applicable.

               (vi) Not applicable.

               (vii) Not applicable.

               (viii) Power of Attorney (James R. Boyle, John D. DesPrez III,
                    John R. Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren Thompson -incorporated by reference to this registration statement on Form N-4, file no. 333-71074 filed May 1, 2006.

               (ix) Power of Attorney (Steven Finch, Hugh McHaffie) incorporated by reference to this registration statement on Form N-4, file no. 333-71074 filed November 20, 2006.

               (x)  Power of Attorney (Katherine MacMillan) [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                            EFFECTIVE JANUARY 1, 2007

NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITION WITH DEPOSITOR
------------------       -----------------------
John D. DesPrez III*     Chairman & President
Hugh McHaffie*           Director, Executive Vice President, Wealth Management
James R. Boyle*          Director, Executive Vice President, Life Insurance
Warren Thomson***        Director, Executive Vice President and Chief
                         Investments Officer, US Investments
Steven Finch*            Director, Senior Vice President & General Manager,
                         Life Insurance
Marc Costantini*         Director, Senior Vice President & Chief Financial
                         Officer
Diana Scott*             Director, Senior Vice President, Human Resources
John R. Ostler**         Director
Rex Schlaybaugh, Jr.*    Director
Katherine  MacMillan**   Director, Senior Vice President & General Manager, RPS
Jonathan Chiel*          Executive Vice President & General Counsel
Steven Mannik**          Executive Vice President & General Manager, Reinsurance
Peter G. Copestake**     Senior Vice President and Treasurer
Patrick Gill**           Senior Vice President and Controller
Scott Hartz*             Senior Vice President, US Investments
Emanuel Alves*           Vice President, Counsel & Corporate Secretary
John Brabazon*           Vice President & CFO, US Investments
Philip Clarkson*         Vice President, Taxation
Brian Collins**          Vice President, Taxation
Mitchell A. Karman*      Vice President, Chief Compliance Officer & Counsel
Peter Mitsopoulos*       Vice President, Treasury

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2005 appears below:

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                             AS OF DECEMBER 31, 2005

                                                                              JURISDICTION OF
AFFILIATE                                            LEGAL ID   % OF EQUITY    INCORPORATION
---------                                            --------   -----------   ---------------
MANULIFE FINANCIAL CORPORATION                            2          100      CANADA
   John Hancock Holdings (Delaware) LLC                0275          100      Delaware
      John Hancock Financial Services, Inc.            0003          100      Delaware
   The Manufacturers Life Insurance Company            0001          100      Canada
      Manulife Bank of Canada                          0058          100      Canada
      Manulife Financial Services Inc.                 0199          100      Canada
      Manulife Securities International Ltd.           0079          100      Canada
      Manulife Canada Ltd.                             0157          100      Canada
      First North American Insurance Company           0111          100      Canada
      Equinox Financial Group, Inc.                    0239          100      Canada
      EIS Insurance Services, Inc.(1)                                 50      Canada
      Cantay Holdings Inc.                             0051          100      Ontario
      Regional Power, Inc.                             0136         83.5      Canada
      Manulife Data Services, Inc.                     0081          100      Barbados
      Manulife Capital Inc.                            0278          100      Canada
      MSIL Holdings (Canada) Limited                   0289          100      Canada
      880 Belgrave Way Holdings Ltd.                                 100      British Columbia
      6212344 Canada Limited                           0272          100      Canada
      Manulife Enterprise (Alberta)Limited             0276          100      Alberta
      Manulife Enterprise (Bermuda) Limited            0277          100      Bermuda
      1293319 Ontario Inc.                             0170          100      Ontario
      3426505 Canada Inc.                              0161          100      Canada
      FNA Financial Inc.                               0115          100      Canada
         Elliot & Page Limited                         0116          100      Ontario
      NAL Resources Limited                            0117          100      Alberta
      NAL Resources Management Limited                 0120          100      Canada
      2015500 Ontario Inc.                             0154          100      Ontario
      NALC Holdings Inc. (2)                           0103           50      Ontario
      2015401 Ontario Inc.                             0140          100      Ontario
      2024385 Ontario Inc.                             0153          100      Ontario
      Cavalier Cable, Inc.(3)                                         78      Delaware
      MFC Global Investment Management (U.S.A.)
         Limited                                       0156          100      Canada
      MFC Global Fund Management (Europe) Limited                    100      England
         MFC Global Investment Management (Europe)
            Limited                                    0064          100      England
      Manulife Holdings (Alberta) Limited              0201          100      Alberta
         Manulife Holdings (Delaware) LLC              0205          100      Delaware
            The Manufacturers Investment
               Corporation                             0087          100      Michigan
               Manulife Reinsurance Limited            0067          100      Bermuda
                  Manulife Reinsurance (Bermuda)
                     Limited                           0203          100      Bermuda
               John Hancock Life Insurance Company
                  (U.S.A.)                             0019          100      Michigan
               Manulife Service Corporation            0007          100      Colorado
               John Hancock Distributors LLC           0005          100      Delaware

               John Hancock Investment Management
                  Services, LLC (4)                    0097           57      Delaware
               John Hancock Life Insurance Company
                  of New York                          0094          100      New York
               Ennal, Inc.                             0124          100      Delaware
               Avon Long Term Care Leaders LLC         0158          100      Delaware
               Ironside Venture Partners I LLC         0196          100      Delaware
               Ironside Venture Partners II LLC        0197          100      Delaware
               Manulife Leasing Co. LLC                               80      Delaware
      Manulife Europe Ruckversicherungs-
         Aktiengesellschaft                            0138          100      Germany
      Manulife Holdings (Bermuda) Limited              0147          100      Bermuda
         Manulife Management Services Ltd.             0191          100      Barbados
         Manufacturers P&C Limited                     0036          100      Barbados
         Manufacturers Life Reinsurance Limited        0049          100      Barbados
      Manulife (Vietnam) Limited                       0188          100      Vietnam
         Manulife Vietnam Fund Management Company                    100      Vietnam
      Manulife (Singapore) Pte. Ltd.                   0014          100      Singapore
         John Hancock Ltd.                                           100      Singapore
      The Manufacturers Life Insurance Co.
         (Phils.), Inc.                                0164          100      Philippines
         FCM Plans, Inc.                               0155          100      Philippines
         Manulife Financial Plans, Inc.                0187          100      Philippines
   FCM Holdings Inc.                                   0104          100      Philippines
   Manulife International Holdings Limited             0152          100      Bermuda
         Manulife Provident Funds Trust Company
            Limited                                    0163          100      Hong Kong
         Manulife Asset Management (Asia) Limited      0078          100      Barbados
            Manulife Asset Management (Hong Kong)
               Limited                                               100      Hong Kong
            P.T. Manulife Aset Manajemen Indonesia     0141           85      Indonesia
         Manulife (International) Limited              0028          100      Bermuda
            Manulife-Sinochem Life Insurance Co.
               Ltd.                                    0043           51      China
   P.T. Asuransi Jiwa Manulife Indonesia               0042           71      Indonesia
      P.T. Bunadaya Sarana Informatika                                98      Indonesia
      P.T. Asuransi Jiwa Arta Mandiri Prima            0075        99.75      Indonesia
      P.T. Indras Insan Jaya Utama                                 99.98      Indonesia
         P.T. Asuransi Jiwa John Hancock Indonesia                  3.76      Indonesia
   6306471 Canada Inc.                                 0282          100      Canada
      CDF (Thailand) Limited                           0287         90.2      Thailand
         OQC (Thailand) Limited(5)                     0288           51      Thailand
            Manulife Insurance (Thailand) Public
               Company Limited(6)                      0286        72.54      Thailand
   Manulife Technology & Services Sdn Bhd.             0285          100      Malaysia
   6306489 Canada Inc.                                 0283          100      Canada
   Manulife Alberta Limited                            0279          100      Alberta
         Manulife European Holdings (Bermuda)
            Limited                                    0270          100      Bermuda
         Manulife European Investments
            (Luxembourg) S.a.r.l.                      0271          100      Luxembourg
               Manulife Hungary Holdings
                  Limited(7)                           0149           99      Hungary
   MLI Resources Inc.                                  0193          100      Alberta
         Manulife Life Insurance Company(8)            0180           35      Japan
            MFC Global Investment Management
               (Japan) Limited                         0208          100      Japan
         Manulife Century Investments (Bermuda)
            Limited                                    0172          100      Bermuda
            Manulife Century Investments
               (Luxembourg) S.A.                       0173          100      Luxembourg

               Manulife Century Investments
                  (Netherlands) B.V.                   0174          100      Netherlands
                  Manulife Premium Collection Co.
                     Ltd.                              0178
                  Y.K. Manulife Properties Japan       0142          100      Japan
                  Manulife Century Holdings
                     (Netherlands) B.V.                0195          100      Netherlands

(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.

(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.

(5)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.

(6) 24.97% OF Manulife insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company.

(7)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(8) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 27. Number of Contract Owners.

     As of DECEMBER 31, 2006, there were 2,686 qualified contracts and 6,765 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

     (b)  Set forth below is Board of Managers of John Hancock Distributors LLC:

NAME                    TITLE
----                    -----
Marc Costantini*        Chairman
Steven Finch*           President and CEO
Kevin Hill*             Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan**   Senior Vice President, Retirement Plan Services
Christopher Walker**    Vice President and CCO

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this twelfth day of February 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the twelfth day of February 2007.

Signature                               Title
---------                               -----


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Marc Costantini                     Director, Senior Vice President & Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Marc Costantini


/s/ Patrick Gill                        Senior Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


                   *                    Director, Executive Vice President, US Insurance
-------------------------------------
James R. Boyle


                   *                    Director, Senior Vice President & General Manager,
-------------------------------------   Life Insurance
Steven Finch


                   *                    Director
-------------------------------------
Katherine MacMillan


                   *                    Director, Executive Vice President, Wealth Management &
-------------------------------------   General Manager, Variable Annuities
Hugh McHaffie


                   *                    Director
-------------------------------------
John R. Ostler


                   *                    Director
-------------------------------------
Rex Schlaybaugh Jr.


                   *                    Director, Senior Vice President, Human Resources
-------------------------------------
Diana Scott


                   *                    Director, Executive Vice President and Chief Investments
-------------------------------------   Officer, US Investments
Warren Thomson


*/s/ Arnold R. Bergman                  Chief Counsel - Annuities
-------------------------------------
Arnold R. Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

   ITEM NO.                                DESCRIPTION
   --------      -------------------------------------------------------------
24(b) 4(i)(c)    Specimen Flexible Purchase Payment Deferred Combination Fixed
                 and Variable Annuity Contract, Non-Participating (Vision 2007)

24(b) 5(iii)     Specimen Application for Flexible Purchase Payment Deferred
                 Combination Fixed and Variable Annuity Contract

24.(b)10         Consent of Independent Auditors

 24(b)15(viii)   Power of Attorney (Katherine MacMillan)